As filed with the SEC on March 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04556

TRANSAMERICA FUNDS
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of principal executive offices)	(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2009– January 31, 2010

Item 1. Schedule of Investments.

The unaudited Schedules of Investment of Registrant as of January 31, 2010 are attached.

Transamerica AEGON High Yield Bond

Formerly Known As Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts in thousands)

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITIES - 1.4%
Commercial Banks - 0.5%
Wells Fargo Capital XV
9.75%, 09/26/2013 ■ Ž Λ	$2,625	$2,796
Diversified Financial Services - 0.2%
Bank of America Corp.
8.00%, 12/29/2049 ■ Ž	1,500	1,424
Insurance - 0.7%
Lincoln National Corp.
7.00%, 05/17/2066 ■	5,250	4,397
Total Preferred Corporate Debt Securities (cost $7,300)		8,617

CORPORATE DEBT SECURITIES - 92.0%
Aerospace & Defense - 1.9%
Alliant Techsystems, Inc.
6.75%, 04/01/2016	4,250	4,239
BE Aerospace, Inc.
8.50%, 07/01/2018	1,800	1,886
DAE Aviation Holdings, Inc.
11.25%, 08/01/2015 - 144A	400	367
Hawker Beechcraft Acquisition Co. LLC
8.50%, 04/01/2015 Λ	3,740	2,571
Spirit Aerosystems, Inc.
7.50%, 10/01/2017 - 144A	2,095	2,111
Beverages - 0.8%
Constellation Brands, Inc.
7.25%, 09/01/2016	4,900	4,923
Building Products - 3.4%
Masco Corp.
7.75%, 08/01/2029	2,000	1,941
Owens Corning, Inc.
7.00%, 12/01/2036 Ђ	7,940	7,697
Ply Gem Industries, Inc.
11.75%, 06/15/2013	8,520	8,668
13.13%, 07/15/2014 - 144A	2,000	2,000
Capital Markets - 0.2%
Janus Capital Group, Inc.
6.70%, 06/15/2017	1,400	1,386
Chemicals - 2.7%
Huntsman International LLC
5.50%, 06/30/2016 - 144A	450	393
7.38%, 01/01/2015 Ђ	6,400	6,048
Ineos Group Holdings PLC
8.50%, 02/15/2016 - 144A	1,320	884
Nova Chemicals Corp.
3.65%, 11/15/2013 *	5,400	4,955
8.38%, 11/01/2016 - 144A	2,000	2,015
8.63%, 11/01/2019 - 144A	1,500	1,515
Commercial Services & Supplies - 2.8%
Aramark Corp.
8.50%, 02/01/2015	1,450	1,454
Ceridian Corp.
11.25%, 11/15/2015	2,930	2,857
12.25%, 11/15/2015 Ώ	346	336
Ford Holdings LLC
9.30%, 03/01/2030	3,500	3,465
Hertz Corp.
8.88%, 01/01/2014	4,150	4,180
10.50%, 01/01/2016	1,000	1,048
Iron Mountain, Inc.
7.75%, 01/15/2015	1,000	1,008
8.38%, 08/15/2021	2,500	2,593
Computers & Peripherals - 0.4%
Seagate Technology HDD Holdings, Inc.
6.80%, 10/01/2016	1,625	1,619
Seagate Technology International
10.00%, 05/01/2014 - 144A	450	515
Consumer Finance - 2.0%
American General Finance Corp.
4.00%, 03/15/2011 Λ	2,000	1,864
5.20%, 12/15/2011	2,000	1,792
5.38%, 10/01/2012	6,947	5,749
5.63%, 08/17/2011 Λ	3,000	2,748
Containers & Packaging - 2.8%
Cascades, Inc.
7.75%, 12/15/2017 - 144A	1,880	1,918
7.88%, 01/15/2020 - 144A	750	763
Graphic Packaging International, Inc.
9.50%, 08/15/2013	2,500	2,589
Jefferson Smurfit Corp.
8.25%, 10/01/2012 Λ Џ	7,745	6,467
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/2014	3,235	3,267
Sealed Air Corp.
6.88%, 07/15/2033 - 144A	2,100	1,996
Diversified Consumer Services - 0.8%
Service Corp. International
6.75%, 04/01/2015 - 04/01/2016	4,650	4,569
7.00%, 06/15/2017	175	173
Diversified Financial Services - 7.0%
AES Red Oak LLC - Series B
9.20%, 11/30/2029	2,125	2,051
CIT Group, Inc.
7.00%, 05/01/2013 - 05/01/2017 Λ	7,938	6,871
Firekeepers Development Authority
13.88%, 05/01/2015 - 144A	4,000	4,580
Ford Motor Credit Co. LLC
8.13%, 01/15/2020	3,000	3,020
9.88%, 08/10/2011	6,075	6,356
GMAC, Inc.
6.75%, 12/01/2014	6,240	6,068
7.25%, 03/02/2011	3,150	3,174
JPMorgan Chase & Co. - Series 1
7.90%, 04/30/2018 ■ Ž	2,250	2,305
Nuveen Investments, Inc.
10.50%, 11/15/2015	7,310	6,761
Diversified Telecommunication Services - 6.7%
Frontier Communications Corp.
9.00%, 08/15/2031	5,015	4,965
Intelsat Corp.
9.25%, 06/15/2016	3,265	3,396
Intelsat Jackson Holdings, Ltd.
11.25%, 06/15/2016	1,000	1,063
Qwest Communications International, Inc. - Series B
7.50%, 02/15/2014	2,615	2,631

The notes are an integral part of this report.

Transamerica Funds	January 31, 2010 Form NQ

1

	Principal	Value
Diversified Telecommunication Services (continued)
Qwest Communications International, Inc.
7.50%, 02/15/2014	$975	$981
8.00%, 10/01/2015 - 144A	3,500	3,623
Sprint Capital Corp.
6.90%, 05/01/2019 Λ	1,920	1,709
8.75%, 03/15/2032	10,875	9,787
Telcordia Technologies, Inc.
4.03%, 07/15/2012 - 144A *	6,035	5,732
Windstream Corp.
7.88%, 11/01/2017 - 144A	2,375	2,345
8.63%, 08/01/2016	3,500	3,592
Electric Utilities - 3.0%
Elwood Energy LLC
8.16%, 07/05/2026	5,088	4,853
Energy Future Holdings Corp.
9.75%, 10/15/2019	243	245
Energy Future Intermediate Holding Co., LLC
9.75%, 10/15/2019	297	300
Intergen NV
9.00%, 06/30/2017 - 144A	5,100	5,202
Texas Competitive Electric Holdings Co. LLC - Series A
10.25%, 11/01/2015 Ђ Λ	9,045	7,077
Electronic Equipment & Instruments - 0.4%
NXP BV
3.00%, 10/15/2013 *	2,940	2,455
Food & Staples Retailing - 1.7%
Rite Aid Corp.
7.50%, 03/01/2017	2,000	1,840
10.38%, 07/15/2016	2,200	2,321
SUPERVALU, Inc.
7.50%, 11/15/2014	3,600	3,609
8.00%, 05/01/2016	2,430	2,430
Food Products - 2.2%
Del Monte Corp.
6.75%, 02/15/2015	1,075	1,099
7.50%, 10/15/2019 - 144A	1,100	1,130
Dole Food Co., Inc.
8.00%, 10/01/2016 - 144A	3,450	3,570
Smithfield Foods, Inc.
7.75%, 05/15/2013	4,375	4,102
Tyson Foods, Inc.
7.00%, 05/01/2018	2,400	2,353
8.25%, 10/01/2011	700	753
Gas Utilities - 1.6%
Dynegy Holdings, Inc.
7.75%, 06/01/2019	11,540	9,232
Health Care Equipment & Supplies - 0.8%
Cooper Cos., Inc.
7.13%, 02/15/2015	4,995	4,908
Health Care Providers & Services - 5.0%
Community Health Systems, Inc.
8.88%, 07/15/2015	7,250	7,494
HCA, Inc.
8.50%, 04/15/2019 - 144A	1,100	1,163
9.25%, 11/15/2016	8,875	9,362
9.88%, 02/15/2017 - 144A	1,000	1,088
Omnicare, Inc.
6.13%, 06/01/2013	3,900	3,842
6.88%, 12/15/2015	600	587
U.S. Oncology, Inc.
9.13%, 08/15/2017	5,550	5,828
Hotels, Restaurants & Leisure - 6.5%
Harrah’s Operating Co., Inc.
10.00%, 12/15/2018 Λ	6,825	5,425
Mashantucket Western Pequot Tribe
8.50%, 11/15/2015 - 144A Џ	6,600	2,013
MGM Mirage, Inc.
5.88%, 02/27/2014	2,500	2,081
7.50%, 06/01/2016 Λ	1,625	1,357
8.38%, 02/01/2011 Λ	1,150	1,105
10.38%, 05/15/2014 - 144A	500	549
11.38%, 03/01/2018 - 144A Λ	3,500	3,308
Mohegan Tribal Gaming Authority
7.13%, 08/15/2014 Λ	3,275	2,530
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	5,950	5,904
7.25%, 06/15/2016	500	488
Seneca Gaming Corp.
7.25%, 05/01/2012	5,400	5,265
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018	1,600	1,596
7.15%, 12/01/2019	2,500	2,488
WMG Acquisition Corp.
9.50%, 06/15/2016 - 144A	2,400	2,574
Wynn Las Vegas Capital Corp.
6.63%, 12/01/2014 Λ	2,200	2,107
Household Durables - 4.2%
Beazer Homes USA, Inc.
12.00%, 10/15/2017 - 144A Λ	3,225	3,620
D.R. Horton, Inc.
5.25%, 02/15/2015	2,208	2,098
Jarden Corp.
7.50%, 05/01/2017	3,390	3,407
K. Hovnanian Enterprises, Inc.
10.63%, 10/15/2016 - 144A	3,000	3,195
KB Home
9.10%, 09/15/2017	3,450	3,657
Meritage Homes Corp.
6.25%, 03/15/2015	6,170	5,783
Mohawk Industries, Inc.
6.88%, 01/15/2016 Ђ	3,475	3,527
Independent Power Producers & Energy Traders - 3.1%
Edison Mission Energy
7.00%, 05/15/2017	4,800	3,792
7.20%, 05/15/2019	6,500	5,037
7.75%, 06/15/2016	2,000	1,720
LSP Energy, LP
7.16%, 01/15/2014	2,703	2,384
NRG Energy, Inc.
7.25%, 02/01/2014	3,520	3,533
7.38%, 01/15/2017	2,000	1,988
Industrial Conglomerates - 0.5%
Koppers, Inc.
7.88%, 12/01/2019 - 144A	3,175	3,239

The notes are an integral part of this report.

2

	Principal	Value
Insurance - 1.0%
Genworth Financial, Inc.
6.15%, 11/15/2066 ■	$2,000	$1,410
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A ■	4,400	4,840
IT Services - 3.0%
DI Finance
9.50%, 02/15/2013	2,005	2,030
SunGard Data Systems, Inc.
9.13%, 08/15/2013	8,210	8,353
Unisys Corp.
12.50%, 01/15/2016	1,250	1,319
12.75%, 10/15/2014 - 144A	2,372	2,752
14.25%, 09/15/2015 - 144A	3,503	4,134
Machinery - 0.5%
Navistar International Corp.
8.25%, 11/01/2021	2,690	2,717
Media - 4.0%
Clear Channel Communications, Inc.
10.75%, 08/01/2016	750	563
11.00%, 08/01/2016	225	143
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/2017 - 144A	3,150	3,241
CSC Holdings LLC
8.50%, 06/15/2015 - 144A	925	978
CSC Holdings, Inc.
7.63%, 07/15/2018	4,650	4,812
DISH DBS Corp.
6.63%, 10/01/2014	990	983
7.75%, 05/31/2015	3,080	3,172
Lamar Media Corp.
6.63%, 08/15/2015 Λ	3,025	2,892
9.75%, 04/01/2014	750	821
Liberty Media LLC
5.70%, 05/15/2013	2,500	2,419
Umbrella Acquisition, Inc.
9.75%, 03/15/2015 - 144A Λ	2,447	2,153
Videotron Ltee
6.88%, 01/15/2014	1,825	1,816
Metals & Mining - 1.6%
Steel Dynamics, Inc.
7.38%, 11/01/2012	3,600	3,680
Teck Resources, Ltd.
9.75%, 05/15/2014	900	1,028
10.25%, 05/15/2016	2,250	2,571
10.75%, 05/15/2019	500	589
U.S. Steel Corp.
7.00%, 02/01/2018	1,950	1,880
Multiline Retail - 2.3%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014	5,125	4,689
JC Penney Corp., Inc.
7.40%, 04/01/2037	2,000	2,015
7.65%, 08/15/2016	2,000	2,140
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012	500	510
7.45%, 07/15/2017 Λ	4,100	4,305
Oil, Gas & Consumable Fuels - 7.9%
Chesapeake Energy Corp.
6.88%, 01/15/2016	2,000	1,970
7.00%, 08/15/2014	3,400	3,426
7.25%, 12/15/2018	830	826
7.63%, 07/15/2013	100	105
Connacher Oil and Gas, Ltd.
10.25%, 12/15/2015 - 144A	2,680	2,573
Continental Resources, Inc.
8.25%, 10/01/2019 - 144A	1,840	1,909
El Paso Corp.
7.25%, 06/01/2018	3,100	3,185
Forest Oil Corp.
7.25%, 06/15/2019	1,600	1,608
Kinder Morgan Finance Co.
5.70%, 01/05/2016	4,810	4,671
Mariner Energy, Inc.
8.00%, 05/15/2017	1,555	1,520
Newfield Exploration Co.
6.63%, 09/01/2014	2,175	2,197
6.88%, 02/01/2020	1,175	1,172
7.13%, 05/15/2018	295	299
Opti Canada, Inc.
7.88%, 12/15/2014	4,500	3,903
8.25%, 12/15/2014	3,600	3,168
Pioneer Natural Resources Co.
6.65%, 03/15/2017	3,225	3,169
Plains Exploration & Production Co.
7.00%, 03/15/2017	1,400	1,381
7.75%, 06/15/2015	3,000	3,060
Tesoro Corp.
6.25%, 11/01/2012	3,275	3,300
6.63%, 11/01/2015	675	653
Whiting Petroleum Corp.
7.00%, 02/01/2014	3,380	3,414
Paper & Forest Products - 3.7%
Domtar Corp.
7.88%, 10/15/2011	268	280
10.75%, 06/01/2017	4,250	4,930
Georgia-Pacific LLC
7.00%, 01/15/2015 - 144A	3,825	3,902
7.13%, 01/15/2017 - 144A	1,153	1,182
Verso Paper Holdings LLC
11.50%, 07/01/2014 - 144A Λ	1,800	1,935
Verso Paper Holdings LLC - Series B
11.38%, 08/01/2016 Λ	3,000	2,573
Weyerhaeuser Co.
7.38%, 03/15/2032	7,150	6,954
Real Estate Investment Trusts - 2.5%
Host Hotels & Resorts, LP
6.38%, 03/15/2015	1,000	975
7.13%, 11/01/2013	3,155	3,179
9.00%, 05/15/2017 - 144A Λ	2,250	2,408
iStar Financial, Inc.
5.88%, 03/15/2016 Λ	5,000	3,175
8.63%, 06/01/2013	5,000	3,549
10.00%, 06/15/2014 - 144A	1,500	1,410

The notes are an integral part of this report.

3

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Real Estate Management & Development - 1.1%
First Industrial, LP
5.75%, 01/15/2016	$2,000	$1,613
Realogy Corp.
10.50%, 04/15/2014 Λ	5,305	4,509
11.00%, 04/15/2014	400	330
Semiconductors & Semiconductor Equipment - 1.0%
Freescale Semiconductor, Inc.
10.13%, 12/15/2016 Λ	7,345	5,949
Software - 0.8%
First Data Corp.
9.88%, 09/24/2015	5,136	4,584
Specialty Retail - 0.7%
Blockbuster, Inc.
11.75%, 10/01/2014 - 144A Λ	4,030	2,942
Claire’s Stores, Inc.
9.63%, 06/01/2015 Λ	726	559
Nebraska Book Co., Inc.
8.63%, 03/15/2012	750	679
Textiles, Apparel & Luxury Goods - 1.2%
Levi Strauss & Co.
8.88%, 04/01/2016	1,200	1,248
9.75%, 01/15/2015	5,480	5,727
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. - Series D
7.38%, 08/01/2015	1,000	903
Total Corporate Debt Securities (cost $521,109)		548,151

	Shares
PREFERRED STOCK - 0.3%
Diversified Financial Services - 0.3%
GMAC, Inc. 7.00% - 144A	2,228	1,592
Total Preferred Stock (cost $701)

COMMON STOCKS - 0.7%
Diversified Financial Services - 0.4%
CIT Group, Inc. ‡	68,248	2,172
IT Services - 0.3%
Unisys Corp. ‡ Λ	61,972	1,790
Total Common Stocks (cost $2,995)		3,962

SECURITIES LENDING COLLATERAL - 7.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	44,071,573	44,072
Total Securities Lending Collateral (cost $44,072)

	Principal
REPURCHASE AGREEMENT - 4.1%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $24,227 on 02/01/2010. Collateralized by U.S. Government Agency Obligations, 3.75% - 4.00%, due 12/15/2023 - 12/25/2024, and with a total value of $24,715.	$24,227	24,227
Total Repurchase Agreement (cost $24,227)

Total Investment Securities (cost $600,404) #		630,621
Other Assets and Liabilities - Net		(35,069)

Net Assets		$595,552

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2010.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $43,170.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/31/2010.
Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
Џ	In default.
▲	Rate shown reflects the yield at 01/29/2010.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $600,404. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $45,311 and $15,094, respectively. Net unrealized appreciation for tax purposes is $30,217.

DEFINITION:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2010, these securities aggregated $99,359, or 16.68%, of the fund’s net assets.

The notes are an integral part of this report.

4

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Financials	$3,764	$—	$—	$3,764
Equities - Information Technology	1,790	—	—	1,790
Fixed Income - Consumer Discretionary	—	112,945	—	112,945
Fixed Income - Consumer Staples	—	28,130	—	28,130
Fixed Income - Energy	—	56,741	—	56,741
Fixed Income - Financials	—	90,739	—	90,739
Fixed Income - Health Care	—	34,272	—	34,272
Fixed Income - Industrials	—	46,081	—	46,081
Fixed Income - Information Technology	—	31,255	—	31,255
Fixed Income - Materials	—	61,725	—	61,725
Fixed Income - Telecommunication Services	—	58,749	—	58,749
Fixed Income - Utilities	—	36,131	—	36,131
Cash & Cash Equivalent - Repurchase Agreement	—	24,227	—	24,227
Cash & Cash Equivalent - Securities Lending Collateral	44,072	—	—	44,072
Total	$49,626	$580,995	$—	$630,621

The notes are an integral part of this report.

5

Transamerica AllianceBernstein International Value

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Australia - 5.9%
Amcor, Ltd.	156,998	$818
Australia & New Zealand Banking Group, Ltd.	175,700	3,378
Bendigo and Adelaide Bank, Ltd.	155,800	1,355
BHP Billiton, Ltd.	23,700	826
Challenger Financial Services Group, Ltd.	268,400	971
Insurance Australia Group, Ltd.	242,100	812
Macquarie Group, Ltd.	68,300	3,031
National Australia Bank, Ltd.	176,221	4,110
Tabcorp Holdings, Ltd.	283,800	1,765
Telstra Corp., Ltd. ^	712,100	2,104
Bermuda - 0.9%
Esprit Holdings, Ltd.	245,894	1,745
Noble Group, Ltd.	586,000	1,200
Canada - 3.8%
Bombardier, Inc. - Class B	483,000	2,277
Brookfield Properties Corp.	51,100	613
Industrial Alliance Insurance & Financial Services, Inc.	35,100	1,052
National Bank of Canada	20,700	1,094
Nexen, Inc.	135,730	2,972
Suncor Energy, Inc. ‡	86,988	2,747
TELUS Corp. - Class A	47,700	1,430
Denmark - 2.1%
Carlsberg A/S - Class B	41,001	3,085
Danske Bank A/S - Class R ‡	147,600	3,559
Finland - 1.8%
Nokia OYJ	424,000	5,961
France - 14.1%
BNP Paribas	65,252	4,718
Bouygues SA	32,400	1,607
Casino Guichard Perrachon SA	23,800	1,962
Compagnie de St-Gobain Λ	63,300	3,059
Credit Agricole SA	220,761	3,502
EDF SA	51,700	2,798
France Telecom SA	171,900	3,962
Klepierre REIT	41,100	1,537
Lagardere SCA - Reg D	63,300	2,467
Sanofi-Aventis SA	80,700	5,997
Societe Generale	83,844	4,905
Unibail-Rodamco REIT	15,000	3,269
Vallourec SA	13,045	2,261
Vivendi SA	138,200	3,612
Germany - 11.6%
Allianz SE	44,600	4,974
BASF SE	42,300	2,418
Bayer AG	66,300	4,548
Bayerische Motoren Werke AG	71,000	3,048
Celesio AG	25,900	757
Deutsche Bank AG - Reg D	69,100	4,251
Deutsche Post AG - Reg D	154,180	2,702
Deutsche Telekom AG - Reg D	109,200	1,417
E.ON AG	141,200	5,219
Metro AG	38,400	2,109
Muenchener Rueckversicherungs AG - Reg D	21,000	3,159
RWE AG	17,580	1,566
ThyssenKrupp AG Λ	42,500	1,355
Italy - 4.6%
Banca Popolare di Milano Scarl	265,300	1,736
ENI SpA	175,700	4,124
Telecom Italia SpA	1,817,100	2,734
Telecom Italia SpA - RSP	1,617,800	1,892
UniCredit SpA ‡	1,575,845	4,414
Japan - 18.7%
AEON Co., Ltd. Λ	221,500	2,213
Asahi Breweries, Ltd. Λ	122,200	2,376
Elpida Memory, Inc. ‡	70,400	1,249
ITOCHU Corp.	357,000	2,800
JFE Holdings, Inc. Λ	77,000	2,696
KDDI Corp.	380	2,006
Kyocera Corp.	13,700	1,245
Mitsubishi Corp.	159,800	3,873
Mitsubishi Gas Chemical Co., Inc.	234,000	1,247
Mitsubishi Tanabe Pharma Corp. Λ	96,000	1,363
Mitsubishi UFJ Financial Group, Inc.	226,100	1,172
Mitsui & Co., Ltd.	62,000	915
Mitsui Fudosan Co., Ltd.	213,000	3,622
Murata Manufacturing Co., Ltd.	36,900	2,029
Namco Bandai Holdings, Inc. Λ	126,000	1,260
Nippon Mining Holdings, Inc.	252,500	1,094
Nippon Telegraph & Telephone Corp.	102,300	4,318
Nippon Yusen KK	450,000	1,560
Nissan Motor Co., Ltd. ‡	492,800	4,018
ORIX Corp. Λ	46,580	3,509
Sharp Corp. Λ	181,000	2,174
Sony Corp.	56,600	1,887
Sumitomo Mitsui Financial Group, Inc. Λ	109,500	3,561
Sumitomo Realty & Development Co., Ltd.	98,000	1,749
Tokyo Electric Power Co., Inc.	111,800	3,016
Toshiba Corp. ‡ Λ	644,000	3,546
Netherlands - 3.3%
Koninklijke Ahold NV	279,060	3,521
Koninklijke DSM NV	66,600	3,123
Randstad Holding NV ‡	82,400	3,980
New Zealand - 0.7%
Fletcher Building, Ltd.	234,100	1,288
Telecom Corp. of New Zealand, Ltd.	529,598	874
Norway - 0.3%
Statoil ASA	43,000	973
Spain - 3.5%
Banco Santander SA - Reg D Λ	441,341	6,303
Telefonica SA	203,400	4,897
Switzerland - 2.7%
Adecco SA - Reg D	49,546	2,684
Novartis AG - Reg D	115,110	6,169
United Kingdom - 21.9%
AstraZeneca PLC	108,000	5,027
Aviva PLC	221,101	1,373
BAE Systems PLC	612,000	3,454
Barclays PLC	681,800	2,949
BP PLC	885,700	8,309
BT Group PLC - Class A	438,100	964
Drax Group PLC	19,299	127
GlaxoSmithKline PLC	290,800	5,655
Marks & Spencer Group PLC	573,700	3,199
Old Mutual PLC ‡	1,588,100	2,643
Premier Foods PLC ‡	1,225,300	631
Rio Tinto PLC - Reg D	67,600	3,349
Rolls-Royce Group PLC ‡	411,000	3,152
Royal Dutch Shell PLC - Class A	312,630	8,753
Thomas Cook Group PLC	322,400	1,172
Travis Perkins PLC ‡	95,300	1,123
TUI Travel PLC	406,500	1,687
Vodafone Group PLC	3,622,812	7,792
Wolseley PLC ‡	129,700	2,879
WPP PLC	344,900	3,206
Xstrata PLC ‡	203,870	3,361
Total Common Stocks (cost $339,357)		310,099

The notes are an integral part of this report.

1

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22%▲	23,492,787	$23,493
Total Securities Lending Collateral (cost $23,493)

	Principal
REPURCHASE AGREEMENT - 1.9%
State Street Repurchase Agreement 0.01%▲, dated 01/29/2010, to be repurchased at $6,110 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $6,236.	$6,110	6,110
Total Repurchase Agreement (cost $6,110)

Total Investment Securities (cost $368,960) #		339,702
Other Assets and Liabilities - Net		(16,634)

Net Assets		$323,068

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Commercial Banks	13.9%	$46,756
Oil, Gas & Consumable Fuels	8.6	28,972
Pharmaceuticals	8.5	28,759
Diversified Telecommunication Services	7.3	24,592
Insurance	4.1	14,013
Trading Companies & Distributors	3.7	12,790
Metals & Mining	3.4	11,587
Electric Utilities	3.2	11,033
Food & Staples Retailing	2.9	9,805
Wireless Telecommunication Services	2.9	9,798
Media	2.6	9,285
Aerospace & Defense	2.6	8,883
Capital Markets	2.2	7,282
Automobiles	2.1	7,066
Chemicals	2.0	6,788
Professional Services	2.0	6,664
Real Estate Management & Development	1.8	5,984
Communications Equipment	1.7	5,961
Beverages	1.6	5,461
Real Estate Investment Trusts	1.4	4,806
Hotels, Restaurants & Leisure	1.3	4,624
Household Durables	1.2	4,061
Computers & Peripherals	1.0	3,546
Consumer Finance	1.0	3,509
Electronic Equipment & Instruments	1.0	3,274
Multiline Retail	0.9	3,199
Building Products	0.9	3,059
Air Freight & Logistics	0.8	2,702
Machinery	0.7	2,261
Specialty Retail	0.5	1,745
Construction & Engineering	0.5	1,607
Multi-Utilities	0.5	1,566
Marine	0.5	1,560
Construction Materials	0.4	1,288
Leisure Equipment & Products	0.4	1,260
Semiconductors & Semiconductor Equipment	0.3	1,249
Diversified Financial Services	0.3	971
Containers & Packaging	0.2	818
Health Care Providers & Services	0.2	757
Food Products	0.2	631
Independent Power Producers & Energy Traders	0.0	127
Investment Securities, at Value	91.3	310,099
Short-Term Investments	8.7	29,603
Total Investments	100.0%	$339,702

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $22,345.
‡	Non-income producing security.
▲	Rate shown reflects yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $368,960. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,543 and $48,801, respectively. Net unrealized depreciation for tax purposes is $29,258.

DEFINITIONS:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
RSP	Refers to Risparmio shares, which are savings shares on the Italian Stock Exchange

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$31,240	$—	$—	$31,240
Equities - Consumer Staples	15,897	—	—	15,897
Equities - Energy	28,972	—	—	28,972
Equities - Financials	83,322	—	—	83,322
Equities - Health Care	29,518	—	—	29,518
Equities - Industrials	39,525	—	—	39,525
Equities - Information Technology	14,030	—	—	14,030
Equities - Materials	20,480	—	—	20,480
Equities - Telecommunication Services	34,389	—	—	34,389
Equities - Utilities	12,726	—	—	12,726
Cash & Cash Equivalent - Repurchase Agreement	—	6,110	—	6,110
Cash & Cash Equivalent - Securities Lending Collateral	23,493	—	—	23,493
Total	$333,592	$6,110	$—	$339,702

Level 3 Rollforward

Securities	Beginning Balance at 10/31/2009	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)		Total Unrealized Appreciation/(Depreciation)			Net Transfers In/(Out) of Level 3	Ending Balance at 1/31/2010
Foreign Equity - Industrials	$40	$(40)	$—	$	♦	$	(♦	)	$—	$—

The notes are an integral part of this report.

3

Transamerica Asset Allocation — Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8% €
Bonds - 42.6%
Transamerica AEGON High Yield Bond	7,583,981	$66,587
Transamerica Flexible Income	1,918,640	16,500
Transamerica JPMorgan Core Bond	2,276,996	23,020
Transamerica JPMorgan International Bond	6,191,374	68,539
Transamerica PIMCO Total Return	13,627,258	138,863
Transamerica Short-Term Bond	8,499,753	86,782
Transamerica Van Kampen Emerging Markets Debt	3,668,316	37,710
Capital Markets - 2.3%
Transamerica Diversified Equity	1,857,399	23,180
Capital Preservation - 0.6%
Transamerica Money Market	5,738,909	5,739
Global/International Stocks - 9.3%
Transamerica AllianceBernstein International Value	1,053,505	7,986
Transamerica MFS International Equity	1,835,570	14,831
Transamerica Neuberger Berman International	1,699,440	13,001
Transamerica Oppenheimer Developing Markets	1,098,267	11,565
Transamerica Schroders International Small Cap	2,574,029	21,390
Transamerica Thornburg International Value	2,003,732	19,256
Transamerica WMC Emerging Markets	615,342	7,507
Inflation-Protected Securities - 7.4%
Transamerica PIMCO Real Return TIPS	7,011,821	75,447
Tactical and Specialty - 15.4%
Transamerica BlackRock Global Allocation	1,978,608	19,766
Transamerica BlackRock Natural Resources	994,703	9,997
Transamerica BNY Mellon Market Neutral Strategy ‡	1,255,612	10,572
Transamerica Clarion Global Real Estate Securities	1,358,748	13,968
Transamerica Federated Market Opportunity	1,255,832	11,189
Transamerica First Quadrant Global Macro ‡	1,775,230	10,900
Transamerica Loomis Sayles Bond	8,074,798	81,637
U.S. Stocks - 22.2%
Transamerica BlackRock Large Cap Value	6,233,636	49,370
Transamerica Equity	2,601,529	20,682
Transamerica Growth Opportunities ‡	1,295,569	10,663
Transamerica Jennison Growth	5,294,592	55,382
Transamerica JPMorgan Mid Cap Value	1,144,955	9,984
Transamerica Oppenheimer Small- & Mid-Cap Value	1,018,550	8,281
Transamerica Third Avenue Value	950,843	17,923
Transamerica UBS Large Cap Value	4,597,161	40,041
Transamerica Van Kampen Mid-Cap Growth	915,371	9,117
Transamerica Van Kampen Small Company Growth ‡	702,049	6,473
Total Investment Companies (cost $1,013,283) #		1,023,848
Other Assets and Liabilities - Net		1,667
Net Assets		$1,025,515

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,013,283. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $41,572 and $31,007, respectively. Net unrealized appreciation for tax purposes is $10,565.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,023,848	$—	$—	$1,023,848

The notes are an integral part of this report.

1

Transamerica Asset Allocation — Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1% €
Capital Markets - 6.0%
Transamerica Diversified Equity	7,514,935	$93,786
Capital Preservation - 0.1%
Transamerica Money Market	1,057,722	1,058
Global/International Stocks - 20.7%
Transamerica AllianceBernstein International Value	4,718,783	35,768
Transamerica MFS International Equity	3,353,997	27,100
Transamerica Neuberger Berman International	8,980,660	68,702
Transamerica Oppenheimer Developing Markets	6,967,152	73,364
Transamerica Schroders International Small Cap	7,522,466	62,512
Transamerica Thornburg International Value	4,941,499	47,488
Transamerica WMC Emerging Markets	486,386	5,934
Tactical and Specialty - 11.4%
Transamerica BlackRock Global Allocation	4,582,998	45,784
Transamerica BlackRock Natural Resources	1,612,725	16,208
Transamerica BNY Mellon Market Neutral Strategy ‡	1,148,465	9,670
Transamerica Clarion Global Real Estate Securities	7,595,482	78,082
Transamerica Federated Market Opportunity	1,361,425	12,130
Transamerica First Quadrant Global Macro ‡	2,378,094	14,601
U.S. Stocks - 61.9%
Transamerica BlackRock Large Cap Value	26,242,561	207,842
Transamerica Equity	12,758,152	101,427
Transamerica Growth Opportunities ‡	4,329,417	35,631
Transamerica Jennison Growth	21,551,078	225,425
Transamerica JPMorgan Mid Cap Value	5,218,803	45,508
Transamerica Oppenheimer Small- & Mid-Cap Value	4,072,005	33,105
Transamerica Third Avenue Value	2,952,070	55,647
Transamerica UBS Large Cap Value	22,703,548	197,748
Transamerica Van Kampen Mid-Cap Growth	3,928,953	39,132
Transamerica Van Kampen Small Company Growth ‡	2,259,665	20,834
Total Investment Companies (cost $1,645,107) #		1,554,486
Other Assets and Liabilities - Net		(1,365)
Net Assets		$1,553,121

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,645,107. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $66,092 and $156,713, respectively. Net unrealized depreciation for tax purposes is $90,621.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,554,486	$—	$—	$1,554,486

The notes are an integral part of this report.

1

Transamerica Asset Allocation — Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1% €
Bonds - 20.5%
Transamerica AEGON High Yield Bond	12,382,211	$108,716
Transamerica Flexible Income	5,663,182	48,703
Transamerica JPMorgan Core Bond	3,147,657	31,823
Transamerica JPMorgan International Bond	9,290,249	102,843
Transamerica PIMCO Total Return	17,397,014	177,277
Transamerica Short-Term Bond	9,068,408	92,588
Transamerica Van Kampen Emerging Markets Debt	5,725,512	58,858
Capital Markets - 4.5%
Transamerica Diversified Equity	10,789,456	134,652
Capital Preservation - 0.2%
Transamerica Money Market	6,195,321	6,195
Global/International Stocks - 14.0%
Transamerica AllianceBernstein International Value	6,502,887	49,292
Transamerica MFS International Equity	3,572,735	28,868
Transamerica Neuberger Berman International	12,860,738	98,385
Transamerica Oppenheimer Developing Markets	8,505,676	89,565
Transamerica Schroders International Small Cap	8,784,129	72,996
Transamerica Thornburg International Value	6,604,101	63,465
Transamerica WMC Emerging Markets	1,746,754	21,310
Inflation-Protected Securities - 3.9%
Transamerica PIMCO Real Return TIPS	10,933,483	117,644
Tactical and Specialty - 13.4%
Transamerica BlackRock Global Allocation	8,145,769	81,376
Transamerica BlackRock Natural Resources	3,913,288	39,329
Transamerica BNY Mellon Market Neutral Strategy ‡	3,246,951	27,339
Transamerica Clarion Global Real Estate Securities	10,442,978	107,354
Transamerica Federated Market Opportunity	2,717,588	24,214
Transamerica First Quadrant Global Macro ‡	5,536,697	33,995
Transamerica Loomis Sayles Bond	9,077,860	91,777
U.S. Stocks - 43.6%
Transamerica BlackRock Large Cap Value	33,559,411	265,791
Transamerica Equity	18,095,084	143,856
Transamerica Growth Opportunities ‡	6,364,946	52,384
Transamerica Jennison Growth	26,844,967	280,798
Transamerica JPMorgan Mid Cap Value	8,656,768	75,487
Transamerica Oppenheimer Small- & Mid-Cap Value	6,419,283	52,189
Transamerica Third Avenue Value	4,436,093	83,620
Transamerica UBS Large Cap Value	33,190,758	289,091
Transamerica Van Kampen Mid-Cap Growth	5,344,043	53,227
Transamerica Van Kampen Small Company Growth ‡	2,196,843	20,255
Total Investment Companies (cost $3,142,826) #		3,025,262
Other Assets and Liabilities - Net		(2,066)
Net Assets		$3,023,196

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $3,142,826. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $105,055 and $222,619, respectively. Net unrealized depreciation for tax purposes is $117,564.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$3,025,262	$—	$—	$3,025,262

The notes are an integral part of this report.

1

Transamerica Asset Allocation — Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.9% €
Bonds - 34.0%
Transamerica AEGON High Yield Bond	11,957,618	$104,988
Transamerica Flexible Income	5,612,670	48,269
Transamerica JPMorgan Core Bond	2,484,218	25,115
Transamerica JPMorgan International Bond	11,501,713	127,324
Transamerica PIMCO Total Return	20,465,621	208,546
Transamerica Short-Term Bond	10,755,552	109,814
Transamerica Van Kampen Emerging Markets Debt	5,585,423	57,418
Capital Markets - 2.9%
Transamerica Diversified Equity	4,703,622	58,701
Capital Preservation - 0.2%
Transamerica Money Market	4,641,108	4,641
Global/International Stocks - 11.0%
Transamerica AllianceBernstein International Value	2,817,938	21,360
Transamerica MFS International Equity	3,464,186	27,991
Transamerica Neuberger Berman International	3,792,103	29,010
Transamerica Oppenheimer Developing Markets	3,341,111	35,182
Transamerica Schroders International Small Cap	5,222,719	43,400
Transamerica Thornburg International Value	3,773,399	36,262
Transamerica WMC Emerging Markets	2,162,922	26,388
Inflation-Protected Securities - 5.8%
Transamerica PIMCO Real Return TIPS	10,805,774	116,270
Tactical and Specialty - 15.3%
Transamerica BlackRock Global Allocation	4,026,857	40,228
Transamerica BlackRock Natural Resources	3,056,562	30,718
Transamerica BNY Mellon Market Neutral Strategy ‡	1,943,368	16,363
Transamerica Clarion Global Real Estate Securities	4,739,990	48,727
Transamerica Federated Market Opportunity	2,067,549	18,422
Transamerica First Quadrant Global Macro ‡	2,804,289	17,218
Transamerica Loomis Sayles Bond	13,276,727	134,229
U.S. Stocks - 30.7%
Transamerica BlackRock Large Cap Value	16,174,700	128,104
Transamerica Equity	8,016,425	63,731
Transamerica Growth Opportunities ‡	2,632,229	21,663
Transamerica Jennison Growth	13,963,743	146,061
Transamerica JPMorgan Mid Cap Value	4,247,894	37,042
Transamerica Oppenheimer Small- & Mid-Cap Value	3,247,039	26,398
Transamerica Third Avenue Value	2,044,107	38,531
Transamerica UBS Large Cap Value	13,712,411	119,435
Transamerica Van Kampen Mid-Cap Growth	2,376,896	23,674
Transamerica Van Kampen Small Company Growth ‡	1,100,377	10,145
Total Investment Companies (cost $2,027,606) #		2,001,368
Other Assets and Liabilities - Net		1,097
Net Assets		$2,002,465

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $2,027,606. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $73,519 and $99,757, respectively. Net unrealized depreciation for tax purposes is $26,238.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$2,001,368	$—	$—	$2,001,368

The notes are an integral part of this report.

1

Transamerica Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.4%
Fannie Mae
5.00%, 05/01/2018- 03/01/2036	$3,559	$3,750
5.50%, 07/01/2019- 11/01/2038	6,356	6,743
5.76%, 12/01/2036 *	654	696
6.00%, 08/01/2036- 12/01/2037	548	587
Freddie Mac
5.00%, 04/01/2018- 07/01/2035	6,759	7,104
5.50%, 09/01/2018- 11/01/2018	109	117
5.52%, 09/01/2037 *	180	190
6.00%, 12/01/2037	4,218	4,600
Freddie Mac, IO
5.00%, 08/01/2035	6,465	1,414
Total U.S. Government Agency Obligations (cost $24,188)		25,201

MORTGAGE-BACKED SECURITIES - 5.7%
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	2,265	2,350
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	155	161
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.92%, 08/26/2035 - 144A *	1,083	1,040
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A * Ə	1,152	1,158
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037 - 144A *	633	599
Series 2009-RR6, Class 2A1
5.36%, 08/26/2035 - 144A *	734	723
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A * Ə	1,335	1,327
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036 - 144A	2,632	2,764
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.49%, 12/26/2037 - 144A *	747	736
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	627	627
Series 2009-R7, Class 12A1
5.42%, 08/26/2036 - 144A *	753	742
Series 2009-R7, Class 1A1
5.60%, 02/26/2036 - 144A *	1,154	1,120
Series 2009-R7, Class 4A1
3.71%, 09/26/2034 - 144A *	1,119	1,063
Series 2009-R9, Class 1A1
5.84%, 08/26/2046 - 144A *	732	721
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.82%, 01/27/2047 - 144A *	715	703
SBA CMBS Trust
Series 2006-1A, Class A
5.31%, 11/15/2036 - 144A	2,600	2,681
WaMu Mortgage Pass Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	1,640	1,656
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	1,085	1,063
Series 2003-L, Class 1A2
4.55%, 11/25/2033 *	1,038	1,023
Total Mortgage-Backed Securities (cost $21,294)		22,257

ASSET-BACKED SECURITIES - 1.1%
American Airlines Pass-Through Trust
Series 2009-1
7.86%, 10/01/2011	1,510	1,521
Continental Airlines, Inc.
Series 2000-2, Class A2
9.00%, 07/08/2016	505	544
Series 2000-2, Class A2
7.49%, 10/02/2010	713	713
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 05/18/2012	1,490	1,516
Total Asset-Backed Securities (cost $4,243)		4,294

PREFERRED CORPORATE DEBT SECURITY - 0.4%
Commercial Banks - 0.4%
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A ■ Ž	1,210	1,546
Total Preferred Corporate Debt Security (cost $1,456)

CORPORATE DEBT SECURITIES - 24.8%
Building Materials - 0.2%
Holcim Capital Corp., Ltd.
6.88%, 09/29/2039 - 144A	705	758
Building Products - 0.2%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A	765	757
Capital Markets - 1.8%
Goldman Sachs Group, Inc.
0.70%, 03/22/2016 *	1,755	1,648
Macquarie Group, Ltd.
7.63%, 08/13/2019 - 144A	1,680	1,921
Raymond James Financial, Inc.
8.60%, 08/15/2019	1,590	1,792
State Street Capital Trust IV
1.25%, 06/15/2037 *	2,566	1,758
Chemicals - 0.7%
Dow Chemical Co.
8.55%, 05/15/2019	1,665	1,992
Nalco Co.
8.25%, 05/15/2017 - 144A Λ	757	802
Commercial Banks - 2.6%
Barclays Bank PLC
8.55%, 06/15/2011 - 144A ■ Ž	1,355	1,301
10.18%, 06/12/2021 - 144A	1,484	1,960
City National Bank
6.75%, 09/01/2011	595	617
Fifth Third Bancorp
0.67%, 12/20/2016 *	1,445	1,228
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	1,015	846

The notes are an integral part of this report.

1

	Principal	Value
Commercial Banks (continued)
PNC Financial Services Group, Inc.
8.25%, 05/29/2049 ■ Ž	$290	$300
Silicon Valley Bank
6.05%, 06/01/2017	1,280	1,206
UBS Preferred Funding Trust I
8.62%, 10/29/2049 ■ Ž	1,295	1,251
Wells Fargo Capital XIII
7.70%, 03/26/2013 ■ Ž	1,620	1,571
Commercial Services & Supplies - 0.3%
Aramark Corp.
8.50%, 02/01/2015	600	602
Hertz Corp.
8.88%, 01/01/2014	745	750
Containers & Packaging - 0.6%
Graphic Packaging International, Inc.
9.50%, 06/15/2017	758	809
Rexam PLC
6.75%, 06/01/2013 - 144A	1,401	1,521
Diversified Financial Services - 5.1%
Bank of America Corp.
0.58%, 06/15/2016 *	1,760	1,596
Cemex Finance LLC
9.50%, 12/14/2016 - 144A	935	951
Citigroup, Inc.
6.13%, 05/15/2018	1,497	1,504
City National Capital Trust I
9.63%, 02/01/2040	1,550	1,659
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	1,570	1,628
Ford Motor Credit Co., LLC
3.00%, 01/13/2012 *	845	799
General Electric Capital Corp.
6.00%, 08/07/2019	805	833
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	995	1,030
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 - 144A	1,620	1,692
Hyundai Capital Services, Inc.
6.00%, 05/05/2015 - 144A Λ	1,383	1,456
International Lease Finance Corp.
5.45%, 03/24/2011	870	821
JPMorgan Chase Capital XXVII
7.00%, 11/01/2039	910	941
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	705	735
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	695	710
Selkirk Cogen Funding Corp.
Series A
8.98%, 06/26/2012	944	993
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	790	791
ZFS Finance USA Trust II
6.45%, 06/15/2016 - 144A ■	1,816	1,634
Electric Utilities - 0.4%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 Ђ	1,217	1,431
Energy Equipment & Services - 0.5%
Enterprise Products Operating LLC
7.00%, 06/01/2067 ■	800	728
Weatherford International, Ltd.
7.00%, 03/15/2038	1,195	1,251
Food & Staples Retailing - 0.3%
Ingles Markets, Inc.
8.88%, 05/15/2017	790	819
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	325	328
Food Products - 0.7%
Lorillard Tobacco Co.
8.13%, 06/23/2019	692	759
M-Foods Holdings, Inc.
9.75%, 10/01/2013 - 144A	982	1,018
Michael Foods, Inc.
8.00%, 11/15/2013	910	929
Gas Utilities - 0.3%
EQT Corp.
8.13%, 06/01/2019	1,105	1,331
Hotels, Restaurants & Leisure - 1.5%
Hyatt Hotels Corp.
5.75%, 08/15/2015 - 144A	1,455	1,503
International Game Technology
7.50%, 06/15/2019	1,475	1,659
Marriott International, Inc.
5.63%, 02/15/2013	1,460	1,544
MGM Mirage, Inc.
8.38%, 02/01/2011 Λ	840	807
Insurance - 1.3%
American Financial Group, Inc.
9.88%, 06/15/2019	772	906
HCC Insurance Holdings, Inc.
6.30%, 11/15/2019	1,645	1,713
Oil Insurance, Ltd.
7.56%, 06/30/2011 - 144A ■ Ž	1,740	1,375
Travelers Cos., Inc.
6.25%, 03/15/2037 ■	1,310	1,232
Machinery - 0.2%
Kennametal, Inc.
7.20%, 06/15/2012	905	955
Metals & Mining - 0.3%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	106	136
ArcelorMittal
5.38%, 06/01/2013	1,000	1,065
Multiline Retail - 0.2%
Limited, Inc.
5.25%, 11/01/2014	890	859
Multi-Utilities - 0.8%
Black Hills Corp.
9.00%, 05/15/2014	790	917
Sempra Energy
9.80%, 02/15/2019	1,610	2,096
Oil, Gas & Consumable Fuels - 2.8%
Gaz Capital SA for Gazprom
8.13%, 07/31/2014 - 144A	1,420	1,542
Nustar Logistics, LP
6.88%, 07/15/2012	1,300	1,411
Opti Canada, Inc.
8.25%, 12/15/2014	1,390	1,223
Petrobras International Finance Co.
5.75%, 01/20/2020	1,495	1,478
Petrohawk Energy Corp.
9.13%, 07/15/2013	960	1,001
Petroleos Mexicanos
6.00%, 03/05/2020 - 144A	1,555	1,539

The notes are an integral part of this report.

2

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	$785	$885
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	1,711	1,875
Paper & Forest Products - 0.2%
Exopack Holding Corp.
11.25%, 02/01/2014	800	826
Real Estate Investment Trusts - 3.4%
Dexus Property Group
7.13%, 10/15/2014 - 144A	1,027	1,090
Digital Realty Trust, LP
5.88%, 02/01/2020 - 144A	1,420	1,396
Duke Realty, LP
7.38%, 02/15/2015	1,370	1,491
Healthcare Realty Trust, Inc.
6.50%, 01/17/2017	1,175	1,227
8.13%, 05/01/2011	1,385	1,469
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	2,157	2,124
Simon Property Group, LP
10.35%, 04/01/2019	1,415	1,843
Tanger Properties, LP
6.15%, 11/15/2015	850	896
WEA Finance LLC
6.75%, 09/02/2019 - 144A	1,622	1,764
Real Estate Management & Development - 0.4%
Post Apartment Homes, LP
5.45%, 06/01/2012	620	621
6.30%, 06/01/2013	977	1,012
Total Corporate Debt Securities (cost $90,646)		97,237

	Shares
COMMON STOCKS - 61.7%
Aerospace & Defense - 0.1%
Precision Castparts Corp.	4,520	476
Air Freight & Logistics - 2.3%
CH Robinson Worldwide, Inc.	99,000	5,607
Expeditors International of Washington, Inc.	102,000	3,478
Auto Components - 3.9%
BorgWarner, Inc. ‡	230,153	8,076
Johnson Controls, Inc.	264,000	7,347
Capital Markets - 4.1%
Charles Schwab Corp.	385,000	7,042
Credit Suisse Group AG ADR Λ	40,000	1,727
T. Rowe Price Group, Inc.	142,843	7,087
Chemicals - 2.3%
Praxair, Inc.	53,200	4,007
Sigma-Aldrich Corp.	103,000	4,929
Commercial Banks - 1.8%
BB&T Corp.	126,200	3,517
Marshall & Ilsley Corp.	505,000	3,490
Communications Equipment - 1.2%
QUALCOMM, Inc.	121,000	4,742
Computers & Peripherals - 6.2%
Apple, Inc. ‡	74,430	14,298
International Business Machines Corp.	79,570	9,739
Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc. ‡	123,358	4,662
Diversified Financial Services - 2.4%
JPMorgan Chase & Co.	244,573	9,524
Electrical Equipment - 1.1%
Cooper Industries PLC - Class A	9,995	429
Emerson Electric Co.	93,000	3,863
Energy Equipment & Services - 2.4%
Core Laboratories NV	50,000	5,848
Schlumberger, Ltd.	61,000	3,871
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	89,000	4,755
Health Care Equipment & Supplies - 2.8%
Becton Dickinson and Co.	68,593	5,169
Covidien PLC	69,000	3,489
Varian Medical Systems, Inc. ‡	48,000	2,414
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. ‡	100,000	12,541
Internet Software & Services - 3.0%
Google, Inc. - Class A ‡	22,350	11,833
IT Services - 1.9%
Automatic Data Processing, Inc.	181,000	7,383
Machinery - 5.7%
Caterpillar, Inc.	131,060	6,847
Kennametal, Inc.	302,300	7,400
PACCAR, Inc.	232,000	8,358
Metals & Mining - 0.4%
Vale SA - Class B ADR Λ	68,000	1,754
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp.	41,000	2,615
EOG Resources, Inc.	65,000	5,877
Paper & Forest Products - 2.4%
Weyerhaeuser Co.	232,615	9,281
Pharmaceuticals - 0.3%
Roche Holding AG ADR	8,420	353
Teva Pharmaceutical Industries, Ltd. ADR	11,115	631
Professional Services - 0.5%
Robert Half International, Inc.	73,000	1,965
Road & Rail - 1.9%
Burlington Northern Santa Fe Corp.	67,000	6,682
Union Pacific Corp.	11,400	690
Software - 5.0%
Adobe Systems, Inc. ‡	111,000	3,585
Microsoft Corp.	270,300	7,617
Oracle Corp.	369,680	8,525
Trading Companies & Distributors - 2.2%
WW Grainger, Inc.	86,000	8,538
Total Common Stocks (cost $210,158)		242,061

SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	3,659,230	3,659
Total Securities Lending Collateral (cost $3,659)

Total Investment Securities (cost $355,644) #		396,255
Other Assets and Liabilities - Net		(3,815)

Net Assets		$392,440

The notes are an integral part of this report.

3

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2010.
Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a Market Value of $2,485, or 0.63% of the fund’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/31/2010.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $3,576.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $355,644. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $48,217 and $7,606, respectively. Net unrealized appreciation for tax purposes is $40,611.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2010, these securities aggregated $55,955, or 14.26%, of the fund’s net assets.

ADR	American Depositary Receipt
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$27,963	$—	$—	$27,963
Equities - Consumer Staples	4,755	—	—	4,755
Equities - Energy	18,211	—	—	18,211
Equities - Financials	32,387	—	—	32,387
Equities - Health Care	12,056	—	—	12,056
Equities - Industrials	58,995	—	—	58,995
Equities - Information Technology	62,981	—	—	62,981
Equities - Materials	19,971	—	—	19,971
Equities - Telecommunication Services	4,742	—	—	4,742
Fixed Income - Asset-Backed Security	—	4,294	—	4,294
Fixed Income - Consumer Discretionary	—	7,724	—	7,724
Fixed Income - Consumer Staples	—	3,853	—	3,853
Fixed Income - Energy	—	12,933	—	12,933
Fixed Income - Financials	—	58,877	—	58,877
Fixed Income - Industrials	—	3,279	—	3,279
Fixed Income - Materials	—	6,342	—	6,342
Fixed Income - Mortgage-Backed Security	—	22,257	—	22,257
Fixed Income - U.S. Government Agency Obligation	—	25,201	—	25,201
Fixed Income - Utilities	—	5,775	—	5,775
Cash & Cash Equivalent - Securities Lending Collateral	3,659	—	—	3,659
Total	$245,720	$150,535	$—	$396,255

The notes are an integral part of this report.

4

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 8.5%
United States - 8.5%
U.S. Treasury Inflation Indexed Bond
2.38%, 01/15/2027	$1,752		$1,875
U.S. Treasury Inflation Indexed Note
0.88%, 04/15/2010	3,979		3,994
1.63%, 01/15/2018	807		840
2.00%, 04/15/2012 - 01/15/2016	3,227		3,449
2.38%, 04/15/2011	3,972		4,118
2.50%, 07/15/2016	3,179		3,510
U.S. Treasury Note
2.13%, 11/30/2014	2,484		2,468
2.63%, 12/31/2014 - 02/29/2016	6,275		6,332
2.75%, 02/15/2019	2,845		2,674
2.88%, 06/30/2010	2,797		2,828
4.88%, 05/31/2011	5,650		5,982
Total U.S. Government Obligations (cost $36,973)			38,070

FOREIGN GOVERNMENT OBLIGATIONS - 8.5%
Australia - 0.2%
Australia Government Bond
5.75%, 06/15/2011	AUD	1,145	1,034
Brazil - 1.2%
Brazil Notas Do Tesouro Nacional
10.00%, 01/01/2017	BRL	12,015	5,498
Canada - 0.3%
Canadian Government Bond
4.00%, 09/01/2010 - 06/01/2016	CAD	1,165	1,136
France - 0.1%
Caisse D’amortissement de La Dette Sociale
3.25%, 04/25/2013	EUR	400	576
Germany - 3.3%
Bundesrepublik Deutschland, TIPS
3.50%, 07/04/2019	1,380		1,967
4.25%, 07/04/2017	2,150		3,255
Bundesschatzanweisungen
4.75%, 06/11/2010	1,339		1,885
Deutsche Bundesrepublik, TIPS
1.50%, 04/15/2016	1,717		2,460
Federal Republic of Germany
1.50%, 09/21/2012 - 144A	$1,600		1,603
4.00%, 07/04/2016	EUR	2,250	3,369
Japan - 1.4%
Japan Government Bond
0.70%, 09/15/2010	JPY	74,450	828
Japanese Government CPI Linked Bond
0.80%, 09/10/2015 - 03/10/2016	427,136		4,597
1.00%, 06/10/2016	40,120		432
1.40%, 06/10/2018	45,136		490
Malaysia - 0.4%
Malaysian Government Bond
3.76%, 04/28/2011	MYR	3,400	1,013
3.87%, 04/13/2010	2,850		839
Netherlands - 0.4%
Netherlands Government Bond
3.75%, 07/15/2014	EUR	1,200	1,771
New Zealand - 0.1%
Republic of New Zealand
4.50%, 02/15/2016	NZD	400	423
Poland - 0.2%
Republic of Poland, CPI Linked Bond
3.00%, 08/24/2016	PLN	2,906	957
Turkey - 0.1%
Republic of Turkey
10.50%, 01/15/2020	TRY	457	298
United Kingdom - 0.8%
United Kingdom
4.25%, 03/07/2011	GBP	2,235	3,708
Total Foreign Government Obligations (cost $36,789)			38,139

ASSET-BACKED SECURITY - 0.0%
Cayman Islands - 0.0%
Latitude CLO, Ltd.
Series 2005-1I, Class SUB
Zero Coupon, 12/15/2017	$200		4
Total Asset-Backed Security (cost $177)

CORPORATE DEBT SECURITIES - 3.5%
Bermuda - 0.1%
Noble Group, Ltd.
8.50%, 05/30/2013 - 144A	225		251
Canada - 0.1%
Rogers Communications, Inc.
7.63%, 12/15/2011	CAD	500	515
Sino-Forest Corp.
10.25%, 07/28/2014 - 144A	$50		55
Cayman Islands - 0.1%
Chaoda Modern Agriculture Holdings, Ltd.
7.75%, 02/08/2010 - Reg S	300		301
Cosan Finance, Ltd.
7.00%, 02/01/2017 - 144A	90		87
DBS Capital Funding Corp.
7.66%, 03/31/2049 - Reg S ■ Ž	42		43
Hong Kong - 0.3%
Hutchison Whampoa International, Ltd.
4.63%, 09/11/2015 - 144A	242		246
4.63%, 09/11/2015 - Reg S	300		304
6.25%, 01/24/2014 - Reg S	200		220
Hutchison Whampoa, Ltd.
7.63%, 04/09/2019 - 144A	400		459
Ireland - 0.4%
VIP Finance Ireland, Ltd. - Class A
8.38%, 04/30/2013 - 144A	362		383
VIP Finance Ireland, Ltd. - Class B
9.13%, 04/30/2018 - 144A	1,208		1,305
Korea, Republic of - 0.2%
Korea Electric Power Corp.
5.13%, 04/23/2034 - Reg S	579		604
7.95%, 04/01/2096 Ђ	448		282
Luxembourg - 0.8%
Alrosa Finance SA
8.88%, 11/17/2014 - Reg S	301		316
Evraz Group SA
8.25%, 11/10/2015 - Reg S	100		100
8.88%, 04/24/2013 - 144A	160		164
9.50%, 04/24/2018 - 144A	425		439
Gaz Capital SA for Gazprom
6.61%, 02/13/2018	EUR	526	744

The notes are an integral part of this report.

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
Luxembourg (continued)
TNK-BP Finance SA
6.63%, 03/20/2017 - 144A	$752		$743
7.50%, 07/18/2016 - 144A		200	206
7.88%, 03/13/2018 - 144A		947	982
UBS Luxembourg SA
8.25%, 05/23/2016 - Reg S		200	209
Malaysia - 0.2%
Johor Corp.
1.00%, 07/31/2012 § Δ	MYR	2,896	951
Mexico - 0.2%
Petroleos Mexicanos
6.00%, 03/05/2020 - 144A	$760		752
Netherlands - 0.4%
Kazmunaigaz Finance Sub BV
9.13%, 07/02/2018 - 144A		1,404	1,609
Supranational - 0.1%
European Investment Bank
3.63%, 10/15/2011	EUR	296	427
Trinidad and Tobago - 0.0%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	$185		209
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co.
6.50%, 10/27/2036 - Reg S		100	89
United Kingdom - 0.2%
Lloyds TSB Bank PLC
13.00%, 01/29/2049 Ž	GBP	500	859
United States - 0.3%
Bumi Resources Tbk
10.59%, 10/08/2012	$500		500
Pemex Project Funding Master Trust
5.50%, 02/24/2025 - Reg S	EUR	610	778
Virgin Islands, British - 0.1%
Citic Resources Finance, Ltd.
6.75%, 05/15/2014 - 144A	$331		329
Total Corporate Debt Securities (cost $13,582)			15,461

STRUCTURED NOTES DEBT - 0.0%
United States - 0.0%
Preferred Term Securities XXIV, Ltd.
03/22/2037 § Δ		350	♦
Preferred Term Securities XXV, Ltd.
03/22/2037 § Δ		175	♦
Preferred Term Securities XXVI, Ltd.
09/22/2037 - 144A § Δ		190	♦
Preferred Term Securities XXVII, Ltd.
12/22/2037 § Ə Δ		200	♦
Total Structure Notes Debt (cost $905)			♦

CONVERTIBLE PREFERRED STOCKS - 0.4%
Bermuda - 0.0%
Bunge, Ltd. 4.88%		1,390	122
Cayman Islands - 0.0%
XL Capital, Ltd. 10.75%		4,470	116
United States - 0.4%
Bank of America Corp. 10.00% *		48,000	725
El Paso Corp. 4.99%		685	644
Mylan, Inc. 6.50%		272	269
Total Convertible Preferred Stocks (cost $1,636)			1,876

PREFERRED STOCKS - 0.6%
Brazil - 0.5%
All America Latina Logistica SA 0.48% ▲	BRL	25,430	204
Cia Brasileira de Distribuicao Grupo Pao de Acucar 0.49% ▲		23,612	792
Itau Unibanco Holding SA 0.40% ▲		16,300	312
NET Servicos de Comunicacao SA		21,300	246
Usinas Siderurgicas de Minas Gerais SA 1.00% ▲		5,100	134
Vale SA 2.41% ▲		30,300	678
France - 0.1%
Cie Generale des Etablissements Michelin 1.87% ▲	EUR	1,513	228
Total Preferred Stocks (cost $2,357)			2,594

		Shares
COMMON STOCKS - 55.5%
Australia - 0.6%
BHP Billiton, Ltd.		33,200	1,157
CSL, Ltd.		16,000	441
Newcrest Mining, Ltd.		8,070	225
Telstra Corp., Ltd.		94,000	278
Transurban Group ‡ Λ		15,575	72
Woodside Petroleum, Ltd.		13,217	495
Austria - 0.0%
Telekom Austria AG		10,900	151
Belgium - 0.1%
RHJ International ‡		50,600	418
RHJ International - 144A ‡		17,100	141
Bermuda - 0.6%
Arch Capital Group, Ltd. ‡		4,100	293
Axis Capital Holdings, Ltd.		300	9
Cheung Kong Infrastructure Holdings, Ltd.		77,900	291
Cosan, Ltd. - Class A ‡		41,200	321
Endurance Specialty Holdings, Ltd.		11,794	425
Everest RE Group, Ltd.		2,296	197
Katanga Mining, Ltd. ‡		84,672	56
Nabors Industries, Ltd. ‡		4,159	93
Noble Group, Ltd.		107,869	221
PartnerRe, Ltd.		2,354	176
Platinum Underwriters Holdings, Ltd.		5,011	182
RenaissanceRe Holdings, Ltd.		5,026	272
Validus Holdings, Ltd.		7,817	207
Brazil - 1.7%
Cia Energetica de Minas Gerais ADR		7,467	124
Cyrela Brazil Realty SA		48,100	552
Global Village Telecom Holding SA ‡		8,800	262
Hypermarcas SA ‡		90,400	1,041
MRV Engenharia e Participacoes SA		44,400	286
Petroleo Brasileiro SA ADR		9,600	389
Petroleo Brasileiro SA - Class A ADR		105,900	3,822
SLC Agricola SA		37,700	360
VIVO Participacoes SA ADR		32,300	904
Canada - 2.8%
Agrium, Inc. £		4,600	259
Alamos Gold, Inc. ‡		40,300	430
Barrick Gold Corp.		37,295	1,299

The notes are an integral part of this report.

	Shares	Value
Canada (continued)
BCE, Inc.	1,400	$36
Canadian Natural Resources, Ltd.	8,000	510
Canadian Pacific Railway, Ltd.	16,700	787
Cenovus Energy, Inc.	600	14
Eldorado Gold Corp. ‡	63,000	748
EnCana Corp.	600	18
Goldcorp, Inc.	46,200	1,570
Golden Star Resources, Ltd. ‡	23,800	65
Iamgold Corp. Λ	111,000	1,466
Kinross Gold Corp.	105,221	1,705
New Gold, Inc. ‡	4,600	18
Potash Corp. of Saskatchewan, Inc.	2,100	209
Rogers Communications, Inc. - Class B	14,900	466
Silver Wheaton Corp. ‡	15,900	219
Sino-Forest Corp. - Class A ‡	32,600	566
Suncor Energy, Inc. ‡	8,980	284
Talisman Energy, Inc.	4,000	66
Teck Resources, Ltd. - Class B ‡ Λ	900	30
TELUS Corp. ‡	4,400	136
Thomson Reuters Corp. ‡	700	23
Viterra, Inc. ‡	12,500	111
Yamana Gold, Inc.	138,970	1,400
Cayman Islands - 0.6%
Chaoda Modern Agriculture Holdings, Ltd.	960,114	946
China Huiyuan Juice Group, Ltd.	63,000	41
Garmin, Ltd. ‡ Λ	1,100	36
Seagate Technology	1,800	30
Tianjin Port Development Holdings, Ltd. ‡	1,151,500	344
XL Capital, Ltd. - Class A	68,219	1,144
Chile - 0.1%
Banco Santander Chile ADR	3,600	223
Sociedad Quimica y Minera de Chile SA ADR	6,000	218
China - 0.6%
China BlueChemical, Ltd.	246,800	161
China Communications Services Corp., Ltd. - Class H	5,000	3
China Life Insurance Co., Ltd. ADR Λ	5,733	378
China Life Insurance Co., Ltd. - Class H	74,400	333
China Pacific Insurance Group Co., Ltd. ‡	35,800	133
China Shenhua Energy Co., Ltd. - Class H	182,800	777
China South Locomotive and Rolling Stock Corp.	129,900	86
China Telecom Corp., Ltd.	386,000	161
Guangshen Railway Co., Ltd.	522,700	214
Jiangsu Expressway Co., Ltd. - Class H	44,700	40
Ping An Insurance Group Co. of China, Ltd. - Class H	24,300	191
Sinopharm Group Co. - Class H ‡	34,500	130
Xiamen International Port Co., Ltd. - Class H	494,200	90
Cyprus - 0.0%
AFI Development PLC GDR ‡	47,100	101
Egypt - 0.1%
Telecom Egypt	167,430	562
Finland - 0.1%
Fortum OYJ	8,978	229
France - 0.7%
AXA SA ADR	500	10
AXA SA	8,666	181
Cie Generale D’optique Essilor International SA	13,500	788
France Telecom SA	35,600	820
Sanofi-Aventis SA ADR	700	26
Sanofi-Aventis SA	3,000	223
Thales SA	4,300	196
Total SA	13,708	799
Germany - 0.2%
Allianz SE	2,216	247
Bayer AG ADR	300	20
Bayer AG	5,171	355
Bayerische Motoren Werke AG	3,100	133
Guernsey, Channel Islands - 0.0%
Amdocs, Ltd. ‡	1,297	37
Hong Kong - 1.1%
Beijing Enterprises Holdings, Ltd.	235,389	1,641
Cheung Kong Holdings, Ltd.	27,500	326
China Mobile, Ltd.	70,700	672
China Unicom, Ltd.	80,000	91
Denway Motors, Ltd.	356,900	205
Hutchison Whampoa, Ltd.	51,600	353
Link REIT	300,600	728
Ports Design, Ltd.	1,300	4
Shanghai Industrial Holdings, Ltd.	17,300	81
Shougang Concord International Enterprises Co., Ltd.	256,700	53
Tianjin Development Holdings	991,800	610
Wharf Holdings, Ltd.	66,025	331
India - 0.7%
Adani Power, Ltd. ‡	120,621	266
Bharat Heavy Electricals, Ltd.	12,300	642
Container Corp., of India	3,800	100
Hindustan Unilever, Ltd.	24,400	129
Housing Development Finance Corp.	4,200	217
Larsen & Toubro, Ltd.	8,500	262
Reliance Industries, Ltd. ‡	34,100	774
State Bank of India, Ltd.	11,900	530
Indonesia - 0.1%
Bumi Resources Tbk	983,901	261
Telekomunikasi Indonesia	184,300	184
Ireland - 0.1%
Accenture PLC - Class A	900	37
Covidien PLC	8,525	431
Warner Chilcott PLC - Class A ‡	800	22
Israel - 0.2%
Check Point Software Technologies ‡	1,200	38
Teva Pharmaceutical Industries, Ltd. ADR	15,240	865
Italy - 0.1%
Assicurazioni Generali SpA	3,800	91
Intesa Sanpaolo SpA ‡	51,700	199

The notes are an integral part of this report.

	Shares	Value
Japan - 6.6%
AIOI Insurance Co., Ltd.	179,000	$852
Astellas Pharma, Inc.	7,400	274
Bank of Kyoto, Ltd.	27,600	229
Canon, Inc.	18,900	740
Coca-Cola Central Japan Co., Ltd.	7,431	92
Coca-Cola West Co., Ltd. Λ	22,371	373
Daihatsu Motor Co., Ltd.	18,100	174
Daikin Industries, Ltd.	1,800	67
Daiwa House Industry Co., Ltd.	27,400	290
Denso Corp.	7,700	227
East Japan Railway Co.	13,401	901
Fanuc, Ltd.	1,800	173
Fuji Heavy Industries, Ltd. ‡	65,000	306
Fujitsu, Ltd.	16,700	103
Futaba Industrial Co., Ltd. ‡ Λ	22,500	204
Hitachi Chemical Co., Ltd.	16,200	348
Hokkaido Coca-Cola Bottling Co., Ltd.	6,800	34
Honda Motor Co., Ltd.	15,900	542
Hoya Corp.	27,700	742
JGC Corp.	30,000	562
KDDI Corp.	227	1,198
Kinden Corp.	23,000	208
Kirin Holdings Co., Ltd.	41,300	632
Kubota Corp.	97,900	882
Kyowa Hakko Kirin Co., Ltd.	23,400	244
Mikuni Coca-Cola Bottling Co., Ltd. Λ	17,400	137
Mitsubishi Corp.	65,800	1,593
Mitsubishi Tanabe Pharma Corp.	13,000	185
Mitsubishi UFJ Financial Group, Inc.	108,600	563
Mitsui & Co., Ltd.	71,600	1,057
Mitsui O.S.K. Lines, Ltd.	38,600	242
Mitsui Sumitomo Insurance Group Holdings, Inc. Λ	16,600	417
Murata Manufacturing Co., Ltd.	8,300	457
NGK Insulators, Ltd.	9,900	216
Nintendo Co., Ltd.	1,000	280
Nippon Telegraph & Telephone Corp.	11,900	502
Nipponkoa Insurance Co., Ltd.	112,700	649
Nomura Holdings, Inc.	50,100	380
NTT DoCoMo, Inc.	958	1,436
NTT Urban Development Corp.	155	114
Okumura Corp. Λ	75,400	275
Rinnai Corp.	3,500	164
ROHM Co., Ltd.	5,000	337
Sekisui House, Ltd.	70,000	663
Seven & I Holdings Co., Ltd. Λ	28,800	631
Shimachu Co., Ltd.	3,900	80
Shin-Etsu Chemical Co., Ltd.	22,000	1,153
Shionogi & Co., Ltd.	15,000	309
Sony Corp. ADR	300	10
Sumitomo Chemical Co., Ltd.	300,400	1,353
Sumitomo Electric Industries, Ltd.	9,700	128
Sumitomo Mitsui Financial Group, Inc. Λ	7,600	247
Suzuki Motor Corp.	39,600	899
Tadano, Ltd. Λ	8,000	38
TDK Corp.	4,300	279
Terumo Corp.	2,600	146
Toda Corp.	67,700	230
Toho Co., Ltd.	18,700	311
Tokio Marine Holdings, Inc.	53,900	1,456
Tokyo Gas Co., Ltd.	141,000	572
Toyota Industries Corp.	21,300	629
Toyota Motor Corp.	11,900	460
UBE Industries, Ltd.	115,400	299
West Japan Railway Co.	90	311
Jersey, Channel Islands - 0.0%
Shire PLC ADR	500	30
Kazakhstan - 0.3%
Kazmunaigas Exploration Production GDR ‡	49,200	1,250
Korea, Republic of - 1.0%
Cheil Industries, Inc.	3,100	149
Korean Reinsurance Co.	4,574	40
KT Corp. ADR	28,900	611
KT&G Corp.	9,500	554
LG Corp.	4,000	217
LG Display Co., Ltd.	8,500	277
LS Cable, Ltd.	4,000	330
Meritz Fire & Marine Insurance Co., Ltd. ‡	4,763	30
Paradise Co., Ltd. ‡	26,639	77
POSCO ADR	3,200	360
POSCO	700	323
Samsung Electronics Co., Ltd.	950	641
Samsung Fine Chemicals Co., Ltd.	6,500	267
SK Telecom Co., Ltd.	2,560	403
Luxembourg - 0.0%
Millicom International Cellular SA	500	36
Malaysia - 0.3%
Axiata Group BHD ‡	193,500	186
British American Tobacco Malaysia BHD ‡	18,300	226
Genting Malaysia BHD	119,294	97
IOI Corp. BHD	164,498	248
PLUS Expressways BHD	418,881	406
Telekom Malaysia BHD	86,000	79
Tenaga Nasional BHD	137,657	322
Mexico - 0.2%
America Movil SAB de CV - Series L ADR	14,300	624
Fomento Economico Mexicano SAB de CV ADR	4,000	169
Netherlands - 0.2%
Koninklijke KPN NV	25,555	425
Koninklijke Philips Electronics NV	6,300	192
Koninklijke Philips Electronics NV - Class Y	1,800	54
Unilever NV	5,700	174
Netherlands Antilles - 0.2%
Schlumberger, Ltd.	14,187	900
Norway - 0.1%
Statoil ASA	20,100	455
Panama - 0.1%
McDermott International, Inc. ‡	26,548	627
Philippines - 0.1%
First Gen Corp. ‡	49,608	10
Philippine Long Distance Telephone Co. ADR	4,100	230

The notes are an integral part of this report.

	Shares	Value
Russian Federation - 1.2%
Kuzbassrazrezugol ‡	820,060	$359
MMC Norilsk Nickel ADR ‡	39,234	610
Novorossiysk Commercial Sea Port GDR	83,200	957
Polyus Gold Co. ADR	22,400	594
Rosneft Oil Co. GDR	27,600	215
Rushydro ADR ‡	308,946	1,346
Rushydro ‡	1,050,759	44
Sberbank of Russian Federation	419,500	1,223
Surgutneftegaz ADR	22,700	192
Uralkali GDR ‡	1,400	30
Singapore - 0.8%
Capitaland, Ltd.	16,350	45
DBS Group Holdings, Ltd.	22,000	223
Fraser and Neave, Ltd.	127,800	378
Keppel Corp., Ltd.	88,000	524
MobileOne, Ltd.	158,030	233
Oversea-Chinese Banking Corp.	100,000	582
Parkway Holdings, Ltd. ‡	186,420	358
Parkway Life REIT ‡	6,732	6
SembCorp Marine, Ltd. Λ	68,100	161
Singapore Press Holdings, Ltd. Λ	63,000	166
Singapore Telecommunications, Ltd.	307,750	659
United Overseas Bank, Ltd.	12,000	155
South Africa - 0.1%
Anglo Platinum, Ltd. ‡	1,300	124
Gold Fields, Ltd. ADR	9,300	106
Impala Platinum Holdings, Ltd.	4,900	127
Sasol, Ltd.	3,200	120
Spain - 0.2%
Iberdrola Renovables SA	29,300	130
Telefonica SA	26,698	644
Telefonica SA ADR	4,000	286
Switzerland - 1.4%
ACE, Ltd. ‡	29,800	1,469
Credit Suisse Group AG	7,180	315
Credit Suisse Group AG ADR	1,000	43
Foster Wheeler AG ‡	12,593	352
Nestle SA	32,748	1,559
Noble Corp.	900	36
Novartis AG	8,988	482
Roche Holding AG	2,801	471
Transocean, Ltd. ‡	4,570	388
Tyco Electronics, Ltd.	6,525	162
Tyco International, Ltd.	4,411	156
UBS AG ‡	19,400	257
Weatherford International, Ltd. ‡	13,800	216
Zurich Financial Services AG	2,519	541
Taiwan - 0.9%
Asustek Computer, Inc.	104,116	202
Catcher Technology Co., Ltd.	34,100	77
Cheng Shin Rubber Industry Co., Ltd.	40,000	77
Chunghwa Telecom Co., Ltd. ADR	30,488	578
Chunghwa Telecom Co., Ltd. Ə	146,396	293
Compal Electronics, Inc.	74,000	103
Delta Electronics, Inc.	157,541	478
Far EasTone Telecommunications Co., Ltd.	176,000	214
High Tech Computer Corp.	42,250	417
Hon Hai Precision Industry Co., Ltd.	73,252	308
Mediatek, Inc.	13,000	212
Taiwan Cement Corp.	354,960	332
Taiwan Semiconductor Manufacturing Co., Ltd.	277,888	535
Thailand - 0.2%
Hana Microelectronics PCL	173,200	110
PTT PCL	54,600	367
Siam Commercial Bank PCL	186,900	448
Turkey - 0.3%
Bim Birlesik Magazalar AS	5,700	261
Tupras Turkiye Petrol Rafine	13,800	288
Turk Telekomunikasyon AS	76,100	264
Turkcell Iletisim Hizmet AS	32,700	240
Turkiye Garanti Bankasi AS	100,400	427
United Kingdom - 2.0%
Anglo American PLC ‡	10,600	393
Antofagasta PLC	13,000	183
AstraZeneca PLC ADR Λ	800	37
BP PLC ADR	17,900	1,005
BP PLC	92,211	865
British American Tobacco PLC	14,125	467
Diageo PLC ADR	18,500	1,243
Guinness Peat Group PLC Λ	463,094	283
HSBC Holdings PLC ADR	6,100	326
HSBC Holdings PLC	163,300	1,766
Lloyds TSB Group PLC ‡	555,516	455
Prudential PLC	11,000	102
Royal Dutch Shell PLC - Class A ADR	1,500	83
Standard Chartered PLC	7,900	183
Unilever PLC	13,386	409
Unilever PLC ADR Λ	6,700	204
Vodafone Group PLC	326,122	701
Vodafone Group PLC ADR Λ	21,461	461
United States - 28.8%
3Com Corp. ‡	100,656	750
3M Co.	10,266	826
Abbott Laboratories	26,359	1,395
Advance Auto Parts, Inc. Λ	900	36
Advanced Micro Devices, Inc. £ ‡	28,800	215
AES Corp. ‡	2,100	27
Aetna, Inc.	23,781	713
Alliance Resource Partners, LP	5,379	213
Allstate Corp.	6,757	202
Altria Group, Inc.	25,302	502
American Commercial Lines, Inc. ‡ Λ	10,225	157
American Water Works Co., Inc.	5,471	119
AmerisourceBergen Corp. - Class A	8,300	226
Amgen, Inc. ‡	11,900	696
Amphenol Corp. - Class A	1,666	66
Anadarko Petroleum Corp.	11,771	751
Analog Devices, Inc.	2,832	76
AOL, Inc. ‡ Λ	745	18
Apache Corp.	7,263	717
Archer-Daniels-Midland Co.	600	18
Ascent Media Corp. ‡ Λ	50	1

The notes are an integral part of this report.

	Shares	Value
United States (continued)
AT&T, Inc.	117,842	$2,989
Bank of America Corp.	113,200	1,718
Bank of New York Mellon Corp.	50,373	1,466
Baxter International, Inc.	4,200	242
Beckman Coulter, Inc.	500	33
Biogen Idec, Inc. ‡	700	38
Biosante Pharmaceuticals, Inc. ‡ Λ	1,774	3
BMC Software, Inc. ‡	1,800	70
Boeing Co.	21,285	1,289
Boston Scientific Corp. ‡	14,300	123
Bristol-Myers Squibb Co.	145,822	3,553
Broadcom Corp. - Class A ‡	5,729	153
Bunge, Ltd.	2,311	136
Burlington Northern Santa Fe Corp.	14,600	1,456
CA, Inc.	42,275	932
Cardinal Health, Inc.	1,100	36
CareFusion Corp. ‡	1,400	36
CenturyTel, Inc.	2,508	85
CF Industries Holdings, Inc. £	2,900	269
Chesapeake Energy Corp.	8,600	213
Chevron Corp.	34,716	2,505
Chipotle Mexican Grill, Inc. ‡	700	68
Chubb Corp.	10,662	533
Cigna Corp.	10,700	361
Cisco Systems, Inc. ‡	71,689	1,611
Citigroup, Inc. ‡	349,237	1,159
CMS Energy Corp. Λ	9,449	143
CNA Financial Corp. ‡ Λ	200	5
CNX Gas Corp. ‡	5,718	153
Coca-Cola Co. Λ	7,526	408
Cognizant Technology Solutions Corp. - Class A ‡	2,796	122
Colgate-Palmolive Co.	8,300	664
Comcast Corp. - Class A	82,471	1,306
Comerica, Inc. Λ	1,200	41
Complete Production Services, Inc. ‡ Λ	17,593	220
Computer Sciences Corp. ‡	2,499	128
Comverse Technology, Inc. ‡ Λ	34,223	325
ConAgra Foods, Inc.	7,350	167
ConocoPhillips	24,984	1,199
Consol Energy, Inc.	38,500	1,794
Constellation Brands, Inc. - Class A ‡	5,473	88
Corning, Inc. £	94,199	1,704
Crown Holdings, Inc. ‡	8,186	195
CVS Caremark Corp.	16,800	544
DaVita, Inc. ‡	5,849	350
Dell, Inc. £ ‡	30,254	390
Devon Energy Corp.	8,905	596
DIRECTV - Class A ‡	15	♦
Discovery Communications, Inc. ‡ Λ	1,000	28
DISH Network Corp. - Class A	8,700	159
Dover Corp.	800	34
Dow Chemical Co.	30,153	817
Dr. Pepper Snapple Group, Inc.	5,129	142
DTE Energy Co.	800	34
E.I. du Pont de Nemours & Co.	20,933	683
Eastman Chemical Co.	600	34
Eaton Corp.	600	37
eBay, Inc. ‡ Λ	14,665	338
Edison International	1,000	33
El Paso Corp.	101,265	1,028
Electronic Arts, Inc. ‡	23,837	388
Eli Lilly & Co.	9,430	332
EMC Corp. ‡	32,088	535
Endo Pharmaceuticals Holdings, Inc. ‡	2,530	51
Entergy Corp.	6,357	485
Exelon Corp.	9,334	426
Extreme Networks ‡ Λ	889	2
Exxon Mobil Corp.	63,790	4,111
Family Dollar Stores, Inc.	600	19
Fidelity National Financial, Inc. - Class A	47,291	610
Fidelity National Information Services, Inc.	2,939	69
Fluor Corp.	400	18
FMC Corp.	19,576	997
Forest Laboratories, Inc. ‡	3,715	110
FPL Group, Inc.	14,231	694
Freeport-McMoRan Copper & Gold, Inc. Λ	9,430	629
GameStop Corp. - Class A ‡ Λ	11,800	232
Gap, Inc.	1,200	23
General Communication, Inc.- Class A ‡	8,355	50
General Dynamics Corp.	1,200	80
General Electric Co.	175,800	2,827
General Mills, Inc.	5,301	378
Genzyme Corp. ‡	13,169	714
Gilead Sciences, Inc. ‡	10,253	495
Global Industries, Ltd. ‡ Λ	65,792	459
Global Payments, Inc.	700	31
Goldman Sachs Group, Inc. £	4,800	714
Goodrich Corp.	400	25
Google, Inc. - Class A ‡	3,334	1,764
Halliburton Co.	15,953	466
Hanesbrands, Inc. ‡	762	18
Harris Corp.	1,300	56
Healthsouth Corp. ‡ Λ	8,320	150
Hess Corp.	8,435	487
Hewitt Associates, Inc. - Class A ‡	900	36
Hewlett-Packard Co.	24,161	1,137
HJ Heinz Co.	5,347	233
Hologic, Inc. ‡	54,096	815
Hospira, Inc. ‡	700	35
Humana, Inc. ‡	11,383	553
Intel Corp.	44,497	863
International Business Machines Corp.	20,902	2,558
International Game Technology Λ	24,681	453
International Paper Co.	7,187	164
ITT Corp.	600	29
JDS Uniphase Corp. ‡	4,221	33
Johnson & Johnson	49,573	3,117
JPMorgan Chase & Co. £	74,400	2,898
KBR, Inc.	11,375	213
Key Energy Services, Inc. ‡	3,166	31

The notes are an integral part of this report.

	Shares	Value
United States (continued)
Kimberly-Clark Corp.	500	$30
King Pharmaceuticals, Inc. ‡	3,816	46
Kraft Foods, Inc. - Class A	41,703	1,154
L-3 Communications Holdings, Inc.	100	8
Lexmark International, Inc. - Class A ‡	11,700	302
Liberty Media Corp. - Capital ‡	4	♦
Liberty Media Corp. - Interactive ‡ Λ	662	7
Liberty Media Corp. - Starz ‡	1	♦
Life Technologies Corp. ‡	4,719	235
Lockheed Martin Corp.	9,616	717
Lorillard, Inc.	2,800	212
LSI Corp. ‡	2,965	15
Lubrizol Corp. Λ	500	37
Manpower, Inc.	100	5
Marathon Oil Corp.	26,388	787
Mattel, Inc.	20,100	396
McDonald’s Corp.	8,456	527
McGraw-Hill Cos., Inc.	700	25
McKesson Corp.	5,607	330
Mead Johnson Nutrition Co. - Class A	15,782	714
MeadWestvaco Corp.	1,400	34
Medco Health Solutions, Inc. ‡	10,929	672
Medtronic, Inc.	32,178	1,381
Memc Electronic Materials, Inc. ‡ Λ	2,131	27
Merck & Co., Inc.	59,989	2,290
MetLife, Inc. £	8,000	283
Mettler-Toledo International, Inc. ‡	1,707	166
Microsoft Corp. £ Λ	154,826	4,363
Morgan Stanley	16,957	454
Motorola, Inc. ‡	57,917	356
Murphy Oil Corp.	3,510	179
Mylan, Inc. ‡ Λ	16,791	306
National Oilwell Varco, Inc.	16,325	667
National Semiconductor Corp.	2,576	34
Newmont Mining Corp.	32,507	1,393
News Corp. - Class A	28,979	365
NII Holdings, Inc. ‡	1,100	36
Noble Energy, Inc.	200	15
Northern Trust Corp.	19,581	989
Northrop Grumman Corp.	8,125	460
Novell, Inc. ‡	7,234	32
NRG Energy, Inc. ‡	7,950	191
Occidental Petroleum Corp.	12,406	972
Oracle Corp. Λ	63,436	1,463
Pall Corp.	1,377	47
PepsiAmericas, Inc.	2,267	66
PerkinElmer, Inc.	6,289	127
Perrigo Co. Λ	7,900	350
Pfizer, Inc.	142,268	2,655
PharMerica Corp. ‡ Λ	283	5
Philip Morris International, Inc.	15,685	714
Pitney Bowes, Inc.	1,500	31
Polycom, Inc. ‡	22,300	500
PPG Industries, Inc.	600	35
PPL Corp.	8,327	246
Praxair, Inc.	2,310	174
Precision Castparts Corp.	3,926	413
Pride International, Inc. ‡	1,000	30
Principal Financial Group, Inc.	5,772	133
Procter & Gamble Co.	35,313	2,173
Progressive Corp.	14,122	234
QUALCOMM, Inc.	33,664	1,319
Qwest Communications International, Inc.	118,618	499
Ralcorp Holdings, Inc. ‡	1,110	69
Raytheon Co.	4,400	231
Reynolds American, Inc.	300	16
Ross Stores, Inc.	800	37
RR Donnelley & Sons Co.	1,588	32
Ryder System, Inc.	700	25
Safeway, Inc.	800	18
Sara Lee Corp.	58,429	709
Seahawk Drilling, Inc. ‡ Λ	53	1
Smith International, Inc.	2,783	84
Sohu.com, Inc. ‡ Λ	1,600	81
Southern Co. Λ	3,248	104
Spirit Aerosystems Holdings, Inc. - Class A ‡ Λ	34,915	749
Sprint Nextel Corp. ‡	46,537	153
St. Joe Co. ‡	15,877	413
State Street Corp.	14,700	630
Stryker Corp.	700	36
SUPERVALU, Inc. Λ	2,749	40
Target Corp.	700	35
Tellabs, Inc. ‡	3,348	22
Teradata Corp. ‡	2,194	61
Texas Instruments, Inc.	20,513	462
Thermo Fisher Scientific, Inc. ‡	9,805	452
Time Warner Cable, Inc.	2,058	90
Time Warner, Inc.	8,200	225
Total System Services, Inc. Λ	3,157	45
Transatlantic Holdings, Inc.	2,831	141
Travelers Cos., Inc.	19,579	992
U.S. Bancorp	44,010	1,104
Unifi, Inc. ‡ Λ	23,200	77
Union Pacific Corp.	25,269	1,529
United Technologies Corp.	3,037	205
UnitedHealth Group, Inc. £	32,164	1,061
Unum Group	1,700	33
URS Corp. ‡	400	18
Valero Energy Corp.	8,800	162
VeriSign, Inc. ‡ Λ	1,100	25
Verizon Communications, Inc.	85,671	2,520
Viacom, Inc. - Class B ‡	29,643	864
WABCO Holdings, Inc.	100	3
Wal-Mart Stores, Inc.	36,863	1,970
Waters Corp. ‡	6,236	355
WellPoint, Inc. £ ‡	20,106	1,281
Wells Fargo & Co.	97,017	2,758
Western Digital Corp. ‡	3,622	138
Western Union Co.	9,325	173
Windstream Corp.	6,785	70
Xerox Corp. £ Λ	100,120	873
Xilinx, Inc.	1,500	35

The notes are an integral part of this report.

	Shares		Value
United States (continued)
XTO Energy, Inc.	10,453		$466
Total Common Stocks (cost $246,504)			248,332

INVESTMENT COMPANIES - 3.2%
United States - 3.1%
Consumer Staples Select Sector SPDR Fund Λ	20,500		537
Financial Select Sector SPDR Fund Λ	86,400		1,226
Health Care Select Sector SPDR Fund	20,500		641
iShares Dow Jones U.S. Telecommunications Sector Index Fund	11,300		206
iShares Silver Trust Λ	68,900		1,096
SPDR Gold Trust	70,782		7,499
SPDR KBW Bank Trust Λ	3,800		88
SPDR KBW Regional Banking Trust Λ	6,600		159
Technology Select Sector SPDR Fund	53,800		1,126
Telecom HOLDRs Trust Λ	4,600		107
Utilities Select Sector SPDR Fund Λ	40,800		1,203
Vanguard Telecommunication Services ETF	400		21
Vietnam - 0.1%
Dragon Capital - Vietnam Enterprise Investments, Ltd.	51,468		130
Vinaland, Ltd.	436,400		386
Total Investment Companies (cost $12,457)			14,425

	Principal
CONVERTIBLE BONDS - 11.7%
Bermuda - 0.5%
Celestial Nutrifoods, Ltd.
Zero Coupon, 06/12/2011	SGD	1,400	597
GOME Electrical Appliances Holdings, Ltd.
Zero Coupon, 05/18/2014	CNY	6,100	898
Pine Agritech, Ltd.
Zero Coupon, 07/27/2012	6,500		881
Canada - 0.4%
PetroBakken Energy, Ltd.
3.13%, 02/08/2016 - Reg S	$700		687
Sino-Forest Corp.
5.00%, 08/01/2013 - 144A §	1,125		1,281
Cayman Islands - 1.6%
China Milk Products Group, Ltd.
Zero Coupon, 01/05/2012	600		632
FU JI Food and Catering Services Holdings, Ltd.
Zero Coupon, 10/18/2010 Џ	CNY	2,700	37
Subsea 7, Inc.
Zero Coupon, 06/29/2017	$200		200
2.80%, 06/06/2011	500		490
Transocean, Inc.
1.50%, 12/15/2037	2,756		2,641
1.63%, 12/15/2037	946		924
YTL Power Finance Cayman, Ltd.
Zero Coupon, 05/09/2010	500		623
Zeus Cayman
Zero Coupon, 08/19/2013	JPY	127,000	1,386
China - 0.2%
China Petroleum & Chemical Corp.
Zero Coupon, 04/24/2014	HKD	4,860	688
Germany - 0.5%
Kreditanstalt Fuer Wiederaufbau
0.50%, 02/03/2010	EUR	650	901
3.25%, 06/27/2013	1,000		1,471
Hong Kong - 0.0%
Hongkong Land CB 2005, Ltd.
2.75%, 12/21/2012 - Reg S	$100		129
Hungary - 0.1%
Magyar Nemzeti Vagyonkezel Zrt
4.40%, 09/25/2014	EUR	200	298
India - 1.5%
Gujarat NRE Coke, Ltd.
Zero Coupon, 04/12/2011	$200		328
Housing Development Finance Corp.
Zero Coupon, 09/27/2010	300		485
Jaiprakash Associates, Ltd.
Zero Coupon, 09/12/2012	102		121
Punj Lloyd, Ltd.
Zero Coupon, 04/08/2011	200		221
Ranbaxy Laboratories, Ltd.
Zero Coupon, 03/18/2011	327		388
REI Agro, Ltd.
5.50%, 11/13/2014 - 144A	640		685
Reliance Communications, Ltd.
Zero Coupon, 05/10/2011	550		626
Zero Coupon, 03/06/2012	1,500		1,600
Suzlon Energy, Ltd.
Zero Coupon, 06/12/2012	325		310
Zero Coupon, 10/11/2012	500		479
Zero Coupon, 07/25/2014 Δ	592		561
Tata Motors, Ltd.
1.00%, 04/27/2011	450		531
Tata Steel, Ltd.
1.00%, 09/05/2012	300		341
Japan - 0.1%
Bank of Kyoto, Ltd.
Zero Coupon, 03/31/2014	JPY	4,000	43
Nagoya Railroad Co., Ltd.
Zero Coupon, 03/30/2012	3,000		34
Suzuki Motor Corp.
Zero Coupon, 03/29/2013	50,000		562
Jersey, Channel Islands - 0.8%
Aldar Funding, Ltd.
5.77%, 11/10/2011	$225		223
Dana Gas Sukuk, Ltd.
7.50%, 10/31/2012	2,740		2,444

The notes are an integral part of this report.

(all amounts in thousands)

(unaudited)

		Principal	Value
Jersey, Channel Islands (continued)
Shire PLC
2.75%, 05/09/2014	$1,100		$1,095
Luxembourg - 0.0%
Acergy SA
2.25%, 10/11/2013		100	99
Malaysia - 0.8%
Berjaya Land BHD
8.00%, 08/15/2011	MYR	1,240	363
Cherating Capital, Ltd.
2.00%, 07/05/2012 *	$500		549
IOI Capital BHD
Zero Coupon, 12/18/2011		575	684
IOI Resources Labuan BHD
Zero Coupon, 01/15/2013		650	653
Paka Capital, Ltd.
Zero Coupon, 03/12/2013		200	209
Rafflesia Capital, Ltd.
1.25%, 10/04/2011 *		1,000	1,187
Netherlands - 0.2%
Heidelberg International Finance BV
0.88%, 02/09/2012	EUR	200	308
Pargesa Netherlands NV
1.75%, 06/15/2014	CHF	475	420
Singapore - 1.2%
Capitaland, Ltd.
2.10%, 11/15/2016	SGD	1,000	686
2.95%, 06/20/2022		2,000	1,171
3.13%, 03/05/2018		1,500	1,054
Keppel Land, Ltd.
2.50%, 06/23/2013		400	285
Olam International, Ltd.
6.00%, 10/15/2016	$400		415
Wilmar International, Ltd.
Zero Coupon, 12/18/2012		400	533
Yanlord Land Group, Ltd.
5.85%, 07/13/2014	SGD	1,000	718
Ying Li International Real Estate, Ltd.
4.00%, 03/03/2015		750	505
United Arab Emirates - 0.0%
Nakheel Development 2, Ltd.
2.75%, 01/16/2011	$188		107
United States - 3.8%
Advanced Micro Devices, Inc.
6.00%, 05/01/2015		4,215	3,856
Amgen, Inc.
0.38%, 02/01/2013		1,631	1,643
Amylin Pharmaceuticals, Inc.
3.00%, 06/15/2014		116	94
Archer-Daniels-Midland Co.
0.88%, 02/15/2014		153	155
Cell Genesys, Inc.
3.13%, 05/01/2013 Ə		21	9
Central European Distribution Corp.
3.00%, 03/15/2013		61	54
Chesapeake Energy Corp.
2.25%, 12/15/2038		1,177	865
2.50%, 05/15/2037		1,107	940
Forest City Enterprises, Inc.
5.00%, 10/15/2016 - 144A		61	64
Greenbrier Cos., Inc.
2.38%, 05/15/2026		250	195
Helix Energy Solutions Group, Inc.
3.25%, 12/15/2025		68	61
Hologic, Inc.
2.00%, 12/15/2037 Ђ		1,941	1,631
Intel Corp.
2.95%, 12/15/2035		773	730
3.25%, 08/01/2039 - 144A		1,146	1,230
Kinetic Concepts, Inc.
3.25%, 04/15/2015 - 144A		110	113
King Pharmaceuticals, Inc.
1.25%, 04/01/2026		129	117
LifePoint Hospitals, Inc.
3.25%, 08/15/2025		278	251
3.50%, 05/15/2014		82	74
McMoRan Exploration Co.
5.25%, 10/06/2011		170	184
Medtronic, Inc.
1.50%, 04/15/2011		133	133
1.63%, 04/15/2013		1,148	1,178
Millipore Corp.
3.75%, 06/01/2026		176	178
Mylan, Inc.
1.25%, 03/15/2012 Λ		880	897
Nabi Biopharmaceuticals
2.88%, 04/15/2025		80	76
SanDisk Corp.
1.00%, 05/15/2013		1,360	1,100
SBA Communications Corp.
1.88%, 05/01/2013		251	253
4.00%, 10/01/2014 - 144A		213	271
Sonosite, Inc.
3.75%, 07/15/2014 Λ		208	203
Total Convertible Bonds (cost $45,130)			52,342

		Notional Amount
PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
S&P 500 Index	$9,300		138
Put Strike $1050.00
Expires 02/20/2010
Total Purchased Options (cost $213)

The notes are an integral part of this report.

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.9%
U.S. Treasury Bill
0.01%, 02/25/2010 - 03/04/2010 ▲ a	$14,226	$14,225
0.02%, 02/18/2010 ▲	224	224
0.03%, 03/11/2010 ▲	1,300	1,300
0.06%, 04/15/2010 ▲	3,275	3,275
0.07%, 04/22/2010 - 04/29/2010 ▲	13,519	13,517
0.08%, 04/08/2010 ▲	2,630	2,630
Total Short-Term U.S. Government Obligations (cost $35,171)		35,171

WARRANTS - 0.0%
United States - 0.0%
JPMorgan Chase & Co.
Expiration: 10/28/2018
Exercise Price: $42.42	12,600	164
Canada - 0.0%
Kinross Gold Corp.
Expiration: 09/03/2013
Exercise Price: $32.00	9,602	25
Peak Gold, Ltd.
Expiration: 04/03/2012
Exercise Price: $15.00	41,000	2
Total Warrants (cost $168)		191

	Shares
SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	16,473,992	16,474
Total Securities Lending Collateral (cost $16,474)

	Principal
REPURCHASE AGREEMENT - 0.0%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $153 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $160.	$153	153
Total Repurchase Agreement (cost $153)

Total Investment Securities (cost $448,689) #		463,370
Other Assets and Liabilities - Net		(15,794)

Net Assets		$447,576

	Notional Amount
WRITTEN-OPTIONS - (0.1%)
Put Options - 0.0%
Goldman Sachs Group, Inc.	$(1)	(16)
Put Strike $155.00
Expires 04/17/2010
Call Options - (0.1%)
Xerox Corp	(31)	(29)
Call Strike $8.00
Expires 04/17/2010
Corning, Inc.	(12)	(32)
Call Strike $16.00
Expires 05/22/2010
Microsoft Corp.	(14)	(19)
Call Strike $28.00
Expires 04/17/2010
CF Industries Holdings, Inc.	(3)	(34)
Call Strike $85.00
Expires 05/22/2010
Goldman Sachs Group, Inc.	(1)	(1)
Call Strike $185.00
Expires 04/17/2010
MetLife, Inc.	(3)	(3)
Call Strike $41.00
Expires 06/19/2010
JPMorgan Chase & Co.	(18)	(27)
Call Strike $44.00
Expires 06/19/2010
WellPoint, Inc.	(7)	(50)
Call Strike $60.00
Expires 06/19/2010
Corning, Inc.	(6)	(6)
Call Strike $19.00
Expires 05/22/2010
UnitedHealth Group, Inc.	(16)	(76)
Call Strike $30.00
Expires 06/19/2010
Dell, Inc.	(12)	(14)
Call Strike $15.00
Expires 01/22/2011
Advanced Micro Devices, Inc.	(29)	(27)
Call Strike $8.00
Expires 07/17/2010
Agrium, Inc.	(4)	(30)
Call Strike $60.00
Expires 01/22/2011
Total Written Options (Premiums: $350)		(364)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE:

Reference Entity	Floating Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
MSCI Daily TR EuropeEx UK USD	0.72%	09/01/2010	DUB	—	$4,855	$(403)	$—	$(403)

The notes are an integral part of this report.

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
DAX Index	6	03/19/2010	$(73)
DJ Euro Stoxx 50 Index	110	03/19/2010	(159)
FTSE 100 Index	3	03/19/2010	(3)
Hang Seng Index	(1)	02/25/2010	(1)
Nikkei 225 Index	(12)	03/11/2010	3
S&P 500 Index	(49)	03/18/2010	399
S&P TSE 60 Index	(3)	03/18/2010	26
SGX MSCI Singapore Index	(5)	02/25/2010	(1)
			$191

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Chinese Yuan Renminbi	2,941	10/13/2010	$440	$(7)
Euro	(1,513)	02/04/2010	(2,138)	41
Euro	1,170	02/04/2010	1,672	(50)
Euro	688	02/05/2010	972	(18)
Euro	911	02/05/2010	1,287	(25)
Euro	(391)	02/11/2010	(544)	2
Euro	(197)	02/11/2010	(277)	4
Euro	(391)	02/11/2010	(545)	2
Euro	287	02/11/2010	403	(5)
Euro	(783)	02/11/2010	(1,091)	5
Euro	(391)	02/11/2010	(545)	2
Euro	(434)	02/11/2010	(608)	5
Euro	1,517	02/12/2010	2,130	(27)
Euro	(434)	02/12/2010	(607)	5
Euro	566	02/12/2010	796	(11)
Euro	567	02/12/2010	798	(11)
Hong Kong Dollar	25	02/01/2010	3	♦
Japanese Yen	(201,777)	02/04/2010	(2,219)	(16)
Japanese Yen	105,087	02/12/2010	1,175	(11)
Pound Sterling	246	02/11/2010	398	(4)
Republic of Korea Won	1,276,910	02/08/2010	1,127	(27)
Republic of Korea Won	228,010	02/08/2010	200	(4)
Singapore Dollar	750	03/03/2010	535	(2)
South African Rand	(3,328)	02/11/2010	(438)	2
				$(150)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Euro	800	02/05/2010	$(33)
Sell	Japanese Yen	(103,274)	02/05/2010	(2)
Buy	Euro	920	02/05/2010	(38)
Sell	Japanese Yen	(118,626)	02/05/2010	♦
Buy	Euro	451	02/05/2010	(19)
Sell	Swiss Franc	(665)	02/05/2010	17
				$(75)

The notes are an integral part of this report.

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Oil, Gas & Consumable Fuels	8.4%	$38,686
Foreign Government Obligation	8.2	38,139
U.S. Government Obligation	8.2	38,070
Pharmaceuticals	4.6	20,644
Capital Markets	4.3	20,222
Metals & Mining	4.2	18,880
Diversified Financial Services	3.5	15,849
Commercial Banks	3.4	15,738
Insurance	3.2	13,307
Wireless Telecommunication Services	2.8	13,194
Diversified Telecommunication Services	2.6	13,185
Food Products	2.4	11,755
Industrial Conglomerates	2.2	10,321
Semiconductors & Semiconductor Equipment	2.2	9,421
Energy Equipment & Services	1.8	8,005
Software	1.7	7,603
Health Care Equipment & Supplies	1.7	7,324
Computers & Peripherals	1.5	7,076
Chemicals	1.5	6,995
Real Estate Management & Development	1.5	6,835
Communications Equipment	1.5	6,678
Health Care Providers & Services	1.4	6,421
Road & Rail	1.1	5,561
Electric Utilities	1.1	5,230
Food & Staples Retailing	1.0	4,671
Biotechnology	1.0	4,387
Aerospace & Defense	0.9	4,373
Media	0.9	3,809
Beverages	0.8	3,479
Electronic Equipment & Instruments	0.7	3,304
Automobiles	0.7	3,281
Trading Companies & Distributors	0.7	3,122
Household Products	0.6	2,996
Construction & Engineering	0.6	2,864
Tobacco	0.5	2,691
Electrical Equipment	0.5	2,450
Machinery	0.5	2,429
Internet Software & Services	0.4	2,226
Paper & Forest Products	0.4	2,100
Transportation Infrastructure	0.4	1,909
Hotels, Restaurants & Leisure	0.4	1,622
Office Electronics	0.3	1,613
Household Durables	0.3	1,425
Auto Components	0.3	1,368
Life Sciences Tools & Services	0.3	1,335
Specialty Retail	0.2	1,306
Independent Power Producers & Energy Traders	0.2	1,247
Diversified Consumer Services	0.2	770
Real Estate Investment Trusts	0.2	734
Personal Products	0.2	714
Thrifts & Mortgage Finance	0.1	702
IT Services	0.1	641
Gas Utilities	0.1	572
Marine	0.1	399
Leisure Equipment & Products	0.1	396
Construction Materials	0.1	332

The notes are an integral part of this report.

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY: (continued)
Multi-Utilities	0.0%	$266
Textiles, Apparel & Luxury Goods	0.0	248
Containers & Packaging	0.0	195
Derivative	0.0	138
Water Utilities	0.0	119
Building Products	0.0	67
Commercial Services & Supplies	0.0	63
Multiline Retail	0.0	54
Internet & Catalog Retail	0.0	7
Professional Services	0.0	5
Asset-Backed Security	0.0	4
Investment Securities, at Value	88.8	411,572
Short-Term Investments	11.2	51,798
Total Investments	100.0%	$463,370

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2010.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/31/2010.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
§	Illiquid. These securities aggregated $2,232, or 0.50%, of the fund’s net assets.
Δ	Restricted Security. At 01/31/2010, the fund owned the respective security (representing 0.20% of net assets) which was restricted as to public resale.

Description	Date of Acquisition	Principal		Cost	Market Value	Price ¥
Johor, Corp.,1.00% 07/31/2012	01/30/2009	MYR	2,896	$901	$951	$0.31
Preferred Term Secs XXVI, Ltd. 09/22/2037	09/14/2007		$190	188	♦	0.01
Preferred Term Secs XXVII, Ltd. 12/22/2037	03/15/2007	200		200	♦	0.01
Preferred Term Secs XXIV Note 03/22/2037	06/20/2007	350		343	♦	0.01
Preferred Term Secs XXV Note 03/22/2037	12/13/2006	175		173	♦	0.01
Suzlon Energy, Ltd., Zero Coupon 07/25/2014	07/21/2009	592		617	561	1.04

¥ - Price is not in thousands.

♦	Value and/or principal is less than $1.
Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a Market Value of $302, or 0.07% of the fund’s net assets.
▲	Rate shown reflects the yield at 01/29/2010.
‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $16,032.
Џ	In default.
a	All or a portion of this security is segregated with the broker to cover margin requirements for open futures contracts. The value of this security segregated at 01/31/2010 is $4,399.
£

Cash in the amount of $43 and all or a portion of this security is segregated with the broker to cover margin requirements for open written options.  The value of this security segregated at 01/31/2009 is $3,778.

#

Aggregate cost for federal income tax purposes is $448,689. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,073 and $27,392, respectively. Net unrealized appreciation for tax purposes is $14,681.

Г	Contract amounts are not in thousands.

The notes are an integral part of this report.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2010, these securities aggregated $13,607, or 3.03%, of the fund’s net assets.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CNY	Chinese Yuan
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Riggit
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depositary Receipt
TIPS	Treasury Inflation Protected Securities
TRY	Turkish New Lira

The notes are an integral part of this report.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Derivative - Purchased Option	$138	$—	$—	$138
Equities - Consumer Discretionary	11,656	—	—	11,656
Equities - Consumer Staples	21,279	122	—	21,400
Equities - Energy	33,345	644	—	33,989
Equities - Financials	40,911	—	—	40,911
Equities - Health Care	32,030	—	—	32,030
Equities - Industrials	30,574	—	—	30,574
Equities - Information Technology	30,328	—	—	30,328
Equities - Materials	23,731	1	—	23,732
Equities - Telecommunication Services	22,242	293	—	22,535
Equities - Utilities	5,838	—	—	5,838
Fixed Income - Asset-Backed Security	—	4	—	4
Fixed Income - Consumer Discretionary	—	1,954	—	1,954
Fixed Income - Consumer Staples	—	5,410	—	5,410
Fixed Income - Energy	—	12,700	—	12,700
Fixed Income - Financials	—	18,049	♦	18,049
Fixed Income - Foreign Government Obligation	—	38,139	—	38,139
Fixed Income - Health Care	—	7,986	—	7,986
Fixed Income - Industrials	—	3,933	—	3,933
Fixed Income - Information Technology	—	6,917	—	6,917
Fixed Income - Materials	—	4,094	—	4,094
Fixed Income - Short-Term U.S. Government Obligation	—	35,171	—	35,171
Fixed Income - Telecommunication Services	—	5,163	—	5,163
Fixed Income - U.S. Government Obligation	—	38,069	—	38,069
Fixed Income - Utilities	—	1,598	—	1,598
Investment Company - Financials	14,425	—	—	14,425
Cash & Cash Equivalent - Repurchase Agreement	—	153	—	153
Cash & Cash Equivalent - Securities Lending Collateral	16,474	—	—	16,474
Total	$282,971	$180,399	$ ♦	$463,370

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Total Return Swap - Depreciation	$—	$(403)	$—	$(403)
Futures Contracts - Appreciation	—	428	—	428
Futures Contracts - Depreciation	—	(237)	—	(237)
Forward Foreign Currency Contracts - Appreciation	—	85	—	85
Forward Foreign Currency Contracts - Depreciation	—	(310)	—	(310)
Written Option	—	$(364)	—	(364)
Total	$—	$(801)	$—	$(801)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 10/31/2009	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 1/31/2010
Equities - Industrials	$1	$—	$—	$(1)	$—	$—	$—
Fixed Income - Financials	—	—	—	—	—	♦	♦
Total	$1	$—	$—	$(1)	$—	$ ♦	$ ♦

* Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 4.0%
L-3 Communications Holdings, Inc.	62,000	$5,167
Northrop Grumman Corp.	146,500	8,292
Raytheon Co.	115,000	6,029
United Technologies Corp.	108,000	7,288
Biotechnology - 0.6%
Amgen, Inc. ‡	72,000	4,211
Building Products - 0.2%
Armstrong World Industries, Inc. ‡	34,000	1,239
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	103,000	15,318
Chemicals - 1.7%
Eastman Chemical Co.	27,000	1,526
Huntsman Corp.	87,000	1,061
International Flavors & Fragrances, Inc.	50,000	1,989
Lubrizol Corp.	20,100	1,481
RPM International, Inc.	77,000	1,440
Valspar Corp.	128,000	3,389
Commercial Services & Supplies - 1.5%
Avery Dennison Corp.	137,000	4,453
Pitney Bowes, Inc.	190,000	3,975
RR Donnelley & Sons Co.	74,000	1,467
Computers & Peripherals - 0.2%
Western Digital Corp. ‡	42,000	1,596
Construction & Engineering - 0.2%
KBR, Inc.	59,300	1,111
Consumer Finance - 0.4%
Discover Financial Services	194,000	2,654
Containers & Packaging - 3.5%
Ball Corp.	28,100	1,427
Bemis Co., Inc.	203,000	5,697
Owens-Illinois, Inc. ‡	224,000	6,098
Packaging Corp. of America	111,000	2,446
Pactiv Corp. ‡	53,100	1,197
Sonoco Products Co.	50,000	1,388
Temple-Inland, Inc.	260,000	4,516
Diversified Consumer Services - 0.4%
Service Corp. International	315,900	2,423
Diversified Financial Services - 1.2%
Bank of America Corp.	196,000	2,975
JPMorgan Chase & Co.	127,000	4,946
Diversified Telecommunication Services - 6.7%
AT&T, Inc.	1,008,000	25,562
Frontier Communications Corp. Λ	167,000	1,271
Qwest Communications International, Inc.	337,000	1,419
Verizon Communications, Inc.	552,000	16,240
Electric Utilities - 1.2%
Edison International	175,800	5,857
Pinnacle West Capital Corp.	51,000	1,827
Electrical Equipment - 0.3%
Hubbell, Inc. - Class B	50,100	2,157
Energy Equipment & Services - 8.5%
Atwood Oceanics, Inc. ‡	41,900	1,404
Ensco International PLC ADR	154,000	6,011
Helix Energy Solutions Group, Inc. ‡	96,200	1,021
Helmerich & Payne, Inc.	156,000	6,525
Nabors Industries, Ltd. ‡	298,000	6,645
National Oilwell Varco, Inc.	211,000	8,631
Oil States International, Inc. ‡	42,700	1,573
Patterson-UTI Energy, Inc.	96,100	1,476
Pride International, Inc. ‡	157,500	4,662
Rowan Cos., Inc. ‡	263,000	5,649
SEACOR Holdings, Inc. ‡	17,700	1,243
Smith International, Inc.	198,000	6,003
Tidewater, Inc.	31,500	1,475
Unit Corp. ‡	88,000	4,008
Food Products - 3.8%
Archer-Daniels-Midland Co.	238,000	7,133
General Mills, Inc.	119,000	8,486
Hormel Foods Corp. Λ	58,000	2,245
Sara Lee Corp.	594,000	7,211
Gas Utilities - 1.1%
Atmos Energy Corp.	99,100	2,737
Oneok, Inc.	69,000	2,911
UGI Corp.	55,200	1,353
Health Care Equipment & Supplies - 0.4%
Kinetic Concepts, Inc. ‡ Λ	38,200	1,577
Teleflex, Inc. Λ	20,000	1,143
Health Care Providers & Services - 9.9%
Aetna, Inc.	259,000	7,762
AmerisourceBergen Corp. - Class A	274,500	7,483
Cardinal Health, Inc.	59,800	1,978
Coventry Health Care, Inc. ‡	272,300	6,230
Humana, Inc. ‡	36,400	1,770
Lincare Holdings, Inc. ‡	51,800	1,907
McKesson Corp.	96,700	5,688
Medco Health Solutions, Inc. ‡	82,000	5,041
Tenet Healthcare Corp. ‡	323,000	1,789
UnitedHealth Group, Inc.	372,000	12,277
Universal Health Services, Inc. - Class B	104,000	3,033
WellPoint, Inc. ‡	158,000	10,068
Health Care Technology - 1.1%
IMS Health, Inc.	330,000	7,141
Household Durables - 0.3%
Leggett & Platt, Inc.	125,000	2,283
Household Products - 1.1%
Kimberly-Clark Corp.	119,000	7,067
Independent Power Producers & Energy Traders - 1.5%
AES Corp. ‡	97,900	1,236
Constellation Energy Group, Inc.	60,000	1,937
Mirant Corp. ‡	80,800	1,137
NRG Energy, Inc. ‡	247,800	5,975
Industrial Conglomerates - 2.6%
Carlisle Cos., Inc.	92,000	3,084
General Electric Co.	860,000	13,829
Insurance - 10.6%
Allied World Assurance Co. Holdings, Ltd.	30,000	1,343
American Financial Group, Inc.	133,800	3,320
Arch Capital Group, Ltd. ‡	43,000	3,076
Assurant, Inc.	40,000	1,257
Chubb Corp.	184,000	9,200
Endurance Specialty Holdings, Ltd.	117,200	4,222
Everest RE Group, Ltd.	64,000	5,487

The notes are an integral part of this report.

1

	Shares	Value
Insurance (continued)
HCC Insurance Holdings, Inc.	217,600	$5,897
PartnerRe, Ltd.	89,500	6,676
Reinsurance Group of America, Inc. - Class A	19,000	926
RenaissanceRe Holdings, Ltd.	80,500	4,361
StanCorp Financial Group, Inc.	121,000	5,201
Travelers Cos., Inc.	208,000	10,538
Unitrin, Inc.	78,000	1,693
Unum Group	347,000	6,791
Internet Software & Services - 0.3%
IAC/InterActiveCorp ‡	115,000	2,309
IT Services - 0.9%
Computer Sciences Corp. ‡	112,000	5,746
Machinery - 2.9%
Bucyrus International, Inc. - Class A	112,000	5,868
Eaton Corp.	25,000	1,531
Joy Global, Inc.	120,000	5,489
Oshkosh Corp.	63,000	2,272
Timken Co. Λ	61,200	1,371
Trinity Industries, Inc. Λ	182,000	2,846
Media - 1.3%
Viacom, Inc. - Class B ‡	305,000	8,888
Metals & Mining - 1.3%
Commercial Metals Co.	191,000	2,624
Reliance Steel & Aluminum Co.	154,000	6,274
Multiline Retail - 2.5%
Dollar Tree, Inc. ‡	34,000	1,684
JC Penney Co., Inc.	48,000	1,192
Kohl’s Corp. ‡	129,000	6,498
Macy’s, Inc.	446,000	7,104
Multi-Utilities - 1.3%
CMS Energy Corp. Λ	108,000	1,638
Integrys Energy Group, Inc. Λ	90,000	3,767
Sempra Energy	72,000	3,654
Oil, Gas & Consumable Fuels - 13.1%
Chevron Corp.	274,100	19,768
ConocoPhillips	310,000	14,880
El Paso Corp.	156,000	1,583
Exxon Mobil Corp.	253,000	16,301
Marathon Oil Corp.	283,600	8,454
Southern Union Co.	177,600	3,914
Teekay Corp.	67,300	1,680
Tesoro Corp. Λ	168,000	2,100
Williams Cos., Inc.	377,000	7,857
XTO Energy, Inc.	220,000	9,805
Paper & Forest Products - 1.5%
International Paper Co.	330,000	7,560
MeadWestvaco Corp.	107,600	2,590
Pharmaceuticals - 2.8%
Endo Pharmaceuticals Holdings, Inc. ‡	61,200	1,231
Johnson & Johnson	188,000	11,817
Pfizer, Inc.	300,000	5,598
Road & Rail - 1.4%
CSX Corp.	182,000	7,800
Ryder System, Inc.	33,400	1,216
Software - 1.8%
Amdocs, Ltd. ‡	128,000	3,659
CA, Inc.	207,600	4,575
Compuware Corp. ‡	450,000	3,416
Specialty Retail - 1.9%
Gap, Inc.	332,000	6,334
RadioShack Corp.	319,000	6,227
Tobacco - 0.6%
Lorillard, Inc.	18,300	1,385
Reynolds American, Inc.	52,400	2,788
Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. ‡	39,000	1,277
Telephone & Data Systems, Inc.	101,000	3,187
U.S. Cellular Corp. ‡	18,000	658
Total Common Stocks (cost $630,116)		659,372

SHORT-TERM INVESTMENT COMPANY - 0.2%
Capital Markets 0.2%
BlackRock Provident TempFund 24	1,628,482	1,628
Total Short-Term Investment Company (cost $1,628)

SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	6,642,122	6,642
Total Securities Lending Collateral (cost $6,642)

Total Investment Securities (cost $638,386) #		667,642
Other Assets and Liabilities - Net		(6,264)

Net Assets		$661,378

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $6,471.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $638,386. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $55,341 and $26,085, respectively. Net unrealized appreciation for tax purposes is $29,256.

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$42,633	$—	$—	$42,633
Equities - Consumer Staples	36,315	—	—	36,315
Equities - Energy	142,668	—	—	142,668
Equities - Financials	95,881	—	—	95,881
Equities - Health Care	97,744	—	—	97,744
Equities - Industrials	86,484	—	—	86,484
Equities - Information Technology	21,301	—	—	21,301
Equities - Materials	52,703	—	—	52,703
Equities - Telecommunication Services	49,614	—	—	49,614
Equities - Utilities	34,029	—	—	34,029
Investment Company - Financials	1,628	—	—	1,628
Cash & Cash Equivalent - Securities Lending Collateral	6,642	—	—	6,642
Total	$667,642	$—	$—	$667,642

The notes are an integral part of this report.

3

Transamerica BlackRock Natural Resources

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 87.2%
Chemicals - 0.6%
E.I. du Pont de Nemours & Co.	9,500	$310
Praxair, Inc.	5,700	429
Energy Equipment & Services - 23.7%
Acergy SA ADR	24,200	367
Baker Hughes, Inc.	27,200	1,232
BJ Services Co.	16,600	343
Cameron International Corp. ‡	59,900	2,256
Diamond Offshore Drilling, Inc. Λ	14,900	1,364
Dresser-Rand Group, Inc. ‡ Λ	57,800	1,710
Dril-Quip, Inc. ‡	18,200	955
Exterran Holdings, Inc. ‡ Λ	130	3
FMC Technologies, Inc. ‡ Λ	45,800	2,435
Halliburton Co.	56,500	1,650
Helmerich & Payne, Inc.	29,500	1,234
Nabors Industries, Ltd. ‡	33,500	747
National Oilwell Varco, Inc.	77,272	3,159
Noble Corp.	48,600	1,960
Pride International, Inc. ‡	20,500	607
Rowan Cos., Inc. ‡	14,900	320
Saipem SpA	45,300	1,479
Schlumberger, Ltd.	24,500	1,555
Smith International, Inc.	23,600	716
Technip SA ADR	18,500	1,275
Tesco Corp. ‡	30,300	396
Transocean, Ltd. ‡	47,721	4,043
Trican Well Service, Ltd.	14,000	181
Weatherford International, Ltd. ‡	99,600	1,562
Gas Utilities - 1.0%
EQT Corp.	29,400	1,294
Metals & Mining - 8.1%
Alcoa, Inc.	6,500	83
Aluminum Corp. of China, Ltd. ADR ‡ Λ	61,600	1,528
Barrick Gold Corp.	16,100	559
BHP Billiton, Ltd.	17,300	603
Eldorado Gold Corp. ‡	129,900	1,543
Gammon Gold, Inc. ‡	37,500	323
Goldcorp, Inc.	43,100	1,461
HudBay Minerals, Inc. ‡	53,700	607
Inmet Mining Corp.	3,700	187
Newcrest Mining, Ltd.	42,795	1,194
Newmont Mining Corp.	2,700	116
Southern Copper Corp.	42,500	1,132
Vale SA - Class B ADR	56,100	1,447
Oil, Gas & Consumable Fuels - 53.0%
Anadarko Petroleum Corp.	33,800	2,156
Apache Corp.	40,700	4,020
Arch Coal, Inc.	11,100	234
Berry Petroleum Co. - Class A	17,000	460
BP PLC ADR	13,100	735
Cabot Oil & Gas Corp.	28,200	1,079
Canadian Natural Resources, Ltd.	28,200	1,800
Carrizo Oil & Gas, Inc. ‡ Λ	18,400	442
Cenovus Energy, Inc.	39,600	915
Chevron Corp.	44,800	3,231
Cimarex Energy Co.	6,000	295
CNOOC, Ltd. ADR Λ	10,100	1,412
Coastal Energy Co. ‡	144,950	630
ConocoPhillips	41,100	1,973
Consol Energy, Inc.	20,500	956
Crew Energy, Inc. ‡	81,500	1,008
Denbury Resources, Inc. ‡	18,800	255
Devon Energy Corp.	63,400	4,243
EnCana Corp.	39,600	1,211
ENI SpA ADR	5,300	247
EOG Resources, Inc.	67,700	6,122
Exxon Mobil Corp.	41,600	2,680
Forest Oil Corp. ‡ Λ	14,000	338
Hess Corp.	24,600	1,422
Husky Energy, Inc.	29,000	721
Marathon Oil Corp.	45,800	1,365
Mariner Energy, Inc. ‡ Λ	12,000	173
Murphy Oil Corp.	75,500	3,857
Newfield Exploration Co. ‡	22,200	1,086
Nexen, Inc.	34,600	758
Noble Energy, Inc.	23,800	1,760
Occidental Petroleum Corp.	38,700	3,032
Pan Orient Energy Corp. ‡	61,600	377
Paramount Resources, Ltd. - Class A ‡	19,800	282
Patriot Coal Corp. ‡ Λ	7,940	123
Peabody Energy Corp.	42,400	1,786
PetroBakken Energy, Ltd. - Class A Λ	16,153	448
Petroleo Brasileiro SA ADR	34,700	1,408
Pioneer Natural Resources Co.	14,300	629
Progress Energy Resources Corp.	47,900	619
Range Resources Corp.	50,400	2,318
Seahawk Drilling, Inc. ‡ Λ	1,300	27
Southwestern Energy Co. ‡	21,400	918
Suncor Energy, Inc. ‡	116,636	3,683
Talisman Energy, Inc.	178,700	2,956
Total SA ADR	29,300	1,687
Valero Energy Corp.	25,400	468
Whiting Petroleum Corp. ‡	14,400	958
Williams Cos., Inc.	20,700	431
XTO Energy, Inc.	21,075	939
Paper & Forest Products - 0.3%
Fibria Celulose SA ADR ‡ Λ	24,024	439
Transportation Infrastructure - 0.5%
Aegean Marine Petroleum Network, Inc.	19,900	619
Total Common Stocks (cost $113,664)		116,096

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	5,657,989	5,658
Total Securities Lending Collateral (cost $5,658)

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 12.8%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $17,043 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $17,387.	$17,043	$17,043
Total Repurchase Agreement (cost $17,043)

Total Investment Securities (cost $136,365) #		138,797
Other Assets and Liabilities - Net		(5,672)

Net Assets		$133,125

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $5,522.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $136,365. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,186 and $10,754, respectively. Net unrealized appreciation for tax purposes is $2,432.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Energy	$102,222	$—	$—	$102,222
Equities - Industrials	619	—	—	619
Equities - Materials	11,961	—	—	11,961
Equities - Utilities	1,294	—	—	1,294
Cash & Cash Equivalent - Repurchase Agreement	—	17,043	—	17,043
Cash & Cash Equivalent - Securities Lending Collateral	5,658	—	—	5,658
Total	$121,754	$17,043	$—	$138,797

The notes are an integral part of this report.

2

Transamerica BNY Mellon Market Neutral Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 86.8%
Aerospace & Defense - 3.6%
AAR Corp. ‡	2,100	$49
DynCorp International, Inc. - Class A ‡	1,400	17
General Dynamics Corp.	5,900	394
L-3 Communications Holdings, Inc.	6,300	525
Lockheed Martin Corp.	11,500	857
Northrop Grumman Corp.	12,500	708
Raytheon Co.	12,300	645
Stanley, Inc. ‡	1,800	47
Triumph Group, Inc.	900	46
Air Freight & Logistics - 1.2%
Atlas Air Worldwide Holdings, Inc. ‡	1,100	40
Expeditors International of Washington, Inc.	8,800	300
United Parcel Service, Inc. - Class B	8,600	498
UTI Worldwide, Inc.	16,700	229
Airlines - 0.0%
Hawaiian Holdings, Inc. ‡	5,700	34
Auto Components - 0.6%
Cooper Tire & Rubber Co.	1,100	19
Dorman Products, Inc. ‡	3,700	57
Goodyear Tire & Rubber Co. ‡	29,300	391
Standard Motor Products, Inc. ‡	3,100	24
Superior Industries International, Inc.	700	10
Beverages - 0.0%
Boston Beer Co., Inc. - Class A ‡	500	23
Biotechnology - 0.1%
Harvard Bioscience, Inc. ‡	5,700	20
Kendle International, Inc. ‡	2,600	53
RTI Biologics, Inc. ‡	9,600	30
Building Products - 0.6%
Apogee Enterprises, Inc.	3,500	48
Armstrong World Industries, Inc. ‡	2,200	80
Owens Corning, Inc. ‡	15,600	401
Universal Forest Products, Inc.	900	31
Capital Markets - 1.8%
BGC Partners, Inc. - Class A	5,500	22
BlackRock, Inc. - Class A	1,300	278
GFI Group, Inc.	7,900	38
Knight Capital Group, Inc. - Class A ‡	1,000	16
Lazard, Ltd. - Class A	14,600	564
Raymond James Financial, Inc.	15,900	402
State Street Corp.	5,800	249
Chemicals - 2.6%
A Schulman, Inc.	1,500	34
Airgas, Inc.	5,600	237
Cabot Corp.	21,300	550
Huntsman Corp.	31,700	386
Innophos Holdings, Inc.	1,500	29
Lubrizol Corp.	2,900	214
Scotts Miracle-Gro Co. - Class A	8,800	349
Symyx Technologies, Inc. ‡	3,900	19
Valspar Corp.	19,600	519
Zep, Inc.	2,200	49
Commercial Banks - 0.5%
First Financial Bancorp	3,000	49
OceanFirst Financial Corp.	1,900	20
Smithtown Bancorp, Inc.	4,400	24
Wells Fargo & Co.	14,100	401
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	2,300	45
ACCO Brands Corp. ‡	8,400	65
ATC Technology Corp. ‡	2,400	52
Avery Dennison Corp.	14,900	485
Bowne & Co., Inc.	7,800	51
Cintas Corp.	15,100	379
Comfort Systems USA, Inc.	2,000	23
Compass Diversified Holdings	1,700	20
COMSYS IT Partners, Inc. ‡	2,700	34
Diamond Management & Technology Consultants, Inc. - Class A	7,200	53
Ennis, Inc.	1,800	27
Heritage Crystal Clean, Inc. ‡	900	10
HNI Corp.	1,900	48
M&F Worldwide Corp. ‡	1,800	65
Multi Color Corp.	3,600	42
Pitney Bowes, Inc.	31,500	660
Providence Service Corp. ‡	4,600	59
Towers Watson & Co. - Class A	500	22
Communications Equipment - 2.4%
ADC Telecommunications, Inc. ‡	65,300	347
Anaren, Inc. ‡	1,000	13
Arris Group, Inc. ‡	5,400	54
Black Box Corp.	1,100	30
Comtech Telecommunications Corp. ‡	1,400	50
Corning, Inc.	20,200	365
CPI International, Inc. ‡	3,200	36
Harris Corp.	13,900	597
Loral Space & Communications, Inc. ‡	1,800	51
Netgear, Inc. ‡	2,200	45
PC-Telephone, Inc. ‡	4,200	24
QUALCOMM, Inc.	10,500	411
Symmetricom, Inc. ‡	8,200	42
Tekelec, Inc. ‡	3,400	51
Computers & Peripherals - 0.9%
Apple, Inc. ‡	2,400	461
Cray, Inc. ‡	8,600	41
Diebold, Inc.	9,000	239
Rimage Corp. ‡	3,300	49
Construction & Engineering - 1.5%
Dycom Industries, Inc. ‡	37,977	310
EMCOR Group, Inc. ‡	2,700	65
Fluor Corp.	4,500	204
Jacobs Engineering Group, Inc. ‡	5,400	204
Pike Electric Corp. ‡	3,100	27
Shaw Group, Inc. ‡	16,100	520
Sterling Construction Co., Inc. ‡	2,900	55
Consumer Finance - 0.5%
AmeriCredit Corp. ‡	21,800	457
World Acceptance Corp. ‡	900	36
Containers & Packaging - 2.2%
Bemis Co., Inc.	13,100	368
Bway Holding Co. ‡	3,800	65
Crown Holdings, Inc. ‡	6,900	164
KapStone Paper and Packaging Corp. ‡	5,300	49

The notes are an integral part of this report.

1

	Shares	Value
Containers & Packaging (continued)
Myers Industries, Inc.	3,900	$36
Pactiv Corp. ‡	32,500	732
Sealed Air Corp.	15,500	308
Temple-Inland, Inc.	15,800	274
Distributors - 0.9%
Audiovox Corp. - Class A ‡	3,100	21
Core-Mark Holding Co., Inc. ‡	1,700	51
Genuine Parts Co.	18,100	681
MWI Veterinary Supply, Inc. ‡	1,400	53
Diversified Consumer Services - 1.3%
Apollo Group, Inc. - Class A ‡	2,900	176
Career Education Corp. ‡	4,100	89
Corinthian Colleges, Inc. ‡	1,600	22
Lincoln Educational Services Corp. ‡	2,300	48
Pre-Paid Legal Services, Inc. ‡	1,000	40
Regis Corp.	22,100	352
Universal Technical Institute, Inc. ‡	1,600	29
Weight Watchers International, Inc.	15,600	450
Diversified Financial Services - 0.1%
Ares Capital Corp.	3,600	44
Broadpoint Gleacher Securities, Inc. ‡	2,600	11
Oppenheimer Holdings, Inc. - Class A	600	16
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	24,500	622
Cincinnati Bell, Inc. ‡	16,000	47
General Communication, Inc. - Class A ‡	1,700	10
Premiere Global Services, Inc. ‡	4,000	32
Electric Utilities - 0.6%
Allegheny Energy, Inc.	10,400	218
IDACORP, Inc.	10,800	338
Electrical Equipment - 1.2%
AO Smith Corp.	1,200	51
EnerSys ‡	3,200	62
General Cable Corp. ‡	20,400	594
Powell Industries, Inc. ‡	1,800	53
Power-One, Inc. ‡	6,700	21
Thomas & Betts Corp. ‡	9,100	307
Electronic Equipment & Instruments - 2.9%
Arrow Electronics, Inc. ‡	2,800	74
Avnet, Inc. ‡	2,900	77
Benchmark Electronics, Inc. ‡	2,200	40
Brightpoint, Inc. ‡	3,100	18
Checkpoint Systems, Inc. ‡	1,000	16
Daktronics, Inc.	3,000	23
DDi Corp. ‡	9,500	41
Greatbatch, Inc. ‡	1,700	33
Ingram Micro, Inc. - Class A ‡	29,900	505
Insight Enterprises, Inc. ‡	4,400	51
Jabil Circuit, Inc.	5,600	81
Kopin Corp. ‡	4,800	20
Multi-Fineline Electronix, Inc. ‡	2,500	60
Newport Corp. ‡	3,000	26
OSI Systems, Inc. ‡	1,800	48
RadiSys Corp. ‡	6,300	47
ScanSource, Inc. ‡	1,800	51
SYNNEX Corp. ‡	800	21
Tech Data Corp. ‡	15,300	623
TTM Technologies, Inc. ‡	6,300	65
Vishay Intertechnology, Inc. ‡	100,500	758
Energy Equipment & Services - 1.5%
Bristow Group, Inc. ‡	1,400	50
Cal Dive International, Inc. ‡	3,000	21
Dawson Geophysical Co. ‡	1,800	39
Gulfmark Offshore, Inc. ‡	1,400	34
Helix Energy Solutions Group, Inc. ‡	8,100	86
Hercules Offshore, Inc. ‡	10,600	41
ICO, Inc.	2,600	20
National Oilwell Varco, Inc.	7,400	303
Oceaneering International, Inc. ‡	3,400	186
SEACOR Holdings, Inc. ‡	3,500	246
T.G.C. Industries, Inc. ‡	2,400	10
T-3 Energy Services, Inc. ‡	1,300	29
Tidewater, Inc.	6,100	286
Willbros Group, Inc. ‡	2,900	44
Food & Staples Retailing - 1.7%
Safeway, Inc.	5,200	117
United Natural Foods, Inc. ‡	1,800	49
Walgreen Co.	27,800	1,001
Wal-Mart Stores, Inc.	6,600	353
Weis Markets, Inc.	700	25
Food Products - 4.1%
Archer-Daniels-Midland Co.	28,700	860
Dean Foods Co. ‡	16,600	293
Hormel Foods Corp.	23,100	894
Lancaster Colony Corp.	20,800	1,134
Seneca Foods Corp. - Class A ‡	1,100	30
Tyson Foods, Inc. - Class A	37,100	513
Gas Utilities - 0.3%
Chesapeake Utilities Corp.	1,700	50
Southwest Gas Corp.	1,000	28
UGI Corp.	8,000	196
Health Care Equipment & Supplies - 3.3%
American Medical Systems Holdings, Inc. ‡	2,600	50
Angiodynamics, Inc. ‡	3,000	48
Cantel Medical Corp.	2,700	52
Conceptus, Inc. ‡	2,600	50
Cooper Cos., Inc.	11,900	420
ev3, Inc. ‡	2,800	41
Hologic, Inc. ‡	42,600	642
ICU Medical, Inc. ‡	300	10
Immucor, Inc. ‡	17,400	323
Invacare Corp.	2,800	70
Kensey Nash Corp. ‡	2,100	51
Kinetic Concepts, Inc. ‡	16,800	694
Medical Action Industries, Inc. ‡	3,500	47
Quidel Corp. ‡	3,600	48
STERIS Corp.	2,900	76
Stryker Corp.	5,700	296
Symmetry Medical, Inc. ‡	3,900	35
Virtual Radiologic Corp. ‡	2,000	21
Health Care Providers & Services - 3.7%
Aetna, Inc.	4,400	132
Community Health Systems, Inc. ‡	18,300	597
Emergency Medical Services Corp. - Class A ‡	500	26
Humana, Inc. ‡	13,300	647
Inventiv Health, Inc. ‡	2,800	43

The notes are an integral part of this report.

2

	Shares	Value
Health Care Providers & Services (continued)
Kindred Healthcare, Inc. ‡	14,800	$250
McKesson Corp.	6,900	406
Nighthawk Radiology Holdings, Inc. ‡	11,900	47
Odyssey Healthcare, Inc. ‡	4,100	60
Omnicare, Inc.	15,400	385
PharMerica Corp. ‡	2,400	39
RehabCare Group, Inc. ‡	900	26
UnitedHealth Group, Inc.	17,000	561
Universal American Corp. ‡	4,200	56
Health Care Technology - 0.0%
Eclipsys Corp. ‡	1,500	25
Hotels, Restaurants & Leisure - 2.1%
Cheesecake Factory, Inc. ‡	19,700	416
Domino’s Pizza, Inc. ‡	4,600	52
Frisch’s Restaurants, Inc.	1,000	24
International Speedway Corp. - Class A	8,400	216
Isle of Capri Casinos, Inc. ‡	2,100	17
Papa John’s International, Inc. ‡	2,100	50
Penn National Gaming, Inc. ‡	2,500	67
PF Chang’s China Bistro, Inc. ‡	1,200	46
Red Robin Gourmet Burgers, Inc. ‡	800	15
Shuffle Master, Inc. ‡	1,500	13
Steak N Shake Co. ‡	160	51
Wyndham Worldwide Corp.	43,300	910
Household Durables - 1.9%
American Greetings Corp. - Class A	27,300	505
CSS Industries, Inc.	1,200	21
Helen of Troy, Ltd. ‡	1,200	28
Jarden Corp.	9,500	290
Kimball International, Inc. - Class B	3,100	24
La-Z-Boy, Inc. ‡	2,600	26
Leggett & Platt, Inc.	10,900	199
MDC Holdings, Inc.	5,900	198
Newell Rubbermaid, Inc.	33,000	448
Household Products - 0.4%
Central Garden & Pet Co. - Class A ‡	2,800	25
Kimberly-Clark Corp.	6,200	368
Independent Power Producers & Energy Traders - 1.6%
Constellation Energy Group, Inc.	18,700	605
Mirant Corp. ‡	27,200	383
NRG Energy, Inc. ‡	19,300	465
Industrial Conglomerates - 1.3%
Carlisle Cos., Inc.	31,800	1,065
Standex International Corp.	2,400	55
Tredegar Corp.	3,500	57
Insurance - 1.3%
FBL Financial Group, Inc. - Class A	1,300	23
HCC Insurance Holdings, Inc.	10,600	287
Infinity Property & Casualty Corp.	1,100	44
Marsh & McLennan Cos., Inc.	9,800	211
Protective Life Corp.	25,500	430
Transatlantic Holdings, Inc.	3,700	184
Internet Software & Services - 0.2%
DivX, Inc. ‡	8,700	49
Internap Network Services Corp. ‡	10,200	45
S1 Corp. ‡	7,800	47
IT Services - 2.3%
Agilysys, Inc.	5,300	45
Broadridge Financial Solutions, Inc.	13,900	302
CACI International, Inc. - Class A ‡	500	24
Ciber, Inc. ‡	8,000	26
Computer Task Group, Inc. ‡	6,100	43
Convergys Corp. ‡	30,800	330
CSG Systems International, Inc. ‡	3,100	60
DST Systems, Inc. ‡	13,500	611
ManTech International Corp. - Class A ‡	6,200	297
NeuStar, Inc. - Class A ‡	8,300	186
Teletech Holdings, Inc. ‡	2,800	53
Unisys Corp. ‡	1,000	29
VeriFone Holdings, Inc. ‡	3,200	57
Virtusa Corp. ‡	5,800	52
Leisure Equipment & Products - 0.2%
Leapfrog Enterprises, Inc. - Class A ‡	6,300	21
Pool Corp.	1,400	26
RC2 Corp. ‡	1,700	24
Sport Supply Group, Inc.	4,000	48
Sturm Ruger & Co., Inc.	2,500	26
Life Sciences Tools & Services - 0.7%
Bruker Corp. ‡	2,300	28
Cambrex Corp. ‡	9,100	49
Thermo Fisher Scientific, Inc. ‡	12,800	591
Machinery - 5.2%
Alamo Group, Inc.	3,100	56
American Railcar Industries, Inc.	4,500	45
Briggs & Stratton Corp.	3,000	50
Bucyrus International, Inc. - Class A	10,300	540
Chart Industries, Inc. ‡	1,400	23
CIRCOR International, Inc.	1,700	48
Donaldson Co., Inc.	11,100	424
Flanders Corp. ‡	10,000	35
Freightcar America, Inc.	1,100	21
ITT Corp.	11,100	536
Joy Global, Inc.	5,800	265
LB Foster Co. - Class A ‡	700	19
Miller Industries, Inc. ‡	3,600	40
Mueller Industries, Inc.	2,000	49
Mueller Water Products, Inc. - Class A	4,600	21
Navistar International Corp. ‡	11,100	411
Oshkosh Corp.	29,400	1,061
Timken Co.	24,500	549
Trinity Industries, Inc.	21,700	339
Valmont Industries, Inc.	1,100	76
Watts Water Technologies, Inc. - Class A	800	23
Media - 2.2%
Comcast Corp. - Class A	29,600	469
Courier Corp.	1,700	24
MediaCom Communications Corp. - Class A ‡	4,900	20
News Corp. - Class A	38,700	488
Reading International, Inc. ‡	6,300	25
Regal Entertainment Group - Class A	26,800	396
Scholastic Corp.	1,700	51
Sinclair Broadcast Group, Inc. - Class A ‡	2,600	13
Valassis Communications, Inc. ‡	1,400	29
Viacom, Inc. - Class B ‡	16,800	489
World Wrestling Entertainment, Inc. - Class A	1,600	26

The notes are an integral part of this report.

3

	Shares	Value
Metals & Mining - 1.7%
Commercial Metals Co.	33,400	$459
Freeport-McMoRan Copper & Gold, Inc.	7,400	494
Reliance Steel & Aluminum Co.	1,800	73
Worthington Industries, Inc.	35,600	515
Multiline Retail - 1.1%
99 Cents Only Stores ‡	42,700	557
Dollar Tree, Inc. ‡	7,800	386
Fred’s, Inc. - Class A	2,500	25
Multi-Utilities - 0.2%
Sempra Energy	3,000	152
Oil, Gas & Consumable Fuels - 5.4%
Bill Barrett Corp. ‡	6,700	208
Chesapeake Energy Corp.	28,300	700
Chevron Corp.	4,500	325
ConocoPhillips	9,600	461
El Paso Corp.	25,700	261
Exco Resources, Inc.	27,700	485
Gulfport Energy Corp. ‡	6,500	67
Murphy Oil Corp.	1,400	72
Occidental Petroleum Corp.	2,500	196
Plains Exploration & Production Co. ‡	12,200	407
Southern Union Co.	19,700	434
Stone Energy Corp. ‡	2,700	43
Walter Energy, Inc.	11,500	746
Warren Resources, Inc. ‡	14,600	34
Williams Cos., Inc.	17,300	361
World Fuel Services Corp.	1,400	34
Paper & Forest Products - 0.7%
Glatfelter	4,500	62
International Paper Co.	25,900	593
Personal Products - 0.1%
Inter Parfums, Inc.	2,100	28
Prestige Brands Holdings, Inc. ‡	6,800	53
Revlon, Inc. - Class A ‡	2,800	43
Pharmaceuticals - 1.6%
Eli Lilly & Co.	3,400	120
Forest Laboratories, Inc. ‡	13,400	397
Medicis Pharmaceutical Corp. - Class A	500	12
Mylan, Inc. ‡	22,000	401
Par Pharmaceutical Cos., Inc. ‡	1,900	50
Valeant Pharmaceuticals International ‡	14,800	495
Professional Services - 0.1%
GP Strategies Corp. ‡	4,900	36
VSE Corp.	1,300	66
Road & Rail - 0.8%
Amerco, Inc. ‡	600	23
Con-way, Inc.	15,300	438
CSX Corp.	6,100	261
Heartland Express, Inc.	3,200	44
Semiconductors & Semiconductor Equipment - 3.3%
Actel Corp. ‡	4,500	50
Broadcom Corp. - Class A ‡	12,700	339
Cypress Semiconductor Corp. ‡	71,700	721
Marvell Technology Group, Ltd. ‡	25,500	444
Microsemi Corp. ‡	2,800	42
Photronics, Inc. ‡	6,500	25
PMC-Sierra, Inc. ‡	39,500	314
RF Micro Devices, Inc. ‡	7,200	28
Semtech Corp. ‡	3,000	45
Sigma Designs, Inc. ‡	4,000	44
Skyworks Solutions, Inc. ‡	3,600	46
Standard Microsystems Corp. ‡	1,100	22
Techwell, Inc. ‡	3,000	32
Tessera Technologies, Inc. ‡	2,800	48
White Electronic Designs Corp. ‡	3,400	17
Xilinx, Inc.	30,200	712
Zoran Corp. ‡	5,100	56
Software - 3.4%
ACI Worldwide, Inc. ‡	34,300	549
BMC Software, Inc. ‡	15,100	582
Compuware Corp. ‡	76,400	580
Mentor Graphics Corp. ‡	13,600	109
Netscout Systems, Inc. ‡	2,700	38
Radiant Systems, Inc. ‡	6,000	69
Renaissance Learning, Inc.	2,300	31
Symantec Corp. ‡	31,300	531
Synopsys, Inc. ‡	27,200	579
THQ, Inc. ‡	9,700	49
Specialty Retail - 3.1%
Aaron’s, Inc.	6,300	176
Asbury Automotive Group, Inc. ‡	2,900	32
Cabela’s, Inc. ‡	4,300	69
Chico’s FAS, Inc. ‡	9,700	124
Destination Maternity Corp. ‡	600	15
DSW, Inc. - Class A ‡	900	22
Finish Line, Inc. - Class A	4,400	49
Gap, Inc.	30,100	575
Jo-Ann Stores, Inc. ‡	800	28
Lawson Products, Inc.	1,400	23
Lithia Motors, Inc. - Class A ‡	1,600	12
Rent-A-Center, Inc. ‡	25,700	514
Ross Stores, Inc.	11,700	537
Sally Beauty Holdings, Inc. ‡	2,900	24
Stage Stores, Inc.	2,800	36
TJX Cos., Inc.	11,600	441
Tractor Supply Co. ‡	900	45
Ulta Salon Cosmetics & Fragrance, Inc. ‡	600	12
West Marine, Inc. ‡	6,000	50
Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc. ‡	2,000	52
Fossil, Inc. ‡	29,800	973
Maidenform Brands, Inc. ‡	3,000	45
Unifirst Corp.	1,000	50
Wolverine World Wide, Inc.	500	13
Thrifts & Mortgage Finance - 0.0%
Provident New York Bancorp	5,300	43
Trading Companies & Distributors - 0.8%
Aircastle, Ltd.	1,800	17
Kaman Corp. - Class A	500	12
United Rentals, Inc. ‡	4,900	39
WESCO International, Inc. ‡	8,900	247
WW Grainger, Inc.	4,400	437

The notes are an integral part of this report.

4

	Shares	Value
Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. ‡	7,200	$236
U.S. Cellular Corp. ‡	10,700	391
USA Mobility, Inc. ‡	5,300	55
Total Common Stocks (cost $70,659)		78,934

	Principal
REPURCHASE AGREEMENT - 28.6%
State Street Repurchase Agreement 0.01%▲, dated 01/29/2010, to be repurchased at $26,009 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $26,530.	$26,009	26,009
Total Repurchase Agreement (cost $26,009)

Total Investment Securities (cost $96,668) #		104,943
Other Assets and Liabilities - Net		(14,025)

Net Assets		$90,918

	Shares
SECURITIES SOLD SHORT (86.7%) ¿
COMMON STOCKS (86.7%)
Aerospace & Defense (2.9%)
BE Aerospace, Inc. ‡	(11,300)	$(253)
Boeing Co.	(12,500)	(758)
Ceradyne, Inc. ‡	(2,300)	(45)
Curtiss-Wright Corp.	(700)	(21)
Hexcel Corp. ‡	(3,000)	(33)
Orbital Sciences Corp. ‡	(1,400)	(22)
Spirit Aerosystems Holdings, Inc. - Class A ‡	(28,500)	(611)
Transdigm Group, Inc.	(18,500)	(894)
Air Freight & Logistics (0.1%)
Forward Air Corp.	(2,000)	(47)
Hub Group, Inc. - Class A ‡	(1,000)	(24)
Airlines (0.9%)
AirTran Holdings, Inc. ‡	(4,700)	(23)
Continental Airlines, Inc. - Class B ‡	(37,300)	(685)
Southwest Airlines Co.	(11,100)	(126)
US Airways Group, Inc. ‡	(5,000)	(27)
Auto Components (1.4%)
Amerigon, Inc. ‡	(5,700)	(46)
Arvinmeritor, Inc. ‡	(2,500)	(24)
BorgWarner, Inc. ‡	(21,200)	(744)
Exide Technologies ‡	(4,500)	(35)
Gentex Corp.	(21,600)	(414)
Automobiles (0.5%)
Harley-Davidson, Inc.	(19,600)	(445)
Winnebago Industries, Inc. ‡	(3,900)	(47)
Automotive Parts & Equipment (0.1%)
American Axle & Manufacturing Holdings, Inc. ‡	(5,600)	(52)
Beverages (0.9%)
Central European Distribution Corp. ‡	(8,200)	(263)
Coca-Cola Co.	(10,600)	(575)
Biotechnology (0.0%)
Metabolix, Inc. ‡	(4,500)	(45)
Building Products (0.2%)
USG Corp. ‡	(13,700)	(165)
Capital Markets (0.7%)
Affiliated Managers Group, Inc. ‡	(8,800)	(533)
Riskmetrics Group, Inc. ‡	(2,700)	(46)
Teton Advisors, Inc. - Class A §	(2)	(♦ )
Teton Advisors, Inc. - Class B ‡ Ə	(13)	(♦ )
TradeStation Group, Inc. ‡	(4,500)	(32)
Westwood Holdings Group, Inc.	(1,100)	(40)
Chemicals (3.3%)
Air Products & Chemicals, Inc.	(10,000)	(761)
Celanese Corp.	(8,400)	(244)
Cytec Industries, Inc.	(11,100)	(414)
Dow Chemical Co.	(26,000)	(704)
Monsanto Co.	(1,400)	(106)
Mosaic Co.	(8,200)	(439)
Praxair, Inc.	(4,900)	(369)
Commercial Banks (1.2%)
City National Corp.	(7,200)	(356)
Columbia Banking System, Inc.	(2,800)	(53)
East-West Bancorp, Inc.	(2,900)	(48)
First Community Bancshares, Inc.	(2,600)	(30)
Sterling Bancshares, Inc.	(8,600)	(44)
Texas Capital Bancshares, Inc. ‡	(1,400)	(24)
Whitney Holding Corp.	(45,400)	(563)
Commercial Services & Supplies (1.7%)
American Reprographics Co. ‡	(8,300)	(58)
Clean Harbors, Inc. ‡	(10,700)	(614)
Dollar Financial Corp. ‡	(500)	(11)
Franklin Covey Co. ‡	(3,800)	(20)
GeoEye, Inc. ‡	(1,600)	(41)
Healthcare Services Group Inc.	(700)	(14)
Herman Miller, Inc.	(18,700)	(316)
Innerworkings, Inc. ‡	(10,500)	(60)
Knoll, Inc.	(1,100)	(12)
McGrath Rentcorp	(2,000)	(42)
Standard Parking Corp. ‡	(700)	(11)
Tal International Group, Inc.	(2,600)	(37)
Viad Corp.	(2,400)	(47)
Waste Connections, Inc. ‡	(9,500)	(306)
Communications Equipment (1.3%)
Blue Coat Systems, Inc. ‡	(2,000)	(49)
Brocade Communications Systems, Inc. ‡	(32,600)	(224)
DG FastChannel, Inc. ‡	(2,200)	(60)
Falconstor Software, Inc. ‡	(12,700)	(44)
Harmonic Lightwaves, Inc. ‡	(1,800)	(11)
Ixia ‡	(3,200)	(24)
Juniper Networks, Inc. ‡	(10,600)	(263)
KVH Industries, Inc. ‡	(3,900)	(51)
Polycom, Inc. ‡	(15,300)	(342)
Riverbed Technology, Inc. ‡	(2,400)	(54)
Viasat, Inc. ‡	(1,600)	(44)
Computers & Peripherals (0.8%)
3PAR, Inc. ‡	(4,400)	(43)
Compellent Technologies, Inc. ‡	(1,300)	(26)
Hewlett-Packard Co.	(4,100)	(193)
Immersion Corp. ‡	(12,300)	(54)
Intermec, Inc. ‡	(800)	(11)
Netezza Corp. ‡	(3,300)	(30)
QLogic Corp. ‡	(23,900)	(410)
Construction & Engineering (0.1%)
MasTec, Inc. ‡	(3,900)	(48)

The notes are an integral part of this report.

5

	Shares	Value
Construction Materials (0.2%)
Martin Marietta Materials, Inc.	(2,400)	$(190)
Containers & Packaging (0.5%)
Greif, Inc. - Class A	(5,100)	(247)
Packaging Corp. of America	(9,900)	(218)
Distributors (0.4%)
LKQ Corp. ‡	(19,300)	(362)
Diversified Consumer Services (0.0%)
Sotheby’s	(1,400)	(33)
Diversified Financial Services (0.4%)
IntercontinentalExchange, Inc. ‡	(2,600)	(249)
Moody’s Corp.	(3,200)	(88)
Pacific Continental Corp.	(3,200)	(32)
Diversified Telecommunication Services (0.1%)
Cbeyond, Inc. ‡	(2,400)	(30)
TW Telecom, Inc. - Class A ‡	(6,100)	(94)
Electric Utilities (2.2%)
Cleco Corp.	(8,300)	(215)
Great Plains Energy, Inc.	(31,100)	(555)
Hawaiian Electric Industries, Inc.	(3,800)	(75)
Pepco Holdings, Inc.	(38,600)	(634)
Portland General Electric Co.	(500)	(10)
Southern Co.	(17,800)	(570)
Electrical Equipment (2.0%)
Acuity Brands, Inc.	(1,900)	(68)
Ametek, Inc.	(9,900)	(361)
Baldor Electric Co.	(1,900)	(47)
Brady Corp. - Class A	(1,600)	(45)
Chase Corp.	(4,300)	(52)
Emerson Electric Co.	(15,900)	(660)
Encore Wire Corp.	(1,400)	(28)
IPG Photonics Corp. ‡	(3,300)	(48)
PowerSecure International, Inc. ‡	(4,400)	(29)
Rockwell Automation, Inc.	(8,600)	(415)
Woodward Governor Co.	(1,800)	(46)
Electronic Equipment & Instruments (2.1%)
Agilent Technologies, Inc. ‡	(15,000)	(420)
Cognex Corp.	(3,100)	(51)
Coherent, Inc. ‡	(1,500)	(45)
Echelon Corp. ‡	(1,700)	(14)
Faro Technologies, Inc. ‡	(2,100)	(38)
FLIR Systems, Inc. ‡	(17,300)	(513)
Itron, Inc. ‡	(5,400)	(332)
L-1 Identity Solutions, Inc. ‡	(5,400)	(40)
MTS Systems Corp.	(1,900)	(49)
National Instruments Corp.	(6,800)	(200)
Park Electrochemical Corp.	(1,800)	(47)
Rofin-Sinar Technologies, Inc. ‡	(2,100)	(46)
Rogers Corp. ‡	(1,100)	(26)
Zygo Corp. ‡	(4,800)	(51)
Energy Equipment & Services (1.1%)
Allis-Chalmers Energy, Inc. ‡	(8,800)	(32)
Basic Energy Services, Inc. ‡	(1,500)	(14)
Dril-Quip, Inc. ‡	(900)	(47)
Helmerich & Payne, Inc.	(2,200)	(92)
Key Energy Services, Inc. ‡	(4,900)	(47)
Lufkin Industries, Inc.	(600)	(38)
Matrix Service Co. ‡	(4,800)	(48)
Pride International, Inc. ‡	(13,100)	(389)
Superior Energy Services, Inc. ‡	(14,200)	(326)
Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	(4,700)	(270)
Ingles Markets, Inc. - Class A	(1,500)	(21)
Pantry, Inc. ‡	(3,800)	(51)
Ruddick Corp.	(22,700)	(643)
Village Super Market, Inc. - Class A	(600)	(16)
Food Products (3.2%)
Alico, Inc.	(1,000)	(26)
Green Mountain Coffee Roasters, Inc. ‡	(11,400)	(966)
Griffin Land & Nurseries, Inc.	(1,600)	(44)
HJ Heinz Co.	(12,700)	(554)
Imperial Sugar Co.	(2,900)	(48)
JM Smucker Co.	(12,400)	(745)
Sensient Technologies Corp.	(17,000)	(441)
Smart Balance, Inc. ‡	(4,300)	(24)
Tootsie Roll Industries, Inc.	(4,400)	(115)
Gas Utilities (0.7%)
EQT Corp.	(12,600)	(554)
Questar Corp.	(1,700)	(71)
Health Care Equipment & Supplies (3.6%)
Abaxis, Inc. ‡	(2,100)	(51)
Accuray, Inc. ‡	(8,300)	(49)
Cutera, Inc. ‡	(2,500)	(22)
Dentsply International, Inc.	(18,200)	(610)
Edwards Lifesciences Corp. ‡	(9,600)	(861)
Electro-Optical Sciences, Inc. ‡	(5,400)	(49)
Gen-Probe, Inc. ‡	(17,400)	(747)
Home Diagnostics, Inc. ‡	(3,700)	(23)
Iris International, Inc. ‡	(2,500)	(26)
Merit Medical Systems, Inc. ‡	(1,900)	(34)
Natus Medical, Inc. ‡	(3,000)	(41)
Neogen Corp. ‡	(1,350)	(29)
Palomar Medical Technologies, Inc. ‡	(5,400)	(50)
Somanetics Corp. ‡	(900)	(14)
Utah Medical Products, Inc.	(1,500)	(42)
Varian Medical Systems, Inc. ‡	(11,100)	(558)
Volcano Corp. ‡	(3,600)	(71)
Zoll Medical Corp. ‡	(1,500)	(42)
Health Care Providers & Services (3.0%)
Alliance Healthcare Services, Inc. ‡	(8,500)	(43)
Assisted Living Concepts, Inc. ‡	(1,000)	(26)
Brookdale Senior Living, Inc. ‡	(14,400)	(263)
Catalyst Health Solutions, Inc. ‡	(600)	(24)
Cigna Corp.	(21,900)	(739)
DaVita, Inc. ‡	(5,700)	(340)
Ensign Group, Inc.	(1,500)	(26)
Express Scripts, Inc. ‡	(1,000)	(84)
Gentiva Health Services, Inc. ‡	(1,000)	(26)
Health Grades, Inc. ‡	(5,500)	(24)
HMS Holdings Corp. ‡	(800)	(36)
IPC The Hospitalist Co., Inc. ‡	(1,500)	(51)
Landauer, Inc.	(800)	(47)
Medcath Corp. ‡	(7,100)	(48)
Psychiatric Solutions, Inc. ‡	(20,400)	(449)
Quest Diagnostics, Inc.	(2,600)	(145)
Stewart Enterprises, Inc. - Class A	(2,100)	(11)
Sun Healthcare Group, Inc. ‡	(3,800)	(33)
Transcend Services, Inc. ‡	(2,700)	(51)
VCA Antech, Inc. ‡	(11,600)	(294)

The notes are an integral part of this report.

6

	Shares	Value
Health Care Technology (1.0%)
Athenahealth, Inc. ‡	(900)	$(35)
Cerner Corp. ‡	(9,900)	(749)
Computer Programs & Systems, Inc.	(1,400)	(53)
Medassets, Inc. ‡	(1,000)	(20)
Phase Forward, Inc. ‡	(3,300)	(48)
Hotels, Restaurants & Leisure (2.6%)
Bally Technologies, Inc. ‡	(1,100)	(44)
Buffalo Wild Wings, Inc. ‡	(1,100)	(51)
Burger King Holdings, Inc.	(43,900)	(767)
Einstein Noah Restaurant Group, Inc. ‡	(2,400)	(28)
International Game Technology	(26,700)	(490)
Krispy Kreme Doughnuts, Inc. ‡	(9,000)	(25)
Marriott International, Inc. - Class A	(8,289.17)	(217)
National Cinemedia, Inc.	(2,700)	(40)
Orient-Express Hotels, Ltd. - Class A ‡	(1,600)	(16)
Pinnacle Entertainment, Inc. ‡	(4,400)	(36)
Starwood Hotels & Resorts Worldwide, Inc.	(19,400)	(646)
Vail Resorts, Inc. ‡	(1,300)	(44)
Household Durables (1.5%)
Cavco Industries, Inc. ‡	(1,900)	(68)
D.R. Horton, Inc.	(32,400)	(382)
Ethan Allen Interiors, Inc.	(2,500)	(36)
National Presto Industries, Inc.	(100)	(11)
Skyline Corp.	(2,800)	(51)
Stanley Furniture Co., Inc. ‡	(4,600)	(45)
Toll Brothers, Inc. ‡	(43,100)	(797)
Household Products (0.7%)
Clorox Co.	(9,600)	(568)
WD-40 Co.	(800)	(25)
Industrial Conglomerates (1.0%)
McDermott International, Inc. ‡	(21,000)	(496)
Otter Tail Corp.	(1,000)	(22)
Raven Industries, Inc.	(400)	(11)
Textron, Inc.	(18,600)	(363)
Insurance (1.2%)
Arch Capital Group, Ltd. ‡	(4,700)	(336)
Assured Guaranty, Ltd.	(1,100)	(25)
Erie Indemnity Co. - Class A	(7,800)	(304)
Lincoln National Corp.	(14,400)	(355)
Phoenix Cos., Inc. ‡	(10,400)	(24)
Presidential Life Corp.	(2,700)	(24)
State Auto Financial Corp.	(2,800)	(44)
Internet & Catalog Retail (0.1%)
Blue Nile, Inc. ‡	(1,000)	(51)
Drugstore.Com, Inc. ‡	(14,300)	(41)
Internet Software & Services (0.1%)
Dice Holdings, Inc. ‡	(8,800)	(50)
Vocus, Inc. ‡	(1,800)	(29)
IT Services (0.7%)
Cass Information Systems, Inc.	(800)	(24)
Genpact, Ltd. ‡	(7,500)	(104)
infoGROUP, Inc. ‡	(4,500)	(35)
MAXIMUS, Inc.	(1,000)	(48)
Paychex, Inc.	(13,100)	(380)
RightNow Technologies, Inc. ‡	(3,200)	(51)
Sapient Corp. ‡	(3,100)	(24)
Leisure Equipment & Products (0.6%)
Hasbro, Inc.	(15,900)	(486)
Marine Products Corp.	(5,100)	(26)
Life Sciences Tools & Services (1.4%)
AMAG Pharmaceuticals, Inc. ‡	(1,400)	(62)
Bio-Rad Laboratories, Inc. - Class A ‡	(3,600)	(335)
Covance, Inc. ‡	(13,600)	(790)
Dionex Corp. ‡	(700)	(49)
Machinery (5.2%)
Astec Industries, Inc. ‡	(2,100)	(52)
Badger Meter, Inc.	(800)	(30)
Barnes Group, Inc.	(2,900)	(47)
Cascade Corp.	(1,200)	(35)
Cummins, Inc.	(11,600)	(524)
Deere & Co.	(1,400)	(70)
Dynamic Materials Corp.	(900)	(15)
Gardner Denver, Inc.	(10,300)	(410)
Gorman-Rupp Co.	(900)	(22)
Hurco Cos., Inc. ‡	(2,500)	(42)
Kennametal, Inc.	(21,100)	(517)
Manitowoc Co., Inc.	(57,900)	(630)
Nordson Corp.	(9,500)	(537)
Omega Flex, Inc.	(1,000)	(11)
PACCAR, Inc.	(26,300)	(947)
Parker Hannifin Corp.	(6,500)	(363)
RBC Bearings, Inc. ‡	(1,300)	(30)
Robbins & Myers, Inc.	(2,100)	(47)
Sun Hydraulics Corp.	(2,500)	(56)
Terex Corp. ‡	(17,100)	(334)
Marine (0.1%)
Golar LNG, Ltd. ‡	(2,000)	(23)
Hornbeck Offshore Services, Inc. ‡	(2,100)	(46)
TBS International PLC - Class A ‡	(3,000)	(18)
Media (1.8%)
Arbitron, Inc.	(2,500)	(63)
CKX, Inc. ‡	(7,000)	(28)
Dreamworks Animation SKG, Inc. - Class A ‡	(15,100)	(589)
Fisher Communications, Inc. ‡	(3,900)	(50)
Lamar Advertising Co. - Class A ‡	(14,800)	(423)
Martha Stewart Living Omnimedia - Class A ‡	(2,700)	(12)
Primedia, Inc.	(2,700)	(8)
Rentrak Corp. ‡	(3,100)	(52)
Walt Disney Co.	(13,200)	(390)
Metals & Mining (2.6%)
Carpenter Technology Corp.	(25,900)	(694)
Compass Minerals International, Inc.	(12,700)	(801)
Horsehead Holdings Corp. ‡	(2,100)	(21)
Nucor Corp.	(7,800)	(318)
Olympic Steel, Inc.	(1,500)	(42)
RTI International Metals, Inc. ‡	(2,800)	(69)
Schnitzer Steel Industries, Inc. - Class A	(4,700)	(190)
U.S. Steel Corp.	(4,600)	(204)
Multi-Utilities (0.6%)
Alliant Energy Corp.	(2,800)	(87)
PG&E Corp.	(8,200)	(346)
Scana Corp.	(3,300)	(118)
Office Electronics (0.6%)
PAR Technology Corp. ‡	(6,900)	(40)
Zebra Technologies Corp. - Class A ‡	(18,200)	(475)

The notes are an integral part of this report.

7

	Shares	Value
Oil, Gas & Consumable Fuels (6.3%)
BPZ Resources, Inc. ‡	(5,300)	$(31)
Comstock Resources, Inc. ‡	(20,000)	(780)
Credo Petroleum Corp. ‡	(5,100)	(46)
Crosstex Energy, Inc.	(8,600)	(67)
Exxon Mobil Corp.	(5,800)	(374)
General Maritime Corp.	(5,100)	(39)
James River Coal Co. ‡	(900)	(14)
Massey Energy Co.	(21,000)	(809)
Northern Oil And Gas, Inc. ‡	(4,300)	(48)
Overseas Shipholding Group, Inc.	(19,100)	(852)
Penn Virginia Corp.	(2,100)	(51)
Petrohawk Energy Corp. ‡	(29,100)	(650)
Pioneer Natural Resources Co.	(13,500)	(594)
Spectra Energy Corp.	(8,200)	(174)
Valero Energy Corp.	(37,200)	(685)
Whiting Petroleum Corp. ‡	(4,400)	(293)
Paper & Forest Products (0.5%)
Deltic Timber Corp.	(1,500)	(67)
Weyerhaeuser Co.	(9,600)	(383)
Personal Products (0.5%)
Estee Lauder Cos., Inc. - Class A	(8,000)	(420)
Female Health Co.	(5,200)	(29)
Pharmaceuticals (1.6%)
Allergan, Inc.	(5,800)	(334)
Auxilium Pharmaceuticals, Inc. ‡	(1,400)	(39)
Biomimetic Therapeutics, Inc. ‡	(3,429)	(41)
King Pharmaceuticals, Inc. ‡	(57,300)	(687)
Obagi Medical Products, Inc. ‡	(2,300)	(25)
Perrigo Co.	(5,400)	(239)
Salix Pharmaceuticals, Ltd. ‡	(1,800)	(53)
Professional Services (1.0%)
Acacia Research - Acacia Technologies ‡	(6,600)	(59)
Administaff, Inc.	(2,000)	(46)
Corporate Executive Board Co.	(1,700)	(39)
Costar Group, Inc. ‡	(1,200)	(48)
Heidrick & Struggles International, Inc.	(1,200)	(31)
ICF International, Inc. ‡	(800)	(19)
Korn/Ferry International ‡	(7,900)	(117)
Monster Worldwide, Inc. ‡	(13,100)	(204)
Resources Connection, Inc. ‡	(3,500)	(63)
Robert Half International, Inc.	(8,800)	(236)
TrueBlue, Inc. ‡	(3,300)	(48)
Real Estate Investment Trusts (0.0%)
Bluegreen Corp. ‡	(8,000)	(20)
Real Estate Management & Development (1.7%)
CB Richard Ellis Group, Inc. - Class A ‡	(22,200)	(273)
Consolidated-Tomoka Land Co.	(1,400)	(46)
Jones Lang Lasalle, Inc.	(6,800)	(388)
St. Joe Co. ‡	(26,800)	(696)
Tejon Ranch Co. ‡	(900)	(28)
Road & Rail (1.3%)
Genesee & Wyoming, Inc. - Class A ‡	(700)	(21)
JB Hunt Transport Services, Inc.	(24,600)	(754)
Kansas City Southern ‡	(9,600)	(285)
Knight Transportation, Inc.	(2,100)	(38)
Old Dominion Freight Line, Inc. ‡	(1,500)	(41)
Semiconductors & Semiconductor Equipment (3.5%)
Altera Corp.	(9,500)	(203)
Applied Materials, Inc.	(12,100)	(147)
Applied Micro Circuits Corp. ‡	(4,500)	(33)
Atheros Communications, Inc. ‡	(1,500)	(48)
Cabot Microelectronics Corp. ‡	(1,100)	(39)
Cavium Networks, Inc. ‡	(1,300)	(28)
COHU, Inc.	(4,000)	(52)
FormFactor, Inc. ‡	(2,700)	(42)
Kulicke & Soffa Industries, Inc. ‡	(10,200)	(47)
LAM Research Corp. ‡	(14,000)	(462)
Maxim Integrated Products, Inc.	(29,600)	(517)
Mips Technologies, Inc. - Class A ‡	(12,400)	(48)
Netlogic Microsystems, Inc. ‡	(500)	(20)
NVE Corp. ‡	(1,200)	(50)
NVIDIA Corp. ‡	(35,000)	(539)
Power Integrations, Inc.	(1,600)	(50)
Silicon Image, Inc. ‡	(12,500)	(30)
Supertex, Inc. ‡	(1,900)	(46)
Ultratech, Inc. ‡	(3,600)	(49)
Varian Semiconductor Equipment Associates, Inc. ‡	(24,300)	(712)
Software (4.3%)
Adobe Systems, Inc. ‡	(7,700)	(249)
Autodesk, Inc. ‡	(31,900)	(759)
Citrix Systems, Inc. ‡	(19,800)	(823)
DemandTec, Inc. ‡	(2,700)	(16)
Electronic Arts, Inc. ‡	(23,200)	(378)
Monotype Imaging Holdings, Inc. ‡	(5,500)	(50)
Parametric Technology Corp. ‡	(50,700)	(839)
Salesforce.com, Inc. ‡	(5,300)	(337)
SRS Labs, Inc. ‡	(6,700)	(47)
Taleo Corp. - Class A ‡	(1,200)	(24)
Tivo, Inc. ‡	(5,100)	(46)
Tyler Technologies, Inc. ‡	(2,400)	(45)
VMware, Inc. - Class A ‡	(6,000)	(272)
Specialty Retail (3.7%)
Abercrombie & Fitch Co. - Class A	(10,200)	(322)
American Eagle Outfitters, Inc.	(23,400)	(372)
Brown Shoe Co., Inc.	(3,300)	(40)
Coldwater Creek, Inc. ‡	(11,100)	(50)
hhgregg, Inc. ‡	(700)	(15)
Lowe’s Cos., Inc.	(41,500)	(897)
Lumber Liquidators Holdings, Inc. ‡	(1,000)	(24)
OfficeMax, Inc. ‡	(3,700)	(48)
RadioShack Corp.	(37,700)	(736)
Rex Stores Corp. ‡	(2,700)	(41)
Rush Enterprises, Inc. - Class A ‡	(2,100)	(24)
Systemax, Inc.	(1,400)	(25)
Tiffany & Co.	(12,700)	(516)
Urban Outfitters, Inc. ‡	(6,300)	(199)
Wet Seal, Inc. - Class A ‡	(8,200)	(27)
Textiles, Apparel & Luxury Goods (0.2%)
American Apparel, Inc. ‡	(3,100)	(9)
Kenneth Cole Productions, Inc. - Class A ‡	(2,500)	(26)
K-Swiss, Inc. - Class A ‡	(3,200)	(29)
Movado Group, Inc. ‡	(4,400)	(47)
Steven Madden, Ltd. ‡	(300)	(12)
Volcom, Inc. ‡	(2,700)	(43)

The notes are an integral part of this report.

8

	Shares	Value
Thrifts & Mortgage Finance (0.6%)
Astoria Financial Corp.	(7,000)	$(92)
New York Community Bancorp, Inc.	(27,200)	(409)
Northwest Bancshares, Inc.	(2,025)	(24)
Radian Group, Inc.	(6,500)	(42)
Trading Companies & Distributors (0.9%)
GATX Corp.	(9,800)	(257)
MSC Industrial Direct Co. - Class A	(11,100)	(479)
RSC Holdings, Inc. ‡	(6,900)	(50)
Willis Lease Finance Corp. ‡	(1,900)	(31)
Water Utilities (0.1%)
California Water Service Group	(500)	(18)
Connecticut Water Service, Inc.	(1,500)	(34)
Wireless Telecommunication Services (2.2%)
American Tower Corp. - Class A ‡	(4,400)	(187)
Crown Castle International Corp. ‡	(11,300)	(417)
Leap Wireless International, Inc. ‡	(53,900)	(711)
SBA Communications Corp. - Class A ‡	(20,700)	(685)
Total Common Stocks (cost $73,990)		(78,790)

Total Securities Sold Short (cost $73,990)		$(78,790)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
▲	Rate shown reflects the yield at 01/29/2010.
§	Illiquid. This security aggregated to less than $(1), or less than (0.01%), of the fund’s net assets.
¿	Cash in the amount of $64,889 is segregated with the broker to cover margin requirements for open securities sold short transactions.
Ə

Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a Market Value of less than $1, or less than (0.01%) of the fund’s net assets.

(♦)	Value is less than ($1).
#

Aggregate cost for federal income tax purposes is $96,668. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,865 and $2,590, respectively. Net unrealized appreciation for tax purposes is $8,275.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$13,159	$—	$—	$13,159
Equities - Consumer Staples	5,862	—	—	5,862
Equities - Energy	6,229	—	—	6,229
Equities - Financials	3,849	—	—	3,849
Equities - Health Care	8,520	—	—	8,520
Equities - Industrials	16,967	—	—	16,967
Equities - Information Technology	13,531	—	—	13,531
Equities - Materials	6,578	—	—	6,578
Equities - Telecommunication Services	1,804	—	—	1,804
Equities - Utilities	2,435	—	—	2,435
Cash & Cash Equivalent - Repurchase Agreement	—	26,009	—	26,009
Total	$78,934	$26,009	$—	$104,943

Securities Sold Short	Level 1	Level 2	Level 3		Total
Equities - Financials	$(5,268)	$—	$ (♦	)	$(5,268)
Equities - Information Technology	(12,132)	—	—		(12,132)
Equities - Consumer Discretionary	(11,717)	—	—		(11,717)
Equities - Industrials	(15,734)	—	—		(15,734)
Equities - Energy	(6,540)	—	—		(6,540)
Equities - Health Care	(9,663)	—	—		(9,663)
Equities - Materials	(6,481)	—	—		(6,481)
Equities - Consumer Staples	(5,844)	—	—		(5,844)
Equities - Utilities	(3,287)	—	—		(3,287)
Equities - Telecommunication Services	(2,124)	—	—		(2,124)
Total	$(78,790)	$—	$ (♦	)	$(78,790)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 10/31/2009			Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 1/31/2010
Equities - Financials	$	(♦	)	$—	$—	$—	$—	$—	$	(♦	)

The notes are an integral part of this report.

9

Transamerica Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Australia - 11.2%
CFS Retail Property Trust REIT Λ	683,800	$1,131
Dexus Property Group REIT	6,027,998	4,426
Goodman Group REIT	7,684,455	3,977
GPT Group REIT	3,231,168	1,629
ING Office Fund Λ	2,833,300	1,529
Lend Lease Corp., Ltd.	310,700	2,595
Mirvac Group REIT	1,551,151	1,997
Stockland REIT	1,189,540	3,925
Westfield Group REIT	1,087,243	12,157
Bermuda - 2.3%
Great Eagle Holdings, Ltd.	217,400	539
Hongkong Land Holdings, Ltd. Λ	653,900	3,067
Kerry Properties, Ltd.	728,000	3,273
Brazil - 1.1%
BR Malls Participacoes SA ‡	209,400	2,278
PDG Realty SA Empreendimentos e Participacoes	142,200	1,132
Canada - 1.1%
Calloway REIT	57,700	1,069
Canadian REIT	21,200	555
Primaris Retail REIT	47,700	752
RioCan REIT	52,000	928
France - 6.5%
Gecina SA REIT	3,490	348
Klepierre REIT	114,234	4,272
Mercialys SA REIT	58,491	2,004
SILIC REIT	5,020	580
Unibail-Rodamco REIT	55,920	12,188
Germany - 0.1%
Deutsche Wohnen AG ‡	29,760	304
Hong Kong - 11.6%
Cheung Kong Holdings, Ltd.	529,924	6,283
Hang Lung Group, Ltd.	398,848	1,798
Hang Lung Properties, Ltd.	740,400	2,570
Henderson Land Development Co., Ltd.	851,500	5,440
Hysan Development Co., Ltd. ‡	83,500	210
Link REIT	1,502,300	3,638
Sun Hung Kai Properties, Ltd.	884,145	11,524
Wharf Holdings, Ltd.	594,850	2,984
Italy - 0.1%
BENI Stabili SpA	347,410	291
Japan - 14.3%
AEON Mall Co., Ltd. Λ	35,100	642
Daito Trust Construction Co., Ltd.	30,700	1,466
Daiwa House Industry Co., Ltd.	254,900	2,694
Frontier Real Estate Investment Corp. REIT Λ	193	1,411
Japan Excellent, Inc. - Class A REIT	18	80
Japan Logistics Fund, Inc. REIT Λ	142	996
Japan Real Estate Investment Corp. REIT Λ	246	2,063
Japan Retail Fund Investment Corp. REIT Λ	197	917
Kenedix Realty Investment Corp. REIT	363	1,030
Mitsubishi Estate Co., Ltd.	613,120	9,971
Mitsui Fudosan Co., Ltd.	626,846	10,660
Nippon Accommodations Fund, Inc. REIT	105	566
ORIX, Inc. - Class A REIT Λ	407	2,006
Sumitomo Realty & Development Co., Ltd.	393,900	7,030
Top REIT, Inc. - Class A REIT	4	17
United Urban Investment Corp. — Class A REIT	196	1,027
Jersey, Channel Islands - 0.6%
Atrium European Real Estate, Ltd. §	274,627	1,686
Netherlands - 0.8%
Corio NV REIT	27,712	1,711
Eurocommercial Properties NV REIT	14,351	564
Norway - 1.0%
Norwegian Property ASA ‡	1,318,010	3,009
Singapore - 3.1%
Ascendas REIT	2,041,139	2,816
Capitacommercial Trust REIT ‡	1,111,000	837
Capitaland, Ltd. Λ	988,250	2,713
CapitaMall Trust REIT ‡ Λ	724,414	871
City Developments, Ltd. Λ	121,000	922
Frasers Centrepoint Trust - Class REIT ‡	614,000	585
Suntec - Class REIT	564,600	522
Sweden - 0.8%
Castellum AB	128,290	1,168
Hufvudstaden AB - Class A	165,060	1,217
Switzerland - 0.8%
Swiss Prime Site AG ‡	42,780	2,408
United Kingdom - 7.0%
British Land Co. PLC REIT	677,342	4,743
Derwent London PLC REIT	70,759	1,482
Grainger PLC	588,090	1,227
Great Portland Estates PLC REIT	134,200	603
Hammerson PLC REIT	396,902	2,406
Helical Bar PLC	156,250	784
Land Securities Group PLC REIT	603,142	6,176
Liberty International PLC REIT	140,229	1,024
Safestore Holdings PLC	574,000	1,255
Segro PLC REIT	203,855	1,023
United States - 33.3%
Acadia Realty Trust REIT	49,710	792
Alexandria Real Estate Equities, Inc. REIT Λ	36,400	2,174
AMB Property Corp. REIT	119,000	2,856
Apartment Investment & Management Co. - Class A REIT	136,900	2,103
AvalonBay Communities, Inc. REIT	54,325	4,162
Boston Properties, Inc. REIT	27,100	1,758
BRE Properties, Inc. REIT Λ	58,900	1,889
Camden Property Trust REIT	54,300	2,105
Digital Realty Trust, Inc. REIT Λ	61,600	2,957
Duke Realty Corp. REIT	175,400	1,986
Equity Residential REIT	56,400	1,808
Essex Property Trust, Inc. REIT Λ	11,200	893
Extra Space Storage, Inc. REIT Λ	52,000	590
Federal Realty Investment Trust REIT Λ	46,200	2,974
HCP, Inc. REIT	61,600	1,746
Highwoods Properties, Inc. REIT Λ	91,900	2,776
Host Hotels & Resorts, Inc. REIT ‡	495,177	5,249
Hyatt Hotels Corp. - Class A ‡	51,700	1,531
Liberty Property Trust REIT	144,400	4,390
Macerich Co. REIT Λ	181,596	5,602
Mack-Cali Realty Corp. REIT	17,700	577
Nationwide Health Properties, Inc. REIT Λ	113,900	3,754
Omega Healthcare Investors, Inc. REIT	60,700	1,136
Pebblebrook Hotel Trust REIT ‡	19,400	400
ProLogis REIT	347,700	4,381
Public Storage REIT Λ	27,400	2,170
Regency Centers Corp. REIT Λ	63,400	2,123
Simon Property Group, Inc. REIT	164,903	11,872
SL Green Realty Corp. REIT	44,800	2,038
Tanger Factory Outlet Centers REIT Λ	46,100	1,766
Taubman Centers, Inc. REIT	45,300	1,434
UDR, Inc. REIT Λ	204,283	3,179
Ventas, Inc. REIT	100,900	4,258
Vornado Realty Trust REIT	122,737	7,938
Weingarten Realty Investors REIT Λ	61,800	1,154
Total Common Stocks (cost $277,418)		$284,242

The notes are an integral part of this report.

1

	Shares	Value
INVESTMENT COMPANY - 0.4%
Luxembourg - 0.4%
ProLogis European Properties	165,150	$1,072
Total Investment Company (cost $781)

SECURITIES LENDING COLLATERAL - 10.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22%▲	32,125,000	32,125
Total Securities Lending Collateral (cost $32,125)

	Principal
REPURCHASE AGREEMENT - 3.4%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $10,092 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $10,299.	$10,092	10,092
Total Repurchase Agreement (cost $10,092)

Total Investment Securities (cost $320,416) #		327,531
Other Assets and Liabilities - Net		(30,583)

Net Assets		$296,948

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Real Estate Investment Trusts	57.9%	$188,042
Real Estate Management & Development	28.4	94,609
Hotels, Restaurants & Leisure	0.5	1,531
Household Durables	0.3	1,132
Investment Securities, at Value	87.1	285,314
Short-Term Investments	12.9	42,217
Total Investments	100.0%	$327,531

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $30,979.
‡	Non-income producing security.
§	Illiquid. This security aggregated $1,686, or 0.57%, of the fund’s net assets.
▲	Rate shown reflects yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $320,416. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,401 and $19,286, respectively. Net unrealized appreciation for tax purposes is $7,115.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$2,664	$—	$—	$2,664
Equities - Financials	281,578	—	—	281,578
Investment Company - Financials	1,072	—	—	1,072
Cash & Cash Equivalent - Repurchase Agreement	—	10,092	—	10,092
Cash & Cash Equivalent - Securities Lending Collateral	32,125	—	—	32,125
Total	$317,439	$10,092	$—	$327,531

The notes are an integral part of this report.

2

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 2.9%
Precision Castparts Corp.	191,536	$20,160
Rolls-Royce Group PLC - Class C ‡ Ә	4,657,860	7
Air Freight & Logistics - 2.5%
CH Robinson Worldwide, Inc.	174,945	9,907
Expeditors International of Washington, Inc.	212,411	7,243
Auto Components - 6.1%
BorgWarner, Inc.‡	538,072	18,881
Johnson Controls, Inc.	842,916	23,458
Capital Markets - 6.8%
BlackRock, Inc. - Class A	122,570	26,208
Charles Schwab Corp.	956,235	17,490
Cohen & Steers, Inc.	141,855	2,885
Chemicals - 7.3%
Ecolab, Inc.	369,613	16,226
Monsanto Co.	120,605	9,152
Nalco Holding Co.	635,275	14,980
Sigma-Aldrich Corp.	216,821	10,375
Commercial Banks - 1.1%
BB&T Corp.	284,930	7,941
Commercial Services & Supplies - 1.5%
Tetra Tech, Inc. ‡	469,695	10,634
Communications Equipment - 3.6%
Cisco Systems, Inc. ‡	457,296	10,276
Palm, Inc. ‡	605,407	6,290
QUALCOMM, Inc.	204,053	7,996
Computers & Peripherals - 7.9%
Apple, Inc. ‡	140,998	27,088
Hewlett-Packard Co.	214,993	10,120
International Business Machines Corp.	145,817	17,846
Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc. ‡	223,822	8,458
Diversified Financial Services - 2.6%
Bank of America Corp.	478,411	7,262
JPMorgan Chase & Co.	274,520	10,690
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	234,016	6,885
Electrical Equipment - 3.6%
Cooper Industries PLC - Class A	170,900	7,332
Hubbell, Inc. - Class B	392,460	16,899
Energy Equipment & Services - 2.0%
Core Laboratories NV	62,700	7,333
Schlumberger, Ltd.	98,897	6,276
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	246,224	14,141
Health Care Equipment & Supplies - 3.0%
Becton Dickinson and Co.	93,024	7,011
Covidien PLC	276,007	13,955
Insurance - 1.0%
Travelers Cos., Inc.	141,470	7,168
Internet & Catalog Retail - 5.0%
Amazon.com, Inc. ‡	219,588	27,539
priceline.com, Inc. ‡	36,443	7,119
Internet Software & Services - 2.8%
Google, Inc. - Class A ‡	36,596	19,375
Life Sciences Tools & Services - 1.3%
Millipore Corp. ‡	132,167	9,116
Machinery - 5.9%
Caterpillar, Inc.	194,454	10,158
Donaldson Co., Inc.	213,540	8,166
Kennametal, Inc.	322,550	7,896
PACCAR, Inc.	390,909	14,084
Media - 2.8%
Dreamworks Animation SKG, Inc. - Class A ‡	94,812	3,692
Walt Disney Co.	536,006	15,839
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	172,761	11,019
EOG Resources, Inc.	78,483	7,096
Paper & Forest Products - 3.1%
Weyerhaeuser Co.	546,550	21,807
Pharmaceuticals - 1.0%
Roche Holding AG ADR	166,823	6,998
Professional Services - 2.5%
Robert Half International, Inc.	653,255	17,586
Real Estate Investment Trusts - 1.0%
Plum Creek Timber Co., Inc.	199,463	7,215
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	71,245	7,105
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp. - Class A ‡	229,160	6,123
Software - 6.2%
Activision Blizzard, Inc. ‡	584,724	5,941
Adobe Systems, Inc. ‡	196,360	6,342
Intuit, Inc.‡	238,640	7,066
Microsoft Corp.	333,646	9,402
Oracle Corp.	490,195	11,304
Salesforce.com, Inc. ‡	51,660	3,283
Textiles, Apparel & Luxury Goods - 2.3%
Nike, Inc. - Class B	253,488	16,160
Trading Companies & Distributors - 2.7%
WW Grainger, Inc.	188,400	18,704
Wireless Telecommunication Services - 1.0%
American Tower Corp. - Class A ‡	168,095	7,136
Total Common Stocks (cost $669,048)		681,844

	Principal
REPURCHASE AGREEMENT - 2.4%
State Street Repurchase Agreement 0.01%▲, dated 01/29/2010, to be repurchased at $16,861 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $17,202.	$16,861	16,861
Total Repurchase Agreement (cost $16,861)

Total Investment Securities (cost $685,909) #		698,705
Other Assets and Liabilities - Net		(3,855)

Net Assets		$694,850

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Ә

Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a Market Value of $7, or less than 0.00% of the fund’s net assets.

▲	Rate shown reflects the yield at 01/29/2010.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $685,909. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,598 and $19,802, respectively. Net unrealized appreciation for tax purposes is $12,796.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$112,687	$—	$—	$112,687
Equities - Consumer Staples	14,141	—	—	14,141
Equities - Energy	31,724	—	—	31,724
Equities - Financials	86,859	—	—	86,859
Equities - Health Care	37,080	—	—	37,080
Equities - Industrials	164,340	—	—	164,340
Equities - Information Technology	140,456	—	—	140,456
Equities - Materials	72,540	—	—	72,540
Equities - Telecommunication Services	22,017	—	—	22,017
Cash & Cash Equivalent - Repurchase Agreement	—	16,861	—	16,861
Total	$681,844	$16,861	$—	$698,705

The notes are an integral part of this report.

2

Transamerica Equity

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Air Freight & Logistics - 1.6%
Expeditors International of Washington, Inc.	599,063	$20,428
Auto Components - 7.9%
BorgWarner, Inc. ‡	1,170,940	41,088
Johnson Controls, Inc.	2,118,057	58,946
Capital Markets - 6.9%
Charles Schwab Corp. ^	2,279,611	41,694
T. Rowe Price Group, Inc.	900,438	44,680
Chemicals - 8.5%
Ecolab, Inc.	792,720	34,800
Monsanto Co.	320,660	24,332
Praxair, Inc.	491,882	37,049
Sigma-Aldrich Corp.	229,864	10,999
Commercial Banks - 5.5%
SunTrust Banks, Inc. ^	453,647	11,037
Wells Fargo & Co.	2,079,791	59,129
Communications Equipment - 6.3%
Cisco Systems, Inc. ‡	1,644,139	36,943
Palm, Inc. ‡ ^	1,506,600	15,654
QUALCOMM, Inc.	670,702	26,285
Computers & Peripherals - 8.6%
Apple, Inc. ‡ ^	364,713	70,068
International Business Machines Corp.	323,160	39,552
Construction & Engineering - 2.0%
Jacobs Engineering Group, Inc. ‡	670,899	25,353
Diversified Consumer Services - 0.6%
Strayer Education, Inc. ^	39,595	8,227
Electrical Equipment - 3.0%
Emerson Electric Co.	925,027	38,426
Energy Equipment & Services - 1.5%
Schlumberger, Ltd.	295,998	18,784
Food & Staples Retailing - 2.1%
Wal-Mart Stores, Inc.	497,397	26,576
Health Care Equipment & Supplies - 2.4%
Intuitive Surgical, Inc. ‡ ^	91,216	29,924
Hotels, Restaurants & Leisure - 1.2%
Yum! Brands, Inc.	439,053	15,020
Internet & Catalog Retail - 8.4%
Amazon.com, Inc. ‡	662,628	83,100
priceline.com, Inc. ‡ ^	120,747	23,588
Internet Software & Services - 5.8%
Google, Inc. - Class A ‡	138,860	73,515
IT Services - 1.8%
Automatic Data Processing, Inc.	572,681	23,360
Machinery - 5.2%
Caterpillar, Inc. ^	541,252	28,275
PACCAR, Inc.	1,031,091	37,150
Media - 2.7%
Walt Disney Co.	1,137,579	33,615
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	539,154	34,387
EOG Resources, Inc.	390,328	35,294
Pharmaceuticals - 4.7%
Roche Holding AG ADR	667,858	28,017
Teva Pharmaceutical Industries, Ltd. ADR	570,642	32,367
Road & Rail - 2.6%
Union Pacific Corp.	535,637	32,406
Software - 4.4%
Activision Blizzard, Inc. ‡	1,972,337	20,039
Microsoft Corp.	1,276,292	35,966
Total Common Stocks (cost $1,091,600)		1,256,073

SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	20,059,047	20,059
Total Securities Lending Collateral (cost $20,059)

	Principal
REPURCHASE AGREEMENT - 0.9%
State Street Repurchase Agreement 0.01%▲, dated 01/29/2010, to be repurchased at $11,592 on 02/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00% - 5.50%, due 12/15/2017 - 07/01/2018, and with a total value of $11,827.	$11,592	11,592
Total Repurchase Agreement (cost $11,592)

Total Investment Securities (cost $1,123,251) #		1,287,724
Other Assets and Liabilities - Net		(21,572)

Net Assets		$1,266,152

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $19,483.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $1,123,251. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $199,432 and $34,959, respectively. Net unrealized appreciation for tax purposes is $164,473.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$263,584	$—	$—	$263,584
Equities - Consumer Staples	26,576	—	—	26,576
Equities - Energy	88,465	—	—	88,465
Equities - Financials	156,540	—	—	156,540
Equities - Health Care	90,308	—	—	90,308
Equities - Industrials	182,038	—	—	182,038
Equities - Information Technology	315,097	—	—	315,097
Equities - Materials	107,180	—	—	107,180
Equities - Telecommunication Services	26,285	—	—	26,285
Cash & Cash Equivalent - Repurchase Agreement	—	11,592	—	11,592
Cash & Cash Equivalent - Securities Lending Collateral	20,059	—	—	20,059
Total	$1,276,132	$11,592	$—	$1,287,724

The notes are an integral part of this report.

2

Transamerica Federated Market Opportunity

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 4.8%
United States - 4.8%
U.S. Treasury Bond
3.50%, 02/15/2039	$2,000		$1,676
4.38%, 11/15/2039		2,600	2,543
Total U.S. Government Obligations (cost $4,431)			4,219

FOREIGN GOVERNMENT OBLIGATIONS - 7.3%
Argentina - 1.5%
Republic of Argentina
0.39%, 08/03/2012 *		1,000	320
8.28%, 12/31/2033		1,396	953
Brazil - 1.9%
Brazil Notas do Tesouro Nacional
6.00%, 05/15/2015 Series B	BRL	600	580
10.00%, 01/01/2012 - 01/01/2017 Series F		2,300	1,127
Colombia - 0.3%
Colombia Government International Bond
11.75%, 03/01/2010	COP	600,000	304
Hungary - 0.5%
Hungary Government Bond
8.00%, 02/12/2015	HUF	90,000	471
Mexico - 0.3%
United Mexican States
10.00%, 12/05/2024	MXN	3,000	265
Poland - 0.9%
Poland Government Bond
5.25%, 10/25/2017	PLN	2,500	822
South Africa - 0.6%
Republic of South Africa
7.50%, 01/15/2014	ZAR	4,500	569
Turkey - 0.9%
Republic of Turkey
Zero Coupon, 11/03/2010	TRY	1,300	820
Venezuela - 0.4%
Republic of Venezuela
9.38%, 01/13/2034		$500	349
Total Foreign Government Obligations (cost $5,760)			6,580

		Shares
COMMON STOCKS - 40.5%
Canada - 7.2%
Agnico-Eagle Mines, Ltd.		19,700	998
Barrick Gold Corp.		30,000	1,045
Enerplus Resources Trust		42,100	896
Goldcorp, Inc.		43,700	1,485
Kinross Gold Corp.		40,000	650
Pan American Silver Corp. ‡		19,400	411
TELUS Corp. ‡		26,700	827
Germany - 1.0%
RWE AG		10,180	907
Italy - 1.1%
ENI SpA		39,540	928
Japan - 9.4%
FamilyMart Co., Ltd.		14,200	449
Lawson, Inc. Λ		14,100	640
Nintendo Co., Ltd.		5,500	1,539
NTT DoCoMo, Inc.		1,090	1,634
Sankyo Co., Ltd.		16,500	883
Secom Co., Ltd.		12,900	578
Seven & I Holdings Co., Ltd. Λ		39,300	860
Takeda Pharmaceutical Co., Ltd.		37,600	1,654
Korea, Republic of - 1.1%
SK Telecom Co., Ltd.		5,930	934
Switzerland - 0.7%
Noble Corp.		16,000	645
United Kingdom - 3.8%
AstraZeneca PLC		17,750	826
Ensco International PLC ADR		38,800	1,515
Royal Dutch Shell PLC - Class B		37,550	1,004
United States - 16.2%
Archer-Daniels-Midland Co.		14,500	435
AT&T, Inc.		35,600	903
Baker Hughes, Inc.		15,700	711
Biogen Idec, Inc. ‡ Λ		16,400	881
BJ’s Wholesale Club, Inc. ‡		23,600	797
Bristol-Myers Squibb Co.		40,600	989
Bunge, Ltd. Λ		9,700	570
Career Education Corp. ‡ Λ		25,200	548
Cephalon, Inc. ‡ Λ		16,400	1,047
Corinthian Colleges, Inc. ‡ Λ		43,400	608
Exelon Corp.		13,900	634
Genzyme Corp. ‡		20,000	1,085
Gilead Sciences, Inc. ‡		20,100	970
Patterson-UTI Energy, Inc.		33,700	518
Pharmaceutical Product Development, Inc.		40,200	939
Rowan Cos., Inc. ‡		56,900	1,222
Tidewater, Inc.		16,200	758
Unit Corp. ‡		15,200	692
Total Common Stocks (cost $34,016)			35,615

INVESTMENT COMPANIES - 5.5%
Canada - 2.3%
Central Fund of Canada, Ltd. - Class A		160,000	2,053
United States - 3.2%
PowerShares DB Agriculture Fund		109,000	2,758
Total Investment Companies (cost $4,533)			4,811

		Notional Amount
PURCHASED OPTIONS - 8.9%
Put Options - 8.9%
Consumer Discretionary Select	$150,000		765
Put Strike $34.00
Expires 03/20/2010
Financial Select Sector SPDR		300,000	582
Put Strike $16.00
Expires 03/20/2010
iShares MSCI Emerging Markets Index Fund		140,000	1,232
Put Strike $47.00
Expires 03/20/2010
iShares Russell 2000		200,000	2,059
Put Strike $70.00
Expires 03/31/2010
Midcap SPDR Trust Series 1		60,000	1,113
Put Strike $146.00
Expires 03/20/2010

The notes are an integral part of this report.

1

	Notional Amount	Value
Put Options - (continued)
PowerShares QQQ	$100,000	$829
Put Strike $51.00
Expires 03/20/2010
SPDR Trust Series 1	70,000	1,206
Put Strike $124.00
Expires 03/20/2010
Total Purchased Options (cost $5,992)		7,786

	Shares
SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	2,804,892	2,805
Total Securities Lending Collateral (cost $2,805)

	Principal
REPURCHASE AGREEMENT - 33.4%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $29,313 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $29,903.	$29,313	29,313
Total Repurchase Agreement (cost $29,313)

Total Investment Securities (cost $86,850) #		91,129
Other Assets and Liabilities - Net		(3,299)

Net Assets		$87,830

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(2,000)	02/03/2010	$(1,636)	$(132)
Australian Dollar	(1,900)	03/08/2010	(1,628)	(46)
Brazilian Real	(3,067)	04/05/2010	(1,729)	121
Brazilian Real	1,533	04/05/2010	818	(14)
Canadian Dollar	(5,227)	04/05/2010	(4,850)	(38)
Canadian Dollar	(4,394)	04/05/2010	(4,075)	(34)
Canadian Dollar	3,179	04/05/2010	3,002	(29)
Colombian Peso	(2,326,199)	03/16/2010	(1,154)	(15)
Czech Republic Koruna	21,978	04/01/2010	1,200	(39)
Czech Republic Koruna	(21,978)	04/01/2010	(1,253)	91
Euro	730	02/10/2010	1,058	(46)
Euro	(730)	02/10/2010	(1,036)	24
Euro	(866)	04/20/2010	(1,218)	18
Euro	(934)	04/20/2010	(1,317)	22
Hungarian Forint	(231,601)	04/06/2010	(1,224)	51
Hungarian Forint	231,601	04/06/2010	1,179	(6)
Japanese Yen	(679,553)	03/08/2010	(7,608)	78
Japanese Yen	(197,229)	05/06/2010	(2,176)	(10)
New Zealand Dollar	(3,500)	03/08/2010	(2,483)	33
Norwegian Krone	(6,970)	03/12/2010	(1,193)	18
Peruvian Sol	607	04/12/2010	212	1
Polish Zloty	(3,658)	04/06/2010	(1,242)	(4)
Pound Sterling	(1,600)	04/20/2010	(2,587)	31
Pound Sterling	(1,600)	04/20/2010	(2,604)	47
Republic of Korea Won	(297,119)	05/07/2010	(252)	(5)
Republic of Korea Won	297,120	05/07/2010	240	17
Russian Ruble	8,400	05/14/2010	240	33
South African Rand	(9,659)	04/01/2010	(1,218)	(34)
Swedish Krona	(11,903)	03/12/2010	(1,692)	81
Swedish Krona	11,903	03/12/2010	1,655	(44)
				$170

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Canadian Dollar	960	04/06/2010	$(16)
Sell	Norwegian Krone	(5,215)	04/06/2010	36
Buy	Canadian Dollar	1,334	02/02/2010	29
Sell	New Zealand Dollar	(1,800)	02/02/2010	(44)
Buy	Japanese Yen	112,688	02/02/2010	34
Sell	New Zealand Dollar	(1,800)	02/02/2010	(48)
Buy	New Zealand Dollar	1,800	02/02/2010	(25)
Sell	Japanese Yen	(110,943)	02/02/2010	58
Buy	Norwegian Krone	5,223	04/06/2010	(21)
Sell	Canadian Dollar	(960)	04/06/2010	2
Buy	Singapore Dollar	1,473	02/03/2010	26
Sell	Australian Dollar	(1,250)	02/03/2010	(84)
Buy	Singapore Dollar	1,455	02/02/2010	26
Sell	New Zealand Dollar	(1,500)	02/02/2010	(43)
Buy	Singapore Dollar	1,832	04/30/2010	(2)
Sell	Japanese Yen	(116,607)	04/30/2010	12
Buy	Singapore Dollar	1,227	04/08/2010	(5)
Sell	Swiss Franc	(897)	04/08/2010	31
				$(34)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Derivatives	8.6%	$7,786
Foreign Government Obligations	7.2	6,580
Energy Equipment & Services	6.7	6,061
Capital Markets	5.3	4,811
Metals & Mining	5.0	4,589
U.S. Government Obligations	4.6	4,219
Biotechnology	4.4	3,983
Pharmaceuticals	3.8	3,469
Oil, Gas & Consumable Fuels	3.1	2,828
Food & Staples Retailing	3.0	2,746
Wireless Telecommunication Services	2.8	2,568
Diversified Telecommunication Services	1.9	1,730
Software	1.7	1,539
Diversified Consumer Services	1.3	1,156
Food Products	1.1	1,005
Life Sciences Tools & Services	1.0	939
Multi-Utilities	1.0	907
Leisure Equipment & Products	1.0	883
Electric Utilities	0.7	634
Commercial Services & Supplies	0.6	578
Investment Securities, at Value	64.8	59,011
Short-Term Investments	35.2	32,118
Total Investments	100.0%	$91,129

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2010.
‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $2,705.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $86,850. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,725 and $1,446, respectively. Net unrealized appreciation for tax purposes is $4,279.

The notes are an integral part of this report.

3

DEFINITIONS:

ADR	American Depositary Receipt
BRL	Brazilian Real
COP	Columbian Peso
HUF	Hungarian Forint
MXN	Mexican Peso
PLN	Polish Zloty
QQQ	NASDAQ 100 Trust
SPDR	Standard & Poor’s Depositary Receipt
TRY	Turkish New Lira
ZAR	South African Rand

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$2,039	$—	$—	$2,039
Equities - Consumer Staples	3,753	—	—	3,753
Equities - Energy	8,889	—	—	8,889
Equities - Health Care	8,390	—	—	8,390
Equities - Industrials	578	—	—	578
Equities - Information Technology	1,539	—	—	1,539
Equities - Materials	4,588	—	—	4,588
Equities - Telecommunication Services	4,298	—	—	4,298
Equities - Utilities	1,541	—	—	1,541
Fixed Income - Foreign Government Obligation	—	6,580	—	6,580
Fixed Income - U.S. Government Obligation	—	4,219	—	4,219
Investment Company - Financials	4,811	—	—	4,811
Derivative - Purchase Options	—	7,786	—	7,786
Cash & Cash Equivalent - Repurchase Agreement	—	29,313	—	29,313
Cash & Cash Equivalent - Securities Lending Collateral	2,805	—	—	2,805
Total	$43,231	$47,898	$—	$91,129

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts - Appreciation	$—	$920	$—	$920
Forward Foreign Currency Contracts - Depreciation	—	(784)	—	(784)
Total	$—	$136	$—	$136

*	Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

4

Transamerica First Quadrant Global Macro

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts in thousands)

(unaudited)

	Notional Amount	Value
PURCHASED OPTIONS - 0.5%
Call Options - 0.0%
DJ Euro STOXX 50 Index	$3	$29
Call Strike $3100.00
Expires 03/19/2010
Russell 2000 Index	6	♦
Call Strike $700.00
Expires 02/20/2010
S&P 500 Index	26	55
Call Strike $1175.00
Expires 03/20/2010
Put Options - 0.5%
DJ Euro STOXX 50 Index	3	228
Put Strike $2650.00
Expires 03/19/2010
Russell 2000 Index	7	78
Put Strike $560.00
Expires 03/20/2010
S&P 500 Index	11	164
Put Strike $1000.00
Expires 03/20/2010
Total Purchased Options (cost $439)		554

	Principal
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 16.1%
United States - 16.1%
U.S. Treasury Bill
0.13%, 05/20/2010 ▲	5,000	4,998
0.15%, 05/13/2010 ▲	4,000	3,998
0.53%, 05/06/2010 ▲	9,000	8,997
Total Short-Term U.S. Government Obligations (cost $17,993)		17,993

REPURCHASE AGREEMENT - 82.0%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $91,742 on 02/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2024 - 07/15/2025, and with a total value of $93,580.	91,742	91,742
Total Repurchase Agreement (cost $91,742)

Total Investment Securities (cost $110,174) #		110,289
Other Assets and Liabilities - Net		1,618

Net Assets		$111,907

	Notional Amount
WRITTEN-OPTIONS - (0.7%)
Put Options - (0.5%)
DJ Euro STOXX 50 Index	$(3)	$(317)
Put Strike $2,800.00
Expires 02/19/2010
Russell 2000 Index	(7)	(74)
Put Strike $590.00
Expires 02/20/2010
S&P 500 Index	(11)	(164)
Put Strike $1,050.00
Expires 02/20/2010
Call Options - (0.2%)
DJ Euro STOXX 50 Index	(3)	(78)
Call Strike $3,000.00
Expires 03/19/2010
Russell 2000 Index	(6)	(1)
Call Strike $680.00
Expires 02/19/2010
S&P 500 Index	(26)	(130)
Call Strike $1,150.00
Expires 03/20/2010
Total Written Options (Premiums: $622)		(764)

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	64	03/15/2010	$31
10-Year Govt of Canada Bond	(389)	03/22/2010	(247)
10-Year JGB Mini SGX	(106)	03/10/2010	12
10-Year U.S. Treasury Note	376	03/22/2010	5
AEX Index	(25)	02/19/2010	89
ASX SPI 200 Index	(62)	03/18/2010	178
CAC 40 Index	1	02/19/2010	(4)
DAX Index	(3)	03/19/2010	30
DJ Euro STOXX 50 Index	(58)	03/19/2010	(7)
FTSE 100 Index	78	03/19/2010	(154)

The notes are an integral part of this report.

1

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
FTSE MIB Index	15	03/19/2010	$(100)
German Euro Bund	256	03/08/2010	108
Hang Seng Index	9	02/25/2010	(7)
IBEX 35 Index	12	02/19/2010	(162)
Russell 2000 Mini Index	(7)	03/19/2010	4
S&P 500 E-Mini Index	24	03/19/2010	(48)
S&P 500 Index	11	03/18/2010	(90)
S&P TSE 60 Index	(17)	03/18/2010	89
Topix Index	16	03/12/2010	(14)
UK Long Gilt Bond	(208)	03/29/2010	215
			$(72)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(755)	03/17/2010	$(672)	$8
Australian Dollar	(626)	03/17/2010	(554)	3
Australian Dollar	(854)	03/17/2010	(767)	16
Australian Dollar	356	03/17/2010	314	♦
Australian Dollar	611	03/17/2010	553	(15)
Australian Dollar	154	03/17/2010	135	♦
Australian Dollar	(2,517)	03/17/2010	(2,306)	90
Australian Dollar	156	03/17/2010	140	(3)
Australian Dollar	(1,286)	03/17/2010	(1,168)	36
Australian Dollar	(1,321)	03/17/2010	(1,191)	29
Australian Dollar	226	03/17/2010	205	(6)
Australian Dollar	520	03/17/2010	472	(14)
Canadian Dollar	(382)	03/17/2010	(364)	6
Canadian Dollar	1,290	03/17/2010	1,208	(2)
Canadian Dollar	(14,210)	03/17/2010	(13,438)	147
Canadian Dollar	(608)	03/17/2010	(573)	4
Canadian Dollar	(1,782)	03/17/2010	(1,703)	36
Canadian Dollar	668	03/17/2010	643	(18)
Canadian Dollar	973	03/17/2010	944	(34)
Canadian Dollar	1,101	03/17/2010	1,043	(13)
Canadian Dollar	(365)	03/17/2010	(348)	7
Canadian Dollar	600	03/17/2010	568	(7)
Canadian Dollar	781	03/17/2010	730	♦
Canadian Dollar	(1,122)	03/17/2010	(1,084)	35
Canadian Dollar	324	03/17/2010	305	(2)
Canadian Dollar	1,932	03/17/2010	1,809	(3)
Canadian Dollar	(518)	03/17/2010	(490)	6
Canadian Dollar	(668)	03/17/2010	(649)	24
Canadian Dollar	(1,420)	03/17/2010	(1,339)	10
Canadian Dollar	1,527	03/17/2010	1,444	(15)
Euro	380	03/17/2010	567	(39)
Euro	(561)	03/17/2010	(844)	66
Euro	187	03/17/2010	269	(10)
Euro	(841)	03/17/2010	(1,203)	37
Euro	(930)	03/17/2010	(1,314)	25
Euro	(937)	03/17/2010	(1,327)	28
Euro	(998)	03/17/2010	(1,404)	21
Euro	(853)	03/17/2010	(1,256)	73
Euro	(4,131)	03/17/2010	(6,224)	497
Euro	(639)	03/17/2010	(948)	62
Euro	(198)	03/17/2010	(290)	15
Euro	(511)	03/17/2010	(742)	33
Euro	(678)	03/17/2010	(984)	43
Euro	(924)	03/17/2010	(1,343)	62
Euro	487	03/17/2010	708	(33)

The notes are an integral part of this report.

2

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	1,290	03/17/2010	$1,856	$(68)
Euro	405	03/17/2010	582	(20)
Japanese Yen	(52,734)	03/17/2010	(597)	12
Japanese Yen	893,206	03/17/2010	10,139	(242)
Japanese Yen	59,619	03/17/2010	639	22
Japanese Yen	(149,052)	03/17/2010	(1,656)	5
Japanese Yen	(59,632)	03/17/2010	(670)	10
Japanese Yen	(34,262)	03/17/2010	(381)	2
Japanese Yen	(71,054)	03/17/2010	(809)	22
Japanese Yen	84,291	03/17/2010	938	(4)
Japanese Yen	(94,868)	03/17/2010	(1,030)	(21)
Japanese Yen	(112,375)	03/17/2010	(1,225)	(20)
Japanese Yen	(71,302)	03/17/2010	(779)	(11)
Japanese Yen	69,917	03/17/2010	760	15
Japanese Yen	(75,177)	03/17/2010	(848)	15
Japanese Yen	62,482	03/17/2010	693	(1)
Japanese Yen	84,655	03/17/2010	931	7
New Zealand Dollar	(1,064)	03/17/2010	(749)	5
New Zealand Dollar	701	03/17/2010	496	(6)
New Zealand Dollar	(1,716)	03/17/2010	(1,233)	33
New Zealand Dollar	(885)	03/17/2010	(639)	20
New Zealand Dollar	689	03/17/2010	486	(3)
New Zealand Dollar	(782)	03/17/2010	(563)	16
New Zealand Dollar	1,053	03/17/2010	757	(20)
New Zealand Dollar	13,124	03/17/2010	9,401	(224)
New Zealand Dollar	(857)	03/17/2010	(611)	12
New Zealand Dollar	(1,687)	03/17/2010	(1,219)	39
New Zealand Dollar	(1,907)	03/17/2010	(1,352)	18
New Zealand Dollar	230	03/17/2010	163	(3)
New Zealand Dollar	(1,844)	03/17/2010	(1,352)	62
New Zealand Dollar	(127)	03/17/2010	(90)	1
New Zealand Dollar	(1,411)	03/17/2010	(1,026)	39
New Zealand Dollar	(1,340)	03/17/2010	(975)	38
Pound Sterling	941	03/17/2010	1,535	(31)
Pound Sterling	1,195	03/17/2010	1,944	(34)
Pound Sterling	(326)	03/17/2010	(536)	16
Pound Sterling	90	03/17/2010	146	(2)
Pound Sterling	518	03/17/2010	835	(7)
Pound Sterling	(204)	03/17/2010	(335)	9
Pound Sterling	(611)	03/17/2010	(988)	12
Pound Sterling	(318)	03/17/2010	(528)	19
Pound Sterling	257	03/17/2010	410	1
Pound Sterling	256	03/17/2010	408	1
Pound Sterling	(522)	03/17/2010	(862)	28
Pound Sterling	403	03/17/2010	645	(1)
Pound Sterling	496	03/17/2010	791	2
Pound Sterling	109	03/17/2010	176	(3)
Swedish Krona	(906)	03/17/2010	(127)	4
Swedish Krona	(2,187)	03/17/2010	(311)	15
Swedish Krona	(1,148)	03/17/2010	(163)	7
Swedish Krona	1,865	03/17/2010	256	(3)
Swedish Krona	(5,744)	03/17/2010	(835)	57
Swedish Krona	(10,167)	03/17/2010	(1,395)	19
Swedish Krona	1,399	03/17/2010	194	(5)
Swedish Krona	(42,725)	03/17/2010	(6,235)	452
Swedish Krona	(8,118)	03/17/2010	(1,106)	7
Swedish Krona	2,921	03/17/2010	420	(25)
Swedish Krona	4,603	03/17/2010	635	(12)
Swiss Franc	(149)	03/17/2010	(144)	3
Swiss Franc	(2,283)	03/17/2010	(2,182)	30
Swiss Franc	1,703	03/17/2010	1,622	(15)
Swiss Franc	(1,679)	03/17/2010	(1,627)	44
Swiss Franc	(12,074)	03/17/2010	(12,088)	701
Swiss Franc	(335)	03/17/2010	(324)	9

The notes are an integral part of this report.

3

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Swiss Franc	(872)	03/17/2010	$(860)	$38
Swiss Franc	(919)	03/17/2010	(894)	28
Swiss Franc	(986)	03/17/2010	(986)	56
Swiss Franc	1,431	03/17/2010	1,378	(28)
Swiss Franc	133	03/17/2010	131	(5)
Swiss Franc	678	03/17/2010	649	(10)
Swiss Franc	1,177	03/17/2010	1,127	(17)
Swiss Franc	1,496	03/17/2010	1,455	(44)
Swiss Franc	1,977	03/17/2010	1,908	(44)
Swiss Franc	138	03/17/2010	135	(5)
Swiss Franc	1,009	03/17/2010	970	(18)
Swiss Franc	1,372	03/17/2010	1,351	(57)
Swiss Franc	762	03/17/2010	749	(31)
Swiss Franc	836	03/17/2010	798	(10)
Swiss Franc	1,451	03/17/2010	1,414	(46)
Swiss Franc	1,829	03/17/2010	1,753	(28)
				$2,032

NOTES TO SCHEDULE OF INVESTMENTS:

#

Aggregate cost for federal income tax purposes is $110,174. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $195 and $80, respectively. Net unrealized appreciation for tax purposes is $115.

▲	Rate shown reflects the yield at 01/29/2010.
♦	Value is less than $1.
Г	Contract amounts are not in thousands.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Short-Term U.S. Government Obligation	$—	$17,993	$—	$17,993
Derivative - Option	554	—	—	554
Cash & Cash Equivalent - Repurchase Agreement	—	91,742	—	91,742
Total	$554	$109,735	$—	$110,289

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts - Appreciation	$—	$761	$—	$761
Futures Contracts - Depreciation	—	(833)	—	(833)
Forward Foreign Currency Contracts - Appreciation	—	3,370	—	3,370
Forward Foreign Currency Contracts - Depreciation	—	(1,338)	—	(1,338)
Written Option - Appreciation	—	163	—	163
Written Option - Depreciation	—	(306)	—	(306)
Total	$—	$1,817	$—	$1,817

*                 Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

4

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 2.6%
U.S. Treasury Inflation Indexed Note
1.75%, 01/15/2028	$1,446		$1,410
1.88%, 07/15/2019		4,002	4,227
U.S. Treasury Note
3.38%, 11/15/2019		700	687
Total U.S. Government Obligations (cost $6,256)			6,324

U.S. GOVERNMENT AGENCY OBLIGATION - 1.0%
Freddie Mac, IO
5.00%, 08/01/2035		11,754	2,571
Total U.S. Government Agency Obligation (cost $2,578)

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
Australia Government Bond
5.25%, 08/15/2010	AUD	3,500	3,113
United Mexican States
7.50%, 06/21/2012	MXN	35,000	2,764
Total Foreign Government Obligations (cost $6,044)			5,877

MORTGAGE-BACKED SECURITIES - 12.1%
American Tower Trust
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	$2,090		2,168
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A		1,950	2,023
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.92%, 08/26/2035 - 144A *		1,051	1,009
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A * Ə		2,042	2,052
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037 - 144A *		603	571
Series 2009-RR6, Class 2A1
5.36%, 08/26/2035 - 144A *		1,481	1,458
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A * Ə		2,370	2,357
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
4.99%, 07/25/2033 *		1,056	1,006
Crown Castle Towers LLC
Series 2006-1A, Class C
5.47%, 11/15/2036 - 144A		2,000	2,100
Series 2006-1A, Class D
5.77%, 11/15/2036 - 144A		500	526
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.49%, 12/26/2037 - 144A *		669	659
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A		568	568
Series 2009-R7, Class 12A1
5.42%, 08/26/2036 - 144A *		690	680
Series 2009-R7, Class 16A1
5.66%, 12/26/2036 - 144A *		529	529
Series 2009-R7, Class 1A1
5.60%, 02/26/2036 - 144A *		1,133	1,099
Series 2009-R7, Class 4A1
3.71%, 09/26/2034 - 144A *		1,105	1,050
Series 2009-R9, Class 1A1
5.84%, 08/26/2046 - 144A *		1,090	1,074
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.80%, 01/27/2047 - 144A *		1,195	1,174
SBA CMBS Trust
Series 2006-1A, Class D
5.85%, 11/15/2036 - 144A		2,379	2,454
Series 2006-1A, Class E
6.17%, 11/15/2036 - 144A		1,460	1,509
WaMu Mortgage Pass Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033		1,615	1,630
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *		1,072	1,051
Series 2003-L, Class 1A2
4.55%, 11/25/2033 *		1,026	1,011
Total Mortgage-Backed Securities (cost $29,011)			29,758

ASSET-BACKED SECURITIES - 3.0%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011		2,700	2,720
Continental Airlines, Inc.
Series 1997, Class 1A
7.46%, 10/01/2016		1,517	1,468
Series 2000-1, Class A2
7.92%, 05/01/2010		600	600
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 05/18/2012		2,600	2,646
Total Asset-Backed Securities (cost $7,355)			7,434

PREFERRED CORPORATE DEBT SECURITIES - 6.6%
Commercial Banks - 4.5%
PNC Financial Services Group, Inc.
8.25%, 05/29/2049 ■ Ž		2,500	2,583
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A ■ Ž		3,000	3,832
UBS Preferred Funding Trust I
8.62%, 10/29/2049 ■ Ž		2,300	2,221
Wells Fargo Capital XIII
7.70%, 03/26/2013 ■ Ž		2,500	2,425
Diversified Financial Services - 1.6%
JPMorgan Chase Capital XXVII
7.00%, 11/01/2039		1,755	1,815
ZFS Finance USA Trust II
6.45%, 06/15/2016 - 144A ■		2,300	2,070
Insurance - 0.5%
Reinsurance Group of America, Inc. - Series A
6.75%, 12/15/2065 ■		1,375	1,219
Total Preferred Corporate Debt Securities (cost $15,361)			16,165

CORPORATE DEBT SECURITIES - 59.2%
Building Products - 0.3%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A		840	832
Capital Markets - 1.7%
Macquarie Group, Ltd.
7.30%, 08/01/2014 - 144A		2,180	2,416
Raymond James Financial, Inc.
8.60%, 08/15/2019		1,570	1,769
Chemicals - 1.3%
Dow Chemical Co.
8.55%, 05/15/2019		1,900	2,272

The notes are an integral part of this report.

1

	Principal	Value
Chemicals - (continued)
Momentive Performance Materials, Inc.
9.75%, 12/01/2014 Λ Ђ	$1,005	$960
Commercial Banks - 3.9%
Barclays Bank PLC
7.38%, 06/29/2049	1,298	1,220
10.18%, 06/12/2021 - 144A	1,480	1,955
City National Corp.
5.13%, 02/15/2013	2,030	2,088
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	2,050	1,710
Scotland International Finance
6.50%, 02/15/2011 - 144A	1,440	1,402
Zions Bancorporation
7.75%, 09/23/2014 Λ	1,200	1,152
Construction Materials - 0.8%
CRH America, Inc.
5.30%, 10/15/2013	1,790	1,891
Consumer Finance - 1.1%
Cardtronics, Inc.
9.25%, 08/15/2013	2,585	2,650
Containers & Packaging - 2.2%
Graphic Packaging International, Inc.
9.50%, 06/15/2017	2,625	2,801
Rexam PLC
6.75%, 06/01/2013 - 144A	2,365	2,568
Distributors - 0.5%
McJunkin Red Man Corp.
9.50%, 12/15/2016 - 144A	1,175	1,172
Diversified Financial Services - 10.5%
Cemex Finance LLC
9.50%, 12/14/2016 - 144A	2,555	2,599
City National Capital Trust I
9.63%, 02/01/2040	2,190	2,346
Credit Suisse Securities USA LLC
0.25%, 04/09/2010	22,266	2,307
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	2,300	2,384
Ford Motor Credit Co. LLC
7.88%, 06/15/2010	985	996
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	2,000	2,071
GMAC, Inc.
6.88%, 09/15/2011	750	750
Hyundai Capital Services, Inc.
6.00%, 05/05/2015 - 144A Λ	2,115	2,226
International Lease Finance Corp.
5.45%, 03/24/2011	1,545	1,457
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	2,580	2,689
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	2,195	2,242
Selkirk Cogen Funding Corp. - Series A
8.98%, 06/26/2012	1,598	1,681
Sensus USA, Inc.
8.63%, 12/15/2013	500	514
TNK-BP Finance SA
7.50%, 03/13/2013 - 144A	1,345	1,414
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.
7.63%, 01/30/2011	1,300	1,318
Electric Utilities - 1.1%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 Ђ	2,405	2,828
Electronic Equipment & Instruments - 0.4%
Tyco Electronics Group SA
6.00%, 10/01/2012	860	932
Energy Equipment & Services - 1.8%
Enterprise Products Operating LLC - Series A
8.38%, 08/01/2066 ■	1,150	1,143
Regency Energy Partners
9.38%, 06/01/2016 - 144A	850	921
Weatherford International, Ltd.
9.63%, 03/01/2019	1,800	2,285
Food & Staples Retailing - 1.3%
Ingles Markets, Inc.
8.88%, 05/15/2017	2,140	2,218
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	1,000	1,010
Food Products - 2.2%
Lorillard Tobacco Co.
8.13%, 06/23/2019	2,135	2,343
M-Foods Holdings, Inc.
9.75%, 10/01/2013 - 144A	1,300	1,347
Michael Foods, Inc.
8.00%, 11/15/2013	1,575	1,608
Gas Utilities - 0.5%
EQT Corp.
8.13%, 06/01/2019	960	1,157
Hotels, Restaurants & Leisure - 3.5%
Carrols Corp.
9.00%, 01/15/2013	500	508
Hyatt Hotels Corp.
6.88%, 08/15/2019 - 144A	2,270	2,361
MGM Mirage, Inc.
8.38%, 02/01/2011 Λ	5,305	5,098
Pokagon Gaming Authority
10.38%, 06/15/2014 - 144A	650	678
Station Casinos, Inc.
6.88%, 03/01/2016 Џ	700	4
Household Durables - 0.4%
Lennar Corp.
12.25%, 06/01/2017	550	671
Sealy Mattress Co.
8.25%, 06/15/2014	250	249
Insurance - 3.1%
American Financial Group, Inc.
9.88%, 06/15/2019	1,100	1,291
Chubb Corp.
6.38%, 03/29/2067 ■	2,300	2,208
Oil Insurance, Ltd.
7.56%, 06/30/2011 - 144A ■ Ž	2,245	1,774
Travelers Cos., Inc.
6.25%, 03/15/2037 ■	2,385	2,243
Machinery - 0.7%
Polypore, Inc.
8.75%, 05/15/2012	550	556
Titan International, Inc.
8.00%, 01/15/2012	1,200	1,194
Media - 0.4%
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	1,010	1,028

The notes are an integral part of this report.

2

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Metals & Mining - 4.1%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	$1,740	$2,234
ArcelorMittal
5.38%, 06/01/2013	2,000	2,130
FMG Finance Property, Ltd.
10.63%, 09/01/2016 - 144A	2,445	2,769
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	2,000	2,554
Multi-Utilities - 1.1%
Black Hills Corp.
9.00%, 05/15/2014	690	801
Sempra Energy
9.80%, 02/15/2019	1,455	1,894
Oil, Gas & Consumable Fuels - 5.9%
Gaz Capital SA for Gazprom
8.13%, 07/31/2014 - 144A	2,105	2,287
Opti Canada, Inc.
8.25%, 12/15/2014	3,300	2,903
Petrohawk Energy Corp.
9.13%, 07/15/2013	2,255	2,351
Petroleos Mexicanos
6.00%, 03/05/2020 - 144A	2,790	2,762
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	776	875
Petroleum Development Corp.
12.00%, 02/15/2018	1,000	1,050
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	2,115	2,316
Paper & Forest Products - 2.0%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A	3,008	2,211
Exopack Holding Corp.
11.25%, 02/01/2014	2,650	2,736
Real Estate Investment Trusts - 6.1%
Dexus Property Group
7.13%, 10/15/2014 - 144A	2,155	2,288
Digital Reality Trust, LP
5.88%, 02/01/2020 - 144A	2,545	2,502
Duke Realty, LP
6.25%, 05/15/2013	2,600	2,747
Healthcare Realty Trust, Inc.
6.50%, 01/17/2017	2,025	2,114
8.13%, 05/01/2011	1,480	1,570
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	1,720	1,693
Simon Property Group, LP
10.35%, 04/01/2019	1,650	2,149
Real Estate Management & Development - 0.7%
Post Apartment Homes, LP
5.45%, 06/01/2012	1,600	1,602
Specialty Retail - 0.5%
Michaels Stores, Inc.
11.38%, 11/01/2016 Λ	1,200	1,248
Transportation Infrastructure - 0.6%
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/2013	360	362
12.50%, 04/01/2016	1,000	1,169
Total Corporate Debt Securities (cost $138,512)		144,824

	Shares
CONVERTIBLE PREFERRED STOCKS - 1.1%
Diversified Financial Services - 0.7%
Vale Capital II 6.75%	22,000	1,661
Road & Rail - 0.4%
Kansas City Southern 5.13%	880	959
Total Convertible Preferred Stocks (cost $2,407)		2,620

PREFERRED STOCKS - 1.1%
Commercial Banks - 0.4%
BB&T Capital Trust VI 9.60%	34,000	948
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp. 9.08% - 144A	1,661	1,726
Total Preferred Stocks (cost $3,003)		2,674

COMMON STOCKS - 3.2%
Auto Components - 0.7%
BorgWarner, Inc. ‡	52,000	1,824
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	75,000	2,206
Hotels, Restaurants & Leisure - 0.6%
Yum! Brands, Inc.	42,000	1,437
Oil, Gas & Consumable Fuels - 0.5%
Petroleo Brasileiro SA - Class A	32,000	1,155
Software - 0.5%
Activision Blizzard, Inc. ‡	130,000	1,321
Total Common Stocks (cost $8,608)		7,943

	Principal
CONVERTIBLE BONDS - 5.9%
Automobiles - 1.5%
Ford Motor Co.
4.25%, 11/15/2016	$2,800	3,749
Biotechnology - 2.3%
Human Genome Sciences, Inc.
2.25%, 08/15/2012	2,270	3,660
Onyx Pharmaceuticals, Inc.
4.00%, 08/15/2016	1,760	1,826
Diversified Financial Services - 0.6%
AngloGold Ashanti Holdings Finance PLC
3.50%, 05/22/2014 -144A	1,445	1,555
Diversified Telecommunication Services - 0.5%
Lucent Technologies, Inc.
2.88%, 06/15/2023 Series A Ђ	1,350	1,338
Oil, Gas & Consumable Fuels - 0.4%
Quicksilver Resources, Inc.
1.88%, 11/01/2024	940	1,033
Software - 0.6%
Salesforce.com, Inc.
0.75%, 01/15/2015 - 144A	1,500	1,421
Total Convertible Bonds (cost $11,797)		14,582

	Shares
SECURITIES LENDING COLLATERAL - 3.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	8,065,023	8,065
Total Securities Lending Collateral (cost $8,065)

The notes are an integral part of this report.

3

(all amounts in thousands)

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 11.5%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $28,083 on 02/01/2010. Collateralized by various U.S. Government Agency Obligations, 3.75% - 4.00%, due 12/15/2017 - 12/15/2023, and with a total value of $28,647.	$28,083	$28,083
Total Repurchase Agreement (cost $28,083)

Total Investment Securities (cost $267,080) #		276,920
Other Assets and Liabilities - Net		(31,810)

Net Assets		$245,110

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2010.
Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a Market Value of $4,409, or 1.80% of the fund’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/31/2010.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $7,905.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
Џ	In default.
▲	Rate shown reflects the yield at 01/29/2010.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $267,080. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,305 and $4,465, respectively. Net unrealized appreciation for tax purposes is $9,840.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2010, these securities aggregated $91,681, or 37.40%, of the fund’s net assets.

AUD	Australian Dollar
CMBS	Commercial Mortgage-Backed Security
IO	Interest Only
MXN	Mexican Peso
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$3,261	$—	$—	$3,261
Equities - Energy	1,155	—	—	1,155
Equities - Financials	2,609	—	—	2,609
Equities - Industrials	—	959	—	959
Equities - Information Technology	1,321	—	—	1,321
Equities - Telecommunication Services	3,932	—	—	3,932
Fixed Income - Asset-Backed Security	—	7,434	—	7,434
Fixed Income - Consumer Discretionary	—	16,766	—	16,766
Fixed Income - Consumer Staples	—	8,526	—	8,526
Fixed Income - Energy	—	19,926	—	19,926
Fixed Income - Financials	—	83,939	—	83,939
Fixed Income - Foreign Government Obligation	—	5,877	—	5,877
Fixed Income - Health Care	—	5,486	—	5,486
Fixed Income - Industrials	—	9,125	—	9,125
Fixed Income - Information Technology	—	2,354	—	2,354
Fixed Income - Materials	—	20,114	—	20,114
Fixed Income - Mortgage-Backed Security	—	29,757	—	29,757
Fixed Income - Telecommunication Services	—	2,656	—	2,656
Fixed Income - U.S. Government Agency Obligation	—	2,571	—	2,571
Fixed Income - U.S. Government Obligation	—	6,324	—	6,324
Fixed Income - Utilities	—	6,680	—	6,680
Cash & Cash Equivalent - Repurchase Agreement	—	28,083	—	28,083
Cash & Cash Equivalent - Securities Lending Collateral	8,065	—	—	8,065
Total	$20,343	$256,577	$—	$276,920

The notes are an integral part of this report.

4

Transamerica Focus

(Formerly Known As Transamerica Legg Mason Partners All Cap)

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Air Freight & Logistics - 2.9%
CH Robinson Worldwide, Inc.	66,653	$3,775
Biotechnology - 6.2%
Alexion Pharmaceuticals, Inc. ‡	67,135	3,113
Gilead Sciences, Inc. ‡	34,007	1,642
Human Genome Sciences, Inc. ‡	128,061	3,389
Capital Markets - 2.4%
BlackRock, Inc. - Class A	14,552	3,112
Teton Advisors, Inc. - Class B ‡ Ə	89	♦
Chemicals - 2.7%
Praxair, Inc.	47,537	3,580
Commercial Banks - 4.8%
PrivateBancorp, Inc. - Class A	207,576	2,823
SunTrust Banks, Inc.	143,777	3,498
Communications Equipment - 6.9%
Palm, Inc. ‡	303,658	3,155
QUALCOMM, Inc.	149,460	5,858
Computers & Peripherals - 6.9%
Apple, Inc. ‡	46,794	8,990
Diversified Consumer Services - 6.0%
K12, Inc. ‡	140,126	2,801
Strayer Education, Inc.	24,181	5,024
Electrical Equipment - 1.1%
Baldor Electric Co.	58,194	1,436
Health Care Equipment & Supplies - 4.3%
Covidien PLC	110,440	5,584
Health Care Providers & Services - 1.1%
Nighthawk Radiology Holdings, Inc. ‡	371,603	1,475
Hotels, Restaurants & Leisure - 1.6%
Peet’s Coffee & Tea, Inc. ‡	65,157	2,131
Internet & Catalog Retail - 9.5%
Amazon.com, Inc. ‡	65,860	8,259
priceline.com, Inc. ‡	21,344	4,170
Internet Software & Services - 5.9%
Google, Inc. - Class A ‡	14,617	7,739
Machinery - 4.0%
Kennametal, Inc.	77,083	1,887
PACCAR, Inc.	94,161	3,393
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	56,821	3,624
Pharmaceuticals - 2.7%
Allergan, Inc.	60,497	3,479
Professional Services - 5.2%
Robert Half International, Inc.	252,208	6,789
Road & Rail - 3.3%
Kansas City Southern ‡	63,528	1,887
Landstar System, Inc.	68,788	2,496
Software - 11.8%
Activision Blizzard, Inc. ‡	949,874	9,650
Citrix Systems, Inc. ‡	77,612	3,225
Rovi Corp. ‡	93,807	2,708
Textiles, Apparel & Luxury Goods - 2.8%
Nike, Inc. - Class B	56,926	3,629
Wireless Telecommunication Services - 1.6%
Sprint Nextel Corp. ‡	640,302	2,100
Total Common Stocks (cost $113,949)		126,421

	Principal

REPURCHASE AGREEMENT - 3.7%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $4,795 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $4,891.	$4,795	4,795
Total Repurchase Agreement (cost $4,795)

Total Investment Securities (cost $118,744) #		131,216
Other Assets and Liabilities - Net		(287)

Net Assets		$130,929

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
▲	Rate shown reflects the yield at 01/29/2010.
Ə

Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a Market Value of less than $1, or less than 0.01% of the fund’s net assets.

♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $118,744. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,189 and $4,717, respectively. Net unrealized appreciation for tax purposes is $12,472.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$26,014	$—	$—	$26,014
Equities - Energy	3,624	—	—	3,624
Equities - Financials	9,433	—	♦	9,433
Equities - Health Care	18,682	—	—	18,682
Equities - Industrials	21,663	—	—	21,663
Equities - Information Technology	35,467	—	—	35,467
Equities - Materials	3,580	—	—	3,580
Equities - Telecommunication Services	7,958	—	—	7,958
Cash & Cash Equivalent - Repurchase Agreement	—	4,795	—	4,795
Total	$126,421	$4,795	$ ♦	$131,216

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 10/31/2009		Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 1/31/2010
Equities - Financials	$	♦	$—	$—	$—	$—	$—	$	♦

The notes are an integral part of this report.

1

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 4.3%
Precision Castparts Corp.	119,869	$12,616
Air Freight & Logistics - 2.0%
CH Robinson Worldwide, Inc.	105,490	5,974
Auto Components - 4.3%
BorgWarner, Inc. ‡	355,900	12,489
Biotechnology - 0.7%
Onyx Pharmaceuticals, Inc. ‡ Λ	71,500	2,056
Capital Markets - 5.4%
Cohen & Steers, Inc.	219,730	4,469
Greenhill & Co., Inc.	107,915	8,396
T. Rowe Price Group, Inc.	64,287	3,190
Chemicals - 1.4%
Ecolab, Inc.	95,460	4,191
Commercial Banks - 5.2%
City National Corp.	215,200	10,628
Marshall & Ilsley Corp.	641,615	4,434
Communications Equipment - 4.7%
Juniper Networks, Inc. ‡	157,800	3,918
Palm, Inc. ‡ Λ	654,425	6,799
Polycom, Inc. ‡	132,000	2,961
Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc. ‡	67,635	2,556
Construction Materials - 3.1%
Martin Marietta Materials, Inc. Λ	113,018	8,948
Diversified Consumer Services - 2.1%
Strayer Education, Inc. Λ	29,170	6,061
Diversified Financial Services - 3.2%
MSCI, Inc. - Class A ‡ Λ	314,235	9,289
Electrical Equipment - 5.0%
Cooper Industries PLC - Class A	213,090	9,142
Hubbell, Inc. - Class B	128,990	5,554
Energy Equipment & Services - 3.0%
Core Laboratories NV Λ	74,235	8,682
Health Care Equipment & Supplies - 6.4%
Idexx Laboratories, Inc. ‡	73,735	3,870
Intuitive Surgical, Inc. ‡	27,790	9,118
Masimo Corp. ‡ Λ	200,760	5,573
Hotels, Restaurants & Leisure - 1.0%
Wynn Resorts, Ltd. Λ	46,605	2,884
Internet & Catalog Retail - 4.1%
priceline.com, Inc. ‡	60,815	11,880
Life Sciences Tools & Services - 1.0%
Covance, Inc. ‡ Λ	52,185	3,032
Machinery - 8.0%
Donaldson Co., Inc.	44,700	1,709
Kennametal, Inc.	485,765	11,893
PACCAR, Inc.	261,400	9,418
Media - 1.6%
Dreamworks Animation SKG, Inc. - Class A ‡	123,800	4,821
Oil, Gas & Consumable Fuels - 3.0%
Range Resources Corp.	192,405	8,850
Pharmaceuticals - 1.0%
Allergan, Inc.	51,700	2,973
Professional Services - 3.6%
Robert Half International, Inc.	393,830	10,602
Real Estate Management & Development - 1.6%
St. Joe Co. ‡	178,000	4,628
Road & Rail - 2.4%
Kansas City Southern ‡	239,000	7,098
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp. - Class A ‡	133,150	3,558
Software - 11.4%
Activision Blizzard, Inc. ‡	885,530	8,998
Adobe Systems, Inc. ‡	83,700	2,704
Informatica Corp. ‡	231,115	5,475
Intuit, Inc. ‡ Λ	102,885	3,046
Quality Systems, Inc. Λ	49,150	2,533
Rovi Corp. ‡	136,040	3,927
Salesforce.com, Inc. ‡	106,900	6,793
Specialty Retail - 4.3%
Guess?, Inc.	316,536	12,569
Textiles, Apparel & Luxury Goods - 0.6%
Under Armour, Inc. - Class A ‡ Λ	70,470	1,790
Trading Companies & Distributors - 1.7%
WW Grainger, Inc.	48,972	4,862
Total Common Stocks (cost $260,719)		286,957

SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	17,836,529	17,837
Total Securities Lending Collateral (cost $17,837)

	Principal
REPURCHASE AGREEMENT - 1.9%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $5,628 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $5,741.	$5,628	5,628
Total Repurchase Agreement (cost $5,628)

Total Investment Securities (cost $284,184) #		310,422
Other Assets and Liabilities - Net		(18,104)

Net Assets		$292,318

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $17,387.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $284,184. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $36,218 and $9,980, respectively. Net unrealized appreciation for tax purposes is $26,238.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$52,494	$—	$—	$52,494
Equities - Energy	17,532	—	—	17,532
Equities - Financials	45,034	—	—	45,034
Equities - Health Care	26,622	—	—	26,622
Equities - Industrials	81,424	—	—	81,424
Equities - Information Technology	50,712	—	—	50,712
Equities - Materials	13,139	—	—	13,139
Cash & Cash Equivalent - Repurchase Agreement	—	5,628	—	5,628
Cash & Cash Equivalent - Securities Lending Collateral	17,837	—	—	17,837
Total	$304,794	$5,628	$—	$310,422

The notes are an integral part of this report.

2

Transamerica Jennison Growth

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 1.0%
Diversified Financial Services - 1.0%
Bank of America Corp., 10.00% * ▲	500,000	$7,550
Total Convertible Preferred Stock (cost $7,677)

COMMON STOCKS - 97.3%
Aerospace & Defense - 2.5%
Precision Castparts Corp.	94,100	9,904
United Technologies Corp.	121,640	8,208
Auto Components - 0.7%
Johnson Controls, Inc.	186,300	5,185
Biotechnology - 4.8%
Celgene Corp. ‡	216,900	12,316
Gilead Sciences, Inc. ‡	377,694	18,231
Vertex Pharmaceuticals, Inc. ‡	126,900	4,873
Capital Markets - 4.4%
Charles Schwab Corp.	615,100	11,250
Goldman Sachs Group, Inc.	115,600	17,192
Morgan Stanley	178,700	4,786
Chemicals - 1.9%
Monsanto Co.	87,800	6,662
Praxair, Inc.	97,200	7,321
Communications Equipment - 6.8%
Cisco Systems, Inc. ‡	688,500	15,470
Juniper Networks, Inc. ‡	357,300	8,872
QUALCOMM, Inc.	658,700	25,814
Computers & Peripherals - 8.7%
Apple, Inc. ‡	174,900	33,603
Hewlett-Packard Co.	416,700	19,614
NetApp, Inc. ‡	370,800	10,801
Diversified Financial Services - 1.0%
JPMorgan Chase & Co.	181,900	7,083
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. ‡	133,918	3,754
Energy Equipment & Services - 2.9%
Schlumberger, Ltd.	335,110	21,266
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	186,800	10,728
Food Products - 1.6%
Unilever PLC	390,089	11,910
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	77,600	12,083
Baxter International, Inc.	243,600	14,029
Health Care Providers & Services - 3.3%
Express Scripts, Inc. ‡	45,300	3,799
Medco Health Solutions, Inc. ‡	338,200	20,792
Hotels, Restaurants & Leisure - 1.4%
Marriott International, Inc. - Class A	286,338	7,511
Starbucks Corp. ‡	118,400	2,580
Household Products - 1.4%
Colgate-Palmolive Co.	126,900	10,156
Internet & Catalog Retail - 4.0%
Amazon.com, Inc. ‡	231,800	29,069
Internet Software & Services - 5.9%
Baidu, Inc. ADR ‡	12,716	5,235
Google, Inc. - Class A ‡	62,016	32,833
Tencent Holdings, Ltd.	282,700	5,283
IT Services - 5.8%
Mastercard, Inc. - Class A	91,700	22,916
Visa, Inc. - Class A	247,000	20,261
Life Sciences Tools & Services - 0.6%
Illumina, Inc. ‡ Λ	120,200	4,410
Machinery - 0.7%
Cummins, Inc.	120,390	5,437
Media - 1.7%
Walt Disney Co.	438,400	12,955
Multiline Retail - 2.0%
Dollar General Corp. ‡	111,280	2,614
Kohl’s Corp. ‡	6,000	302
Target Corp.	236,500	12,126
Oil, Gas & Consumable Fuels - 4.9%
Apache Corp.	74,800	7,388
Occidental Petroleum Corp.	232,200	18,191
Petroleo Brasileiro SA ADR	98,100	3,980
Southwestern Energy Co. ‡	161,100	6,908
Pharmaceuticals - 8.2%
Abbott Laboratories	174,200	9,222
Mylan, Inc. ‡ Λ	301,300	5,493
Novartis AG ADR	142,000	7,601
Pfizer, Inc.	412,900	7,705
Roche Holding AG ADR	180,700	7,580
Shire PLC ADR	142,060	8,467
Teva Pharmaceutical Industries, Ltd. ADR	256,500	14,549
Road & Rail - 1.1%
Union Pacific Corp.	132,100	7,992
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. ‡	445,000	3,320
Analog Devices, Inc.	255,283	6,882
Cree, Inc. ‡	95,700	5,351
Intel Corp.	571,100	11,079
Software - 7.8%
Adobe Systems, Inc. ‡	519,600	16,783
Microsoft Corp.	1,023,700	28,847
Salesforce.com, Inc. ‡	145,910	9,273
VMware, Inc. - Class A ‡ Λ	65,400	2,970
Specialty Retail - 1.6%
Home Depot, Inc.	104,900	2,938
Staples, Inc.	158,100	3,709
Tiffany & Co.	129,603	5,263
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	168,150	5,865
Nike, Inc. - Class B	214,430	13,670
Total Common Stocks (cost $655,654)		720,260

SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	8,601,242	8,601
Total Securities Lending Collateral (cost $8,601)

	Principal
REPURCHASE AGREEMENT - 2.4%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $17,797 on 02/01/2010. Collateralized by a U.S. Government Obligation, zero coupon, due 07/01/2010, and with a value of $18,156.	$17,797	17,797
Total Repurchase Agreement (cost $17,797)

Total Investment Securities (cost $689,729) #		754,208
Other Assets and Liabilities - Net		(13,919)

Net Assets		$740,289

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 01/29/2010.
*	Floating or variable rate note. Rate is listed as of 01/31/2010.
‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $8,387.
#

Aggregate cost for federal income tax purposes is $689,729. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $73,030 and $8,551, respectively. Net unrealized appreciation for tax purposes is $64,479.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$103,787	$—	$—	$103,787
Equities - Consumer Staples	32,794	—	—	32,794
Equities - Energy	57,733	—	—	57,733
Equities - Financials	47,861	—	—	47,861
Equities - Health Care	151,150	—	—	151,150
Equities - Industrials	31,541	—	—	31,541
Equities - Information Technology	263,147	—	—	263,147
Equities - Materials	13,983	—	—	13,983
Equities - Telecommunication Services	25,814	—	—	25,814
Cash & Cash Equivalent - Repurchase Agreement	—	17,797	—	17,797
Cash & Cash Equivalent - Securities Lending Collateral	8,601	—	—	8,601
Total	$736,411	$17,797	$—	$754,208

The notes are an integral part of this report.

2

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 41.8%
U.S. Treasury Bond
5.50%, 08/15/2028	$300	$343
6.00%, 02/15/2026	200	240
6.13%, 11/15/2027	150	183
6.38%, 08/15/2027	50	63
6.50%, 11/15/2026	600	758
6.63%, 02/15/2027	200	256
6.75%, 08/15/2026	250	324
7.25%, 05/15/2016	3,500	4,387
7.50%, 11/15/2016	11,950	15,240
8.50%, 02/15/2020	50	70
8.75%, 05/15/2017 - 08/15/2020	4,625	6,332
8.88%, 08/15/2017 - 02/15/2019	23,550	32,665
9.25%, 02/15/2016	7,500	10,233
U.S. Treasury Note
1.38%, 09/15/2012	10,500	10,547
1.88%, 02/28/2014	6,000	5,989
2.38%, 03/31/2016	3,000	2,923
2.63%, 12/31/2014	40,000	40,584
3.13%, 10/31/2016	8,000	8,052
3.25%, 12/31/2016	18,650	18,864
4.25%, 11/15/2017	11,250	12,017
4.50%, 11/30/2011 - 05/15/2017	37,950	41,318
4.63%, 02/15/2017	3,750	4,127
4.75%, 08/15/2017	500	553
U.S. Treasury STRIPS
Zero Coupon, 02/15/2013 - 05/15/2036	43,685	35,972
Total U.S. Government Obligations (cost $249,949)		252,040

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.7%
Fannie Mae
0.43%, 10/27/2037 *	1,000	983
0.45%, 02/25/2036 - 03/25/2045 *	1,051	1,012
0.49%, 11/25/2046 *	326	327
0.63%, 06/25/2037 *	702	696
3.50%, 12/25/2018	3,000	3,007
4.00%, 12/25/2039	2,500	2,450
4.50%, 12/25/2017 - 05/25/2029	2,568	2,687
4.55%, 06/25/2043	446	452
5.00%, 04/25/2016 - 06/25/2023	3,518	3,737
5.49%, 07/01/2037 *	608	644
5.50%, 01/01/2018 - 06/25/2023	4,793	5,092
5.57%, 03/01/2036 *	777	822
5.59%, 12/01/2036 *	1,029	1,088
5.62%, 11/01/2037 *	680	719
5.67%, 11/01/2036 *	294	312
5.75%, 09/01/2036 *	434	460
5.76%, 08/01/2037 *	847	897
5.85%, 04/01/2037 *	364	387
5.90%, 02/25/2015 - 12/01/2036 *	1,290	1,355
5.91%, 11/01/2036 *	1,339	1,426
5.99%, 04/01/2036 *	1,171	1,243
Fannie Mae
6.00%, 03/01/2019 - 10/25/2036	7,791	8,411
6.01%, 02/01/2037 *	566	600
6.02%, 07/01/2037 *	519	551
6.05%, 05/01/2036 *	1,490	1,573
6.10%, 09/01/2037 *	718	765
6.19%, 08/01/2036 *	337	360
6.20%, 06/01/2036 *	735	780
6.20%, 11/01/2037 *	878	930
6.23%, 02/01/2037 *	848	901
6.25%, 07/01/2037 *	676	723
6.29%, 09/01/2037 *	305	325
6.30%, 10/01/2036 *	936	995
6.35%, 09/01/2036 *	1,341	1,429
6.50%, 05/25/2017 - 07/25/2042	6,595	7,198
6.59%, 09/01/2036 *	405	427
6.75%, 04/25/2037	1,670	1,790
7.00%, 12/25/2033 - 02/25/2044	6,177	6,811
7.50%, 05/17/2024 - 12/25/2045	3,091	3,468
8.00%, 10/01/2031	412	475
15.74%, 01/25/2034 *	243	288
16.30%, 08/25/2035 *	413	485
16.30%, 10/25/2035 *	393	473
17.24%, 09/25/2024 *	573	694
23.72%, 11/25/2035 *	566	765
Fannie Mae, PO
04/25/2019 - 04/25/2036	3,710	3,202
Fannie Mae, IO
0.64%, 10/25/2016 *	2,261	34
5.00%, 07/25/2039	911	166
5.77%, 02/25/2038 *	1,783	172
5.95%, 12/25/2039 *	944	97
6.22%, 10/25/2037 - 12/25/2037 *	3,315	422
6.59%, 01/25/2038 *	1,138	73
Financing Corp. Fico
09/26/2019	500	322
Freddie Mac, IO
5.50%, 07/15/2037	906	182
6.22%, 11/15/2037 *	340	35
Freddie Mac
0.53%, 04/15/2035 - 03/15/2036 *	513	511
4.13%, 12/21/2012	8,300	8,913
4.50%, 07/01/2014 - 03/15/2035	7,880	8,279
5.00%, 10/01/2018 - 06/15/2021	3,667	3,920
5.30%, 06/15/2012	717	760
5.42%, 05/01/2038 *	450	476
5.50%, 02/15/2022 - 07/15/2035	7,449	7,961
5.63%, 03/01/2036 *	1,627	1,722
5.80%, 05/01/2037 *	535	568
5.82%, 06/01/2037 *	830	885
5.82%, 05/01/2037 *	1,852	1,968
5.83%, 04/01/2037 *	633	675
5.87%, 05/01/2036 *	494	523
5.92%, 11/01/2036 *	961	1,022
5.93%, 03/01/2037 *	1,685	1,793
5.95%, 04/01/2037 *	883	940
5.97%, 05/01/2037 *	799	855

The notes are an integral part of this report.

1

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
6.00%, 11/15/2024 - 04/01/2037 *	$4,207	$4,502
6.05%, 10/01/2037 *	599	634
6.06%, 11/01/2036 *	394	419
6.17%, 12/01/2036 *	1,500	1,596
6.19%, 05/01/2037 *	830	886
6.25%, 10/15/2023	1,491	1,609
6.30%, 10/01/2036 *	1,052	1,119
6.35%, 12/01/2036 *	2,053	2,187
6.37%, 10/01/2037 *	1,019	1,089
6.42%, 09/01/2037 *	740	788
6.47%, 02/01/2037 *	1,106	1,176
6.50%, 02/15/2028 - 09/25/2043	8,739	9,482
6.50%, 06/15/2032 *	288	314
7.00%, 02/25/2043 - 07/25/2043	794	881
7.50%, 10/01/2037 - 09/25/2043	2,651	2,940
8.50%, 09/01/2015	325	357
8.65%, 11/15/2033 *	97	85
8.80%, 10/15/2033 *	352	314
10.00%, 03/17/2026 - 10/01/2030	1,858	2,164
11.00%, 02/17/2021	905	1,000
14.43%, 06/15/2033 *	426	491
16.87%, 02/15/2038 *	209	244
19.53%, 07/15/2035 *	179	213
20.33%, 08/15/2031 *	318	398
21.08%, 05/15/2035 *	171	189
23.71%, 06/15/2035 *	148	153
Freddie Mac, PO
03/15/2020 - 04/15/2036	2,209	1,791
Ginnie Mae, PO
01/17/2033 - 11/16/2037	1,084	944
Ginnie Mae, IO
5.60%, 02/20/2038 *	799	55
5.72%, 06/20/2039 *	877	78
5.81%, 02/20/2039 *	932	77
5.97%, 05/20/2037 *	395	33
5.97%, 03/20/2037 - 06/20/2038 *	1,606	145
6.07%, 03/20/2039 *	954	100
6.17%, 12/20/2038 *	1,881	187
6.30%, 12/20/2037 *	384	37
6.32%, 11/16/2033 *	416	51
6.32%, 11/20/2037 *	567	52
6.50%, 03/20/2039	524	72
7.37%, 09/20/2038 *	481	38
7.47%, 04/16/2038 *	290	35
Ginnie Mae
0.43%, 04/16/2037 *	289	285
5.50%, 05/16/2019 - 09/20/2039	1,066	1,133
6.00%, 04/20/2020 - 12/20/2035	1,261	1,372
6.50%, 04/20/2028 - 12/15/2035	2,396	2,599
7.00%, 09/20/2034 *	108	106
7.41%, 03/17/2033 *	439	428
7.50%, 12/20/2029 - 10/15/2037	3,873	4,270
8.77%, 04/20/2034 *	489	498
14.28%, 11/17/2032 *	150	177
16.82%, 02/20/2034 *	73	85
Tennessee Valley Authority
5.25%, 09/15/2039	40	40
Total U.S. Government Agency Obligations (cost $166,920)		167,407

FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Province of Manitoba Canada
2.13%, 04/22/2013	100	101
Province of Ontario Canada
2.95%, 02/05/2015	515	516
Total Foreign Government Obligations (cost $614)		617

MORTGAGE-BACKED SECURITIES - 4.7%
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 - 144A *	450	458
ASG Resecuritization Trust
Series 2009-2, Class A55
5.81%, 05/24/2036 - 144A *	163	154
Series 2009-3, Class A65
5.57%, 03/26/2037 - 144A *	745	702
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1
6.00%, 01/25/2034	211	204
Series 2003-11, Class 2A1
6.00%, 01/25/2034	286	278
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	378	382
Series 2004-1, Class 5A1
5.50%, 02/25/2019	142	138
Series 2004-8, Class 3A1
5.50%, 09/25/2019	178	178
Banc of America Commercial Mortgage, Inc.
Series 2005-3, Class A4
4.67%, 07/10/2043	300	298
Series 2005-3, Class AM
4.73%, 07/10/2043	150	132
Series 2005-5, Class A4
5.12%, 10/10/2045 *	200	202
Series 2006-4, Class A4
5.63%, 07/10/2046	500	479
Banc of America Funding Corp.
Series 2004-3, Class 1A7
5.50%, 10/25/2034	256	255
Banc of America Mortgage Securities, Inc.
Series 2003-3, Class 2A1
0.78%, 05/25/2018 *	274	260
Series 2003-E, Class 2A2
4.14%, 06/25/2033 *	716	649
Series 2004-3, Class 1A23
4.50%, 04/25/2034	265	265
Series 2004-3, Class 3A1
5.00%, 04/25/2019	369	371
Series 2004-5, Class 4A1
4.75%, 06/25/2019	274	275
BCAP LLC Trust
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 - 144A	370	366
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 - 144A	513	498
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A1
2.53%, 08/25/2035 *	545	525

The notes are an integral part of this report.

2

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class A4
5.46%, 03/11/2039 *	$200	$207
Chase Mortgage Finance Corp., PO
Series 2003-S9, Class AP
10/25/2018	184	132
Chase Mortgage Finance Corp.
Series 2007-A2, Class 1A1
4.05%, 07/25/2037 *	196	184
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 05/25/2033	353	356
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-34, Class A6
5.25%, 09/25/2033	250	254
Series 2004-8, Class 2A1
4.50%, 06/25/2019	244	242
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-29, Class 5A1
7.00%, 12/25/2033	374	370
Series 2003-29, Class 8A1
6.00%, 11/25/2018	198	193
Credit Suisse Mortgage Capital Certificates
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 - 144A	668	668
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-1, Class 2A1
5.62%, 02/25/2020	444	442
First Horizon Asset Securities, Inc.
Series 2003-8, Class 2A1
4.50%, 09/25/2018	326	326
First Union National Bank Commercial Mortgage
Series 2000-C2, Class B
7.28%, 10/15/2032 *	150	154
GMAC Mortgage Corp. Loan Trust
Series 2003-AR1, Class A4
4.13%, 10/19/2033 *	364	344
Series 2004-J2, Class A2
0.73%, 06/25/2034 *	405	370
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	370	372
GSR Mortgage Loan Trust
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	244	225
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	196	198
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
4.28%, 07/25/2034 *	359	359
Series 2004-A4, Class 1A1
4.63%, 09/25/2034 *	482	487
Series 2004-S1, Class 1A7
5.00%, 08/25/2019	211	210
Series 2006-A2, Class 4A1
4.05%, 08/25/2034 *	869	836
Series 2006-A3, Class 6A1
4.00%, 08/25/2034 *	237	209
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 02/15/2031	150	152
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A6
3.10%, 11/21/2034 *	300	298
MASTR Alternative Loans Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	295	289
MASTR Asset Securitization Trust
Series 2003-2, Class 1A1
5.00%, 03/25/2018	290	297
Master Resecuritization Trust, PO
Series 2005-PO, Class 3PO
Zero Coupon, 05/28/2035 - 144A	547	328
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A5, Class 2A6
3.56%, 08/25/2033 *	270	250
Merrill Lynch Mortgage Trust
Series 2006-C1, Class A4
5.66%, 05/12/2039 *	230	235
Morgan Stanley Capital I
Series 2006-T21, Class A4
5.16%, 10/12/2052 *	200	203
Series 2007-T27, Class A4
5.65%, 06/11/2042 *	200	202
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1PO
02/25/2034	50	29
Residential Accredit Loans, Inc.
Series 2003-QS1, Class A6
4.25%, 01/25/2033	291	292
Series 2003-QS18, Class A1
5.00%, 09/25/2018	286	282
Series 2004-QS7, Class A4
5.50%, 05/25/2034	341	246
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	282	280
Residential Funding Mortgage Securities I
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	314	322
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP1, Class A
3.45%, 04/25/2032 - 144A	88	73
Structured Asset Securities Corp.
Series 2003-16, Class A3
0.73%, 06/25/2033 *	278	253
Series 2003-32, Class 1A1
5.15%, 11/25/2033 *	352	354
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	282	274
Series 2003-37A, Class 2A
5.00%, 12/25/2033 *	477	474
Series 2004-5H, Class A4
5.54%, 12/25/2033	500	487
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
6.07%, 08/15/2039 *	650	702
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	571	633

The notes are an integral part of this report.

3

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass Through Certificates
Series 2003-AR8, Class A
2.85%, 08/25/2033 *	$188	$186
Series 2003-AR9, Class 1A6
2.83%, 09/25/2033 *	331	325
Series 2003-S4, Class 2A10
16.83%, 06/25/2033 *	80	62
Series 2003-S9, Class A8
5.25%, 10/25/2033	555	503
Series 2004-AR3, Class A1
3.13%, 06/25/2034 *	128	124
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	313	313
Series 2003-AR6, Class A1
3.05%, 06/25/2033 *	287	269
Series 2003-AR7, Class A7
2.85%, 08/25/2033 *	559	528
Series 2004-AR14, Class A1
2.87%, 01/25/2035 *	278	268
Series 2004-AR3, Class A2
3.13%, 06/25/2034 *	219	211
Wells Fargo Mortgage Backed Securities Trust
Series 2003-15, Class 1A1
4.75%, 12/25/2018	465	472
Series 2003-J, Class 2A5
4.43%, 10/25/2033 *	73	72
Series 2003-K, Class 1A1
4.47%, 11/25/2033 *	176	175
Series 2004-7, Class 2A2
5.00%, 07/25/2019	740	763
Series 2004-E, Class A8
4.86%, 05/25/2034 *	345	350
Series 2004-EE, Class 2A1
3.11%, 12/25/2034 *	763	719
Series 2004-EE, Class 2A2
3.11%, 12/25/2034 *	190	186
Series 2004-EE, Class 3A1
3.95%, 12/25/2034 *	191	191
Series 2004-EE, Class 3A2
3.96%, 12/25/2034 *	287	287
Series 2004-I, Class 1A1
3.47%, 07/25/2034 *	212	207
Series 2004-V, Class 1A1
3.21%, 10/25/2034 *	430	422
Series 2004-V, Class 1A2
3.26%, 10/25/2034 *	192	190
Series 2005-AR8, Class 2A1
3.36%, 06/25/2035 *	322	300
Total Mortgage-Backed Securities (cost $28,075)		28,285

ASSET-BACKED SECURITIES - 0.4%
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.33%, 06/17/2013 — 144A	100	101
Bank of America Auto Trust
Series 2009-2A, Class A3
2.13%, 09/15/2013 - 144A	100	102
Series 2009-3A, Class A3
1.67%, 12/16/2013 - 144A	105	106
Series 2010-1A, Class A3
1.39%, 03/17/2014 - 144A	260	260
Series 2010-1A, Class A4
2.18%, 02/15/2017 - 144A	185	184
CNH Equipment Trust
Series 2009-C, Class A3
1.85%, 12/16/2013	25	25
HFC Home Equity Loan Asset Backed Certificates
Series 2005-2, Class A1
0.50%, 01/20/2035 *	113	106
Series 2006-1, Class A1
0.39%, 01/20/2036 *	218	190
Series 2007-1, Class AS
0.43%, 03/20/2036 *	233	205
Series 2007-1, Class A2F
5.60%, 03/20/2036	200	205
Series 2007-3, Class APT
1.43%, 11/20/2036 *	169	153
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M1
0.98%, 01/25/2035 *	96	94
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	115	115
Series 2009-2, Class A4
2.53%, 06/17/2013	115	116
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 05/15/2015	275	274
Total Asset-Backed Securities (cost $2,192)		2,236

MUNICIPAL GOVERNMENT OBLIGATION - 0.0%
State of Illinois
5.10%, 06/01/2033	85	72
Total Municipal Government Obligation (cost $79)

CORPORATE DEBT SECURITIES - 7.0%
Aerospace & Defense - 0.1%
Lockheed Martin Corp.
8.50%, 12/01/2029	80	110
United Technologies Corp.
8.88%, 11/15/2019	250	329
Automobiles - 0.0%
Daimler Finance North America LLC
6.50%, 11/15/2013	80	90
7.30%, 01/15/2012	160	176
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
7.20%, 01/15/2014 - 144A	60	69
Diageo Capital PLC
7.38%, 01/15/2014	90	106
Diageo Finance BV
5.50%, 04/01/2013	290	319
PepsiCo, Inc.
7.90%, 11/01/2018	100	124
SABMiller PLC
5.50%, 08/15/2013 - 144A	90	97
Capital Markets - 0.8%
Bank of New York Mellon Corp.
4.60%, 01/15/2020	40	41
BlackRock, Inc.
6.25%, 09/15/2017	175	193

The notes are an integral part of this report.

4

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Deutsche Bank AG
2.38%, 01/11/2013	$250	$250
3.88%, 08/18/2014	100	103
Goldman Sachs Group, Inc.
3.63%, 08/01/2012	225	233
6.15%, 04/01/2018	200	213
6.25%, 09/01/2017	650	699
6.75%, 10/01/2037	200	198
Jefferies Group, Inc.
6.25%, 01/15/2036	260	225
6.45%, 06/08/2027	180	163
Morgan Stanley
4.20%, 11/20/2014	156	158
5.50%, 01/26/2020	200	198
5.55%, 04/27/2017 - Series F	170	175
5.63%, 09/23/2019	200	202
6.25%, 08/28/2017	250	267
6.63%, 04/01/2018	200	219
7.30%, 05/13/2019	1,000	1,129
UBS AG
3.88%, 01/15/2015	350	349
5.88%, 12/20/2017	110	116
Chemicals - 0.1%
Dow Chemical Co.
4.85%, 08/15/2012	190	203
8.55%, 05/15/2019	50	60
PPG Industries, Inc.
9.00%, 05/01/2021	310	382
Commercial Banks - 1.0%
ANZ National International, Ltd./London
2.38%, 12/21/2012 - 144A	105	105
Bank of Nova Scotia
3.40%, 01/22/2015	205	208
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.85%, 01/22/2015 - 144A	227	230
Barclays Bank PLC
2.50%, 01/23/2013	150	150
5.00%, 09/22/2016	100	103
5.13%, 01/08/2020	350	346
5.20%, 07/10/2014	125	134
6.75%, 05/22/2019	300	335
BB&T Corp.
3.38%, 09/25/2013	195	200
3.85%, 07/27/2012	85	89
4.90%, 06/30/2017	250	252
6.85%, 04/30/2019	250	287
Credit Suisse/New York NY
5.30%, 08/13/2019	280	288
6.00%, 02/15/2018	400	423
KeyBank NA
5.80%, 07/01/2014	250	253
M&T Bank Corp.
5.38%, 05/24/2012	80	85
National Australia Bank, Ltd.
2.50%, 01/08/2013 - 144A	400	401
National City Corp.
4.90%, 01/15/2015	165	173
PNC Funding Corp.
5.25%, 11/15/2015	260	275
U.S. Bancorp
2.88%, 11/20/2014	121	121
Wachovia Bank NA
0.63%, 03/15/2016 *	450	418
Wachovia Corp.
5.75%, 06/15/2017	970	1,027
Wells Fargo & Co.
3.75%, 10/01/2014	390	393
5.63%, 12/11/2017	100	105
Westpac Banking Corp.
4.88%, 11/19/2019	145	144
Communications Equipment - 0.0%
Cisco Systems, Inc.
5.50%, 01/15/2040	50	48
5.90%, 02/15/2039	100	102
Computers & Peripherals - 0.0%
Dell, Inc.
5.65%, 04/15/2018	90	96
Consumer Finance - 0.2%
American Express Co.
7.00%, 03/19/2018	400	449
American Express Credit Corp.
7.30%, 08/20/2013	200	227
Capital One Financial Corp.
6.75%, 09/15/2017	180	199
7.38%, 05/23/2014	75	86
Diversified Financial Services - 1.4%
Associates Corp.
6.95%, 11/01/2018	700	737
Bank of America Corp.
6.50%, 08/01/2016	500	541
7.38%, 05/15/2014 - Series L	650	736
Caterpillar Financial Services Corp.
5.85%, 09/01/2017	150	165
7.15%, 02/15/2019	100	118
Citigroup, Inc.
5.50%, 10/15/2014	175	180
6.00%, 08/15/2017	615	620
6.38%, 08/12/2014	310	329
6.50%, 08/19/2013	110	119
8.13%, 07/15/2039	100	113
8.50%, 05/22/2019	50	58
Countrywide Financial Corp.
6.25%, 05/15/2016	400	413
Credit Suisse USA, Inc.
5.13%, 08/15/2015	170	183
General Electric Capital Corp.
5.40%, 02/15/2017	400	418
5.50%, 06/04/2014	1,525	1,566
5.63%, 09/15/2017	800	829
6.00%, 08/07/2019	620	642
Goldman Sachs Group, LP
8.00%, 03/01/2013 - 144A	325	365
HSBC Finance Corp.
4.75%, 07/15/2013	165	175
5.50%, 01/19/2016	160	171
International Lease Finance Corp.
5.25%, 01/10/2013	100	84

The notes are an integral part of this report.

5

	Principal	Value
Diversified Financial Services (continued)
John Deere Capital Corp.
5.75%, 09/10/2018	$100	$110
Merrill Lynch & Co., Inc.
6.40%, 08/28/2017	150	157
6.88%, 04/25/2018 - Series C	100	108
National Rural Utilities Cooperative Finance Corp.
2.63%, 09/16/2012	25	26
Diversified Telecommunication Services - 0.4%
AT&T Corp. Ђ
8.00%, 11/15/2031	270	334
AT&T, Inc.
5.50%, 02/01/2018	300	317
5.88%, 02/01/2012	400	433
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	175	187
British Telecommunications PLC
5.95%, 01/15/2018	200	208
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	395	427
GTE Corp.
8.75%, 11/01/2021	250	316
Telecom Italia Capital SA
7.00%, 06/04/2018	150	166
Verizon Global Funding Corp.
5.85%, 09/15/2035	175	172
7.75%, 12/01/2030	100	119
Electric Utilities - 0.5%
Appalachian Power Co.
5.95%, 05/15/2033	50	50
Carolina Power & Light Co.
5.30%, 01/15/2019	80	85
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180	215
Consumers Energy Co.
6.70%, 09/15/2019	100	114
Enel Finance International SA
5.13%, 10/07/2019 - 144A	100	101
Florida Power & Light Co.
5.95%, 10/01/2033	150	156
Jersey Central Power & Light Co.
7.35%, 02/01/2019	330	387
Massachusetts Electric Co.
5.90%, 11/15/2039 - 144A	55	56
MidAmerican Energy, Co.
5.30%, 03/15/2018	500	529
Nevada Power Co. - Series V
7.13%, 03/15/2019	100	115
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	50	51
NiSource Finance Corp.
10.75%, 03/15/2016	100	128
Northern States Power Co.
5.35%, 11/01/2039	19	19
6.25%, 06/01/2036	100	110
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	260	292
Pacific Gas & Electric Co.
5.40%, 01/15/2040	42	40
PacifiCorp
5.65%, 07/15/2018	100	108
6.25%, 10/15/2037	200	219
Progress Energy, Inc.
4.88%, 12/01/2019	200	196
6.00%, 12/01/2039	50	50
PSEG Power LLC
5.32%, 09/15/2016 - 144A	40	42
5.50%, 12/01/2015	100	108
Public Service Co. of Oklahoma
5.15%, 12/01/2019	33	34
Public Service Electric & Gas Co.
5.38%, 11/01/2039	28	27
Southwestern Public Service Co. - Series G
8.75%, 12/01/2018	260	324
Electronic Equipment & Instruments - 0.0%
Arrow Electronics, Inc.
6.88%, 06/01/2018	92	98
Energy Equipment & Services - 0.1%
ANR Pipeline Co.
9.63%, 11/01/2021	200	276
CenterPoint Energy Resources Corp.
5.95%, 01/15/2014	150	163
Halliburton Co.
6.15%, 09/15/2019	70	79
TransCanada Pipelines, Ltd.
6.50%, 08/15/2018	175	198
Food Products - 0.1%
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	110	129
Cargill, Inc.
7.35%, 03/06/2019 - 144A	250	292
Kraft Foods, Inc.
6.13%, 08/23/2018	225	242
Gas Utilities - 0.1%
AGL Capital Corp.
4.45%, 04/15/2013	300	315
Health Care Equipment & Supplies - 0.0%
Hospira, Inc.
5.55%, 03/30/2012	100	107
Insurance - 0.4%
Allstate Corp.
5.00%, 08/15/2014	70	75
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018	200	212
Jackson National Life Global Funding
5.38%, 05/08/2013 - 144A	50	54
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	355	357
2.88%, 09/17/2012 - 144A	200	203
New York Life Global Funding
4.65%, 05/09/2013 - 144A	150	159

The notes are an integral part of this report.

6

	Principal	Value
Insurance (continued)
Pacific Life Global Funding
5.15%, 04/15/2013 - 144A	$280	$296
Principal Life Income Funding Trusts
5.10%, 04/15/2014	385	408
5.30%, 12/14/2012	350	374
Travelers Property Casualty Corp.
7.75%, 04/15/2026	100	115
Machinery - 0.1%
Caterpillar, Inc.
7.90%, 12/15/2018	250	309
Media - 0.5%
Comcast Corp.
5.85%, 11/15/2015	300	332
COX Communications, Inc.
5.45%, 12/15/2014	50	55
Historic TW, Inc.
9.15%, 02/01/2023	200	248
News America Holdings, Inc.
8.88%, 04/26/2023	200	256
News America, Inc.
7.25%, 05/18/2018	55	63
7.30%, 04/30/2028	130	141
TCI Communications, Inc.
7.13%, 02/15/2028	100	110
8.75%, 08/01/2015	300	368
Thomson Reuters Corp.
4.70%, 10/15/2019	75	76
Time Warner Cable, Inc.
6.75%, 07/01/2018	40	45
7.30%, 07/01/2038	90	101
8.25%, 04/01/2019	200	241
Viacom, Inc.
6.25%, 04/30/2016	100	112
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
6.50%, 04/01/2019	270	310
Multi-Utilities - 0.1%
Dominion Resources, Inc.
6.40%, 06/15/2018	170	190
Sempra Energy
8.90%, 11/15/2013	180	214
Office Electronics - 0.0%
Xerox Corp.
8.25%, 05/15/2014	90	106
Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp.
7.63%, 03/15/2014	400	464
Browning-Ferris Industries, Inc.
9.25%, 05/01/2021	105	127
Cenovus Energy, Inc.
5.70%, 10/15/2019 - 144A	40	42
ConocoPhillips
6.00%, 01/15/2020	105	117
EnCana Corp.
6.50%, 05/15/2019	150	169
Marathon Oil Corp.
7.50%, 02/15/2019	220	255
Petro-Canada
6.05%, 05/15/2018	110	120
Shell International Finance BV
4.30%, 09/22/2019	300	299
Spectra Energy Capital LLC
8.00%, 10/01/2019	190	229
Talisman Energy, Inc.
7.75%, 06/01/2019	100	118
Tosco Corp.
7.80%, 01/01/2027	160	191
Union Pacific Resources Group, Inc.
7.15%, 05/15/2028	52	57
XTO Energy, Inc.
4.63%, 06/15/2013	60	64
6.25%, 08/01/2017	105	120
Pharmaceuticals - 0.1%
Pharmacia Corp.
6.50%, 12/01/2018	260	294
Real Estate Investment Trusts - 0.2%
ERP Operating LP
5.75%, 06/15/2017	120	124
HRPT Properties Trust
6.25%, 08/15/2016	100	100
Simon Property Group, LP
5.65%, 02/01/2020	147	147
6.13%, 05/30/2018	150	158
6.75%, 05/15/2014	50	56
10.35%, 04/01/2019	120	156
WEA Finance LLC
6.75%, 09/02/2019 - 144A	180	195
7.13%, 04/15/2018 - 144A	60	67
Road & Rail - 0.0%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/2019	75	75
7.29%, 06/01/2036	90	106
CSX Corp.
6.25%, 03/15/2018	160	173
Union Pacific Corp.
7.00%, 02/01/2016	150	170
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017	70	74
Oracle Corp.
5.00%, 07/08/2019	100	105
Specialty Retail - 0.0%
Staples, Inc.
9.75%, 01/15/2014	80	98
Transportation Infrastructure - 0.0%
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60	79
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC
5.45%, 06/10/2019	75	78
Total Corporate Debt Securities (cost $41,525)		42,202

The notes are an integral part of this report.

7

	Principal	Value
REPURCHASE AGREEMENT - 20.2%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $121,724 on 02/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $124,163.	$121,724	$121,724
Total Repurchase Agreement (cost $121,724)

Total Investment Securities (cost $611,078) #		614,583
Other Assets and Liabilities - Net		(11,195)

Net Assets		$603,388

NOTES TO SCHEDULE OF INVESTMENTS:

PO	Principal Only.
*	Floating or variable rate note. Rate is listed as of 01/31/2010.
▲	Rate shown reflects yield at 01/29/2010.
Ђ	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/31/2010.
IO	Interest Only.
#

Aggregate cost for federal income tax purposes is $611,078. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,620 and $1,115, respectively. Net unrealized appreciation for tax purposes is $3,505.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2010, these securities aggregated $7,182, or 1.19%, of the fund’s net assets.

LB	Lehman Brothers
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Asset-Backed Security	$—	$2,236	$—	$2,236
Fixed Income - Consumer Discretionary	—	2,161	—	2,161
Fixed Income - Consumer Staples	—	1,086	—	1,086
Fixed Income - Energy	—	2,961	—	2,961
Fixed Income - Financials	—	24,856	—	24,856
Fixed Income - Foreign Government Obligation	—	617	—	617
Fixed Income - Health Care	—	107	—	107
Fixed Income - Industrials	—	1,478	—	1,478
Fixed Income - Information Technology	—	629	—	629
Fixed Income - Materials	—	955	—	955
Fixed Income - Mortgage-Backed Security	—	28,285	—	28,285
Fixed Income - Municipal Government Obligation	—	72	—	72
Fixed Income - Telecommunication Services	—	3,695	—	3,695
Fixed Income - U.S. Government Agency Obligation	—	167,407	—	167,407
Fixed Income - U.S. Government Obligation	—	252,039	—	252,039
Fixed Income - Utilities	—	4,275	—	4,275
Cash & Cash Equivalent - Repurchase Agreement	—	121,724	—	121,724
Total	$—	$614,583	$—	$614,583

The notes are an integral part of this report.

8

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts in thousands)

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS - 69.1%
Australia - 0.3%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	2,700	$2,355
Belgium - 3.4%
Belgium Government Bond
4.00%, 03/28/2018	EUR	17,100	24,754
Canada - 3.3%
Canadian Government Bond
3.75%, 06/01/2012 - 06/01/2019	CAD	18,200	17,853
5.75%, 06/01/2033		4,913	5,795
Denmark - 1.9%
Denmark Government Bond
5.00%, 11/15/2013	DKK	35,000	7,160
6.00%, 11/15/2011		32,000	6,428
France - 6.7%
Caisse D’amortissement de La Dette Sociale
3.75%, 10/25/2020	EUR	4,520	6,284
France Government Bond
5.75%, 10/25/2032		12,500	21,518
Republic of France
3.00%, 07/12/2014		13,300	19,051
4.50%, 07/12/2012		900	1,338
Germany - 5.2%
Bundesrepublik Deutschland
3.50%, 07/04/2019		14,600	20,808
4.25%, 01/04/2014		9,800	14,754
4.75%, 07/04/2034		1,400	2,169
Greece - 0.9%
Republic of Greece
4.30%, 03/20/2012		4,750	6,175
Ireland - 1.2%
Ireland Government Bond
3.90%, 03/05/2012		6,000	8,569
Italy - 8.3%
Italy Buoni Poliennali del Tesoro
4.00%, 02/01/2037		9,100	11,200
4.25%, 08/01/2014		8,000	11,747
5.00%, 08/01/2034		9,660	13,824
5.25%, 08/01/2017		15,200	23,403
Japan - 23.4%
Japan Government Bond
1.30%, 03/20/2015	JPY	1,980,000	22,763
1.40%, 12/20/2011		1,220,000	13,828
1.50%, 09/20/2018		1,990,000	22,743
1.70%, 09/20/2017		1,680,000	19,647
1.80%, 06/20/2018		633,500	7,427
1.90%, 06/20/2025		2,980,000	33,229
2.10%, 09/20/2024 - 09/20/2028		3,095,000	34,842
Japan Government Ten Year Bond
1.00%, 12/20/2012		1,300,000	14,716
Mexico - 1.5%
United Mexican States
10.00%, 12/05/2024	MXN	120,000	10,594
Netherlands - 2.9%
Netherlands Government Bond
4.00%, 01/15/2037	EUR	5,050	6,951
4.25%, 07/15/2013		9,400	14,074
Poland - 1.4%
Poland Government Bond
5.75%, 04/25/2014	PLN	29,700	10,342
Spain - 4.5%
Spain Government Bond
4.25%, 01/31/2014	EUR	8,800	12,841
4.60%, 07/30/2019		2,300	3,320
4.90%, 07/30/2040		1,700	2,403
5.40%, 07/30/2011		9,600	14,002
Sweden - 0.8%
Sweden Government Bond
4.50%, 08/12/2015	SEK	40,000	5,933
United Kingdom - 3.4%
U.K. Gilt
2.25%, 03/07/2014	GBP	1,000	1,576
4.25%, 06/07/2032		5,550	8,693
4.50%, 12/07/2042		4,660	7,621
4.75%, 09/07/2015		3,700	6,425
Total Foreign Government Obligations (cost $477,764)			499,155

MORTGAGE-BACKED SECURITY - 0.6%
Spain - 0.6%
UCI
Series 15, Class A
0.91%, 12/18/2048 * §	EUR	4,270	4,482
Total Mortgage-Backed Security (cost $5,731)

ASSET-BACKED SECURITY - 0.1%
Spain - 0.1%
Fondo de Titulizacion de Activos Santander Auto
Series 1, Class A
0.91%, 11/25/2021 * §		290	399
Total Asset-Backed Security (cost $369)

CORPORATE DEBT SECURITIES - 26.5%
Cayman Islands - 0.4%
Santander Central Hispano Issuances, Ltd.
6.80%, 11/29/2010	GBP	1,790	2,955
Denmark - 0.9%
Nykredit Realkredit A/S
4.00%, 10/01/2010	DKK	35,000	6,625
France - 3.4%
Cie de Financement Foncier
1.25%, 12/01/2011	JPY	2,230,000	24,720
Germany - 7.5%
Bayerische Landesbank
1.40%, 04/22/2013		1,508,000	16,911
Eurohypo AG
3.75%, 04/11/2011	EUR	14,800	21,085
IKB Deutsche Industriebank AG
2.63%, 03/13/2012		4,819	6,829
Kreditanstalt Fuer Wiederaufbau
2.60%, 06/20/2037	JPY	355,000	4,008
5.50%, 12/07/2015	GBP	2,150	3,814
Landwirtschaftliche Rentenbank
1.38%, 04/25/2013	JPY	101,000	1,144

The notes are an integral part of this report.

1

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Ireland - 0.7%
Ulster Bank Finance PLC
0.80%, 03/29/2011 *	EUR	4,000	$5,384
Netherlands - 0.4%
ING Bank NV
7.00%, 10/05/2010	GBP	1,987	3,246
Spain - 3.8%
AyT Cedulas Cajas VII Fondo de Titulizacion de Activos
4.00%, 06/23/2011	EUR	15,700	22,221
La Caja de Ahorros y Pensiones de Barcelona
3.25%, 10/05/2015		3,900	5,331
Supranational - 4.8%
European Investment Bank
1.40%, 06/20/2017	JPY	1,946,000	22,114
4.25%, 10/15/2014	EUR	7,900	11,828
Sweden - 1.0%
Swedbank AB
3.13%, 02/02/2012		4,900	6,988
United Kingdom - 3.6%
Lloyds TSB Bank PLC
3.75%, 11/17/2011		5,285	7,606
Network Rail Infrastructure Finance PLC
4.38%, 01/18/2011	GBP	5,870	9,666
4.75%, 11/29/2035		2,530	4,096
Royal Bank of Scotland PLC
3.75%, 11/14/2011	EUR	3,130	4,504
Total Corporate Debt Securities (cost $170,146)			196,342

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.3%
France Treasury Bill
0.32%, 05/06/2010 ▲ £		$1,351	1,871
Total Short-Term Foreign Government Obligation (cost $1,997)

STRUCTURED NOTE DEBT - 0.7%
United Kingdom - 0.7%
Barclays Bank PLC
0.85%, 04/20/2016 *	EUR	4,000	5,267
Total Structured Note Debt (cost $5,044)

REPURCHASE AGREEMENT - 0.5%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $3,777 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $3,854.		$3,777	3,777
Total Repurchase Agreement (cost $3,777)

Total Investment Securities (cost $664,828) #			706,026
Other Assets and Liabilities - Net			16,147

Net Assets			$722,173

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	103	03/15/2010	$236
10-Year Govt of Canada Bond	(13)	03/22/2010	(14)
10-Year Japan Govt Bond	29	03/11/2010	(37)
3-Year Australian Treasury Bond	4	03/15/2010	3
German Euro BOBL	172	03/08/2010	60
German Euro Bund	237	03/08/2010	91
German Euro Schatz	(1,051)	03/08/2010	(583)
UK Long Gilt Bond	1	03/29/2010	♦
			$(244)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	2,242	02/10/2010	$2,029	$(48)
Australian Dollar	(1,566)	02/10/2010	(1,415)	31
Canadian Dollar	(10,598)	02/10/2010	(9,996)	84
Canadian Dollar	1,252	02/10/2010	1,185	(14)
Danish Krone	(3,385)	02/10/2010	(671)	41
Euro	(3,034)	02/10/2010	(4,577)	371
Euro	5,000	02/10/2010	7,536	(605)
Euro	1,025	02/10/2010	1,476	(55)
Euro	(5,100)	02/10/2010	(7,169)	98

The notes are an integral part of this report.

2

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	2,003	02/10/2010	$2,890	$(112)
Euro	1,500	02/10/2010	2,164	(84)
Euro	(7,000)	02/10/2010	(9,900)	195
Euro	(1,400)	02/10/2010	(1,987)	46
Euro	(48,487)	02/10/2010	(71,591)	4,366
Euro	(1,323)	02/10/2010	(1,907)	73
Japanese Yen	(130,000)	02/10/2010	(1,481)	41
Japanese Yen	(140,000)	02/10/2010	(1,555)	4
Japanese Yen	5,222,578	02/10/2010	59,433	(1,574)
Japanese Yen	195,636	02/10/2010	2,213	(46)
Japanese Yen	(120,000)	02/10/2010	(1,288)	(42)
Japanese Yen	650,000	02/10/2010	7,090	111
Japanese Yen	750,000	02/10/2010	8,378	(69)
Japanese Yen	70,000	02/10/2010	767	9
Norwegian Krone	40,030	02/10/2010	6,952	(197)
Norwegian Krone	(7,016)	02/10/2010	(1,206)	22
Polish Zloty	(28,184)	02/10/2010	(10,044)	401
Pound Sterling	14,197	02/10/2010	23,183	(492)
Pound Sterling	(3,100)	02/10/2010	(5,161)	206
Pound Sterling	(899)	02/10/2010	(1,470)	33
Pound Sterling	1,073	02/10/2010	1,740	(26)
Pound Sterling	(761)	02/10/2010	(1,235)	19
Pound Sterling	(900)	02/10/2010	(1,468)	30
Swedish Krona	18,821	02/10/2010	2,617	(69)
Swedish Krona	50,629	02/10/2010	7,138	(285)
Swedish Krona	(9,250)	02/10/2010	(1,288)	36
Swiss Franc	193	02/10/2010	189	(7)
				$2,492

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Australian Dollar	2,315	02/10/2010	$(107)
Sell	Euro	(1,484)	02/10/2010	95
Buy	Australian Dollar	3,778	02/10/2010	(167)
Sell	Japanese Yen	(307,679)	02/10/2010	97
Buy	Canadian Dollar	1,509	02/10/2010	(25)
Sell	Japanese Yen	(128,141)	02/10/2010	17
Buy	Canadian Dollar	2,264	02/10/2010	(71)
Sell	Japanese Yen	(202,274)	02/10/2010	(53)
Buy	Canadian Dollar	1,285	02/10/2010	(23)
Sell	Australian Dollar	(1,396)	02/10/2010	(10)
Buy	Canadian Dollar	1,369	02/10/2010	(10)
Sell	Japanese Yen	(115,165)	02/10/2010	15
Buy	Euro	2,034	02/10/2010	(85)
Sell	Pound Sterling	(1,768)	02/10/2010	80
Buy	Euro	2,902	02/10/2010	(297)
Sell	Pound Sterling	(2,625)	02/10/2010	127
Buy	Euro	2,331	02/10/2010	(205)
Sell	Pound Sterling	(2,118)	02/10/2010	52
Buy	Euro	3,004	02/10/2010	(172)
Sell	Japanese Yen	(398,773)	02/10/2010	(81)
Buy	Euro	1,002	02/10/2010	(57)
Sell	Swedish Krona	(10,224)	02/10/2010	62
Buy	Euro	2,252	02/10/2010	(231)
Sell	Pound Sterling	(2,035)	02/10/2010	101
Buy	Euro	1,858	02/10/2010	(179)
Sell	Japanese Yen	(244,383)	02/10/2010	48
Buy	Euro	4,612	02/10/2010	(122)
Sell	Swedish Krona	(47,114)	02/10/2010	140
Buy	Euro	2,050	02/10/2010	(39)
Sell	Australian Dollar	(3,216)	02/10/2010	39
Buy	Japanese Yen	209,003	02/10/2010	(22)

The notes are an integral part of this report.

3

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Sell	Euro	(1,666)	02/10/2010	$28
Buy	Japanese Yen	231,725	02/10/2010	(68)
Sell	Euro	(1,780)	02/10/2010	168
Buy	Japanese Yen	136,140	02/10/2010	(14)
Sell	Euro	(1,077)	02/10/2010	29
Buy	Japanese Yen	447,639	02/10/2010	(103)
Sell	Swedish Krona	(36,481)	02/10/2010	125
Buy	Japanese Yen	302,563	02/10/2010	21
Sell	Australian Dollar	(3,626)	02/10/2010	127
Buy	Japanese Yen	103,214	02/10/2010	8
Sell	Euro	(790)	02/10/2010	41
Buy	Japanese Yen	262,570	02/10/2010	30
Sell	Euro	(2,058)	02/10/2010	26
Buy	Norwegian Krone	10,686	02/10/2010	(77)
Sell	Euro	(1,310)	02/10/2010	65
Buy	Pound Sterling	874	02/10/2010	(13)
Sell	Japanese Yen	(127,787)	02/10/2010	(5)
Buy	Pound Sterling	830	02/10/2010	(17)
Sell	Euro	(962)	02/10/2010	9
Buy	Pound Sterling	874	02/10/2010	(28)
Sell	Swedish Krona	(10,139)	02/10/2010	53
Buy	Pound Sterling	733	02/10/2010	(44)
Sell	Norwegian Krone	(6,878)	02/10/2010	54
Buy	Pound Sterling	2,714	02/10/2010	(162)
Sell	Euro	(2,996)	02/10/2010	345
Buy	Pound Sterling	1,143	02/10/2010	(31)
Sell	Euro	(1,300)	02/10/2010	55
Buy	Pound Sterling	2,235	02/10/2010	(46)
Sell	Euro	(2,589)	02/10/2010	28
Buy	Pound Sterling	1,938	02/10/2010	(68)
Sell	Euro	(2,216)	02/10/2010	94
Buy	Swedish Krona	9,182	02/10/2010	(48)
Sell	Japanese Yen	(119,784)	02/10/2010	(37)
Buy	Swedish Krona	82,465	02/10/2010	(552)
Sell	Euro	(8,133)	02/10/2010	436
				$(654)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Foreign Government Obligation	70.7%	$499,155
Commercial Banks	16.3	114,554
Thrifts & Mortgage Finance	6.5	45,805
Diversified Financial Services	5.0	35,983
Mortgage-Backed Security	0.6	4,482
Asset-Backed Security	0.1	399
Investment Securities, at Value	99.2	700,378
Short-Term Investments	0.8	5,648
Total Investments	100.0%	$706,026

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2010.
▲	Rate shown reflects the yield at 01/29/2010.
Г	Contract amounts are not in thousands.
§	Illiquid. These securities aggregated $4,881, or 0.68%, of the fund’s net assets.
£	All of this security is being held as collateral with the broker in the amount of $1,349 to cover margin requirements for open futures contracts.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $664,828. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $51,852 and $10,654, respectively. Net unrealized appreciation for tax purposes is $41,198.

The notes are an integral part of this report.

4

DEFINITIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Asset-Backed Security	$—	$399	$—	$399
Fixed Income - Financials	—	196,343	—	196,343
Fixed Income - Foreign Government Obligation	—	499,154	—	499,154
Fixed Income - Mortgage-Backed Security	—	4,482	—	4,482
Fixed Income - Short-Term Foreign Government Obligation	—	1,871	—	1,871
Cash & Cash Equivalent - Repurchase Agreement	—	3,777	—	3,777
Total	$—	$706,026	$—	$706,026

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts - Appreciation	$—	$390	$—	$390
Forward Foreign Currency Contracts - Appreciation	—	8,832	—	8,832
Futures Contracts - Depreciation	—	(634)	—	(634)
Forward Foreign Currency Contracts - Depreciation	—	(6,994)	—	(6,994)
Total	$—	$1,594	$—	$1,594

* Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

5

Transamerica JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 3.0%
Alliant Techsystems, Inc. ‡	11,800	$932
L-3 Communications Holdings, Inc.	22,900	1,908
Precision Castparts Corp.	22,600	2,379
Auto Components - 0.7%
WABCO Holdings, Inc.	45,600	1,179
Beverages - 0.6%
Brown-Forman Corp. - Class B	20,625	1,058
Capital Markets - 2.2%
Affiliated Managers Group, Inc. ‡	9,250	560
Ameriprise Financial, Inc.	21,300	815
Northern Trust Corp.	18,700	945
T. Rowe Price Group, Inc.	27,300	1,354
Chemicals - 4.3%
Airgas, Inc.	37,100	1,568
Albemarle Corp.	62,872	2,246
PPG Industries, Inc.	28,900	1,696
Sigma-Aldrich Corp.	33,100	1,584
Commercial Banks - 7.7%
Bancorpsouth, Inc. Λ	33,800	773
BB&T Corp.	58,100	1,619
City National Corp.	18,900	933
Cullen/Frost Bankers, Inc.	26,700	1,370
KeyCorp	121,700	874
M&T Bank Corp. Λ	41,200	3,039
SunTrust Banks, Inc.	62,600	1,523
TCF Financial Corp. Λ	92,400	1,353
Wilmington Trust Corp. Λ	66,300	870
Zions Bancorporation Λ	34,100	647
Commercial Services & Supplies - 1.8%
Republic Services, Inc. - Class A	109,900	2,944
Computers & Peripherals - 0.6%
Lexmark International, Inc. - Class A ‡	38,051	981
Construction Materials - 0.3%
Vulcan Materials Co. Λ	12,400	548
Containers & Packaging - 1.5%
Ball Corp.	51,200	2,600
Distributors - 1.1%
Genuine Parts Co.	48,700	1,835
Diversified Consumer Services - 1.0%
H&R Block, Inc.	79,300	1,707
Diversified Telecommunication Services - 1.5%
CenturyTel, Inc. Λ	51,100	1,738
Windstream Corp.	72,754	750
Electric Utilities - 2.7%
American Electric Power Co., Inc.	52,700	1,826
Westar Energy, Inc.	93,900	2,003
Wisconsin Energy Corp.	14,000	685
Electrical Equipment - 1.7%
Cooper Industries PLC - Class A	31,500	1,351
Roper Industries, Inc.	28,700	1,438
Electronic Equipment & Instruments - 3.4%
Amphenol Corp. - Class A	45,500	1,813
Arrow Electronics, Inc. ‡	57,400	1,508
Tyco Electronics, Ltd.	101,400	2,523
Food & Staples Retailing - 2.0%
Safeway, Inc.	141,300	3,172
Food Products - 1.5%
JM Smucker Co.	37,300	2,241
McCormick & Co., Inc.	9,900	359
Gas Utilities - 4.1%
Energen Corp.	64,000	2,813
EQT Corp.	51,500	2,267
Oneok, Inc.	44,600	1,882
Health Care Equipment & Supplies - 1.6%
Becton Dickinson and Co.	36,485	2,750
Health Care Providers & Services - 4.1%
Community Health Systems, Inc. ‡	53,200	1,735
Coventry Health Care, Inc. ‡	67,050	1,534
Lincare Holdings, Inc. ‡	77,083	2,839
VCA Antech, Inc. ‡	30,700	779
Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	42,080	1,556
Marriott International, Inc. - Class A	39,533	1,037
Yum! Brands, Inc.	32,400	1,108
Household Durables - 2.8%
Fortune Brands, Inc.	61,200	2,545
Jarden Corp.	36,000	1,097
Snap-On, Inc.	25,400	1,038
Household Products - 1.3%
Clorox Co.	19,500	1,154
Energizer Holdings, Inc. ‡	19,400	1,077
Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	50,700	1,699
Insurance - 11.0%
Assurant, Inc.	58,500	1,839
Cincinnati Financial Corp.	116,855	3,084
Loews Corp.	76,200	2,726
Old Republic International Corp.	326,350	3,457
OneBeacon Insurance Group, Ltd. - Class A	105,165	1,365
Principal Financial Group, Inc.	74,600	1,720
Symetra Financial Corp. ‡	21,800	280
Transatlantic Holdings, Inc.	40,900	2,032
WR Berkley Corp.	71,900	1,749
Internet & Catalog Retail - 0.6%
Expedia, Inc. ‡	50,300	1,077
Media - 3.5%
Cablevision Systems Corp. - Class A	54,400	1,395
Clear Channel Outdoor Holdings, Inc. - Class A ‡ Λ	85,673	870
Omnicom Group, Inc.	22,500	794
Scripps Networks Interactive, Inc. - Class A	31,100	1,328
Washington Post Co. - Class B	3,525	1,532
Multiline Retail - 0.0%*
Dollar General Corp. ‡	2,700	63
Multi-Utilities - 5.0%
CMS Energy Corp. Λ	171,400	2,599
NSTAR	36,300	1,247
PG&E Corp.	51,535	2,177
Xcel Energy, Inc.	117,100	2,433
Oil, Gas & Consumable Fuels - 6.1%
CVR Energy, Inc. ‡	90,600	727
Devon Energy Corp.	36,100	2,415
Kinder Morgan Management LLC ‡	41,827	2,265
Teekay Corp.	67,400	1,682

The notes are an integral part of this report.

1

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.	152,700	$3,182
Real Estate Investment Trusts - 4.1%
Kimco Realty Corp.	131,600	1,661
Public Storage	10,800	855
Regency Centers Corp.	41,300	1,383
Ventas, Inc.	33,300	1,405
Vornado Realty Trust	25,556	1,653
Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	110,850	1,327
Road & Rail - 0.4%
Norfolk Southern Corp.	13,000	612
Semiconductors & Semiconductor Equipment - 0.6%
Avago Technologies, Ltd. ‡ Λ	53,740	934
Software - 1.8%
Jack Henry & Associates, Inc.	75,800	1,664
Synopsys, Inc. ‡	62,000	1,319
Specialty Retail - 6.6%
AutoNation, Inc. ‡ Λ	49,361	888
AutoZone, Inc. ‡	10,100	1,566
Bed Bath & Beyond, Inc. ‡	28,900	1,118
Gap, Inc.	136,600	2,606
Sherwin-Williams Co.	10,100	640
Staples, Inc.	44,100	1,035
Tiffany & Co.	35,300	1,434
TJX Cos., Inc.	46,100	1,752
Textiles, Apparel & Luxury Goods - 0.9%
V.F. Corp.	20,400	1,469
Thrifts & Mortgage Finance - 0.5%
People’s United Financial, Inc.	49,400	799
Tobacco - 0.6%
Lorillard, Inc.	13,900	1,052
Water Utilities - 0.8%
American Water Works Co., Inc.	60,000	1,308
Wireless Telecommunication Services - 1.1%
Telephone & Data Systems, Inc.	67,960	1,931
Total Common Stocks (cost $158,728)		166,606

SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	8,976,344	8,976
Total Securities Lending Collateral (cost $8,976)

	Principal
REPURCHASE AGREEMENT - 1.1%
State Street Repurchase Agreement 0.01%▲, dated 01/29/2010, to be repurchased at $1,786 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,823.	$1,786	1,786
Total Repurchase Agreement (cost $1,786)

Total Investment Securities (cost $169,490) #		177,368
Other Assets and Liabilities - Net		(9,279)

Net Assets		$168,089

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $8,775.
*	Rounds to less than 0.1%.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $169,490. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,949 and $14,071, respectively. Net unrealized appreciation for tax purposes is $7,878.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$32,669	$—	$—	$32,669
Equities - Consumer Staples	10,113	—	—	10,113
Equities - Energy	10,271	—	—	10,271
Equities - Financials	44,010	—	—	44,010
Equities - Health Care	9,637	—	—	9,637
Equities - Industrials	13,263	—	—	13,263
Equities - Information Technology	10,742	—	—	10,742
Equities - Materials	10,242	—	—	10,242
Equities - Telecommunication Services	4,419	—	—	4,419
Equities - Utilities	21,240	—	—	21,240
Cash & Cash Equivalent - Repurchase Agreement	—	1,786	—	1,786
Cash & Cash Equivalent - Securities Lending Collateral	8,976	—	—	8,976
Total	$175,582	$1,786	$—	$177,368

The notes are an integral part of this report.

2

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts in thousands)

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS - 23.1%
Australia - 4.1%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	16,980	$14,809
6.00%, 05/01/2012		4,340	3,928
7.00%, 12/01/2010		4,400	3,979
Brazil - 1.4%
Republic of Brazil
10.25%, 01/10/2028	BRL	14,000	7,483
Canada - 9.6%
Canada Housing Trust
3.55%, 09/15/2013	CAD	1,825	1,784
Canadian Government Bond
1.00%, 09/01/2011		6,585	6,157
2.00%, 09/01/2012		16,295	15,382
3.75%, 06/01/2012		6,690	6,580
4.00%, 06/01/2016		1,685	1,686
4.50%, 06/01/2015		6,540	6,706
5.25%, 06/01/2012		10,770	10,940
Province of Ontario Canada
4.20%, 03/08/2018		150	146
Province of Quebec Canada
6.75%, 11/09/2015	NZD	4,280	3,116
Colombia - 0.5%
Republic of Colombia
9.85%, 06/28/2027	COP	665,000	387
12.00%, 10/22/2015		3,500,000	2,152
Korea, Republic of - 2.9%
Korea Treasury Bond
5.00%, 09/10/2014	KRW	18,384,830	15,977
Mexico - 2.8%
United Mexican States
8.00%, 12/07/2023	MXN	207,000	15,563
New Zealand - 1.3%
New Zealand Government Bond
6.00%, 12/15/2017	NZD	10,210	7,326
Norway - 0.5%
Norway Government Bond
6.50%, 05/15/2013	NOK	15,955	2,978
Total Foreign Government Obligations (cost $119,903)			127,079

MORTGAGE-BACKED SECURITIES - 7.4%
United States - 7.4%
Banc of America Alternative Loan Trust
Series 2005-10, Class 1CB1
0.63%, 11/25/2035 *		$932	597
Banc of America Commercial Mortgage, Inc.
Series 2007-2, Class A4
5.69%, 04/10/2049 *	500		447
Banc of America Funding Corp.
Series 2005-5, Class 1A11
5.50%, 09/25/2035	1,760		1,556
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4
5.33%, 02/11/2044	1,300		1,160
Series 2007-PW16, Class A4
5.72%, 06/11/2040 *	700		658
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	2,600		2,522
Commercial Mortgage Pass-Through Certificates
Series 2007-C9, Class A4
5.82%, 12/10/2049 *	1,050		996
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4
5.72%, 06/15/2039 *	2,410		1,994
Series 2007-C4, Class A4
5.81%, 09/15/2039 *	1,200		985
Series 2007-C5, Class A4
5.70%, 09/15/2040 *	4,785		3,974
Series 2008-C1, Class A3
6.22%, 02/15/2041 *	1,540		1,322
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
5.88%, 07/10/2038 *	6,350		6,186
Series 2007-GG11, Class A4
5.74%, 12/10/2049	3,100		2,890
Series 2007-GG9, Class A4
5.44%, 03/10/2039	3,000		2,779
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class A4
5.75%, 02/12/2049 *	740		695
Series 2007-LD11, Class A4
5.82%, 06/15/2049 *	5,310		4,849
Series 2007-LDPX, Class A3
5.42%, 01/15/2049	3,250		2,891
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	2,070		1,937
Mastr Adjustable Rate Mortgages Trust
Series 2005-2, Class 5A1
3.01%, 03/25/2035 *	1,459		1,224
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4
5.42%, 01/15/2045 *	1,300		1,272
Total Mortgage-Backed Securities (cost $34,650)			40,934

ASSET-BACKED SECURITIES - 4.3%
United States - 4.3%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011	2,965		2,987
Series 2009-1A, Class
10.38%, 07/02/2019	988		1,122
Chesapeake Funding LLC
Series 2009-2A, Class B
1.98%, 09/15/2021 - 144A *	1,000		897
Series 2009-2A, Class C
1.98%, 09/15/2021 - 144A *	1,200		1,032
CVS Pass-Through Trust
Series , Class
6.94%, 01/10/2030	1,271		1,343

The notes are an integral part of this report.

1

		Principal	Value
United States - (continued)
Delta Air Lines, Inc.
Series 2001-1, Class A-2
7.11%, 09/18/2011		$1,230	$1,242
Series 2007-1, Class A
6.82%, 08/10/2022		2,630	2,571
Series 2007-1, Class B
8.02%, 08/10/2022		2,451	2,231
Diamond Resorts Owner Trust
Series 2009-1, Class A
9.31%, 03/20/2026 - 144A		1,353	1,355
Sierra Receivables Funding Co.
Series 2009-3A, Class A1
7.62%, 07/20/2026 - 144A		2,949	2,960
United Airlines, Inc.
Series 071A, Class
6.64%, 07/02/2022		6,934	5,980
Total Asset-Backed Securities (cost $24,635)			23,720

PREFERRED CORPORATE DEBT SECURITY - 0.0%
United States - 0.0%
Bank of America Corp.
8.00%, 12/29/2049 ■ Ž		215	204
Total Preferred Corporate Debt Security (cost $182)

CORPORATE DEBT SECURITIES - 50.3%
Australia - 0.3%
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/2012	AUD	1,635	1,503
Canada - 0.3%
Bell Canada
6.10%, 03/16/2035 - 144A	CAD	475	441
6.55%, 05/01/2029 - 144A		375	365
7.30%, 02/23/2032 - 144A		45	48
Bombardier, Inc.
7.45%, 05/01/2034 - 144A		$800	734
Nortel Networks, Ltd.
6.88%, 09/01/2023 Џ		410	115
Luxembourg - 0.5%
Telecom Italia Capital SA
6.00%, 09/30/2034		2,760	2,621
Mexico - 0.5%
America Movil SAB de CV
8.46%, 12/18/2036	MXN	12,000	756
Desarrolladora Homex SAB de CV
9.50%, 12/11/2019 - 144A Λ		$1,975	2,024
Supranational - 2.0%
European Investment Bank
Zero Coupon, 04/24/2013 - 144A	IDR	118,809,000	9,768
7.00%, 01/18/2012	NZD	1,580	1,163
Thailand - 0.1%
True Move Co., Ltd.
10.38%, 08/01/2014 - 144A		$400	396
10.75%, 12/16/2013 - 144A		400	402
United Arab Emirates - 0.9%
DP World, Ltd.
6.85%, 07/02/2037 - 144A		6,410	4,995
United States - 45.7%
Alcatel-Lucent
6.45%, 03/15/2029		6,210	4,362
6.50%, 01/15/2028		1,275	893
Alcoa, Inc.
5.87%, 02/23/2022		695	655
5.95%, 02/01/2037		4,155	3,443
6.75%, 01/15/2028		1,395	1,342
American General Finance Corp.
6.90%, 12/15/2017		6,260	4,567
Associates Corp.
6.95%, 11/01/2018		1,645	1,731
AT&T Corp.
6.50%, 03/15/2029		200	204
Boston Scientific Corp.
7.00%, 11/15/2035 Ђ		1,205	1,203
Bruce Mansfield Unit
6.85%, 06/01/2034 §		2,787	2,885
Case New Holland, Inc.
7.75%, 09/01/2013 - 144A		3,980	4,090
Chesapeake Energy Corp.
6.88%, 11/15/2020		1,115	1,073
Citigroup, Inc.
5.50%, 02/15/2017		2,200	2,115
5.88%, 02/22/2033		725	637
6.13%, 08/25/2036		215	182
Dillard’s, Inc.
7.13%, 08/01/2018		990	871
Dynegy Holdings, Inc.
7.50%, 06/01/2015		65	58
7.63%, 10/15/2026		450	342
7.75%, 06/01/2019		625	500
El Paso Corp.
7.42%, 02/15/2037		1,235	1,094
Energy Future Holdings Corp.
5.55%, 11/15/2014		6,735	5,034
6.50%, 11/15/2024		1,110	591
6.55%, 11/15/2034		305	160
Equifax, Inc.
7.00%, 07/01/2037		400	424
ERAC USA Finance LLC
6.70%, 06/01/2034 - 144A		100	95
7.00%, 10/15/2037 - 144A		4,815	5,061
Ford Motor Co.
6.50%, 08/01/2018		100	89
6.63%, 02/15/2028		4,788	3,711
7.50%, 08/01/2026		115	96
Ford Motor Credit Co. LLC
8.00%, 12/15/2016		300	302
Fortune Brands, Inc.
5.88%, 01/15/2036		2,060	1,815
Frontier Communications Corp.
7.13%, 03/15/2019		400	378
7.88%, 01/15/2027		1,405	1,275
General Electric Capital Corp.
2.96%, 05/18/2012	SGD	2,500	1,779
3.49%, 03/08/2012		2,400	1,728
4.38%, 09/21/2015		$17,475	17,907
7.63%, 12/10/2014	NZD	320	235

The notes are an integral part of this report.

2

		Principal	Value
United States - (continued)
Georgia-Pacific LLC
7.25%, 06/01/2028		$190	$183
7.38%, 12/01/2025		1,000	1,000
7.75%, 11/15/2029		875	884
Harley-Davidson Funding Corp.
6.80%, 06/15/2018 - 144A		3,865	4,026
Hasbro, Inc.
6.60%, 07/15/2028		4,730	4,904
HCA, Inc.
7.05%, 12/01/2027		55	46
7.19%, 11/15/2015		2,555	2,396
7.50%, 12/15/2023		2,680	2,334
7.58%, 09/15/2025		755	672
7.69%, 06/15/2025		1,220	1,122
7.75%, 07/15/2036		125	111
Highwoods Properties, Inc. REIT
5.85%, 03/15/2017		1,175	1,138
International Lease Finance Corp.
5.25%, 01/10/2013		535	450
5.65%, 06/01/2014		300	238
6.63%, 11/15/2013		555	464
JC Penney Corp., Inc.
6.38%, 10/15/2036		5,435	4,864
7.63%, 03/01/2097		430	387
JohnsonDiversey, Inc.
8.25%, 11/15/2019 - 144A		1,505	1,561
Joy Global, Inc.
6.63%, 11/15/2036		2,780	2,651
KB Home
5.75%, 02/01/2014		610	589
6.25%, 06/15/2015		1,055	1,000
7.25%, 06/15/2018		60	58
Lennar Corp.
5.50%, 09/01/2014		2,015	1,893
5.60%, 05/31/2015		1,605	1,469
Level 3 Financing, Inc.
8.75%, 02/15/2017		4,045	3,651
9.25%, 11/01/2014		445	417
Mackinaw Power LLC
6.30%, 10/31/2023 - 144A		1,579	1,589
Macy’s Retail Holdings, Inc.
6.38%, 03/15/2037		3,770	3,318
6.79%, 07/15/2027		1,065	977
6.90%, 04/01/2029		1,860	1,702
Masco Corp.
5.85%, 03/15/2017		2,440	2,310
6.13%, 10/03/2016		3,505	3,375
6.50%, 08/15/2032		250	214
Merrill Lynch & Co., Inc.
5.70%, 05/02/2017		300	300
6.05%, 06/01/2034		820	739
6.11%, 01/29/2037		1,410	1,284
Midwest Generation LLC
8.56%, 01/02/2016		807	815
Mosaic Global Holdings, Inc.
7.30%, 01/15/2028		420	457
Motiva Enterprises LLC
5.75%, 01/15/2020 - 144A		4,130	4,338
Motorola, Inc.
5.22%, 10/01/2097		690	404
6.50%, 09/01/2025 Λ		2,635	2,377
6.63%, 11/15/2037		7,515	6,635
New Albertsons, Inc.
6.63%, 06/01/2028		4,020	3,176
7.45%, 08/01/2029		630	537
7.75%, 06/15/2026		460	407
Nextel Communications, Inc.
5.95%, 03/15/2014		1,225	1,084
6.88%, 10/31/2013		1,395	1,301
7.38%, 08/01/2015		2,085	1,882
NGC Corp. Capital Trust I
8.32%, 06/01/2027		200	120
Nortel Networks Capital Corp.
7.88%, 06/15/2026 Џ		300	197
Northwest Airlines, Inc.
7.03%, 11/01/2019		6,584	5,827
NRG Energy, Inc.
8.50%, 06/15/2019		1,035	1,040
Owens & Minor, Inc.
6.35%, 04/15/2016 §		835	779
Owens Corning, Inc.
7.00%, 12/01/2036 Ђ		4,585	4,445
Pioneer Natural Resources Co.
7.20%, 01/15/2028		925	854
Plains All American Pipeline, LP
6.70%, 05/15/2036		930	977
ProLogis REIT
5.63%, 11/15/2015		1,825	1,791
5.75%, 04/01/2016		1,435	1,419
6.63%, 05/15/2018		430	436
Pulte Homes, Inc.
6.00%, 02/15/2035		110	85
6.38%, 05/15/2033		1,780	1,433
7.88%, 06/15/2032		1,500	1,373
Quintiles Transnational Corp.
9.50%, 12/30/2014 - 144A		1,760	1,786
Qwest Capital Funding, Inc.
6.50%, 11/15/2018		965	856
6.88%, 07/15/2028		2,405	2,068
7.63%, 08/03/2021		1,000	920
7.75%, 02/15/2031		530	472
Qwest Corp.
6.88%, 09/15/2033		2,770	2,548
7.20%, 11/10/2026		895	841
7.25%, 09/15/2025		1,705	1,623
7.50%, 06/15/2023		1,670	1,645
Realty Income Corp. REIT
6.75%, 08/15/2019		3,795	3,867
Reynolds American, Inc.
7.25%, 06/15/2037		880	900
SLM Corp.
5.00%, 04/15/2015		3,013	2,635
5.05%, 11/14/2014		435	384
5.13%, 08/27/2012		800	761
5.38%, 01/15/2013		1,927	1,786
5.63%, 08/01/2033		779	598
6.50%, 06/15/2010 §	NZD	5,865	4,077
8.45%, 06/15/2018		$10,625	10,412

The notes are an integral part of this report.

3

(all amounts in except share amounts thousands)

(unaudited)

		Principal	Value
United States - (continued)
Sprint Capital Corp.
6.88%, 11/15/2028		$10,035	$7,878
6.90%, 05/01/2019		710	632
8.75%, 03/15/2032		245	221
Sprint Nextel Corp.
6.00%, 12/01/2016		967	841
Textron Financial Corp.
5.13%, 08/15/2014		235	225
Textron, Inc.
7.25%, 10/01/2019		2,620	2,860
Toro Co.
6.63%, 05/01/2037 §		2,500	2,106
Toys “R” US, Inc.
7.38%, 10/15/2018		6,440	5,973
USG Corp.
6.30%, 11/15/2016		4,585	4,058
9.50%, 01/15/2018 Ђ		1,070	1,091
Valero Energy Corp.
6.63%, 06/15/2037		4,225	3,979
Verizon Maryland, Inc.
5.13%, 06/15/2033		200	167
Westvaco Corp.
7.95%, 02/15/2031		1,135	1,212
8.20%, 01/15/2030		2,985	3,292
Weyerhaeuser Co.
6.88%, 12/15/2033		3,710	3,420
Xerox Capital Trust I
8.00%, 02/01/2027		4,347	4,304
Total Corporate Debt Securities (cost $274,679)			277,201

STRUCTURED NOTES DEBT - 0.9%
United States - 0.9%
JPMorgan Chase & Co.
Zero Coupon, 09/10/2012 - 144A	IDR	37,004,100	3,197
Zero Coupon, 04/12/2012 - 144A		21,967,355	1,958
Total Structure Notes Debt (cost $5,284)			5,155

		Shares
CONVERTIBLE PREFERRED STOCKS - 1.0%
United States - 1.0%
AES Trust III
6.75% ▲		10,950	502
Bank of America Corp.
7.25% ▲ Λ		625	566
El Paso Energy Capital Trust I
4.75% ▲		6,300	239
Lucent Technologies Capital Trust I
7.75% ▲		4,900	3,821
Newell Financial Trust I
5.25% ▲		10,000	349
Sovereign Capital Trust IV
4.38% ▲		7,350	229
Total Convertible Preferred Stocks (cost $5,880)			5,706

PREFERRED STOCKS - 0.9%
United States - 0.9%
Countrywide Capital IV
6.75% Λ		88,375	1,833
Fannie Mae
4.75%		8,150	11
5.13%		2,900	4
5.38%		5,800	9
5.81%		2,400	4
6.75%		3,700	3
8.25%		255,925	282
8.25% *		132,200	145
Freddie Mac
5.00%		4,150	6
5.57% Λ		63,300	50
5.66%		18,750	14
5.70%		6,500	10
5.79%		12,000	19
5.81%		4,200	7
5.90%		9,300	8
6.00%		5,350	8
6.42%		3,750	7
6.55%		14,400	13
8.38% *		161,275	173
GMAC, Inc.
7.00% - 144A		1,675	1,197
SLM Corp.
6.00% Λ		78,825	1,382
Total Preferred Stocks (cost $17,405)			5,185

COMMON STOCKS - 0.1%
United States - 0.1%
DEX One Corp. ‡		9,131	283
Freddie Mac ‡ Λ		72,000	85
Owens-Illinois, Inc. ‡		10,796	294
Total Common Stocks (cost $4,992)			662

		Principal
LOAN ASSIGNMENT - 0.6%
United States - 0.6%
Level 3 Financing, Inc.
11.50%, 03/13/2014	$3,250		3,512
Total Loan Assignment (cost $3,223)

CONVERTIBLE BONDS - 5.9%
Canada - 0.4%
Nortel Networks Corp.
1.75%, 04/15/2012 Џ		450	306
2.13%, 04/15/2014 Џ		2,870	1,952
Cayman Islands - 0.0%
Transocean, Inc.
1.50%, 12/15/2037		160	153

The notes are an integral part of this report.

4

	Principal	Value
United States - 5.5%
Chesapeake Energy Corp.
2.25%, 12/15/2038	$265	$195
Ciena Corp.
0.88%, 06/15/2017	255	166
Ford Motor Co.
4.25%, 11/15/2016	3,715	4,973
Hercules, Inc.
6.50%, 06/30/2029	1,260	851
Human Genome Sciences, Inc.
2.25%, 08/15/2012	1,170	1,886
Incyte Corp., Ltd.
3.50%, 02/15/2011	650	661
Intel Corp.
2.95%, 12/15/2035	945	892
3.25%, 08/01/2039 - 144A	10,315	11,076
JDS Uniphase Corp.
1.00%, 05/15/2026	450	383
Level 3 Communications, Inc.
7.00%, 03/15/2015 - 144A §	2,110	2,326
3.50%, 06/15/2012	1,365	1,242
Liberty Media LLC
3.50%, 01/15/2031	123	70
Nektar Therapeutics
3.25%, 09/28/2012	1,960	1,855
Omnicare, Inc.
3.25%, 12/15/2035	610	497
ProLogis REIT
1.88%, 11/15/2037	50	45
Trinity Industries, Inc.
3.88%, 06/01/2036	1,760	1,300
Valeant Pharmaceuticals International
4.00%, 11/15/2013	1,300	1,589
Total Convertible Bonds (cost $29,265)		32,418

	Shares
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	3,696,920	3,697
Total Securities Lending Collateral (cost $3,697)

	Principal
REPURCHASE AGREEMENT - 16.9%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $93,193 on 02/01/2010. Collateralized by U.S. Government Agency Obligations, 2.93% - 4.00%, due 07/15/2025 - 07/01/2034, and with a total value of $95,057.	$93,193	93,193
Total Repurchase Agreement (cost $93,193)

Total Investment Securities (cost $616,988) #		618,666
Other Assets and Liabilities - Net		(66,813)

Net Assets		$551,853

The notes are an integral part of this report.

5

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Foreign Government Obligations	20.6%	$127,079
Diversified Financial Services	7.2	44,800
Mortgage-Backed Securitiy	6.6	40,934
Diversified Telecommunication Services	6.0	36,660
Consumer Finance	4.3	26,602
Asset-Backed Security	3.8	23,720
Communications Equipment	2.9	17,790
Building Products	2.5	15,493
Multiline Retail	2.0	12,119
Household Durables	2.0	12,088
Semiconductors & Semiconductor Equipment	1.9	11,968
Oil, Gas & Consumable Fuels	1.9	11,772
Commercial Banks	1.8	10,931
Transportation Infrastructure	1.6	10,151
Machinery	1.6	10,147
Paper & Forest Products	1.6	9,991
Automobiles	1.4	8,869
Real Estate Investment Trusts	1.4	8,696
Electric Utilities	1.3	8,189
Health Care Providers & Services	1.3	7,957
Wireless Telecommunication Services	1.0	6,662
Specialty Retail	1.0	5,973
Airlines	0.9	5,827
Metals & Mining	0.9	5,440
Leisure Equipment & Products	0.8	4,904
Independent Power Producers & Energy Traders	0.7	4,427
Office Electronics	0.7	4,304
Food & Staples Retailing	0.7	4,120
Industrial Conglomerates	0.5	2,860
Biotechnology	0.4	2,547
Life Sciences Tools & Services	0.3	1,855
Commercial Services & Supplies	0.3	1,786
Pharmaceuticals	0.3	1,589
Household Products	0.3	1,561
Chemicals	0.2	1,308
Energy Equipment & Services	0.2	1,250
Health Care Equipment & Supplies	0.2	1,203
Gas Utilities	0.1	900
Tobacco	0.1	900
U.S. Government Agency Obligation	0.1	858
Aerospace & Defense	0.1	734
Professional Services	0.1	424
Media	0.1	353
Containers & Packaging	0.0	294
Thrifts & Mortgage Finance	0.0	229
Investment Securities, at Value	84.3	518,264
Short-Term Investments	15.7	96,890
Total Investments	100.0%	$618,666

The notes are an integral part of this report.

6

NOTES TO SCHEDULE OF INVESTMENTS:

Ž	The security has a perpetual maturity. The date shown is the next call date.
*	Floating or variable rate note. Rate is listed as of 01/31/2010.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/31/2010.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
Џ	In default.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $3,613.
§	Illiquid. These securities aggregated $12,173, or 2.21%, of the fund’s net assets.
▲	Rate shown reflects the yield at 01/29/2010.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $616,988. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,915 and $32,237, respectively. Net unrealized appreciation for tax purposes is $1,678.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2010, these securities aggregated $67,717, or 12.27%, of the fund’s net assets.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
IDR	Indonesian Rupiah
KRW	South Korean Won
LB	Lehman Brothers
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SGD	Singapore Dollar

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$349	$—	$—	$349
Equities - Energy	239	—	—	239
Equities - Financials	5,207		—	5,207
Equities - Materials	294	—	—	294
Equities - Telecommunication Services	4,105	—	—	4,105
Equities - U.S. Government Agency Obligation	857	—	—	857
Equities - Utilities	502	—	—	502
Fixed Income - Asset-Backed Security	—	23,720	—	23,720
Fixed Income - Consumer Discretionary	—	50,619	—	50,619
Fixed Income - Consumer Staples	—	6,581	—	6,581
Fixed Income - Energy	—	13,683	—	13,683
Fixed Income - Financials	—	86,049	—	86,049
Fixed Income - Foreign Government Obligation	—	127,079	—	127,079
Fixed Income - Health Care	—	15,151	—	15,151
Fixed Income - Industrials	—	40,480	—	40,480
Fixed Income - Information Technology	—	34,061	—	34,061
Fixed Income - Materials	—	16,738	—	16,738
Fixed Income - Mortgage-Backed Security	—	40,934	—	40,934
Fixed Income - Telecommunication Services	—	43,014	—	43,014
Fixed Income - Utilities	—	12,114	—	12,114
Cash & Cash Equivalent - Repurchase Agreement	—	93,193	—	93,193
Cash & Cash Equivalent - Securities Lending Collateral	3,697	—	—	3,697
Total	$15,250	$603,416	$—	$618,666

The notes are an integral part of this report.

7

Transamerica MFS International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Austria - 0.6%
Erste Group Bank AG	62,720	$2,398
Bermuda - 1.0%
Li & Fung, Ltd.	894,000	4,099
Canada - 2.2%
Canadian National Railway Co.	186,023	9,288
Czech Republic - 0.8%
Komercni Banka AS	17,421	3,516
France - 18.1%
Air Liquide SA	69,523	7,421
AXA SA	322,768	6,713
GDF Suez	198,359	7,541
Groupe Danone SA	110,162	6,330
Legrand SA Λ	142,842	4,138
LVMH Moet Hennessy Louis Vuitton SA	148,022	16,229
Pernod-Ricard SA Λ	92,299	7,462
Schneider Electric SA	113,797	11,838
Total SA	114,126	6,654
Vivendi SA	149,303	3,902
Germany - 10.8%
Bayer AG	137,654	9,442
Beiersdorf AG	80,402	4,713
Deutsche Boerse AG	83,306	5,492
E.ON AG	76,529	2,829
Linde AG	134,537	14,811
Merck KGaA	61,591	5,509
SAP AG	76,546	3,511
Hong Kong - 0.6%
CNOOC, Ltd.	1,809,000	2,586
India - 1.7%
ICICI Bank, Ltd. ADR	29,100	1,027
Infosys Technologies, Ltd. ADR Λ	121,570	6,310
Italy - 0.7%
Intesa Sanpaolo SpA ‡	768,895	2,961
Japan - 12.6%
AEON Credit Service Co., Ltd. Λ	208,100	2,153
Canon, Inc.	192,800	7,551
Fanuc, Ltd.	57,100	5,478
Hirose Electric Co., Ltd. Λ	9,200	986
Hoya Corp. Λ	353,200	9,468
INPEX Corp. Λ	1,086	7,941
KAO Corp.	70,200	1,692
Konica Minolta Holdings, Inc.	233,000	2,385
Lawson, Inc. Λ	116,900	5,310
Nomura Holdings, Inc.	352,000	2,667
Shin-Etsu Chemical Co., Ltd.	120,700	6,325
Tokyo Electron, Ltd.	35,400	2,165
Korea, Republic of - 1.5%
Samsung Electronics Co., Ltd.	9,849	6,647
Mexico - 0.3%
America Movil SAB de CV - Series L ADR	30,580	1,335
Netherlands - 8.3%
Heineken NV	287,415	14,216
ING Groep NV ‡	601,572	5,725
TNT NV	297,912	8,598
Wolters Kluwer NV	339,782	7,133
Singapore - 1.0%
Singapore Telecommunications, Ltd.	2,087,150	4,467
South Africa - 0.8%
MTN Group, Ltd.	224,661	3,225
Switzerland - 15.7%
Actelion, Ltd. ‡	50,967	2,705
Cie Financiere Richemont SA	165,791	5,658
Givaudan SA	10,483	8,593
Julius Baer Group, Ltd.	200,297	6,659
Nestle SA	382,628	18,217
Roche Holding AG	117,510	19,776
Sonova Holding AG Λ	18,182	2,261
Swiss Reinsurance Co., Ltd.	26,645	1,168
UBS AG ‡	177,470	2,347
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	529,591	5,381
United Kingdom - 17.8%
BHP Billiton PLC	81,236	2,423
Burberry Group PLC	255,179	2,509
Diageo PLC	594,408	10,024
Hays PLC	1,199,830	2,125
HSBC Holdings PLC	837,907	9,072
Ladbrokes PLC	573,771	1,442
Reckitt Benckiser Group PLC	323,056	16,814
Royal Dutch Shell PLC - Class A	249,102	6,938
Smiths Group PLC	287,182	4,591
Standard Chartered PLC	323,642	7,512
Tesco PLC	499,511	3,398
William Hill PLC	610,374	1,950
WPP PLC	872,168	8,107
United States - 2.2%
Synthes, Inc.	75,055	9,602
Total Common Stocks (cost $384,907)		$421,459

SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22%▲	16,211,971	16,212
Total Securities Lending Collateral (cost $16,212)

	Principal
REPURCHASE AGREEMENT - 3.6%
State Street Repurchase Agreement 0.01%▲, dated 01/29/2010, to be repurchased at $15,284 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $15,593.	$15,284	15,284
Total Repurchase Agreement (cost $15,284)

Total Investment Securities (cost $416,403) #		452,955
Other Assets and Liabilities - Net		(23,405)

Net Assets		$429,550

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY (unaudited):
Chemicals	8.2%	$37,150
Pharmaceuticals	7.7	34,727
Beverages	6.9	31,702
Commercial Banks	5.9	26,486
Food Products	5.4	24,547
Textiles, Apparel & Luxury Goods	5.3	24,396
Oil, Gas & Consumable Fuels	5.4	24,119
Media	4.3	19,142
Household Products	4.0	18,506
Electrical Equipment	3.5	15,976
Semiconductors & Semiconductor Equipment	3.2	14,193
Health Care Equipment & Supplies	2.6	11,863
Capital Markets	2.6	11,673
Diversified Financial Services	2.5	11,217
Electronic Equipment & Instruments	2.2	10,454
Office Electronics	2.1	9,936
Road & Rail	2.1	9,288
Food & Staples Retailing	2.0	8,708
Air Freight & Logistics	1.9	8,598
Insurance	1.8	7,881
Multi-Utilities	1.7	7,541
IT Services	1.4	6,310
Machinery	1.2	5,478
Personal Products	1.0	4,713
Industrial Conglomerates	1.0	4,591
Wireless Telecommunication Services	1.0	4,560
Diversified Telecommunication Services	1.0	4,467
Distributors	0.9	4,099
Software	0.8	3,511
Hotels, Restaurants & Leisure	0.7	3,392
Electric Utilities	0.6	2,829
Biotechnology	0.6	2,705
Metals & Mining	0.5	2,423
Consumer Finance	0.5	2,153
Professional Services	0.5	2,125
Investment Securities, at Value	93.0	421,459
Short-Term Investments	7.0	31,496
Total Investments	100.0%	$452,955

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $15,465.
‡	Non-income producing security.
▲	Rate shown reflects yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $416,403. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,882 and $8,330, respectively. Net unrealized appreciation for tax purposes is $36,552.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report.

2

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$51,028	$—	$—	$51,028
Equities - Consumer Staples	88,175	—	—	88,175
Equities - Energy	24,119	—	—	24,119
Equities - Financials	59,410	—	—	59,410
Equities - Health Care	49,295	—	—	49,295
Equities - Industrials	46,056	—	—	46,056
Equities - Information Technology	44,404	—	—	44,404
Equities - Materials	39,574	—	—	39,574
Equities - Telecommunication Services	9,028	—	—	9,028
Equities - Utilities	10,370	—	—	10,370
Cash & Cash Equivalent - Repurchase Agreement	—	15,284	—	15,284
Cash & Cash Equivalent - Securities Lending Collateral	16,212	—	—	16,212
Total	$437,671	$15,284	$—	$452,955

The notes are an integral part of this report.

3

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 78.3%
Beverages - 2.9%
Coca-Cola Co.
0.13%, 03/18/2010 - 144A	$2,500	$2,500
0.16%, 02/02/2010 - 144A	1,500	1,500
0.18%, 03/15/2010 - 144A	3,900	3,898
Chemicals - 0.8%
E.I. du Pont de Nemours & Co.
0.20%, 06/15/2010 - 144A	2,100	2,098
Commercial Banks - 8.9%
Barclays U.S. Funding Corp.
0.18%, 02/19/2010	3,800	3,800
Toronto-Dominion Holdings USA, Inc.
0.18%, 02/22/2010 - 144A	7,100	7,099
UBS Finance Delaware LLC
0.10%, 02/26/2010	3,500	3,500
0.13%, 03/15/2010	1,500	1,500
0.14%, 02/09/2010	7,700	7,699
0.18%, 02/10/2010	1,100	1,100
Consumer Finance - 5.1%
Toyota Motor Credit Corp.
0.15%, 03/11/2010	2,150	2,150
0.19%, 03/02/2010 - 03/24/2010	5,500	5,498
0.20%, 03/03/2010	2,800	2,800
0.21%, 03/08/2010 - 03/16/2010	3,800	3,799
Diversified Financial Services - 46.3%
American Honda Finance Corp.
0.15%, 02/02/2010 - 03/25/2010	7,600	7,599
0.16%, 02/16/2010	6,500	6,499
CAFCO LLC
0.16%, 02/04/2010 - 144A	2,150	2,150
0.18%, 04/19/2010 - 04/20/2010 -144A	9,050	9,047
Caterpillar Financial Services Corp.
0.15%, 02/04/2010 - 02/17/2010	12,450	12,450
Ciesco LLC
0.23%, 03/09/2010 - 144A	2,600	2,599
General Electric Capital Corp.
0.13%, 03/30/2010 - 03/31/2010	9,100	9,098
0.17%, 03/22/2010	1,000	1,000
0.18%, 03/08/2010 - 03/16/2010	4,100	4,099
MetLife Funding, Inc.
0.11%, 02/19/2010	1,500	1,500
Old Line Funding LLC
0.17%, 04/12/2010 - 144A	5,400	5,398
0.19%, 03/08/2010 - 03/10/2010 -144A	8,800	8,799
PACCAR Financial Corp.
0.10%, 02/18/2010	4,000	4,000
0.15%, 04/12/2010	2,200	2,199
0.18%, 03/01/2010 - 03/18/2010	5,200	5,199
0.19%, 02/02/2010	800	800
Rabobank USA Financial Corp.
0.17%, 03/08/2010	5,500	5,499
0.18%, 03/09/2010	3,500	3,499
Sheffield Receivables Corp.
0.16%, 03/12/2010 - 04/08/2010 -144A	5,400	5,399
0.18%, 04/12/2010 - 144A	2,300	2,299
0.19%, 02/10/2010 - 144A	2,100	2,100
Straight-A Funding LLC
0.15%, 04/01/2010 - 144A	2,500	2,499
0.16%, 02/02/2010 - 04/15/2010 - 144A	6,250	6,248
0.17%, 04/19/2010 - 144A	3,000	2,999
0.18%, 03/08/2010 - 144A	2,000	2,000
Wal-Mart Funding Corp.
0.17%, 02/08/2010 - 144A	14,000	13,999
Food Products - 1.9%
Nestle Capital Corp.
0.10%, 02/22/2010 - 144A	5,400	5,400
Health Care Equipment & Supplies - 2.2%
Medtronic, Inc.
0.14%, 02/03/2010 - 144A	6,000	6,000
Media - 5.1%
Walt Disney Co.
0.12%, 02/22/2010 - 144A	5,800	5,800
0.14%, 03/05/2010 - 144A	8,500	8,498
Oil, Gas & Consumable Fuels - 5.1%
Total Capital SA
0.14%, 02/08/2010 - 144A	1,500	1,500
0.15%, 02/11/2010 - 144A	4,700	4,700
0.17%, 03/31/2010 - 144A	8,000	7,998
Total Commercial Paper (cost $217,814)		217,814

CORPORATE DEBT SECURITIES - 14.1%
Capital Markets - 1.5%
Goldman Sachs Group, Inc.
0.35%, 06/28/2010 *	4,250	4,251
Commercial Banks - 5.9%
Rabobank Nederland NV
0.65%, 05/19/2010 - 144A *	4,550	4,556
Wells Fargo & Co.
0.31%, 03/23/2010 *	11,930	11,931
Diversified Financial Services - 5.3%
Caterpillar Financial Services Corp.
0.73%, 02/08/2010 *	1,145	1,145
Merrill Lynch & Co., Inc.
2.50%, 05/12/2010 *	13,600	13,685
Diversified Telecommunication Services - 1.0%
AT&T, Inc.
0.38%, 02/05/2010 *	2,700	2,700
Household Products - 0.4%
Procter & Gamble Co.
0.44%, 03/09/2010 *	1,000	1,000
Total Corporate Debt Securities (cost $39,268)		39,268

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 6.6%
Province of Ontario Canada
0.14%, 03/17/2010 - 04/06/2010	13,600	13,596
Province of Quebec Canada
0.12%, 03/22/2010 - 04/27/2010 -144A	4,800	4,799
Total Short-Term Foreign Government Obligations (cost $18,395)		18,395

REPURCHASE AGREEMENT - 0.8%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $2,281 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $2,329.	2,281	2,281
Total Repurchase Agreement (cost $2,281)

Total Investment Securities (cost $277,758) #		277,758
Other Assets and Liabilities - Net		531

Net Assets		$278,289

The notes are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2010.
▲	Rate shown reflects yield at 01/29/2010.
#	Aggregate cost for federal income tax purposes is $277,758.

DEFINITION:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2010, these securities aggregated $131,882, or 47.39%, of the fund’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Consumer Discretionary	$—	$14,298	$—	$14,298
Fixed Income - Consumer Staples	—	14,299	—	14,299
Fixed Income - Energy	—	14,198	—	14,198
Fixed Income - Financials	—	203,489	—	203,489
Fixed Income - Health Care	—	6,000	—	6,000
Fixed Income - Materials	—	2,098	—	2,098
Fixed Income - Short-Term Foreign Government Obligation	—	18,395	—	18,395
Fixed Income - Telecommunication Services	—	2,700	—	2,700
Cash & Cash Equivalent - Repurchase Agreement	—	2,281	—	2,281
Total	$—	$277,758	$—	$277,758

The notes are an integral part of this report.

2

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1% €
Bonds - 9.9%
Transamerica JPMorgan International Bond	2,028,138	$22,451
Capital Preservation - 4.1%
Transamerica Money Market	9,333,143	9,333
Global/International Stocks - 9.4%
Transamerica Oppenheimer Developing Markets	927,041	9,762
Transamerica Schroders International Small Cap	1,382,391	11,487
Tactical and Specialty - 73.1%
Transamerica BlackRock Global Allocation	1,268,003	12,667
Transamerica BlackRock Natural Resources	2,267,808	22,791
Transamerica BNY Mellon Market Neutral Strategy ‡	2,185,106	18,399
Transamerica Clarion Global Real Estate Securities	2,443,314	25,118
Transamerica Federated Market Opportunity	2,337,061	20,823
Transamerica First Quadrant Global Macro ‡	4,046,330	24,845
Transamerica Loomis Sayles Bond	4,031,277	40,757
U.S. Stocks - 3.6%
Transamerica Third Avenue Value	436,180	8,222
Total Investment Companies (cost $245,926) #		226,655
Other Assets and Liabilities - Net		(323)

Net Assets		$226,332

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $245,926. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,808 and $23,079, respectively. Net unrealized depreciation for tax purposes is $19,271.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$226,655	$—	$—	$226,655

The notes are an integral part of this report.

1

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8% €
Global/International Stocks - 89.0%
Transamerica AllianceBernstein International Value	4,111,112	$31,162
Transamerica MFS International Equity	5,586,862	45,142
Transamerica Neuberger Berman International	3,953,692	30,246
Transamerica Oppenheimer Developing Markets	3,525,030	37,119
Transamerica Schroders International Small Cap	4,519,078	37,554
Transamerica Thornburg International Value	6,137,191	58,977
Transamerica WMC Emerging Markets	2,335,964	28,499
Tactical and Specialty - 10.8%
Transamerica BlackRock Global Allocation	1,800,283	17,985
Transamerica Clarion Global Real Estate Securities	1,415,891	14,555
Total Investment Companies (cost $339,063) #		301,239
Other Assets and Liabilities - Net		738

Net Assets		$301,977

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.
#

Aggregate cost for federal income tax purposes is $339,063. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,935 and $42,759, respectively. Net unrealized depreciation for tax purposes is $37,824.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$301,239	$—	$—	$301,239

The notes are an integral part of this report.

1

Transamerica Neuberger Berman International

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Australia - 0.9%
BHP Billiton, Ltd. ADR Λ	61,200	$4,245
Austria - 0.8%
Schoeller-Bleckmann Oilfield Equipment AG	77,906	4,092
Belgium - 2.8%
Anheuser-Busch InBev NV	85,883	4,305
Anheuser-Busch InBev NV - STRIP VVPR ‡	130,726	1
Colruyt SA	17,687	4,314
Telenet Group Holding NV ‡	184,279	5,319
Bermuda - 0.5%
Kerry Properties, Ltd.	545,500	2,452
Brazil - 1.8%
Petroleo Brasileiro SA - Class A ADR	99,122	3,576
Porto Seguro SA ‡	103,200	1,038
Ultrapar Participacoes SA ADR Λ	97,090	4,266
Canada - 6.6%
Barrick Gold Corp.	81,600	2,833
Cameco Corp.	152,180	4,113
Corus Entertainment, Inc. - Class B	153,030	2,662
Macdonald Dettwiler & Associates, Ltd. § ‡	328,170	11,953
Neo Material Technologies, Inc. ‡	596,400	2,371
Pacific Rubiales Energy Corp. ‡	138,900	1,855
Silver Wheaton Corp. ‡	154,700	2,134
Talisman Energy, Inc.	275,885	4,565
Cayman Islands - 1.1%
Changyou.com, Ltd. ADR ‡	78,200	2,627
Minth Group, Ltd.	163,900	208
Xinao Gas Holdings, Ltd.	990,000	2,356
Chile - 1.0%
Sociedad Quimica y Minera de Chile SA ADR - Series B Λ	132,285	4,813
China - 0.5%
Bank of China, Ltd.	5,294,000	2,564
Cyprus - 0.8%
ProSafe SE	720,150	4,071
Denmark - 2.5%
A.P. Moller Maersk A/S - Series B	479	3,788
Novo Nordisk A/S - Class B	76,594	5,214
TrygVesta AS	54,045	3,311
France - 9.1%
Alstom SA	69,540	4,686
Arkema SA	96,748	3,721
CNP Assurances	32,427	2,878
Eutelsat Communications	84,655	2,743
Ipsen SA	141,118	7,611
IPSOS §	205,647	6,479
Societe Generale	69,843	4,087
Sodexo ‡ Λ	86,002	4,730
Teleperformance	113,188	3,711
Thales SA	89,948	4,095
Germany - 8.3%
Deutsche Boerse AG	99,719	6,574
Fresenius Medical Care AG & Co. KGaA	87,038	4,421
Gerresheimer AG	205,141	6,727
Linde AG	61,983	6,824
SAP AG ADR Λ	98,235	4,452
SMA Solar Technology AG	27,968	3,296
Tognum AG	275,248	4,820
Wincor Nixdorf AG Λ	54,125	3,677
Greece - 0.5%
Titan Cement Co. SA	87,946	2,516
Hong Kong - 1.0%
China Mobile, Ltd. ADR Λ	105,865	4,970
India - 0.9%
Hero Honda Motors, Ltd.	102,991	3,495
State Bank of India, Ltd. GDR	12,760	1,147
Ireland - 2.0%
DCC PLC	196,035	5,314
Willis Group Holdings PLC	173,800	4,559
Israel - 1.0%
Makhteshim-Agan Industries, Ltd.	936,928	4,771
Japan - 11.7%
Brother Industries, Ltd.	438,400	4,784
Circle K Sunkus Co., Ltd.	287,200	3,726
Jupiter Telecommunications Co., Ltd. Λ	8,519	8,540
KDDI Corp.	1,178	6,219
Kenedix Realty Investment Corp. REIT	1,452	4,118
Nihon Kohden Corp.	380,200	6,048
Nintendo Co., Ltd. ADR Λ	105,815	3,693
NSD Co., Ltd. § Λ	349,200	3,733
Point, Inc.	46,300	2,657
Sankyo Co., Ltd. Λ	89,900	4,810
Sundrug Co., Ltd. Λ	137,600	3,104
Yahoo! Japan Corp. Λ	15,995	6,069
Jersey, Channel Islands - 2.6%
Experian Group, Ltd.	766,446	7,332
Informa PLC	1,049,809	5,538
Korea, Republic of - 1.8%
Hyundai Mobis ‡	46,289	5,897
Samsung SDI Co., Ltd.	26,457	3,097
Luxembourg - 0.8%
ArcelorMittal	99,016	3,911
Netherlands - 8.7%
Fugro NV	97,928	5,845
Koninklijke Ahold NV	512,477	6,465
Nutreco Holding NV	119,247	6,355
Sligro Food Group NV §	193,721	5,869
TNT NV	269,322	7,773
Unilever NV	338,791	10,430
Norway - 1.6%
DnB NOR ASA ‡	674,585	7,705
Singapore - 1.0%
United Overseas Bank, Ltd.	385,000	4,972
South Africa - 0.5%
MTN Group, Ltd.	167,118	2,399
Sweden - 1.6%
Svenska Handelsbanken AB - Class A	171,583	4,514
Swedbank AB ‡	355,859	3,119
Switzerland - 8.2%
Barry Callebaut AG ‡	5,994	3,862
Bucher Industries AG	34,111	4,020
Credit Suisse Group AG	93,464	4,102
Givaudan SA	6,304	5,168
Nestle SA	109,753	5,225
Nobel Biocare Holding AG	125,475	3,712
Roche Holding AG	24,681	4,153
SGS SA ‡	3,900	5,041
Sulzer AG	59,715	5,067
United Kingdom - 17.4%
Amlin PLC	1,169,389	7,286
Antofagasta PLC	254,287	3,573
Balfour Beatty PLC	629,118	2,689
Barclays PLC	976,135	4,222
BP PLC	397,583	3,730
Cairn Energy PLC ‡	1,043,090	5,419
Chemring Group PLC	209,623	10,813
Croda International PLC	308,394	3,702
Diageo PLC	223,367	3,767
Fidessa Group PLC	33,506	667
HSBC Holdings PLC	1,086,837	11,703
Reed Elsevier PLC	483,344	3,863
RPS Group PLC §	1,581,884	5,057
Smith & Nephew PLC	377,469	3,819

The notes are an integral part of this report.

1

	Shares	Value
United Kingdom (continued)
Tullow Oil PLC	220,446	$4,070
Vodafone Group PLC	5,246,088	11,283
Total Common Stocks (cost $444,417)		482,085

WARRANT - 0.0%
Italy - 0.0%
UBI Banca SCpA ‡
Expiration: 06/30/2011
Exercise Price: $12.30	138,395	8
Total Warrant (cost $—)

SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22%▲	23,518,699	23,519
Total Securities Lending Collateral (cost $23,519)

	Principal
REPURCHASE AGREEMENT - 2.2%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $10,813 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $11,033.	$10,813	10,813
Total Repurchase Agreement (cost $10,813)

Total Investment Securities (cost $478,749) #		516,425
Other Assets and Liabilities - Net		(24,569)

Net Assets		$491,856

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	8.6%	$44,041
Chemicals	6.0	31,370
Media	5.7	29,825
Oil, Gas & Consumable Fuels	5.3	27,328
Food Products	5.0	25,872
Wireless Telecommunication Services	4.9	24,871
Food & Staples Retailing	3.8	19,752
Insurance	3.7	19,072
Commercial Services & Supplies	3.4	17,010
Pharmaceuticals	3.3	16,978
Metals & Mining	3.3	16,696
Professional Services	3.1	16,084
Software	2.9	15,172
Aerospace & Defense	2.9	14,908
Energy Equipment & Services	2.7	14,008
Health Care Equipment & Supplies	2.6	13,579
Electrical Equipment	2.4	12,802
Machinery	1.8	9,087
Beverages	1.5	8,073
Air Freight & Logistics	1.5	7,773
Life Sciences Tools & Services	1.3	6,727
Diversified Financial Services	1.3	6,574
Multiline Retail	1.2	6,383
Auto Components	1.2	6,105
Internet Software & Services	1.1	6,069
Diversified Telecommunication Services	1.1	5,319
Industrial Conglomerates	1.0	5,314
Leisure Equipment & Products	0.9	4,810
Office Electronics	0.9	4,784
Hotels, Restaurants & Leisure	0.9	4,730
Health Care Providers & Services	0.9	4,421
Specialty Retail	0.8	4,266
Real Estate Investment Trusts	0.8	4,118
Capital Markets	0.8	4,102
Marine	0.7	3,788
Computers & Peripherals	0.7	3,677
Automobiles	0.7	3,495
Electronic Equipment & Instruments	0.6	3,097
Construction & Engineering	0.5	2,689
Construction Materials	0.5	2,516
Real Estate Management & Development	0.5	2,452

The notes are an integral part of this report.

2

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY: (continued)
Gas Utilities	0.5%	$2,356
Investment Securities, at Value	93.3	482,093
Short-Term Investments	6.7	34,332
Total Investments	100.0%	$516,425

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $22,566.
‡	Non-income producing security.
§	Illiquid. These securities aggregated $33,091, or 6.73%, of the fund’s net assets.
▲	Rate shown reflects yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $478,749. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $56,059 and $18,383, respectively. Net unrealized appreciation for tax purposes is $37,676.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	If presented along with the corresponding company share, it allows a benefit of a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$71,568	$—	$—	$71,568
Equities - Consumer Staples	53,697	—	—	53,697
Equities - Energy	41,335	—	—	41,335
Equities - Financials	80,359	—	—	80,359
Equities - Health Care	41,706	—	—	41,706
Equities - Industrials	77,502	—	—	77,502
Equities - Information Technology	32,799	—	—	32,799
Equities - Materials	50,580	—	—	50,580
Equities - Telecommunication Services	30,191	—	—	30,191
Equities - Utilities	2,356	—	—	2,356
Cash & Cash Equivalent - Repurchase Agreement	—	10,813	—	10,813
Cash & Cash Equivalent - Securities Lending Collateral	23,519	—	—	23,519
Total	$505,612	$10,813	$—	$516,425

The notes are an integral part of this report.

3

Transamerica Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.7%
Brazil - 1.7%
Lojas Americanas SA, 0.27% ▲	889,990	$6,246
NET Servicos de Comunicacao SA	210,897	2,439
Total Preferred Stocks (cost $7,600)		8,685

COMMON STOCKS - 95.8%
Bermuda - 0.8%
Credicorp, Ltd.	35,200	2,626
Dairy Farm International Holdings, Ltd. Λ	225,400	1,443
Jardine Strategic Holdings, Ltd.	3,035	52
Brazil - 11.3%
B2W Cia Global Do Varejo	113,000	2,278
BM&FBOVESPA SA	670,146	4,526
Cia de Bebidas das Americas ADR Λ	41,100	3,804
Cielo SA	32,000	255
Cyrela Brazil Realty SA REIT	295,000	3,386
Diagnosticos da America SA ‡	58,200	1,785
Empresa Brasileira de Aeronautica SA ADR ‡	208,200	4,420
Gafisa SA	75,000	970
MRV Engenharia e Participacoes SA	39,000	251
Multiplan Empreendimentos Imobiliarios SA	56,000	892
Natura Cosmeticos SA ‡	570,300	10,268
Petroleo Brasileiro SA - Class A ADR	430,500	15,533
Vale SA - Class B ADR Λ	387,500	8,750
Weg SA	118,000	1,130
Canada - 0.4%
Niko Resources, Ltd.	21,100	1,948
Cayman Islands - 1.9%
Baidu, Inc. ADR ‡	5,900	2,429
Ctrip.com International, Ltd. ADR ‡	73,000	2,284
Tencent Holdings, Ltd.	205,800	3,846
Tingyi Cayman Islands Holding Corp.	527,000	1,146
Chile - 1.5%
Banco Santander Chile	25,507,001	1,557
Centros Comerciales Sudamericanos SA	1,416,281	5,009
Parque Arauco SA	301,600	368
Sociedad Quimica y Minera de Chile SA ADR Λ	18,900	688
China - 1.8%
China Shenhua Energy Co., Ltd. - Class H	743,000	3,157
PetroChina Co., Ltd.	2,538,000	2,877
Shanghai Zhenhua Heavy Industry Co., Ltd.	2,056,270	1,608
Travelsky Technology, Ltd.	1,748,000	1,439
Wumart Stores, Inc.	231,000	387
Colombia - 1.1%
Almacenes Exito SA	83,501	778
Almacenes Exito SA - 144A GDR	164,000	1,546
Bancolombia SA ADR Λ	78,800	3,396
Denmark - 1.4%
Carlsberg AS - Class B	98,200	7,388
Egypt - 2.2%
Commercial International Bank	538,092	5,872
Eastern Tobacco	53,924	1,263
Egyptian Financial Group-Hermes Holding	455,470	2,622
Orascom Telecom Holding SAE	1,485,041	1,489
France - 0.3%
CFAO SA ‡	42,440	1,706
Hong Kong - 8.6%
China Mobile, Ltd.	858,000	8,156
China Resources Enterprise, Ltd.	1,745,000	5,776
China Unicom, Ltd.	1,196,000	1,354
CNOOC, Ltd.	6,787,000	9,704
Hang Lung Properties, Ltd.	2,057,000	7,140
Hong Kong Exchanges & Clearing, Ltd.	545,000	9,267
Television Broadcasts, Ltd.	634,000	2,964
India - 13.3%
ABB, Ltd.	55,900	984
Cairn India, Ltd. ‡	253,300	1,461
Colgate Palmolive Co. ‡	35,000	521
Divi’s Laboratories, Ltd.	196,008	2,598
HDFC Bank, Ltd. ADR Λ	107,100	12,670
Hindustan Unilever, Ltd.	588,700	3,111
Housing Development Finance Corp.	126,800	6,564
ICICI Bank, Ltd. ADR Λ	92,200	3,253
Infosys Technologies, Ltd.	422,100	22,856
ITC, Ltd.	167,300	907
Sun Pharmaceutical Industries, Ltd. ‡	53,200	1,717
Tata Consultancy Services, Ltd.	335,602	5,343
Zee Entertainment Enterprises, Ltd.	1,096,100	6,148
Indonesia - 3.1%
Astra International Tbk	956,600	3,678
Bank Central Asia	5,756,400	3,078
Telekomunikasi Indonesia Tbk	7,363,175	7,363
Unilever Indonesia	1,357,500	1,641
Korea, Republic of - 4.7%
GS Engineering & Construction Corp.	13,309	1,018
Hyundai Engineering & Construction Co., Ltd.	54,313	3,011
MegaStudy Co., Ltd. ‡	8,965	1,623
Mirae Asset Securities Co., Ltd.	43,678	2,188
NHN Corp. ‡	68,087	10,139
Shinsegae Co., Ltd.	14,127	6,384
Luxembourg - 1.3%
Tenaris SA ADR Λ	157,100	6,912
Mexico - 9.8%
America Movil SAB de CV - Series L ADR	370,500	16,173
Bolsa Mexicana de Valores SA de CV ‡	92,500	117
Corp GEO SAB de CV - Series B ‡ Λ	644,900	1,709
Fomento Economico Mexicano SAB de CV Λ	1,352,000	5,699
Fomento Economico Mexicano SAB de CV ADR	96,200	4,056
Grupo Modelo SAB de CV - Series C ‡	1,222,500	6,033
Grupo Televisa SA ADR	360,500	7,044
Impulsora Del Desarrollo Y El Empleo en America Latina SAB de CV ‡ Λ	1,058,100	1,262
Sare Holding SAB de CV - Class B ‡	2,026,201	624
Wal-Mart de Mexico SAB de CV - Series V Λ	1,727,093	7,657
Norway - 0.3%
DNO International ASA ‡	1,449,800	1,410
Philippines - 2.9%
Jollibee Foods Corp.	1,539,800	1,738
Philippine Long Distance Telephone Co. ‡	48,100	2,762
SM Investments Corp.	249,730	1,705
SM Prime Holdings, Inc.	41,976,470	8,486
Russian Federation - 5.7%
Gazprom OAO ADR	299,900	7,380
Magnit OAO	190,843	12,977
Novatek OAO - 144A GDR	65,900	4,712
Novatek OAO Reg S GDR Λ	58,500	4,183
South Africa - 5.7%
Anglo Platinum, Ltd. ‡	41,200	3,923
Impala Platinum Holdings, Ltd.	398,200	10,315
JSE, Ltd.	41,800	310
MTN Group, Ltd.	451,700	6,485
Standard Bank Group, Ltd.	455,219	6,500
Tiger Brands, Ltd.	81,148	1,884
Sweden - 0.6%
Oriflame Cosmetics SA Λ	57,700	3,186
Taiwan - 7.3%
Epistar Corp.	1,269,000	4,032
Epistar Corp. - 144A GDR § ‡	56,500	848
High Tech Computer Corp.	393,750	3,883
Mediatek, Inc.	684,370	11,140
Synnex Technology International Corp.	390,198	804
Taiwan Semiconductor Manufacturing Co., Ltd.	8,849,459	17,035

The notes are an integral part of this report.

1

	Shares	Value
Turkey - 4.5%
Aksigorta AS	335,586	$419
Anadolu AS	206,521	2,152
Bim Birlesik Magazalar AS	38,200	1,748
Enka Insaat Ve Sanayi AS	1,293,450	6,093
Haci Omer Sabanci Holding AS ‡	840,618	3,642
Turkcell Iletisim Hizmet AS	987,500	7,258
Yapi Ve Kredi Bankasi AS ‡	654,978	1,593
United Kingdom - 4.8%
Anglo American PLC ‡	243,500	9,038
SABMiller PLC	423,990	11,597
Tullow Oil PLC	226,630	4,184
United States - 0.5%
Sohu.com, Inc. ‡ Λ	52,100	2,623
Total Common Stocks (cost $416,927)		493,120

RIGHTS - 1.2%
Egypt - 1.2%
Orascom Telecom Holding SAE ‡	7,276,700	5,965
Total Rights (cost $—)

SECURITIES LENDING COLLATERAL - 4.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	20,514,460	20,514
Total Securities Lending Collateral (cost $20,514)

	Principal
REPURCHASE AGREEMENT - 0.5%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $2,828 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,885.	$2,828	2,828
Total Repurchase Agreement (cost $2,828)

Total Investment Securities (cost $447,869) #		531,112
Other Assets and Liabilities - Net		(16,558)

Net Assets		$514,554

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Oil, Gas & Consumable Fuels	10.9%	$56,549
Wireless Telecommunication Services	9.1	48,288
Beverages	7.8	40,729
Commercial Banks	7.6	40,545
Food & Staples Retailing	7.0	37,929
Semiconductors & Semiconductor Equipment	6.2	33,055
Metals & Mining	6.0	32,026
IT Services	5.5	29,893
Internet Software & Services	3.6	19,037
Media	3.6	18,595
Real Estate Management & Development	3.3	17,137
Diversified Financial Services	3.2	16,827
Personal Products	2.6	13,454
Diversified Telecommunication Services	1.7	8,717
Industrial Conglomerates	1.4	7,798
Energy Equipment & Services	1.3	6,912
Household Durables	1.2	6,689
Thrifts & Mortgage Finance	1.2	6,564
Multiline Retail	1.1	6,246
Capital Markets	1.1	5,897
Distributors	1.1	5,776
Construction & Engineering	1.0	5,291
Household Products	1.0	5,273
Aerospace & Defense	0.8	4,420
Hotels, Restaurants & Leisure	0.7	4,022
Computers & Peripherals	0.7	3,883
Automobiles	0.7	3,678
Food Products	0.6	3,030
Machinery	0.5	2,738
Life Sciences Tools & Services	0.5	2,598
Internet & Catalog Retail	0.4	2,278
Tobacco	0.4	2,170
Health Care Providers & Services	0.3	1,785
Pharmaceuticals	0.3	1,717
Auto Components	0.3	1,706

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY: (continued)
Commercial Services & Supplies	0.3%	1,623
Electrical Equipment	0.2	984
Electronic Equipment & Instruments	0.2	804
Chemicals	0.1	688
Insurance	0.1	419
Investment Securities, at Value	95.6	507,770
Short-Term Investments	4.4	23,342
Total Investments	100.0%	$531,112

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects yield at 01/29/2010.
‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $19,768.
§	Illiquid. These securities aggregated $848, or 0.16%, of the fund’s net assets.
#

Aggregate cost for federal income tax purposes is $447,869. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $114,758 and $31,515, respectively. Net unrealized appreciation for tax purposes is $83,243.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2010, these securities aggregated $7,106, or 1.38%, of the fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$50,615	$—	$—	$50,615
Equities - Consumer Staples	102,586	—	—	102,586
Equities - Energy	63,462	—	—	63,462
Equities - Financials	87,388	—	—	87,388
Equities - Health Care	6,100	—	—	6,100
Equities - Industrials	21,231	—	—	21,231
Equities - Information Technology	86,671	—	—	86,671
Equities - Materials	32,714	—	—	32,714
Equities - Telecommunication Services	51,038	5,965	—	57,003
Cash & Cash Equivalent - Repurchase Agreement	—	2,828	—	2,828
Cash & Cash Equivalent - Securities Lending Collateral	20,514	—	—	20,514
Total	$522,319	$8,793	$—	$531,112

The notes are an integral part of this report.

3

Transamerica Oppenheimer Small- & Mid-Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Aerospace & Defense - 1.8%
Goodrich Corp.	78,720	$4,874
Auto Components - 2.5%
Goodyear Tire & Rubber Co. ‡	253,010	3,375
WABCO Holdings, Inc.	140,400	3,629
Beverages - 1.8%
Molson Coors Brewing Co. - Class B	118,030	4,957
Capital Markets - 2.6%
Affiliated Managers Group, Inc. ‡	67,504	4,088
Investment Technology Group, Inc. ‡ Λ	157,499	3,229
Chemicals - 2.5%
Celanese Corp. - Series A	123,700	3,601
Intrepid Potash, Inc. ‡ Λ	135,900	3,328
Commercial Banks - 3.1%
Comerica, Inc.	78,760	2,718
Fifth Third Bancorp	269,700	3,356
KeyCorp	337,090	2,420
Commercial Services & Supplies - 2.1%
KAR Auction Services, Inc. ‡	130,932	1,816
Towers Watson & Co. - Class A	89,930	3,924
Computers & Peripherals - 0.8%
Seagate Technology	135,200	2,262
Construction & Engineering - 0.8%
Foster Wheeler AG ‡	78,700	2,202
Containers & Packaging - 1.0%
Owens-Illinois, Inc. ‡	101,000	2,749
Diversified Consumer Services - 0.9%
Apollo Group, Inc. -Class A ‡	39,400	2,387
Diversified Financial Services - 1.8%
Fifth Street Finance Corp. Λ	168,695	1,847
Invesco, Ltd.	168,700	3,256
Electric Utilities - 3.6%
Allegheny Energy, Inc.	168,720	3,535
Cleco Corp.	112,490	2,916
NV Energy, Inc.	337,390	3,886
Electrical Equipment - 1.6%
General Cable Corp. ‡ Λ	152,860	4,448
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. ‡	112,494	3,153
Amphenol Corp. - Class A	67,518	2,690
Energy Equipment & Services - 2.2%
Ensco International PLC ADR	70,200	2,740
Smith International, Inc.	112,500	3,411
Food & Staples Retailing - 1.7%
Kroger Co.	224,890	4,819
Food Products - 0.5%
Dole Food Co., Inc. ‡ Λ	112,500	1,294
Gas Utilities - 1.1%
EQT Corp.	67,500	2,971
Health Care Equipment & Supplies - 2.1%
Hologic, Inc. ‡	89,800	1,353
Hospira, Inc. ‡	89,930	4,554
Health Care Providers & Services - 2.9%
Aetna, Inc.	123,430	3,699
DaVita, Inc. ‡	73,137	4,371
Hotels, Restaurants & Leisure - 3.9%
Bally Technologies, Inc. ‡	39,360	1,561
Brinker International, Inc.	269,800	4,403
Burger King Holdings, Inc.	168,670	2,942
Pinnacle Entertainment, Inc. ‡ Λ	281,131	2,294
Household Durables - 0.9%
Mohawk Industries, Inc. ‡ Λ	61,700	2,555
Household Products - 1.4%
Energizer Holdings, Inc. ‡	67,478	3,745
Independent Power Producers & Energy Traders - 1.1%
NRG Energy, Inc. ‡	120,930	2,916
Industrial Conglomerates - 2.0%
Tyco International, Ltd. ‡ Λ	157,490	5,580
Insurance - 9.4%
ACE, Ltd. ‡	123,578	6,089
AON Corp.	44,900	1,747
Assurant, Inc.	191,190	6,009
Everest RE Group, Ltd.	89,954	7,713
Fidelity National Financial, Inc. - Class A	152,191	1,963
Genworth Financial, Inc. - Class A ‡	168,700	2,335
IT Services - 1.9%
Teletech Holdings, Inc. ‡	281,187	5,354
Leisure Equipment & Products - 1.5%
Mattel, Inc.	207,350	4,089
Life Sciences Tools & Services - 2.1%
Charles River Laboratories International, Inc. ‡	89,940	3,268
Thermo Fisher Scientific, Inc. ‡ Λ	56,220	2,595
Machinery - 2.1%
Navistar International Corp. ‡ Λ	157,301	5,818
Media - 1.7%
Cablevision Systems Corp. - Class A	84,350	2,163
Time Warner Cable, Inc.	56,140	2,447
Metals & Mining - 1.2%
First Quantum Minerals, Ltd.	44,900	3,256
Multi-Utilities - 2.5%
CMS Energy Corp. Λ	449,878	6,825
Oil, Gas & Consumable Fuels - 4.6%
Alpha Natural Resources, Inc. ‡	112,500	4,568
Cabot Oil & Gas Corp.	56,280	2,154
Noble Energy, Inc.	44,980	3,326
Range Resources Corp.	56,219	2,586
Pharmaceuticals - 2.2%
Biovail Corp.	224,900	3,266
Shire PLC ADR	45,020	2,683
Real Estate Investment Trusts - 2.8%
BioMed Realty Trust, Inc.	112,496	1,639
CreXus Investment Corp. ‡	90,000	1,239
ProLogis	247,450	3,119
Starwood Property Trust, Inc.	90,000	1,765
Road & Rail - 1.0%
JB Hunt Transport Services, Inc.	89,800	2,753
Semiconductors & Semiconductor Equipment - 3.5%
LAM Research Corp. ‡ Λ	67,515	2,229
LSI Corp. ‡	618,090	3,084
Marvell Technology Group, Ltd. ‡ Λ	84,400	1,471
Varian Semiconductor Equipment Associates, Inc. ‡	90,015	2,640
Software - 1.9%
Electronic Arts, Inc. ‡	112,460	1,831
McAfee, Inc. ‡	90,016	3,393

The notes are an integral part of this report.

1

	Shares	Value
Specialty Retail - 4.0%
Abercrombie & Fitch Co. - Class A	95,400	$3,009
Advance Auto Parts, Inc.	84,301	3,325
Bed Bath & Beyond, Inc. ‡	67,510	2,613
Chico’s FAS, Inc. ‡	134,930	1,723
Gymboree Corp. ‡	9,000	351
Textiles, Apparel & Luxury Goods - 0.8%
Phillips-Van Heusen Corp.	55,960	2,199
Thrifts & Mortgage Finance - 0.9%
NewAlliance Bancshares, Inc.	224,950	2,618
Trading Companies & Distributors - 1.1%
Aircastle, Ltd. Λ	327,090	3,111
Wireless Telecommunication Services - 1.3%
NII Holdings, Inc. ‡	106,830	3,498
Total Common Stocks (cost $225,682)		263,718

SECURITIES LENDING COLLATERAL - 5.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	15,432,401	15,432
Total Securities Lending Collateral (cost $15,432)

	Principal
REPURCHASE AGREEMENT - 4.9%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $13,452 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 3.75%, due 12/15/2023, and with a value of $13,723.	$13,452	13,452
Total Repurchase Agreement (cost $13,452)

Total Investment Securities (cost $254,566) #		292,602
Other Assets and Liabilities - Net		(15,943)

Net Assets		$276,659

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $15,097.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $254,566. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,405 and $6,369, respectively. Net unrealized appreciation for tax purposes is $38,036.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$48,990	$—	$—	$48,990
Equities - Consumer Staples	14,815	—	—	14,815
Equities - Energy	18,785	—	—	18,785
Equities - Financials	57,149	—	—	57,149
Equities - Health Care	25,789	—	—	25,789
Equities - Industrials	30,602	—	—	30,602
Equities - Information Technology	28,107	—	—	28,107
Equities - Materials	12,934	—	—	12,934
Equities - Telecommunication Services	3,498	—	—	3,498
Equities - Utilities	23,049	—	—	23,049
Cash & Cash Equivalent - Repurchase Agreement	—	13,452	—	13,452
Cash & Cash Equivalent - Securities Lending Collateral	15,432	—	—	15,432
Total	$279,150	$13,452	$—	$292,602

The notes are an integral part of this report.

2

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 94.7%
U.S. Treasury Inflation Indexed Bond
2.00%, 01/15/2026	$30,734		$31,407
2.38%, 01/15/2025 - 01/15/2027		90,049	96,720
2.50%, 01/15/2029		12,433	13,560
3.38%, 04/15/2032		609	766
3.63%, 04/15/2028		36,512	45,811
3.88%, 04/15/2029		47,686	62,275
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/2013		1,228	1,259
0.88%, 04/15/2010		4,910	4,928
1.25%, 04/15/2014		1,635	1,705
1.38%, 07/15/2018		8,527	8,693
1.63%, 01/15/2018		14,559	15,147
1.75%, 01/15/2028		13,527	13,198
1.88%, 07/15/2013 - 07/15/2019		111,732	118,887
2.00%, 04/15/2012 - 01/15/2016		132,522	141,432
2.13%, 01/15/2019		1,128	1,217
2.38%, 04/15/2011 µ		60,158	62,358
2.38%, 01/15/2017		41,512	45,458
2.50%, 07/15/2016		21,744	24,005
2.63%, 07/15/2017		1,044	1,164
3.00%, 07/15/2012		32,604	35,307
3.38%, 01/15/2012		11,152	11,989
Total U.S. Government Obligations (cost $691,727)			737,286

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
Fannie Mae
0.38%, 08/25/2034 *		130	119
1.68%, 10/01/2044 *		65	63
Freddie Mac
0.11%, 02/01/2011 * €		43	43
0.46%, 02/15/2019 *		3,611	3,610
5.00%, 02/15/2020		985	1,030
Total U.S. Government Agency Obligations (cost $4,877)			4,865

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Australia Government Bond
3.00%, 09/20/2025	AUD	900	837
Bundesrepublik Deutschland
4.25%, 07/04/2018	EUR	1,300	1,963
Canada Government Bond
2.00%, 12/01/2041	CAD	518	547
3.00%, 12/01/2036		2,125	2,650
4.00%, 12/01/2031		126	174
Deutsche Bundesrepublik Inflation Linked
1.75%, 04/15/2020	EUR	607	867
Total Foreign Government Obligations (cost $7,122)			7,038

MORTGAGE-BACKED SECURITIES - 1.4%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.49%, 02/10/2051	$530		478
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, 09/25/2033		45	46
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
2.86%, 03/25/2035 *		894	842
Series 2005-2, Class A2
2.18%, 03/25/2035 *		287	275
Series 2005-5, Class A1
2.53%, 08/25/2035 *		275	265
Series 2005-5, Class A2
2.56%, 08/25/2035 *		477	460
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
2.81%, 12/25/2035 *		42	39
Series 2005-6, Class A1
2.51%, 08/25/2035 *		329	298
Series 2005-6, Class A2
4.25%, 08/25/2035 *		426	388
Series 2005-6, Class A3
4.10%, 08/25/2035 *		63	56
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *		400	373
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
0.52%, 04/25/2035 *		1,185	665
Series 2005-R2, Class 1AF1
0.57%, 06/25/2035 - 144A *		300	264
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
0.45%, 06/25/2045 *		488	268
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.95%, 09/25/2035 *		848	785
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4
5.43%, 12/12/2043		510	489
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *		200	187
Master Alternative Loans Trust
Series 2006-2, Class 2A1
0.63%, 03/25/2036 *		882	424
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049		300	273
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *		1,200	1,093
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
0.41%, 06/25/2046 *		1,294	486
Sequoia Mortgage Trust
Series 5, Class A
0.58%, 10/19/2026 *		143	107
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1
0.44%, 05/25/2046 *		1,105	532
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4
5.42%, 01/15/2045 *		720	705
Series 2006-C28, Class A4
5.57%, 10/15/2048		400	380

The notes are an integral part of this report.

1

		Principal	Value
WaMu Mortgage Pass Through Certificates
Series 2003-AR9, Class 2A
2.88%, 09/25/2033 *		$859	$850
Total Mortgage-Backed Securities (cost $12,030)			11,028

ASSET-BACKED SECURITIES - 0.2%
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A
6.17%, 06/25/2036		1,262	698
Equity One, Inc.
Series 2004-1, Class AV2
0.53%, 04/25/2034 *		48	31
Ford Credit Auto Owner Trust
Series 2009-D, Class A1
0.36%, 09/15/2010 - 144A		660	660
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A
5.73%, 10/25/2036		491	271
Truman Capital Mortgage Loan Trust
Series 2004-1, Class A1
0.57%, 01/25/2034 - 144A *		5	5
Total Asset-Backed Securities (cost $2,098)			1,665

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047		500	382
Tobacco Settlement Financing Corp.
6.00%, 06/01/2023		460	464
7.47%, 06/01/2047		675	554
Total Municipal Government Obligations (cost $1,542)			1,400

CORPORATE DEBT SECURITIES - 12.9%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.
0.55%, 06/28/2010 *		3,000	3,004
0.70%, 03/22/2016 *		5,455	5,123
6.60%, 01/15/2012		500	545
Morgan Stanley - Series F
0.50%, 01/09/2012 *		200	198
0.70%, 10/18/2016 *		800	733
2.35%, 05/14/2010 *		9,400	9,455
Morgan Stanley
1.05%, 03/01/2013 *	EUR	500	659
Commercial Banks - 1.6%
ANZ National International, Ltd./London
0.69%, 08/19/2014 - 144A *		$2,000	2,017
ANZ National International, Ltd./New Zealand
6.20%, 07/19/2013 - 144A		1,700	1,896
Bank of Scotland PLC
4.88%, 04/15/2011 - Reg S §		1,100	1,144
HBOS PLC
6.75%, 05/21/2018 - 144A		1,000	978
National Australia Bank, Ltd.
5.35%, 06/12/2013 - 144A		1,400	1,522
Royal Bank of Scotland Group PLC
7.09%, 09/29/2017 ■ Ž	EUR	300	227
Wachovia Bank NA
0.42%, 12/02/2010 *		$1,200	1,200
Wachovia Corp.
0.38%, 04/23/2012 *		1,100	1,089
Wells Fargo & Co. - Series K
7.98%, 03/15/2018 ■ Ž		1,500	1,515
Wells Fargo Capital XIII
7.70%, 03/26/2013 ■ Ž		800	776
Consumer Finance - 0.3%
American Express Credit Corp.
1.63%, 05/27/2010 *		2,600	2,610
Diversified Financial Services - 3.2%
Citigroup Funding, Inc.
1.30%, 05/07/2010 *		6,600	6,614
Citigroup, Inc.
0.34%, 05/18/2011 *		1,500	1,483
Countrywide Home Loans, Inc.
4.00%, 03/22/2011		500	516
Ford Motor Credit Co. LLC
7.25%, 10/25/2011		1,950	1,974
7.80%, 06/01/2012		150	152
General Electric Capital Corp.
0.25%, 12/21/2012 *		2,800	2,803
Green Valley, Ltd.
4.29%, 01/10/2011 - 144A * §	EUR	300	410
JPMorgan Chase & Co.
5.38%, 10/01/2012		$400	433
Longpoint Re, Ltd.
5.55%, 11/08/2011 - 144A * §		600	601
Macquarie Bank, Ltd.
3.30%, 07/17/2014 - 144A		7,200	7,378
Mystic Re, Ltd.
10.36%, 06/07/2011 - 144A * §		1,000	1,019
Vita Capital III, Ltd.
1.37%, 01/01/2012 - 144A * §		400	379
Food Products - 0.7%
Tyson Foods, Inc.
10.50%, 03/01/2014		5,000	5,775
Health Care Providers & Services - 0.8%
Roche Holdings, Inc.
2.26%, 02/25/2011 - 144A *		6,400	6,525
Household Durables - 0.5%
Black & Decker Corp.
8.95%, 04/15/2014		3,000	3,606
Insurance - 3.0%
AIG SunAmerica Life Assurance Company
0.40%, 07/26/2010 *		2,500	2,435
American International Group, Inc.
8.18%, 05/15/2058 ■		3,650	2,455
8.63%, 05/22/2038 - Reg S ■	GBP	500	532
Foundation RE II, Ltd.
7.00%, 11/26/2010 - 144A * §		$500	495
Marsh & McLennan Cos., Inc.
5.75%, 09/15/2015 §		6,000	6,396
Metropolitan Life Global Funding I
2.20%, 06/10/2011 - 144A *		7,000	7,132
New York Life Global Funding
4.65%, 05/09/2013 - 144A		1,600	1,697
Pacific Life Global Funding
5.15%, 04/15/2013 - 144A		500	528

The notes are an integral part of this report.

2

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Insurance - (continued)
Residential Reinsurance 2007, Ltd.
7.61%, 06/07/2010 - 144A * §	$1,600	$1,616
Oil, Gas & Consumable Fuels - 0.0%
Gaz Capital SA for Gazprom
7.34%, 04/11/2013 - 144A	300	316
Road & Rail - 0.3%
CSX Corp.
6.25%, 03/15/2018	2,000	2,173
Total Corporate Debt Securities (cost $95,561)		100,134

	Shares
CONVERTIBLE PREFERRED STOCK - 0.0%
Commercial Banks - 0.0%
Wells Fargo & Co., 7.50%	400	377
Total Convertible Preferred Stock (cost $400)

	Principal
LOAN ASSIGNMENT - 0.2%
Diversified Financial Services - 0.2%
DaimlerChrysler Financial
4.24%, 08/01/2014	$1,954	1,916
Total Loan Assignment (cost $1,857)

CERTIFICATE OF DEPOSIT - 1.4%
Commercial Banks - 1.4%
Barclays Bank PLC
1.11%, 03/22/2011	10,600	10,600
Total Certificate of Deposit (cost $10,600)

REPURCHASE AGREEMENT - 1.6%
Barclays Bank PLC (a) 0.11% ▲, dated 01/29/2010, to be repurchased at $12,400 on 02/01/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 01/15/2029, and with a value of $12,749.	12,400	12,400
Total Repurchase Agreement (cost $12,400)

Total Investment Securities (cost $840,214) #		888,709
Other Assets and Liabilities - Net		(109,815)

Net Assets		$778,894

	Notional Amount
WRITTEN-OPTIONS - 0.0%
Put Options - 0.0%
10-Year U.S. Treasury Note	$(116)	(4)
Put Strike $115.00
Expires 02/19/2010
Call Options - 0.0%
10-Year U.S. Treasury Note	(116)	(7)
Call Strike $120.00
Expires 02/19/2010
Total Written Options (Premiums: $74)		(11)

WRITTEN SWAPTIONS:

Description	Floating Rate Index	Pay/Receivable Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - Interest Rate Swap, European Style	7-Year IRO USD	Receive	2.75	04/19/2010	$(2,000)	$(17)	$(2)
Call - Interest Rate Swap, European Style	7-Year IRO USD	Receive	2.80	02/17/2010	(7,000)	(40)	♦
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	02/17/2010	(6,600)	(66)	(1)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	02/17/2010	(7,700)	(69)	(1)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	04/19/2010	(3,000)	(38)	(6)
Call - Interest Rate Swap, European Style	10-Year IRO FBF	Receive	3.25	04/19/2010	(13,700)	(77)	(28)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	04/19/2010	(4,300)	(62)	(9)
Call - Interest Rate Swap, European Style	10-Year IRO DUB	Receive	3.25	04/19/2010	(1,000)	(11)	(2)
Call - Interest Rate Swap, European Style	10-Year IRO BOA	Receive	3.25	04/19/2010	(2,000)	(28)	(4)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	4.00	02/17/2010	(7,700)	(42)	(15)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	4.00	02/17/2010	(6,900)	(33)	(13)
Put - Interest Rate Swap, European Style	7-Year IRO USD	Receive	4.00	04/19/2010	(2,000)	(9)	(5)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	4.25	04/19/2010	(4,200)	(33)	(26)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	4.25	04/19/2010	(27,000)	(272)	(166)
Put - Interest Rate Swap, European Style	10-Year IRO FBF	Receive	4.25	04/19/2010	(13,700)	(149)	(84)
Put - Interest Rate Swap, European Style	10-Year IRO DUB	Receive	4.25	04/19/2010	(1,000)	(9)	(6)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	4.25	04/19/2010	(4,300)	(32)	(26)
Put - Interest Rate Swap, European Style	OTC USD vs. RYL	Receive	5.37	09/20/2010	(8,000)	(159)	(18)
Put - Interest Rate Swap, European Style	5-Year IRO USD	Receive	5.50	08/31/2010	(7,000)	(75)	(3)
Put - Interest Rate Swap, European Style	7-Year IRO USD	Receive	6.00	08/31/2010	(500)	(4)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	10.00	07/10/2012	(2,600)	(18)	(4)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	10.00	07/10/2012	(1,400)	(9)	(2)
						$(1,252)	$(421)

The notes are an integral part of this report.

3

(all amounts in thousands)

(unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread at 01/31/2010 (3)	Notional Amount (4)	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Black and Decker Corp.,
8.95%, 04/15/2014	2.20%	06/20/2014	CBK	27.02	$3,000	$(253)	$—	$(253)

CSX Corp.,
6.25%, 03/15/2018	1.40%	03/20/2018	BRC	67.39	2,000	(106)	—	(106)

Marsh & McLennan Cos., Inc.,
5.75%, 09/15/2015	0.76%	09/20/2015	BRC	84.88	6,000	29	—	29

Tyson Foods, Inc.,
6.60%, 03/20/2014	1.00%	03/20/2014	BPS	217.09	6,000	283	367	(84)
						$(47)	$367	$(414)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 01/31/2010 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
American International Group, Inc.,
6.25%, 05/01/2036	5.00%	12/20/2013	DUB	568.21	$6,500	$(71)	$(510)	$439

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
CDX.NA.HY.12	5.00%	06/20/2014	BOA	$564	$5	$25	$(20)
CDX.NA.HY.12	5.00%	06/20/2014	UAG	4,606	43	259	(216)
CDX.NA.HY.12	5.00%	06/20/2014	DUB	3,760	35	165	(130)
					$83	$449	$(366)

INTEREST RATE SWAP AGREEMENTS - RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid(Received)	Unrealized Appreciation
BRL-CDI	14.77%	01/02/2012	MLC	BRL	$1,100	$47	$1	$46
BRL-CDI	14.77%	01/02/2012	HUS	BRL	200	9	1	8
FRC - Excluding Tobacco-Non-Revised CPI	2.10%	10/15/2010	BRC	EUR	5,000	267	(1)	268
FRC - Excluding Tobacco-Non-Revised CPI	2.04%	02/21/2011	BPS	EUR	5,500	283	—	283
FRC - Excluding Tobacco-Non-Revised CPI	2.03%	10/15/2011	JPM	EUR	1,400	72	—	72
						$678	$1	$677

The notes are an integral part of this report.

4

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI	10.68%	01/02/2012	BRC	BRL	$14,800	$(165)	$(75)	$(89)
BRL-CDI	10.58%	01/02/2012	UAG	BRL	13,000	(172)	(2)	(170)
BRL-CDI	10.12%	01/02/2012	MYC	BRL	3,000	(68)	(15)	(54)
FRC - Excluding Tobacco-Non-Revised CPI	2.10%	10/15/2011	UAG	EUR	3,600	203	—	203
FRC - Excluding Tobacco-Non-Revised CPI	1.99%	12/15/2011	BPS	EUR	2,900	116	—	116
						$(86)	$(92)	$6

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE:

Reference Entity	Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid	Unrealized (Depreciation)
U.S. Treasury Inflation Indexed Bond	0.88%	04/15/2010	BPS	$4,300	$(635)	$(627)	$(8)

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation
3-Month EURIBOR	46	06/14/2010	$80
90-Day Euro	173	06/14/2010	237
German Euro BOBL	194	03/08/2010	271
German Euro Bund	26	03/08/2010	13
			$601

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	107	02/01/2010	$96	$(1)
Australian Dollar	103	02/01/2010	92	(1)
Australian Dollar	368	02/02/2010	330	(5)
Australian Dollar	367	02/02/2010	329	(4)
Australian Dollar	(150)	02/26/2010	(137)	5
Brazilian Real	732	02/02/2010	390	(2)
Brazilian Real	732	02/02/2010	400	(12)
Brazilian Real	(732)	02/02/2010	(423)	35
Brazilian Real	(732)	02/02/2010	(390)	2
Brazilian Real	732	04/05/2010	418	(34)
Canadian Dollar	334	02/02/2010	313	♦
Canadian Dollar	(334)	02/22/2010	(313)	♦
Canadian Dollar	(542)	02/22/2010	(508)	1
Canadian Dollar	(1,643)	02/22/2010	(1,543)	6
Chinese Yuan Renminbi	(3,537)	03/29/2010	(521)	3
Chinese Yuan Renminbi	(1,832)	03/29/2010	(270)	2
Chinese Yuan Renminbi	(1,874)	03/29/2010	(276)	2
Chinese Yuan Renminbi	(1,302)	03/29/2010	(192)	1
Chinese Yuan Renminbi	1,172	03/29/2010	174	(2)
Chinese Yuan Renminbi	(3,596)	03/29/2010	(530)	3
Chinese Yuan Renminbi	9,723	03/29/2010	1,437	(14)
Chinese Yuan Renminbi	1,687	03/29/2010	249	(2)

The notes are an integral part of this report.

5

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Chinese Yuan Renminbi	247	03/29/2010	$36	$ ♦
Chinese Yuan Renminbi	2	03/29/2010	♦	♦
Chinese Yuan Renminbi	4,138	03/29/2010	614	(8)
Chinese Yuan Renminbi	16	03/29/2010	2	♦
Chinese Yuan Renminbi	1,753	03/29/2010	260	(3)
Chinese Yuan Renminbi	(2,938)	03/29/2010	(433)	3
Chinese Yuan Renminbi	(903)	03/29/2010	(133)	1
Chinese Yuan Renminbi	(916)	03/29/2010	(135)	1
Chinese Yuan Renminbi	(1,839)	03/29/2010	(271)	2
Chinese Yuan Renminbi	(2,433)	06/07/2010	(360)	4
Chinese Yuan Renminbi	(2,635)	06/07/2010	(390)	4
Chinese Yuan Renminbi	(1,756)	06/07/2010	(260)	3
Chinese Yuan Renminbi	3,901	06/07/2010	575	(4)
Chinese Yuan Renminbi	3,196	06/07/2010	470	(2)
Chinese Yuan Renminbi	9,936	06/07/2010	1,465	(10)
Chinese Yuan Renminbi	1,793	11/17/2010	271	(7)
Chinese Yuan Renminbi	1,874	11/17/2010	283	(7)
Chinese Yuan Renminbi	3,456	11/17/2010	521	(12)
Chinese Yuan Renminbi	3,516	11/17/2010	530	(12)
Chinese Yuan Renminbi	2,866	11/17/2010	433	(11)
Chinese Yuan Renminbi	1,786	11/17/2010	270	(7)
Chinese Yuan Renminbi	883	11/17/2010	133	(3)
Chinese Yuan Renminbi	1,273	11/23/2010	192	(4)
Chinese Yuan Renminbi	896	11/23/2010	135	(3)
Chinese Yuan Renminbi	2,391	01/10/2011	360	(6)
Chinese Yuan Renminbi	1,726	01/10/2011	260	(5)
Chinese Yuan Renminbi	2,590	01/10/2011	390	(7)
Euro	(452)	02/18/2010	(671)	44
Euro	(2,899)	04/26/2010	(4,106)	88
Japanese Yen	530,709	02/16/2010	5,840	41
Japanese Yen	(539,086)	04/16/2010	(5,926)	(46)
Malaysian Ringgit	10	02/12/2010	3	♦
Malaysian Ringgit	10	02/12/2010	3	♦
Malaysian Ringgit	3	02/12/2010	1	♦
Malaysian Ringgit	10	02/12/2010	3	♦
Malaysian Ringgit	10	02/12/2010	3	♦
Malaysian Ringgit	(35)	02/12/2010	(10)	♦
Malaysian Ringgit	(34)	02/12/2010	(10)	♦
Malaysian Ringgit	13	02/12/2010	4	♦
Malaysian Ringgit	17	02/12/2010	5	♦
Malaysian Ringgit	10	02/12/2010	3	♦
Malaysian Ringgit	8	06/14/2010	2	♦
Malaysian Ringgit	35	10/12/2010	10	♦
Malaysian Ringgit	34	10/12/2010	10	♦
Mexican Peso	5,319	04/22/2010	391	12
Mexican Peso	10,490	04/22/2010	800	(6)
Mexican Peso	70,562	04/22/2010	5,321	23
Philippines Peso	(588)	04/16/2010	(12)	♦
Pound Sterling	1,362	03/25/2010	2,181	(5)
Pound Sterling	(1,731)	03/25/2010	(2,811)	46
Republic of Korea Won	(172,575)	02/11/2010	(150)	1
Republic of Korea Won	168,885	02/11/2010	143	2
Republic of Korea Won	(359,833)	02/11/2010	(310)	♦
Republic of Korea Won	(354,857)	02/11/2010	(310)	4
Republic of Korea Won	(657,430)	02/11/2010	(580)	14
Republic of Korea Won	(671,773)	02/11/2010	(590)	11
Republic of Korea Won	1,447,320	02/11/2010	1,200	48
Republic of Korea Won	893,250	02/11/2010	750	20
Republic of Korea Won	896,550	02/11/2010	750	22
Republic of Korea Won	(336,150)	02/11/2010	(300)	10

The notes are an integral part of this report.

6

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Republic of Korea Won	763,425	02/11/2010	$650	$8
Republic of Korea Won	(360,065)	02/11/2010	(310)	♦
Republic of Korea Won	761,280	02/11/2010	650	6
Republic of Korea Won	169,313	02/11/2010	143	2
Republic of Korea Won	95,634	07/28/2010	81	2
Republic of Korea Won	95,717	07/28/2010	80	3
Republic of Korea Won	158,991	07/28/2010	134	4
Republic of Korea Won	96,000	07/28/2010	81	2
Republic of Korea Won	601,400	07/28/2010	500	22
Republic of Korea Won	949,600	07/28/2010	800	24
Republic of Korea Won	380,563	08/27/2010	323	7
Republic of Korea Won	362,468	11/12/2010	310	5
Republic of Korea Won	362,654	11/12/2010	310	5
Republic of Korea Won	93,555	11/12/2010	80	1
Republic of Korea Won	173,850	11/12/2010	150	1
Republic of Korea Won	664,535	11/12/2010	580	(2)
Republic of Korea Won	171,142	11/12/2010	146	3
Republic of Korea Won	357,957	11/12/2010	310	1
Republic of Korea Won	340,050	11/12/2010	300	(4)
Republic of Korea Won	679,149	11/12/2010	590	1
Singapore Dollar	2,789	02/11/2010	2,000	(17)
Singapore Dollar	4,173	02/11/2010	3,000	(33)
Swiss Franc	(640)	03/23/2010	(617)	13
				$273

NOTES TO SCHEDULE OF INVESTMENTS:

µ	A portion of this security is being held as collateral with the broker in the amount of $660 to cover margin requirements for open futures contracts.
€	All of this security is being held as collateral with the broker in the amount of $43 to cover margin requirements for open swap contracts.
*	Floating or variable rate note. Rate is listed as of 01/31/2010.
§	Illiquid. These securities aggregated $12,060, or 1.55%, of the fund’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/31/2010.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $840,214. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $51,570 and $3,075, respectively. Net unrealized appreciation for tax purposes is $48,495.

♦	Value is less than $1.
Г	Contract amounts are not in thousands.
(a)	The counterparty for the repurchase agreement is Barclays Capital Inc.
(1)

If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values of credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

The notes are an integral part of this report.

7

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2010, these securities aggregated $35,438, or 4.55%, of the fund’s net assets.

AUD	Australian Dollar
BOA	Bank of America
BPS	BNP Paribas
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CDX	A series of indices that track North American and emerging market credit derivative indices.
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
FRC	Fixed Rate Credit
GBP	Pound Sterling
HUS	HSBC Bank USA
JPM	JPMorgan Chase Bank
LB	Lehman Brothers
MLC	Merrill Lynch Capital Services
MYC	Morgan Stanley Capital Services
RYL	Royal Bank of Scotland PLC
UAG	UBS AG

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Financials	$377	$—	$—	$377
Fixed Income - Asset-Backed Security	—	1,665	—	1,665
Fixed Income - Consumer Discretionary	—	3,606	—	3,606
Fixed Income - Consumer Staples	—	5,775	—	5,775
Fixed Income - Energy	—	316	—	316
Fixed Income - Financials	—	94,254	—	94,254
Fixed Income - Foreign Government Obligation	—	7,038	—	7,038
Fixed Income - Health Care	—	6,525	—	6,525
Fixed Income - Industrials	—	2,173	—	2,173
Fixed Income - Mortgage-Backed Security	—	11,028	—	11,028
Fixed Income - Municipal Government Obligation	—	1,400	—	1,400
Fixed Income - U.S. Government Agency Obligation	—	4,865	—	4,865
Fixed Income - U.S. Government Obligation	—	737,287	—	737,287
Cash & Cash Equivalent - Repurchase Agreement	—	12,400	—	12,400
Total	$377	$888,332	$—	$888,709

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Interest Rate Swap - Appreciation	$—	$996	$—	$996
Credit Default Swap - Appreciation	—	468	—	468
Futures Contracts - Appreciation	—	601	—	601
Forward Foreign Currency Contracts - Appreciation	—	574	—	574
Interest Rate Swap - Depreciation	—	(313)	—	(313)
Credit Default Swap - Depreciation	—	(809)	—	(809)
Total Return Swap - Depreciation	—	(8)	—	(8)
Forward Foreign Currency Contracts - Depreciation	—	(301)	—	(301)
Written Swaption	—	(421)	—	(421)
Written Option	—	(11)	—	(11)
Total	$—	$776	$—	$776

*	Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

8

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 12.9%
U.S. Treasury Bond
3.50%, 02/15/2039		$500	$419
4.25%, 05/15/2039		3,300	3,162
4.38%, 02/15/2038 - 11/15/2039		5,900	5,774
4.50%, 02/15/2036		4,000	4,031
7.25%, 08/15/2022		900	1,190
7.50%, 11/15/2024		200	274
7.88%, 02/15/2021		8,800	12,037
8.00%, 11/15/2021		700	971
8.13%, 05/15/2021		3,300	4,597
U.S. Treasury Note
2.38%, 08/31/2014		1,450	1,464
2.38%, 09/30/2014 (c)		6,900	6,954
3.13%, 10/31/2016 (a)		12,700	12,782
3.25%, 12/31/2016		14,900	15,071
Total U.S. Government Obligations (cost $68,837)			68,726

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.0%
Fannie Mae, IO
6.87%, 07/25/2034 * §		2,812	422
Fannie Mae
0.33%, 01/25/2021 *		630	622
0.58%, 09/25/2042 *		529	515
1.68%, 03/01/2044 - 10/01/2044 *		2,508	2,485
2.74%, 11/01/2033 *		191	195
3.02%, 01/01/2028 *		58	60
3.17%, 01/01/2026 *		4	4
3.67%, 03/01/2034 *		428	437
4.00%, 01/01/2040		6,989	6,856
4.50%, 06/01/2039 - 10/01/2039		10,786	10,906
4.70%, 09/01/2035 *		1,070	1,104
4.71%, 07/01/2035 *		882	916
5.00%, 06/01/2013 - 02/01/2036		4,501	4,765
5.50%, 07/01/2016 - 08/01/2037		52,818	56,113
6.00%, 10/01/2034 - 11/01/2037		3,155	3,383
6.30%, 10/17/2038		1,196	1,312
6.50%, 08/01/2029		484	529
Fannie Mae, TBA
4.00%, 02/01/2024		11,000	11,188
5.00%, 02/01/2039		1,000	1,039
5.50%, 02/01/2023		1,000	1,069
Freddie Mac
1.74%, 10/25/2044 *		535	515
1.94%, 07/25/2044 *		551	531
2.60%, 03/01/2034 *		246	254
2.72%, 03/01/2034 *		242	251
2.81%, 11/01/2033 *		218	223
4.50%, 06/15/2017 - 09/15/2018		2,380	2,474
4.75%, 09/01/2035 *		1,067	1,112
5.00%, 02/15/2020 - 04/15/2030		7,474	7,667
5.08%, 01/01/2036 *		5,070	5,291
5.28%, 09/01/2035 *		85	88
5.50%, 03/15/2017		114	119
6.50%, 04/15/2029 - 07/25/2043		34	37
Freddie Mac, TBA
5.50%, 02/01/2038		1,000	1,060
Ginnie Mae, IO
6.33%, 04/16/2033 - 10/16/2033 * §		2,215	237
6.37%, 08/16/2033 * §		2,924	313
6.37%, 09/20/2034 * §		1,952	217
Ginnie Mae
4.38%, 05/20/2024 *		59	61
6.00%, 11/15/2037 - 04/15/2038		9,739	10,413
6.50%, 07/15/2023 - 02/15/2039		8,318	8,928
Ginnie Mae, TBA
6.00%, 02/01/2036		12,000	12,811
Overseas Private Investment Corp.
5.10%, 12/10/2012		2,600	2,783
Total U.S. Government Agency Obligations (cost $154,186)			159,305

FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
Bundesrepublik Deutschland
3.75%, 01/04/2019	EUR	4,800	6,979
Export-Import Bank of Korea
8.13%, 01/21/2014		$3,300	3,795
0.47%, 10/04/2011 - 144A *		2,500	2,504
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A		200	208
Republic of Brazil
10.25%, 01/10/2028	BRL	1,000	534
Total Foreign Government Obligations (cost $13,789)			14,020

MORTGAGE-BACKED SECURITIES - 8.6%
American Home Mortgage Assets
Series 2006-2, Class 2A1
0.42%, 09/25/2046 *		$1,127	596
Series 2006-4, Class 1A12
0.44%, 10/25/2046 *		2,624	1,343
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049		200	180
Banc of America Funding Corp.
Series 2005-D, Class A1
3.13%, 05/25/2035 *		1,176	1,086
Series 2006-J, Class 4A1
6.09%, 01/20/2047 *		142	101
BCAP LLC Trust
Series 2006-AA2, Class A1
0.40%, 01/25/2037 *		644	328
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.50%, 08/25/2033 *		1,117	1,062
Series 2003-8, Class 2A1
3.55%, 01/25/2034 *		21	20
Series 2003-8, Class 4A1
3.70%, 01/25/2034		156	139
Series 2005-2, Class A2
2.18%, 03/25/2035 *		844	808
Series 2005-5, Class A2
2.56%, 08/25/2035 *		350	337
Series 2005-7, Class 22A1
5.27%, 09/25/2035 *		351	261
Series 2006-6, Class 32A1
5.61%, 11/25/2036 *		403	240
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.62%, 01/26/2036 *		356	223

The notes are an integral part of this report.

1

	Principal	Value
MORTGAGE-BACKED SECURITIES - (continued)
CC Mortgage Funding Corp.
Series 2004-3A, Class A1
0.48%, 08/25/2035 - 144A *	$282	$174
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
4.25%, 08/25/2035 *	426	388
Series 2007-10, Class 22AA
5.97%, 09/25/2037 *	2,618	1,899
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	330	331
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	200	186
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	5	4
Series 2005-81, Class A1
0.51%, 02/25/2037 *	720	394
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	617	402
Series 2006-J8, Class A2
6.00%, 02/25/2037	522	379
Series 2006-OA17, Class 1A1A
0.43%, 12/20/2046 *	2,782	1,341
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 *	700	437
Series 2007-HY4, Class 1A1
5.16%, 06/25/2037 *	1,296	764
Series 2007-OA6, Class A1B
0.43%, 06/25/2037 *	1,343	653
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
3.39%, 10/19/2032 *	18	9
Series 2004-12, Class 12A1
3.98%, 08/25/2034 *	542	444
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	705	634
Series 2005-R2, Class 1AF1
0.57%, 06/25/2035 - 144A *	2,057	1,810
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.88%, 03/25/2032 - 144A *	1	1
Series 2003-AR15, Class 2A1
3.21%, 06/25/2033 *	1,111	952
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-6, Class 2A3
5.50%, 12/25/2035	900	588
Series 2006-AR6, Class A1
0.31%, 02/25/2037 *	166	161
Series 2007-AR1, Class A3B
0.30%, 01/25/2047 *	225	217
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	517	350
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
5.36%, 08/25/2035 *	88	79
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
0.32%, 03/06/2020 - 144A *	792	755
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.95%, 09/25/2035 *	175	162
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.47%, 03/19/2036 *	1,887	1,054
Series 2006-12, Class 2A11
0.32%, 01/19/2038 *	163	161
Series 2006-12, Class 2A2A
0.42%, 01/19/2038 *	1,287	717
Series 2006-6, Class 5A1A
5.83%, 08/19/2036 *	764	490
Series 2007-1, Class 2A1A
0.36%, 04/19/2038 *	1,374	716
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.96%, 12/25/2034 *	57	41
Series 2006-AR14, Class 1A1A
0.32%, 11/25/2046 *	208	204
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, 02/25/2035 *	291	289
Series 2007-A1, Class 5A5
3.73%, 07/25/2035 *	1,087	1,031
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	1,900	1,778
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.43%, 10/25/2046 *	795	456
Master Alternative Loans Trust
Series 2006-2, Class 2A1
0.63%, 03/25/2036 *	186	89
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
0.67%, 12/15/2030 *	509	458
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A
1.23%, 10/25/2035 *	48	38
Series 2005-3, Class 4A
0.48%, 11/25/2035 *	51	37
Series 2005-A10, Class A
0.44%, 02/25/2036 *	200	138
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	100	91
Series 2007-XLFA, Class A1
0.29%, 10/15/2020 - 144A *	715	640
Residential Accredit Loans, Inc.
Series 2006-QO3, Class A1
0.44%, 04/25/2046 *	596	241
Series 2006-QO6, Class A1
0.41%, 06/25/2046 *	388	146
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.63%, 01/25/2046 *	392	180
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	4	4

The notes are an integral part of this report.

2

	Principal	Value
MORTGAGE-BACKED SECURITIES - (continued)
Sequoia Mortgage Trust
Series 10, Class 2A1
0.61%, 10/20/2027 *	$55	$45
Series 2007-1, Class 1A1
3.26%, 01/20/2047 *	787	618
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
1.87%, 01/25/2035 *	244	117
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.89%, 09/19/2032 *	23	19
Series 2005-AR5, Class A1
0.48%, 07/19/2035 *	41	24
Series 2005-AR5, Class A2
0.48%, 07/19/2035 *	77	62
Series 2005-AR5, Class A3
0.48%, 07/19/2035 *	143	117
Series 2005-AR8, Class A1A
0.51%, 02/25/2036 *	656	371
Series 2006-AR3, Class 12A1
0.45%, 05/25/2036 *	755	393
Series 2006-AR6, Class 2A1
0.42%, 07/25/2046 *	2,666	1,387
Structured Asset Securities Corp.
Series 2003-22A, Class 2A1
2.83%, 06/25/2033 *	1,237	1,075
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
0.34%, 01/25/2037 *	278	240
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1
0.34%, 11/25/2046 *	703	690
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.34%, 09/15/2021 - 144A *	1,081	949
WaMu Mortgage Pass Through Certificates
Series 2002-AR2, Class A
3.34%, 02/27/2034 *	26	22
Series 2002-AR9, Class 1A
1.88%, 08/25/2042 *	13	10
Series 2003-AR5, Class A7
2.91%, 06/25/2033 *	860	819
Series 2003-AR9, Class 2A
2.88%, 09/25/2033 *	1,695	1,679
Series 2003-R1, Class A1
0.77%, 12/25/2027 *	879	679
Series 2005-AR11, Class A1A
0.55%, 08/25/2045 *	707	530
Series 2006-AR19, Class 1A
1.22%, 01/25/2047 *	1,289	710
Series 2006-AR19, Class 1A1A
1.21%, 01/25/2047 *	1,097	701
Series 2006-AR9, Class 2A
3.59%, 08/25/2046 *	709	448
Series 2007-HY1, Class 4A1
5.39%, 02/25/2037 *	2,597	1,847
Series 2007-OA1, Class A1A
1.18%, 02/25/2047 *	2,700	1,351
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	415	420
Series 2004-CC, Class A1
4.94%, 01/25/2035 *	366	344
Series 2006-AR4, Class 2A6
5.77%, 04/25/2036 *	314	98
Series 2006-AR8, Class 2A4
5.24%, 04/25/2036 *	1,160	1,050
Total Mortgage-Backed Securities (cost $55,612)		46,052

ASSET-BACKED SECURITIES - 2.9%
Accredited Mortgage Loan Trust
Series 2007-1, Class A1
0.28%, 02/25/2037 *	324	314
ACE Securities Corp.
Series 2006-NC3, Class A2A
0.28%, 12/25/2036 *	193	171
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.81%, 07/25/2032 *	4	3
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
0.58%, 06/25/2034 *	406	289
Series 2006-HE1, Class A2A
0.29%, 01/25/2037 *	214	207
Aurum CLO, Ltd.
Series 2002-1A, Class A1
0.68%, 04/15/2014 - 144A Ә *	820	791
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.89%, 10/25/2032 *	21	18
Series 2006-SD4, Class 1A1
4.34%, 10/25/2036 *	956	684
Series 2007-AQ1, Class A1
0.34%, 11/25/2036 *	1,010	672
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A1
0.28%, 10/25/2036 *	197	192
Chase Issuance Trust
Series 2009-A8, Class A8
0.63%, 09/17/2012 *	1,900	1,903
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A2
0.33%, 10/25/2036 *	419	414
Series 2007-AHL1, Class A2A
0.27%, 12/25/2036 *	656	588
Countrywide Asset-Backed Certificates
Series 2006-23, Class 2A1
0.28%, 05/25/2037 *	476	466
Series 2006-26, Class 2A1
0.31%, 06/25/2037 *	433	417
Series 2006-SD1, Class A1
0.39%, 02/25/2036 - 144A *	30	29
Series 2007-1, Class 2A1
0.28%, 07/25/2037 *	741	705
Series 2007-7, Class 2A1
0.31%, 10/25/2047 *	121	114

The notes are an integral part of this report.

3

	Principal	Value
ASSET-BACKED SECURITIES - (continued)
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB1, Class AF1A
0.30%, 01/25/2037 *	$626	$296
Series 2007-SP1, Class A1
0.32%, 12/25/2037 - 144A *	50	50
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF1, Class A2C
0.60%, 12/25/2034 *	107	99
Series 2007-FF1, Class A2A
0.27%, 01/25/2038 *	147	143
Fremont Home Loan Trust
Series 2006-E, Class 2A1
0.29%, 01/25/2037 *	349	238
Home Equity Asset Trust
Series 2002-1, Class A4
0.83%, 11/25/2032 *	1	♦
JPMorgan Mortgage Acquisition Corp.
Series 2006-CH1, Class A2
0.28%, 07/25/2036 *	69	67
Series 2006-CH2, Class AV2
0.28%, 10/25/2036 *	841	779
Series 2007-CH3, Class A5
0.49%, 03/25/2037 *	3,500	1,207
Lehman XS Trust
Series 2006-16N, Class A1A
0.31%, 11/25/2046 *	164	163
Mid-State Trust
Series 4, Class A
8.33%, 04/01/2030	247	250
Morgan Stanley ABS Capital I
Series 2006-HE7, Class A2A
0.28%, 09/25/2036 *	46	46
Series 2006-HE8, Class A2A
0.28%, 10/25/2036 *	64	63
Series 2007-NC1, Class A2A
0.28%, 11/25/2036 *	138	136
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.28%, 12/25/2036 *	604	588
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047 *	509	379
Series 2007-3XS, Class 2A1A
0.30%, 01/25/2047 *	577	487
Series 2007-8XS, Class A1
5.75%, 04/25/2037 *	541	417
Nationstar Home Equity Loan Trust
Series 2007-A, Class AV1
0.29%, 03/25/2037 *	187	186
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.41%, 05/25/2036 *	212	152
Option One Mortgage Loan Trust
Series 2007-1, Class 2A1
0.28%, 01/25/2037 *	35	35
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.49%, 09/25/2035 *	77	65
Residential Asset Securities Corp.
Series 2007-KS2, Class AI1
0.30%, 02/25/2037 *	539	515
SBI Heloc Trust
Series 2006-1A, Class 1A2A
0.40%, 08/25/2036 - 144A *	21	20
Securitized Asset Backed Receivables LLC Trust
Series 2007-HE1, Class A2A
0.29%, 12/25/2036 *	105	45
SLM Student Loan Trust
Series 2007-3, Class A1
0.24%, 10/27/2014 *	191	190
Small Business Administration
Series 2004-P10A, Class 1
4.50%, 02/01/2014	87	90
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	56	59
Series 2004-20C, Class 1
4.34%, 03/01/2024	363	377
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.52%, 01/25/2033 *	4	3
Series 2006-BC3, Class A2
0.28%, 10/25/2036 *	151	149
Series 2006-BC6, Class A2
0.31%, 01/25/2037 *	348	332
Total Asset-Backed Securities (cost $17,224)		15,603

MUNICIPAL GOVERNMENT OBLIGATIONS - 7.0%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	600	458
Chicago Board of Education - Class A
5.00%, 12/01/2012	255	279
Chicago Transit Authority - Class A
6.90%, 12/01/2040	7,600	8,417
City of Chicago Illinois
4.75%, 01/01/2036	6,930	6,818
Los Angeles Unified School District -Class A
4.50%, 01/01/2028	1,200	1,143
State of California
5.65%, 04/01/2039	5,900	6,125
7.50%, 04/01/2034	300	296
7.55%, 04/01/2039	700	692
State of Illinois
1.82%, 01/01/2011	2,300	2,300
2.77%, 01/01/2012	8,100	8,170
Tobacco Settlement Financing Corp.
5.00%, 06/01/2041	1,400	967
5.25%, 06/01/2019	165	172
5.50%, 06/01/2026	200	224
5.88%, 05/15/2039	40	37
7.47%, 06/01/2047	1,150	945
Total Municipal Government Obligations (cost $35,916)		37,043

The notes are an integral part of this report.

4

		Principal	Value
PREFERRED CORPORATE DEBT SECURITIES - 0.6%
Commercial Banks - 0.6%
Barclays Bank PLC
7.43%, 12/15/2017 - 144A ■ Ž	$900		$848
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A ■ Ž		378	483
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 ■ Ž		3,000	1,740
Total Preferred Corporate Debt Securities (cost $4,362)			3,071

CORPORATE DEBT SECURITIES - 24.5%
Automobiles - 0.2%
Daimler Finance North America LLC
7.75%, 01/18/2011		1,000	1,063
Capital Markets - 2.2%
Goldman Sachs Group, Inc.
0.96%, 11/15/2014 *	EUR	500	657
0.97%, 02/04/2013 *		300	401
6.75%, 10/01/2037	$1,800		1,780
Lehman Brothers Holdings, Inc.
10/22/2049 Џ		200	41
2.85%, 12/23/2008 Џ		1,600	330
5.63%, 01/24/2013 Џ		4,100	892
6.75%, 12/28/2017 - Series I Џ		1,700	1
6.88%, 05/02/2018 Џ		500	110
Morgan Stanley
0.50%, 01/18/2011 *		2,500	2,500
1.09%, 04/13/2016 *	EUR	1,900	2,390
2.35%, 05/14/2010 - Series F *	$1,800		1,811
6.00%, 04/28/2015		1,900	2,045
Commercial Banks - 7.7%
ANZ National International, Ltd./New Zealand
6.20%, 07/19/2013 - 144A		3,700	4,127
Barclays Bank PLC
5.45%, 09/12/2012		4,100	4,453
6.05%, 12/04/2017 - 144A		2,600	2,688
10.18%, 06/12/2021 - 144A		2,240	2,959
Canadian Imperial Bank of Commerce
2.00%, 02/04/2013 - 144A §		1,200	1,204
Fortis Bank Nederland Holding NV
1.74%, 06/10/2011 *	EUR	1,200	1,664
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A ■ Ž	$150		180
ING Bank NV
2.63%, 02/05/2012 - 144A		9,500	9,649
Lloyds TSB Bank PLC
0.95%, 06/09/2011 *	EUR	1,000	1,388
1.00%, 12/31/2049 - 144A ■ § Ž	$5,300		5,875
4.38%, 01/12/2015 - 144A		4,400	4,374
5.80%, 01/13/2020 - 144A		700	692
Sumitomo Mitsui Banking Corp.
5.63%, 10/15/2015 - 144A ■ Ž		150	155
Wells Fargo & Co. - Series K
7.98%, 03/15/2018 ■ Ž		1,800	1,818
Consumer Finance - 1.1%
American Express Co.
6.15%, 08/28/2017		700	747
American Express Credit Corp. - Series C
5.88%, 05/02/2013		4,500	4,878
Diversified Financial Services - 8.3%
Bank of America Corp.
5.65%, 05/01/2018		3,900	3,937
Bear Stearns Cos. LLC
5.70%, 11/15/2014		1,900	2,087
6.40%, 10/02/2017		900	992
6.95%, 08/10/2012		1,800	2,009
7.25%, 02/01/2018		2,100	2,408
Citigroup, Inc.
0.44%, 03/07/2014 *		2,000	1,835
5.50%, 04/11/2013		2,200	2,311
Ford Motor Credit Co. LLC
7.00%, 10/01/2013		400	400
7.80%, 06/01/2012		600	608
General Electric Capital Corp.
5.88%, 01/14/2038		3,000	2,778
6.38%, 11/15/2067 ■		300	264
6.50%, 09/15/2067 - 144A ■	GBP	1,600	2,157
GMAC, Inc.
6.63%, 05/15/2012	$900		885
7.00%, 02/01/2012 Λ		1,500	1,485
7.25%, 03/02/2011		300	302
HSBC Finance Corp.
0.38%, 03/12/2010 *		2,400	2,400
Merrill Lynch & Co., Inc.
0.93%, 01/31/2014 *	EUR	1,000	1,305
6.05%, 08/15/2012	$200		216
6.40%, 08/28/2017		400	419
6.88%, 04/25/2018		7,400	7,989
Petroleum Export, Ltd.
5.27%, 06/15/2011 - 144A		77	76
Santander SA
6.67%, 10/24/2017 - 144A ■ Ž		900	853
SMFG Preferred Capital, Ltd.
10.23%, 07/29/2049 - Reg S ■ Ž	GBP	2,900	5,331
Diversified Telecommunication Services - 0.6%
Deutsche Telekom International Finance BV
8.13%, 05/29/2012	EUR	124	194
KT Corp.
4.88%, 07/15/2015 - 144A	$200		205
Sprint Capital Corp.
7.63%, 01/30/2011		2,400	2,433
Electric Utilities - 0.1%
Entergy Gulf States, Inc.
5.70%, 06/01/2015		200	201
PSEG Power LLC
6.95%, 06/01/2012		210	231
Energy Equipment & Services - 0.4%
Enterprise Products Operating LLC
4.95%, 06/01/2010		100	101
NGPL Pipeco LLC
7.12%, 12/15/2017 - 144A		1,800	2,044
Health Care Providers & Services - 0.0%
HCA, Inc.
9.25%, 11/15/2016		200	211
Insurance - 1.9%
American International Group, Inc.
5.60%, 10/18/2016		1,000	818
8.25%, 08/15/2018		5,300	4,863
New York Life Global Funding
4.65%, 05/09/2013 - 144A		4,200	4,456

The notes are an integral part of this report.

5

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Media - 0.0%
Time Warner, Inc.
6.88%, 05/01/2012	$20	$22
Oil, Gas & Consumable Fuels - 0.4%
Gaz Capital SA for Gazprom
8.15%, 04/11/2018 - 144A	1,000	1,085
8.63%, 04/28/2034 - Reg S	500	557
Sonat, Inc.
7.63%, 07/15/2011	370	386
Tobacco - 1.6%
Altria Group, Inc.
9.25%, 08/06/2019	5,700	7,018
Reynolds American, Inc.
7.63%, 06/01/2016	200	226
7.75%, 06/01/2018	1,000	1,127
Wireless Telecommunication Services - 0.0%
AT&T Mobility LLC
6.50%, 12/15/2011	180	197
Total Corporate Debt Securities (cost $130,519)		131,142

	Shares
CONVERTIBLE PREFERRED STOCKS - 0.4%
Commercial Banks - 0.3%
Wells Fargo & Co., 7.50%	1,600	1,508
Insurance - 0.1%
American International Group, Inc., 8.50%	40,000	372
Total Convertible Preferred Stocks (cost $4,384)		1,880

PREFERRED STOCKS - 0.2%
Thrifts & Mortgage Finance - 0.2%
DG Funding Trust, 2.50% - 144A * §	119	1,054
U.S. Government Agency Obligation - 0.0%
Fannie Mae, 8.25% *	26,000	29
Total Preferred Stocks (cost $1,916)		1,083

	Principal
LOAN ASSIGNMENTS - 0.6%
Diversified Financial Services - 0.5%
DaimlerChrysler Financial
4.24%, 08/01/2014	$1,705	1,672
HCA, Inc.
2.50%, 11/18/2013	1,111	1,055
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.
2.25%, 12/20/2012	454	444
Total Loan Assignments (cost $3,173)		3,171

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.8%
Fannie Mae
0.05%, 02/08/2010 ▲	5,700	5,700
0.09%, 04/12/2010 ▲	26,200	26,193
Freddie Mac
0.12%, 04/20/2010 ▲	3,300	3,299
U.S. Treasury Bill
0.01%, 02/25/2010 (c) ▲	900	900
0.08%, 04/08/2010 (b) ▲	360	360
Total Short-Term U.S. Government Obligations (cost $36,452)		36,452

	Shares
SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	1,254,000	1,254
Total Securities Lending Collateral (cost $1,254)

	Principal
REPURCHASE AGREEMENT - 5.5%
U.S. Agency Repurchase Agreement (f) 0.11% ▲, dated 01/29/2010, to be repurchased at $29,400 on 02/01/2010. Collateralized by a U.S. Government Obligation, 3.88%, due 10/31/2012, and with a value of $29,732.	$29,400	29,400
Total Repurchase Agreement (cost $29,400)

Total Investment Securities (cost $556,124) #		547,354
Other Assets and Liabilities - Net		(14,957)

Net Assets		$532,397

SECURITIES SOLD SHORT - (6.0%)
Fannie Mae, TBA (e)
5.50%, due 02/01/2038 - 03/01/2038	(27,000)	(28,557)
6.00%, due 02/01/2038	(3,000)	(3,209)
Total Securities Sold Short (proceeds $31,565)		(31,766)

	Notional Amount
WRITTEN-OPTIONS - 0.0%
Put Options - 0.0%
10-Year U.S. Treasury Note	$(6)	(1)
Put Strike $116.00
Expires 02/19/2010
10-Year U.S. Treasury Note	(219)	(7)
Put Strike $115.00
Expires 02/19/2010
10-Year U.S. Treasury Note	(6)	♦
Put Strike $114.00
Expires 02/19/2010
10-Year U.S. Treasury Note	(23)	(12)
Put Strike $114.00
Expires 04/23/2010
Call Options - 0.0%
10-Year U.S. Treasury Note	(192)	(12)
Call Strike $120.00
Expires 02/19/2010
10-Year U.S. Treasury Note	(23)	(6)
Call Strike $119.00
Expires 02/19/2010
10-Year U.S. Treasury Note	(6)	(6)
Call Strike $117.50
Expires 02/19/2010
10-Year U.S. Treasury Note	(23)	(11)
Call Strike $119.00
Expires 04/23/2010
Total Written Options (Premiums: $182)		(55)

The notes are an integral part of this report.

6

(all amounts in thousands)

(unaudited)

WRITTEN SWAPTIONS:

Description	Floating Rate Index	Pay/Receivable Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - Interest Rate Swap, European Style	7-Year IRO USD	Receive	2.8	02/17/2010	$(5,000)	$(29)	$ ♦
Call - Interest Rate Swap, European Style	10-Year IRO DUB	Receive	3.25	04/19/2010	(24,700)	(154)	(50)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	04/19/2010	(2,000)	(26)	(4)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.5	06/14/2010	(5,700)	(57)	(51)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	4.25	04/19/2010	(18,400)	(231)	(113)
Put - Interest Rate Swap, European Style	10-Year IRO DUB	Receive	4.25	04/19/2010	(21,200)	(261)	(130)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	4.25	04/19/2010	(2,000)	(16)	(12)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	4.5	06/14/2010	(5,700)	(56)	(47)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	5	04/19/2010	(3,500)	(18)	(2)
Put - Interest Rate Swap, European Style	5-Year IRO USD	Receive	5	06/15/2010	(1,000)	(11)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	6	08/31/2010	(12,100)	(99)	(16)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	10	07/10/2012	(400)	(3)	(1)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	10	07/10/2012	(700)	(5)	(1)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	10	07/10/2012	(100)	(1)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Receive	10	07/10/2012	(7,400)	(45)	(13)
						$(1,012)	$(440)

SWAP AGREEMENTS: (d)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 01/31/2010 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Altria Group, Inc., 9.25%, 08/06/2019	1.46%	03/20/2019	DUB	152.25	$5,700	$(6)	$—	$(6)
General Electric Capital Corp., 6.00%, 06/15/2012	1.15%	03/20/2010	CBK	144.75	2,000	2	—	2
General Electric Capital Corp., 6.00%, 06/15/2012	1.05%	03/20/2010	CBK	144.75	2,500	1	—	1
General Electric Capital Corp., 6.00%, 06/15/2012 §	5.00%	06/20/2010	DUB	142.46	300	6	(3)	9
Time Warner, Inc., 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	52.49	20	(1)	—	(1)
						$2	$(3)	$5

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Premiums Paid(Received)	Unrealized Appreciation
Dow Jones CDX.IG.5 7 Year Index	0.14%	12/20/2012	MYC	$4,500	$159	$—	$159
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	MYC	11,326	426	215	211
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	BRC	2,130	80	20	60
Dow Jones CDX.NA.IG.10 10 Year Index	1.50%	06/20/2018	DUB	290	(3)	(5)	2
					$662	$230	$432

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation (Depreciation)
ABX.HE.AAA.06-2	0.11%	05/25/2046	GST	$1,985	$(1,048)	$(619)	$(429)
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	MYC	21,199	(188)	(524)	336
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	GST	11,713	(113)	(331)	218
Dow Jones CDX.IG.5 1 Year Index	0.46%	12/20/2015	MYC	3,200	(429)	—	(429)
					$(1,778)	$(1,474)	$(304)

The notes are an integral part of this report.

7

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid(Received)	Unrealized Appreciation
BRL-CDI §	11.67%	01/02/2012	MYC	BRL	$5,200	$42	$38	$4
BRL-CDI §	11.67%	01/02/2012	BRC	BRL	4,000	32	29	3
BRL-CDI	11.67%	01/02/2012	BRC	BRL	5,300	43	39	4
BRL-CDI	10.68%	01/02/2012	BRC	BRL	1,300	(14)	(15)	1
BRL-CDI §	11.67%	01/02/2012	HUS	BRL	11,800	95	87	8
						$198	$178	$20

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month EURIBOR	43	06/14/2010	$91
3-Month EURIBOR	208	09/13/2010	640
90-Day Euro	73	09/14/2010	275
90-Day Euro	393	06/14/2010	982
German Euro BOBL	75	03/08/2010	64
German Euro Bund	39	03/08/2010	30
			$2,082

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Brazilian Real	730	02/02/2010	$390	$(2)
Brazilian Real	8,006	02/02/2010	4,309	(63)
Brazilian Real	(3,621)	02/02/2010	(1,931)	11
Brazilian Real	(1,163)	02/02/2010	(642)	25
Brazilian Real	(1,164)	02/02/2010	(642)	25
Brazilian Real	(1,130)	02/02/2010	(625)	26
Brazilian Real	(166)	02/02/2010	(88)	1
Brazilian Real	(1,700)	02/02/2010	(977)	75
Brazilian Real	1,296	02/02/2010	749	(62)
Brazilian Real	(1,131)	02/02/2010	(625)	25
Brazilian Real	2,294	02/02/2010	1,224	(7)
Brazilian Real	(763)	02/02/2010	(438)	34
Brazilian Real	(730)	02/02/2010	(420)	33
Brazilian Real	(1,522)	02/02/2010	(875)	68
Brazilian Real	763	02/02/2010	407	(2)
Brazilian Real	783	04/05/2010	431	(21)
Brazilian Real	770	04/05/2010	424	(20)
Brazilian Real	(1,296)	04/05/2010	(740)	61
Brazilian Real	1,002	04/05/2010	551	(26)
Brazilian Real	1,509	04/05/2010	833	(42)
Brazilian Real	792	04/05/2010	437	(22)
Chinese Yuan Renminbi	5,401	03/16/2010	795	(4)
Chinese Yuan Renminbi	(5,401)	03/16/2010	(796)	5
Chinese Yuan Renminbi	760	03/29/2010	112	(1)
Chinese Yuan Renminbi	4,777	03/29/2010	704	(4)
Chinese Yuan Renminbi	(5,537)	03/29/2010	(821)	10
Chinese Yuan Renminbi	(16,862)	06/07/2010	(2,493)	22
Chinese Yuan Renminbi	2,489	06/07/2010	370	(5)
Chinese Yuan Renminbi	(34,386)	06/07/2010	(5,082)	45
Chinese Yuan Renminbi	12,049	06/07/2010	1,790	(25)
Chinese Yuan Renminbi	2,020	06/07/2010	300	(4)
Chinese Yuan Renminbi	3,751	06/07/2010	557	(8)
Chinese Yuan Renminbi	1,940	06/07/2010	288	(4)

The notes are an integral part of this report.

8

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Chinese Yuan Renminbi	(16,862)	06/07/2010	$(2,493)	$23
Chinese Yuan Renminbi	6,222	06/07/2010	924	(12)
Chinese Yuan Renminbi	(5,401)	06/07/2010	(800)	9
Chinese Yuan Renminbi	5,270	06/07/2010	776	(4)
Chinese Yuan Renminbi	16,379	06/07/2010	2,415	(16)
Chinese Yuan Renminbi	(4,777)	06/07/2010	(708)	8
Chinese Yuan Renminbi	6,425	06/07/2010	947	(6)
Chinese Yuan Renminbi	6,259	06/07/2010	929	(12)
Chinese Yuan Renminbi	15,484	06/07/2010	2,300	(32)
Chinese Yuan Renminbi	13,324	11/17/2010	2,009	(45)
Chinese Yuan Renminbi	16,862	11/23/2010	2,537	(51)
Chinese Yuan Renminbi	34,386	11/23/2010	5,172	(102)
Chinese Yuan Renminbi	(743)	11/23/2010	(112)	3
Chinese Yuan Renminbi	16,862	11/23/2010	2,536	(50)
Chinese Yuan Renminbi	645	11/04/2011	101	(3)
Danish Krone	732	03/23/2010	139	(3)
Euro	(1,523)	03/17/2010	(2,212)	101
Euro	(5,976)	03/23/2010	(8,583)	297
Euro	(4,500)	04/26/2010	(6,373)	135
Japanese Yen	(2,325)	04/16/2010	(26)	♦
Malaysian Ringgit	8	02/12/2010	2	♦
Malaysian Ringgit	(6)	02/12/2010	(2)	♦
Malaysian Ringgit	♦	02/12/2010	♦	♦
Malaysian Ringgit	1	02/12/2010	♦	♦
Malaysian Ringgit	6	10/12/2010	2	♦
Mexican Peso	84	04/22/2010	6	♦
Pound Sterling	(5,351)	03/25/2010	(8,564)	14
Republic of Korea Won	1,317,913	02/11/2010	1,172	(37)
Republic of Korea Won	(274,728)	02/11/2010	(240)	3
Republic of Korea Won	(510,074)	02/11/2010	(450)	11
Republic of Korea Won	636,741	02/11/2010	567	(18)
Republic of Korea Won	1,264,048	02/11/2010	1,126	(37)
Republic of Korea Won	(523,755)	02/11/2010	(460)	9
Republic of Korea Won	(278,580)	02/11/2010	(240)	♦
Republic of Korea Won	(290,375)	02/11/2010	(250)	♦
Republic of Korea Won	(138,060)	02/11/2010	(120)	1
Republic of Korea Won	495,394	02/11/2010	442	(15)
Republic of Korea Won	277,128	11/12/2010	240	1
Republic of Korea Won	292,463	11/12/2010	250	4
Republic of Korea Won	280,620	11/12/2010	240	4
Republic of Korea Won	139,080	11/12/2010	120	1
Republic of Korea Won	1,556,945	11/12/2010	1,372	(18)
Republic of Korea Won	529,506	11/12/2010	460	♦
Republic of Korea Won	515,588	11/12/2010	450	(2)
Singapore Dollar	(398)	03/17/2010	(287)	4
Singapore Dollar	425	03/17/2010	306	(4)
Taiwan Dollar	27,835	06/10/2010	891	(7)
Taiwan Dollar	27,786	06/10/2010	890	(7)
				$291

The notes are an integral part of this report.

9

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2010.
§	Illiquid. These securities aggregated to $9,322, or 1.75%; and illiquid derivatives aggregated to $175, or 0.03%, of the fund’s net assets.
♦	Value is less than $1 and/or 1 share.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/31/2010.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $1,230.
Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $791, or 0.15% of the fund’s net assets.
Џ	In default.
▲	Rate shown reflects the yield at 01/29/2010.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $556,124. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,931 and $26,701, respectively. Net unrealized depreciation for tax purposes is $8,770.

Г	Contract amounts are not in thousands.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(a)	A portion of this security is being held as collateral with the broker in the amount of $1,269 to cover margin requirements for open futures contracts.
(b)	All of this security is being held as collateral with the broker in the amount of $360 to cover margin requirements for open swap contracts.
(c)	Securities with an aggregate market value of $1,041 have been pledged as collateral with the broker to cover margin requirements for open swap contracts.
(d)	Cash in the amount of $360 is being held at the custodian to cover margin requirements for open swap contracts.
(e)	Cash in the amount of $791 is being held at the custodian to cover margin requirements for open TBA transactions.
(f)	The counterparty for the repurchase agreement is JPMorgan Securities Inc.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2010, these securities aggregated $53,729, or 10.09%, of the fund’s net assets.

BRC	Barclays Bank PLC
BRL	Brazilian Real
CBK	Citibank N.A.
CDI	Credit Default Index
CDX	A series of indices that track North American and emerging market credit derivative indices.
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
GBP	Pound Sterling
GST	Goldman Sachs Capital Markets
HUS	HSBC Bank USA
LB	Lehman Brothers
MYC	Morgan Stanley Capital Services
SBI	Shares Beneficial Interest
TBA	To Be Announced

The notes are an integral part of this report.

10

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Financials	$2,934	$—	$—	$2,934
Equities - U.S. Government Agency Obligation	29	—	—	29
Fixed Income - Asset-Backed Security	—	15,603	—	15,603
Fixed Income - Consumer Discretionary	—	1,085	—	1,085
Fixed Income - Consumer Staples	—	8,371	—	8,371
Fixed Income - Energy	—	4,173	—	4,173
Fixed Income - Financials	—	118,791	—	118,791
Fixed Income - Foreign Government Obligation	—	14,020	—	14,020
Fixed Income - Health Care	—	211	—	211
Fixed Income - Materials	—	444	—	444
Fixed Income - Mortgage-Backed Security	—	46,052	—	46,052
Fixed Income - Municipal Government Obligation	—	37,043	—	37,043
Fixed Income - Short-Term U.S. Government Obligation	—	36,452	—	36,452
Fixed Income - Telecommunication Services	—	3,029	—	3,029
Fixed Income - U.S. Government Agency Obligation	—	159,305	—	159,305
Fixed Income - U.S. Government Obligation	—	68,726	—	68,726
Fixed Income - Utilities	—	432	—	432
Cash & Cash Equivalent - Repurchase Agreement	—	29,400	—	29,400
Cash & Cash Equivalent - Securities Lending Collateral	1,254	—	—	1,254
Total	$4,217	$543,137	$—	$547,354

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swap - Appreciation	$—	$998	$—	$998
Interest Rate Swap - Appreciation	—	20	—	20
Futures Contracts - Appreciation	—	2,082	—	2,082
Forward Foreign Currency Contracts - Appreciation	—	1,094	—	1,094
Credit Default Swap - Depreciation	—	(865)	—	(865)
Forward Foreign Currency Contracts - Depreciation	—	(803)	—	(803)
Written Swaption	—	(440)	—	(440)
Written Option	—	(55)	—	(55)
Total	$—	$2,031	$—	$2,031

Securities Sold Short	Level 1	Level 2	Level 3	Total
Fixed Income - U.S. Government Agency Obligation	$—	$(31,766)	$—	$(31,766)

* Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

11

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Australia - 6.5%
Amcor, Ltd.	770,950	$4,017
Ansell, Ltd. Λ	430,611	3,916
Computershare, Ltd.	614,233	6,310
Crane Group, Ltd. Λ	474,893	3,705
Elders, Ltd. ‡	577,335	735
Fairfax Media, Ltd. Λ	2,289,458	3,504
Iluka Resources, Ltd. ‡ Λ	1,439,458	4,202
Mirvac Group REIT	2,713,883	3,493
Sonic Healthcare, Ltd. Λ	428,088	5,374
Transpacific Industries Group, Ltd. ‡ Λ	1,337,516	1,473
Austria - 2.8%
Andritz AG	100,000	5,627
Kapsch TrafficCom AG §	66,000	2,361
Mayr Melnhof Karton AG	20,000	1,890
Rosenbauer International AG §	70,000	2,988
Schoeller-Bleckmann Oilfield Equipment AG	58,500	3,072
Belgium - 1.6%
Bekaert SA	26,000	3,796
EVS Broadcast Equipment SA	43,405	2,810
Telenet Group Holding NV ‡	88,056	2,542
Bermuda - 1.8%
Aquarius Platinum, Ltd. ‡	289,058	1,723
Beijing Enterprises Water Group, Ltd. ‡	11,276,000	3,645
Dockwise, Ltd. ‡	110,000	3,306
Great Eagle Holdings, Ltd.	557,000	1,382
Canada - 1.0%
Niko Resources, Ltd.	20,030	1,850
Sino-Forest Corp. - Class A ‡	206,978	3,594
Cayman Islands - 2.3%
China Dongxiang Group Co.	3,149,000	2,052
Concord Medical Services Holdings, Ltd. ADR ‡	368,786	3,655
Inspur International, Ltd.	18,795,000	2,687
Lee & Man Paper Manufacturing, Ltd.	7,350,400	4,241
Shanda Games, Ltd. ADR ‡ Λ	34,800	296
China - 0.6%
Guangzhou Pharmaceutical Co., Ltd.	4,334,000	3,310
Denmark - 1.6%
Solar A/S - Class B	30,000	1,955
Topdanmark A/S ‡	28,000	3,421
TrygVesta AS	60,000	3,676
Finland - 0.4%
Elisa OYJ	97,026	2,124
France - 6.6%
Alten, Ltd. ‡	155,000	4,464
Bourbon SA Λ	125,000	4,881
Groupe Eurotunnel SA	150,679	1,462
Homair SA ‡	65,344	276
Ipsen SA	69,200	3,733
IPSOS	100,000	3,151
Maximiles ‡	19,000	216
Meetic ‡	120,934	3,382
Rubis	54,039	4,494
Saft Groupe SA	40,427	1,742
SeLoger.com § ‡	110,000	3,834
Store Electronic ‡	60,000	888
Sword Group	78,655	3,108
Virbac SA	16,623	1,635
Germany - 6.9%
Bauer AG	25,734	1,167
Bijou Brigitte AG §	3,657	687
Bilfinger Berger AG	76,581	5,564
Demag Cranes AG	85,000	2,670
GFK SE	100,000	3,716
Grenkeleasing AG §	49,044	2,144
Hawesko Holding AG §	26,512	779
KUKA AG ‡ Λ	125,000	1,998
Medion AG	24,319	250
Morphosys AG ‡	80,000	1,872
MTU Aero Engines Holding AG	87,098	4,519
Rheinmetall AG	100,000	6,407
SFC Smart Fuel Cell AG § ‡	130,000	1,125
Tipp24 SE	52,943	2,018
Wirecard AG	216,000	2,785
Xing AG ‡	21,000	829
Greece - 0.4%
Aegean Airlines SA	198,000	972
Eurobank Properties Real Estate Investment Co. REIT	100,000	1,012
Jumbo SA	44,000	464
Hong Kong - 3.2%
China Agri-Industries Holdings, Ltd.	3,366,000	4,639
China Taiping Insurance Holdings Co., Ltd. ‡	1,089,400	3,438
Citic 1616 Holdings, Ltd.	2,157,000	578
Dah Sing Banking Group, Ltd. ‡	2,468,400	3,319
Franshion Properties China, Ltd.	8,496,000	2,812
Techtronic Industries Co. ‡	4,024,500	3,338
Ireland - 0.8%
DCC PLC	175,000	4,765
Israel - 0.2%
Oridion Systems, Ltd. § ‡	145,500	1,111
Italy - 3.1%
Azimut Holding SpA	590,000	7,326
Buzzi Unicem SpA	200,000	1,802
CIR-Compagnie Industriali Riunite SpA ‡	1,350,000	3,176
DiaSorin SpA	50,000	1,785
Natuzzi SpA ADR § ‡	366,796	1,394
Zignago Vetro SpA	384,214	2,086
Japan - 18.7%
Accordia Golf Co., Ltd.	489	496
AICA Kogyo Co., Ltd.	172,300	1,787
Arcs Co., Ltd.	246,600	3,363
Chugoku Marine Paints, Ltd.	511,000	3,425
Daido Steel Co., Ltd. Λ	574,000	2,099
Daihatsu Diesel Manufacturing Co., Ltd.	221,000	796
DC Co., Ltd.	47,800	110
DOWA Holdings Co., Ltd.	285,000	1,591
Exedy Corp.	101,100	2,241
Fujikura Kasei Co., Ltd.	272,800	1,354
Glory, Ltd.	109,700	2,411
HIS Co., Ltd.	132,700	2,567
Hisaka Works, Ltd.	135,000	1,291
Icom, Inc.	35,800	857
JSP Corp.	241,600	3,059
Kuroda Electric Co., Ltd.	189,600	2,699
Lintec Corp.	125,200	2,409
Miura Co., Ltd.	98,000	2,533
Modec, Inc. Λ	163,300	3,154
Moshi Moshi Hotline, Inc. ‡ Λ	147,050	2,620
Musashi Seimitsu Industry Co., Ltd.	200,800	4,449
Nabtesco Corp.	280,000	3,307
NEC Networks & System Integration Corp.	179,700	1,941
Nichi-Iko Pharmaceutical Co., Ltd. Λ	138,100	4,222
Nidec Copal Corp.	201,900	2,970
Nifco, Inc.	190,200	4,157
Nihon Parkerizing Co., Ltd. Λ	178,000	2,260
Nippon Thompson Co., Ltd. Λ	792,000	4,511
Nishimatsuya Chain Co., Ltd.	117,900	1,019
Nitta Corp.	252,100	3,703
Obic Co., Ltd. Λ	17,200	3,216
Seven Bank, Ltd. Λ	1,230	2,570

The notes are an integral part of this report.

1

	Shares	Value
Japan - (continued)
Shinko Plantech Co., Ltd.	220,000	$2,359
Shinmaywa Industries, Ltd.	718,000	2,243
Sumida Corp. Λ	295,100	2,357
Takasago International Corp.	469,000	2,271
Tokai Tokyo Financial Holdings Λ	886,000	3,357
Tokyo Tomin Bank, Ltd.	80,400	1,083
Trusco Nakayama Corp.	181,800	2,548
Tsumura & Co. Λ	62,200	1,971
Tsuruha Holdings, Inc.	65,300	2,445
Tsutsumi Jewelry Co., Ltd.	94,200	1,797
Union Tool Co. Λ	81,500	2,284
Works Applications Co., Ltd.	201	124
Yushin Precision Equipment Co., Ltd.	46,100	700
Korea, Republic of - 1.6%
Doosan Infracore Co., Ltd. ‡	198,920	2,996
GS Engineering & Construction Corp.	5,372	411
Industrial Bank of Korea ‡	128,380	1,453
Samsung SDI Co., Ltd.	36,397	4,261
Netherlands - 5.7%
Accell Group	14,679	690
Delta Lloyd NV ‡	220,000	5,326
Exact Holding NV	43,700	1,151
Fugro NV	88,752	5,298
Imtech NV	117,820	3,200
James Hardie Industries NV ‡	369,873	2,454
SBM Offshore NV	202,500	3,984
Smartrac NV ‡	85,717	2,026
Smit Internationale NV	32,413	2,779
Ten Cate NV	193,400	5,120
New Zealand - 1.3%
Fisher & Paykel Healthcare Corp., Ltd.	788,115	1,875
Fletcher Building, Ltd.	940,181	5,238
Norway - 0.4%
Pronova BioPharma AS ‡	750,000	2,216
Singapore - 1.3%
Goodpack, Ltd. Λ	2,213,000	1,936
Olam International, Ltd.	1,165,000	1,980
Singapore Airport Terminal Services, Ltd.	1,820,000	3,209
Spain - 2.0%
Baron de Ley ‡	3,823	181
Codere SA ‡	199,219	1,934
Enagas	170,000	3,537
Laboratorios Farmaceuticos Rovi SA	97,904	999
Red Electrica Corp. SA	92,000	4,626
Sweden - 1.2%
Swedish Match AB	331,551	6,982
Switzerland - 9.5%
Acino Holding AG	34,000	5,481
Bank Sarasin & Cie AG ‡	125,000	4,289
Banque Cantonale Vaudoise	10,500	4,246
BKW FMB Energie AG	32,430	2,470
Bucher Industries AG	20,000	2,357
Cie Financiere Tradition SA	7,800	896
Dufry Group ‡ Λ	63,000	4,116
GAM Holding, Ltd.	300,000	3,467
Gategroup Holding AG ‡	150,000	5,148
Gurit Holding AG	4,200	2,200
Helvetia Holding AG	9,466	2,961
Implenia AG ‡	59,119	1,561
Kuoni Reisen Holding AG	3,885	1,449
Lonza Group AG	25,000	1,783
Mobilezone Holding AG §	304,041	2,264
Newave Energy Holding SA § ‡	12,286	484
Partners Group Holding AG	19,822	2,467
Sika AG	2,476	3,807
Valora Holding AG	7,819	1,797
VZ Holding AG	4,521	340
Taiwan - 0.5%
Far Eastern International Bank ‡	2,909,000	929
Hung Poo Real Estate Development Corp.	710,000	1,013
Tatung Co., Ltd. ‡	4,715,000	1,032
United Kingdom - 14.1%
Air Berlin, PLC ‡ Λ	146,048	846
Albemarle & Bond Holdings	372,313	1,473
AMEC PLC	136,234	1,651
Anglo Pacific Group PLC	416,353	1,630
Babcock International Group PLC	144,684	1,299
Bodycote PLC	526,291	1,461
BSS Group PLC	233,460	948
Burberry Group PLC	161,518	1,588
Carillion PLC	250,000	1,194
Chloride Group PLC	572,616	1,677
Consort Medical PLC	195,489	1,143
Cranswick PLC	106,850	1,257
CSR PLC ‡	235,000	1,690
Daily Mail & General Trust PLC	270,129	1,950
Dana Petroleum PLC ‡	75,000	1,252
Dechra Pharmaceuticals PLC	263,470	2,019
Devro PLC	378,558	838
E2V Technologies PLC § ‡	1,371,727	1,233
eaga PLC ‡	807,549	1,807
Elementis PLC	2,000,000	1,630
Fidessa Group PLC	83,775	1,667
Forth Ports PLC	67,192	1,198
Future PLC	1,540,001	480
Go-Ahead Group PLC	64,775	1,399
Grainger PLC	657,639	1,372
Greggs PLC	175,000	1,168
Hamworthy PLC	390,342	1,907
Helphire Group PLC ‡	477,353	412
HMV Group PLC	500,000	610
Homeserve PLC	58,143	1,516
Hunting PLC	179,061	1,557
IG Group Holdings PLC	311,353	2,013
Inchcape PLC ‡	2,412,337	1,032
Intec Telecom Systems PLC	1,150,000	2,179
Investec PLC	217,397	1,481
John Wood Group PLC	308,963	1,684
Keller Group PLC	154,801	1,547
Kier Group PLC	92,564	1,432
Millennium & Copthorne Hotels PLC	225,000	1,374
Mitie Group PLC	368,036	1,347
Oxford Instruments PLC	200,598	802
Premier Oil PLC ‡	78,202	1,300
Provident Financial PLC	98,667	1,478
PV Crystalox Solar PLC	711,762	635
Scott Wilson Group PLC	1,000,000	1,575
SDL PLC ‡	200,000	1,524
Senior PLC	750,000	1,007
Shanks Group PLC	1,294,041	2,637
Stagecoach Group PLC	585,225	1,646
Tate & Lyle PLC	200,000	1,267
Ultra Electronics Holdings PLC	52,177	1,060
Victrex PLC	113,217	1,477
Vitec Group PLC	101,031	665
VT Group PLC	173,231	1,487
Wellstream Holdings PLC	171,752	1,367
WH Smith PLC	195,766	1,565
William Hill PLC	562,042	1,796
United States - 0.6%
Sohu.com, Inc. ‡	63,788	3,212
Total Common Stocks (cost $516,523)		544,151

The notes are an integral part of this report.

2

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	30,213,963	$30,214
Total Securities Lending Collateral (cost $30,214)

	Principal
REPURCHASE AGREEMENT - 3.1%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $17,518 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $17,870.	$17,518	17,518
Total Repurchase Agreement (cost $17,518)

Total Investment Securities (cost $564,255) #		591,883
Other Assets and Liabilities - Net		(29,460)

Net Assets		$562,423

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Machinery	8.0%	$46,790
Energy Equipment & Services	5.5	32,563
Chemicals	4.8	28,049
Pharmaceuticals	4.6	27,371
Construction & Engineering	4.0	23,255
Capital Markets	3.8	21,802
Insurance	3.5	20,338
Commercial Services & Supplies	3.0	18,240
IT Services	2.9	16,775
Electronic Equipment & Instruments	2.8	16,615
Industrial Conglomerates	2.4	14,348
Specialty Retail	2.4	13,947
Media	2.2	12,919
Hotels, Restaurants & Leisure	1.9	11,910
Commercial Banks	1.8	10,835
Software	1.7	10,049
Food Products	1.6	9,904
Metals & Mining	1.6	9,615
Electrical Equipment	1.6	9,459
Textiles, Apparel & Luxury Goods	1.6	9,447
Health Care Providers & Services	1.5	9,029
Diversified Financial Services	1.5	8,743
Trading Companies & Distributors	1.4	8,150
Health Care Equipment & Supplies	1.4	8,045
Gas Utilities	1.4	8,031
Containers & Packaging	1.4	7,993
Paper & Forest Products	1.3	7,835
Food & Staples Retailing	1.3	7,788
Oil, Gas & Consumable Fuels	1.3	7,589
Internet Software & Services	1.3	7,423
Communications Equipment	1.2	7,312
Transportation Infrastructure	1.2	7,186
Electric Utilities	1.2	7,096
Aerospace & Defense	1.2	7,066
Tobacco	1.2	6,982
Auto Components	1.1	6,690
Real Estate Management & Development	1.1	6,579
Building Products	0.9	5,492
Diversified Telecommunication Services	0.9	5,244

The notes are an integral part of this report.

3

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Road & Rail	0.8%	$4,919
Leisure Equipment & Products	0.8	4,789
Household Durables	0.8	4,732
Real Estate Investment Trusts	0.7	4,505
Construction Materials	0.7	4,366
Life Sciences Tools & Services	0.6	3,655
Consumer Finance	0.5	2,951
Air Freight & Logistics	0.3	1,936
Airlines	0.3	1,818
Semiconductors & Semiconductor Equipment	0.3	1,690
Professional Services	0.3	1,575
Distributors	0.2	1,282
Computers & Peripherals	0.1	1,032
Internet & Catalog Retail	0.0	216
Beverages	0.0	181
Investment Securities, at Value	91.9	544,151
Short-Term Investments	8.1	47,732
Total Investments	100.0%	$591,883

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $28,675.
‡	Non-income producing security.
§	Illiquid. These securities aggregated $20,404, or 3.63%, of the fund’s net assets.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $564,255. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $51,550 and $23,922, respectively. Net unrealized appreciation for tax purposes is $27,628.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$65,931	$—	$—	$65,931
Equities - Consumer Staples	24,856	—	—	24,856
Equities - Energy	40,152	—	—	40,152
Equities - Financials	75,753	—	—	75,753
Equities - Health Care	48,100	—	—	48,100
Equities - Industrials	144,993	—	—	144,993
Equities - Information Technology	60,896	—	—	60,896
Equities - Materials	63,098	—	—	63,098
Equities - Telecommunication Services	5,244	—	—	5,244
Equities - Utilities	15,128	—	—	15,128
Cash & Cash Equivalent - Repurchase Agreement	—	17,518	—	17,518
Cash & Cash Equivalent - Securities Lending Collateral	30,214	—	—	30,214
Total	$574,365	$17,518	$—	$591,883

The notes are an integral part of this report.

4

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
Fannie Mae
4.50%, 03/25/2017 - 04/25/2030	$12,697		$13,100
5.00%, 10/25/2032 - 06/25/2034		13,565	14,192
5.50%, 03/25/2026		6,707	7,089
Freddie Mac
3.75%, 12/15/2011		1,882	1,897
4.00%, 10/15/2029		3,370	3,450
4.50%, 02/15/2027		2,809	2,891
4.84%, 06/01/2035 *		6,503	6,687
5.00%, 06/15/2027 - 11/15/2032		7,219	7,544
5.50%, 01/15/2029		9,975	10,135
5.51%, 02/01/2038 *		5,661	5,996
5.57%, 08/01/2037 *		1,218	1,288
Ginnie Mae
4.50%, 01/17/2033		3,285	3,363
Total U.S. Government Agency Obligations (cost $74,179)			77,632

FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
Australia Government Bond
5.25%, 08/15/2010	AUD	36,100	32,106
United Mexican States
7.50%, 06/21/2012	MXN	190,000	15,004
Total Foreign Government Obligations (cost $47,928)			47,110

MORTGAGE-BACKED SECURITIES - 12.8%
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	$6,000		6,225
Series 2007-1A, Class B
5.54%, 04/15/2037 - 144A		4,750	4,928
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A		7,425	7,703
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.92%, 08/26/2035 - 144A *		5,485	5,265
Series 2009-RR13, Class 2A3
5.50%, 02/26/2036 - 144A *		9,137	9,045
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A * Ə		12,153	12,213
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036 - 144A *		3,739	3,683
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037 - 144A *		5,224	4,950
Series 2009-RR6, Class 2A1
5.36%, 08/26/2035 - 144A *		6,422	6,326
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A * Ə		14,170	14,090
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036 - 144A		5,600	5,880
Series 2006-1A, Class B
5.36%, 11/15/2036 - 144A		13,855	14,548
Series 2006-1A, Class C
5.47%, 11/15/2036 - 144A		9,000	9,450
Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class AFL
0.45%, 05/15/2037 - 144A *		8,000	7,760
Series 2007-1A, Class B
5.52%, 05/15/2037 - 144A		8,880	8,969
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.51%, 12/26/2037 - 144A *		3,879	3,820
Series 2009-R2, Class 3A
5.80%, 01/26/2047 - 144A *		4,781	4,697
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A		3,324	3,324
Series 2009-R7, Class 11A1
5.31%, 03/26/2037 - 144A *		5,994	5,754
Series 2009-R7, Class 12A1
5.50%, 08/26/2036 - 144A *		4,174	4,112
Series 2009-R7, Class 16A1
5.67%, 12/26/2036 - 144A *		3,318	3,318
Series 2009-R7, Class 4A1
3.73%, 09/26/2034 - 144A *		4,640	4,408
Series 2009-R9, Class 1A1
5.84%, 08/26/2046 - 144A *		9,824	9,677
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.82%, 01/27/2047 - 144A *		5,430	5,336
SBA CMBS Trust
Series 2006-1A, Class A
5.31%, 11/15/2036 - 144A		4,700	4,847
Series 2006-1A, Class C
5.56%, 11/15/2036 - 144A		23,160	23,884
Series 2006-1A, Class E
6.17%, 11/15/2036 - 144A		5,533	5,720
Station Place Securitization Trust
Series 2009-1, Class A
1.73%, 01/25/2040 - 144A *		13,335	13,302
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *		3,790	3,716
Total Mortgage-Backed Securities (cost $207,592)			216,950

ASSET-BACKED SECURITIES - 3.5%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011		16,120	16,242
Continental Airlines, Inc.
Series 1997, Class 1A
7.46%, 10/01/2016		10,929	10,574
Series 2000-2, Class A2
7.49%, 10/02/2010		3,061	3,061
Series 2001-1, Class A2
6.50%, 12/15/2012		3,230	3,278
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 05/18/2012		14,300	14,550
Newmont Gold Co. Pass-Through Trusts 1994
Series A2
9.25%, 07/05/2012		1,842	2,059
PF Export Receivables Master Trust
Series A
6.44%, 06/01/2015 - 144A		9,675	10,215
Total Asset-Backed Securities (cost $59,349)			59,979

CORPORATE DEBT SECURITIES - 73.7%
Automobiles - 0.2%
Daimler Finance North America LLC
5.88%, 03/15/2011		3,100	3,242

The notes are an integral part of this report.

1

	Principal	Value
Beverages - 1.8%
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/2012 - 144A	$7,000	$7,224
Diageo Capital PLC
4.38%, 05/03/2010	4,870	4,921
Foster’s Finance Corp.
6.88%, 06/15/2011 - 144A	6,225	6,647
Molson Coors Capital Finance ULC
4.85%, 09/22/2010	5,000	5,132
SABMiller PLC
6.20%, 07/01/2011 - 144A	6,301	6,673
Capital Markets - 1.4%
Macquarie Group, Ltd.
7.30%, 08/01/2014 - 144A	5,493	6,087
Morgan Stanley
0.50%, 01/18/2011 *	8,700	8,701
4.75%, 04/01/2014	2,500	2,559
State Street Capital Trust III
8.25%, 03/15/2011 ■ Ž	7,000	7,163
Chemicals - 2.8%
Chevron Phillips Chemical Co., LLC
7.00%, 03/15/2011	6,800	7,161
Cytec Industries, Inc.
5.50%, 10/01/2010 Λ	5,880	5,993
Dow Chemical Co.
4.85%, 08/15/2012	5,000	5,341
6.13%, 02/01/2011	7,240	7,537
Methanex Corp.
8.75%, 08/15/2012	8,842	9,196
Mosaic Co.
7.38%, 12/01/2014 - 144A	11,080	11,887
Commercial Banks - 7.4%
Bank of Scotland PLC
5.00%, 11/21/2011 - 144A	930	965
BB&T Corp.
3.85%, 07/27/2012	5,000	5,229
City National Corp.
5.13%, 02/15/2013	15,945	16,404
Fifth Third Bank
0.36%, 05/17/2013 *	18,010	16,754
First Tennessee Bank NA
0.39%, 02/14/2011 *	1,750	1,713
4.63%, 05/15/2013	7,760	7,310
M&I Marshall & Ilsley Bank
6.38%, 09/01/2011	9,095	9,011
PNC Funding Corp.
0.39%, 01/31/2012 *	12,820	12,691
Scotland International Finance
7.70%, 08/15/2010 - 144A	9,670	9,835
Silicon Valley Bank
5.70%, 06/01/2012	3,025	3,094
SunTrust Banks, Inc.
5.25%, 11/05/2012	15,720	16,614
Wachovia Corp.
0.59%, 10/28/2015 *	16,400	15,065
Westpac Securities NZ, Ltd.
2.63%, 01/28/2013 - 144A	10,000	9,980
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.
4.88%, 01/15/2013	6,000	6,255
Construction Materials - 1.8%
CRH America, Inc.
5.30%, 10/15/2013	4,600	4,860
5.63%, 09/30/2011	4,300	4,537
6.95%, 03/15/2012	2,590	2,818
Lafarge SA
6.15%, 07/15/2011	10,008	10,594
Martin Marietta Materials, Inc.
6.88%, 04/01/2011	8,000	8,364
Consumer Finance - 1.7%
American Express Credit Corp.
1.63%, 05/27/2010 *	7,500	7,530
5.13%, 08/25/2014	3,500	3,726
7.30%, 08/20/2013	3,500	3,978
Discover Financial Services
0.83%, 06/11/2010 *	7,850	7,794
Toyota Motor Credit Corp.
3.75%, 01/09/2012 *	5,000	5,334
Containers & Packaging - 1.0%
Rexam PLC
6.75%, 06/01/2013 - 144A	15,930	17,297
Diversified Financial Services - 12.6%
American Honda Finance Corp.
5.13%, 12/15/2010 - 144A	3,920	4,045
Bank of America Corp. - Series L
7.38%, 05/15/2014	5,100	5,781
Bear Stearns Cos. LLC
5.50%, 08/15/2011	2,000	2,127
6.95%, 08/10/2012	5,000	5,580
Caterpillar Financial Services Corp.
1.00%, 06/24/2011 *	7,390	7,458
Citigroup, Inc.
5.63%, 08/27/2012	15,589	16,365
Crown Castle Towers LLC
4.52%, 01/15/2035 - 144A	11,870	12,080
FIA Card Services NA
7.13%, 11/15/2012	13,851	15,264
Ford Motor Credit Co., LLC
3.00%, 01/13/2012 *	8,930	8,439
General Electric Capital Corp.
0.38%, 11/01/2012 *	15,000	14,668
Harley-Davidson Funding Corp.
5.00%, 12/15/2010 - 144A	12,230	12,385
5.25%, 12/15/2012 - 144A	6,350	6,635
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 - 144A	16,335	16,448
John Deere Capital Corp.
1.05%, 06/10/2011 *	6,125	6,177
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	7,000	7,298
Merrill Lynch & Co., Inc.
2.50%, 05/12/2010 *	7,735	7,783
Nissan Motor Acceptance Corp.
3.25%, 01/30/2013 - 144A	2,940	2,947
5.63%, 03/14/2011 - 144A	14,225	14,759
PACCAR Financial Corp.
3.75%, 01/12/2011 *	5,000	5,157
Pemex Finance, Ltd.
9.03%, 02/15/2011	4,920	5,064
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	12,770	13,043

The notes are an integral part of this report.

2

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Diversified Financial Services (continued)
Selkirk Cogen Funding Corp. - Series A
8.98%, 06/26/2012	$12,328	$12,973
TNK-BP Finance SA
7.50%, 03/13/2013 - 144A	9,005	9,466
Williams Cos., Inc. Credit Linked Certificate Trust V
6.38%, 10/01/2010 - 144A Λ	2,450	2,515
Diversified Telecommunication Services - 1.4%
Qwest Corp.
7.88%, 09/01/2011	15,210	15,932
Sprint Capital Corp.
7.63%, 01/30/2011 Λ	5,009	5,078
8.38%, 03/15/2012	2,000	2,035
Electric Utilities - 1.8%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 Ђ	13,998	16,457
NiSource Finance Corp.
7.88%, 11/15/2010	6,545	6,864
PSEG Power LLC
7.75%, 04/15/2011 Λ	6,780	7,266
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc.
4.45%, 09/14/2012	5,000	5,267
Tyco Electronics Group SA
6.00%, 10/01/2012	11,206	12,149
Energy Equipment & Services - 2.3%
Enterprise Products Operating LLC
7.50%, 02/01/2011	7,595	8,024
7.63%, 02/15/2012	7,855	8,712
NGPL Pipeco LLC
6.51%, 12/15/2012 - 144A	7,470	8,255
Plains All American Pipeline, LP
4.25%, 09/01/2012	4,890	5,116
Weatherford International, Inc.
5.95%, 06/15/2012	7,305	7,968
Food & Staples Retailing - 1.1%
Kroger Co.
8.05%, 02/01/2010	7,012	7,012
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	4,400	4,444
Woolworths, Ltd.
5.25%, 11/15/2011 - 144A	7,000	7,385
Food Products - 1.0%
M-Foods Holdings, Inc.
9.75%, 10/01/2013 - 144A	3,750	3,886
Michael Foods, Inc.
8.00%, 11/15/2013	5,480	5,596
UST, Inc.
6.63%, 07/15/2012	6,460	7,069
Gas Utilities - 1.0%
DCP Midstream LLC
7.88%, 08/16/2010	6,900	7,155
9.70%, 12/01/2013 - 144A	4,500	5,363
EQT Corp.
5.15%, 11/15/2012	4,520	4,879
Health Care Equipment & Supplies - 0.1%
CareFusion Corp.
4.13%, 08/01/2012 - 144A	2,000	2,076
Hotels, Restaurants & Leisure - 1.7%
Carrols Corp.
9.00%, 01/15/2013	7,000	7,105
Marriott International, Inc.
5.63%, 02/15/2013	10,725	11,338
Royal Caribbean Cruises, Ltd.
8.00%, 05/15/2010 Λ	2,900	2,929
Yum! Brands, Inc.
8.88%, 04/15/2011	6,200	6,693
Household Durables - 0.9%
Whirlpool Corp.
8.00%, 05/01/2012	13,370	14,782
Independent Power Producers & Energy Traders - 0.6%
TransAlta Corp.
4.75%, 01/15/2015	9,000	9,334
Insurance - 1.6%
Oil Insurance, Ltd.
7.56%, 06/30/2011 - 144A ■ Ž	8,080	6,385
Prudential Financial, Inc.
3.63%, 09/17/2012	5,000	5,129
Reinsurance Group of America, Inc.
6.75%, 12/15/2011	14,540	15,590
Machinery - 1.2%
Case New Holland, Inc.
7.75%, 09/01/2013 - 144A	9,195	9,448
Kennametal, Inc.
7.20%, 06/15/2012	9,950	10,489
Media - 0.3%
Comcast Cable Holdings LLC
9.80%, 02/01/2012	5,000	5,695
Metals & Mining - 2.8%
Anglo American Capital PLC
9.38%, 04/08/2014 - 144A	4,500	5,450
ArcelorMittal
5.38%, 06/01/2013	13,500	14,376
Freeport-McMoRan Corp.
8.75%, 06/01/2011	9,183	9,821
Steel Dynamics, Inc.
7.38%, 11/01/2012	4,770	4,877
Xstrata Canada Corp.
7.35%, 06/05/2012	11,000	12,151
Multiline Retail - 1.3%
JC Penney Corp., Inc.
8.00%, 03/01/2010	6,175	6,190
Limited, Inc.
5.25%, 11/01/2014	9,205	8,884
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012	7,170	7,313
Multi-Utilities - 0.6%
Black Hills Corp.
9.00%, 05/15/2014	4,100	4,758
Sempra Energy
7.95%, 03/01/2010	5,500	5,531
Office Electronics - 0.4%
Xerox Corp.
7.13%, 06/15/2010	6,250	6,376
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Finance Co.
6.75%, 05/01/2011	6,460	6,819
Consol Energy, Inc.
7.88%, 03/01/2012	7,100	7,597

The notes are an integral part of this report.

3

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
El Paso Corp.
7.00%, 05/15/2011	$3,250	$3,359
7.38%, 12/15/2012	2,000	2,113
7.88%, 06/15/2012 Λ	2,945	3,115
EnCana Corp.
6.30%, 11/01/2011	5,100	5,535
Gaz Capital SA for Gazprom
8.13%, 07/31/2014 - 144A	6,920	7,517
Kinder Morgan, Inc.
6.50%, 09/01/2012	5,316	5,522
Marathon Oil Corp.
8.38%, 05/01/2012	6,000	6,799
Petrohawk Energy Corp.
9.13%, 07/15/2013	8,480	8,840
Ras Laffan Liquefied Natural Gas Co., Ltd. III
4.50%, 09/30/2012 - 144A	11,915	12,454
Williams Cos., Inc.
2.25%, 10/01/2010 - 144A *	1,450	1,449
7.13%, 09/01/2011	4,682	5,127
Woodside Finance, Ltd.
5.00%, 11/15/2013 - 144A	4,450	4,654
8.13%, 03/01/2014 - 144A	2,450	2,839
XTO Energy, Inc.
5.00%, 08/01/2010	5,770	5,896
Paper & Forest Products - 0.6%
Weyerhaeuser Co.
6.75%, 03/15/2012	9,840	10,489
Real Estate Investment Trusts - 10.0%
Boston Properties, LP
6.25%, 01/15/2013	10,000	10,909
BRE Properties, Inc.
7.45%, 01/15/2011	8,500	8,696
Dexus Property Group
7.13%, 10/15/2014 - 144A	10,375	11,016
Duke Realty, LP
4.63%, 05/15/2013	5,000	5,051
5.63%, 08/15/2011	2,000	2,083
5.88%, 08/15/2012	6,053	6,330
6.25%, 05/15/2013	4,386	4,633
ERP Operating, LP
5.20%, 04/01/2013	11,080	11,490
HCP, Inc.
5.65%, 12/15/2013	9,695	10,027
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	14,330	15,203
Kimco Realty Corp.
4.62%, 05/06/2010	5,000	5,011
Liberty Property, LP
6.38%, 08/15/2012	13,270	14,196
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	9,975	9,819
Shurgard Storage Centers LLC
5.88%, 03/15/2013	2,910	3,077
Simon Property Group, LP
4.88%, 03/18/2010	6,265	6,291
5.30%, 05/30/2013	5,600	5,992
Tanger Properties, LP
6.15%, 11/15/2015	6,265	6,606
UDR, Inc.
5.50%, 04/01/2014	5,500	5,627
United Dominion Realty Trust
5.00%, 01/15/2012	8,847	9,067
6.05%, 06/01/2013	540	565
WEA Finance LLC
5.40%, 10/01/2012 - 144A	11,500	12,279
Westfield Capital Corp., Ltd.
5.13%, 11/15/2014 - 144A	5,170	5,446
Real Estate Management & Development - 2.1%
Brascan Corp.
7.13%, 06/15/2012	16,045	17,128
Post Apartment Homes, LP
5.45%, 06/01/2012	9,399	9,409
7.70%, 12/20/2010 Λ	5,000	5,139
Retail Property Trust
7.18%, 09/01/2013 - 144A	4,000	4,462
Road & Rail - 0.8%
CSX Corp.
6.75%, 03/15/2011	6,580	6,974
Union Pacific Corp.
3.63%, 06/01/2010	5,030	5,081
6.13%, 01/15/2012	2,000	2,183
Specialty Retail - 0.1%
Staples, Inc.
7.75%, 04/01/2011	1,500	1,610
Tobacco - 0.9%
Reynolds American, Inc.
7.25%, 06/01/2012	13,700	14,987
Trading Companies & Distributors - 0.9%
GATX Corp.
4.75%, 10/01/2012	14,240	14,796
Transportation Infrastructure - 0.5%
ERAC USA Finance LLC
5.80%, 10/15/2012 - 144A	5,200	5,578
8.00%, 01/15/2011 - 144A	2,592	2,743
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC
7.75%, 02/15/2010	5,000	5,012
Total Corporate Debt Securities (cost $1,202,372)		1,246,945

	Shares
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	1,606,890	1,607
Total Securities Lending Collateral (cost $1,607)

	Principal
REPURCHASE AGREEMENT - 1.4%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $24,480 on 02/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 08/15/2039 - 09/25/2039, and with a total value of $24,971.	$24,480	24,480
Total Repurchase Agreement (cost $24,480)

Total Investment Securities (cost $1,617,507) #		1,674,703
Other Assets and Liabilities - Net		16,187

Net Assets		$1,690,890

The notes are an integral part of this report.

4

(all amounts in thousands)

(unaudited)

FUTURES CONTRACTS: (a)

Description	Contracts Г	Expiration Date	Net Unrealized (Depreciation)
5-Year U.S. Treasury Note	(750)	03/31/2010	$(264)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2010.
Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These security had a Market Value of $26,303, or 1.56% of the fund’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 01/31/2010.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $1,575.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $1,617,507. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $59,319 and $2,123, respectively. Net unrealized appreciation for tax purposes is $57,196.

(a)	Cash in the amount of $699 has been segregated with the broker to cover margin requirements for the open futures contract.
Г	Contract amounts are not in thousands.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2010, these securities aggregated $530,169, or 31.35%, of the fund’s net assets.

AUD	Australian Dollar
MXN	Mexican Peso
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Asset-Backed Security	$—	$59,979	$—	$59,979
Fixed Income - Consumer Discretionary	—	84,101	—	84,101
Fixed Income - Consumer Staples	—	80,975	—	80,975
Fixed Income - Energy	—	140,228	—	140,228
Fixed Income - Financials	—	624,651	—	624,651
Fixed Income - Foreign Government Obligation	—	47,110	—	47,110
Fixed Income - Health Care	—	2,076	—	2,076
Fixed Income - Industrials	—	55,226	—	55,226
Fixed Income - Information Technology	—	23,792	—	23,792
Fixed Income - Materials	—	152,750	—	152,750
Fixed Income - Mortgage-Backed Security	—	216,950	—	216,950
Fixed Income - Telecommunication Services	—	28,057	—	28,057
Fixed Income - U.S. Government Agency Obligation	—	77,632	—	77,632
Fixed Income - Utilities	—	55,089	—	55,089
Cash & Cash Equivalent - Repurchase Agreement	—	24,480	—	24,480
Cash & Cash Equivalent - Securities Lending Collateral	1,607	—	—	1,607
Total	$1,607	$1,668,634	$—	$1,674,703

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts - Depreciation	$—	$(264)	$—	$(264)

* Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

5

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 94.3%
Airlines - 2.3%
Continental Airlines, Inc. - Class B ‡ Λ	514,005	$9,453
Biotechnology - 2.2%
Martek Biosciences Corp. ‡ Λ	424,460	9,143
Capital Markets - 3.7%
Cohen & Steers, Inc. Λ	318,435	6,477
Raymond James Financial, Inc. Λ	352,600	8,924
Chemicals - 5.5%
FMC Corp. Λ	141,900	7,228
Intrepid Potash, Inc. ‡ Λ	343,400	8,410
Terra Industries, Inc.	233,031	7,364
Commercial Banks - 9.1%
Bank of Hawaii Corp. Λ	191,300	8,700
City National Corp. Λ	242,450	11,976
Marshall & Ilsley Corp.	1,512,880	10,454
SVB Financial Group ‡ Λ	143,300	6,218
Communications Equipment - 3.1%
Brocade Communications Systems, Inc. ‡ Λ	1,051,055	7,221
Harmonic Lightwaves, Inc. ‡	987,152	5,992
Diversified Consumer Services - 2.4%
Sotheby’s Λ	420,950	9,783
Electric Utilities - 2.7%
ITC Holdings Corp. Λ	121,620	6,533
NV Energy, Inc.	400,700	4,616
Electrical Equipment - 4.2%
General Cable Corp. ‡ Λ	280,525	8,163
Woodward Governor Co. Λ	365,445	9,294
Energy Equipment & Services - 2.7%
Oil States International, Inc. ‡	144,815	5,335
Superior Energy Services, Inc. ‡	246,585	5,664
Health Care Equipment & Supplies - 3.6%
Cooper Cos., Inc. Λ	240,200	8,484
Hologic, Inc. ‡ Λ	432,000	6,510
Household Durables - 2.1%
Tupperware Brands Corp.	201,775	8,567
Insurance - 2.0%
HCC Insurance Holdings, Inc.	306,210	8,298
Life Sciences Tools & Services - 2.4%
Charles River Laboratories International, Inc. ‡	277,080	10,069
Machinery - 7.1%
AGCO Corp. ‡ Λ	260,576	8,054
Harsco Corp.	230,440	6,858
Manitowoc Co., Inc.	575,250	6,270
Watts Water Technologies, Inc. - Class A Λ	304,101	8,797
Media - 3.2%
Arbitron, Inc. Λ	225,670	5,712
Lamar Advertising Co. - Class A ‡ Λ	260,965	7,463
Metals & Mining - 5.4%
AK Steel Holding Corp. Λ	349,375	7,106
Carpenter Technology Corp. Λ	290,000	7,772
Thompson Creek Metals Co., Inc. ‡ Λ	637,420	7,394
Multiline Retail - 1.7%
Saks, Inc. ‡ Λ	1,103,325	7,105
Oil, Gas & Consumable Fuels - 2.2%
Comstock Resources, Inc. ‡	238,700	9,307
Professional Services - 2.0%
Manpower, Inc.	157,500	8,157
Real Estate Investment Trusts - 7.6%
BioMed Realty Trust, Inc. Λ	390,000	5,682
Douglas Emmett, Inc. Λ	514,785	7,119
Kilroy Realty Corp. Λ	260,924	7,538
Omega Healthcare Investors, Inc.	578,600	10,826
Real Estate Management & Development - 4.4%
Jones Lang Lasalle, Inc. Λ	198,460	11,314
St. Joe Co. ‡ Λ	273,355	7,107
Road & Rail - 3.4%
Kansas City Southern ‡	469,785	13,953
Software - 1.4%
THQ, Inc. ‡ Λ	1,123,810	5,664
Specialty Retail - 3.4%
Gymboree Corp. ‡ Λ	184,220	7,187
Office Depot, Inc. ‡ Λ	1,253,940	7,123
Trading Companies & Distributors - 3.3%
Beacon Roofing Supply, Inc. ‡ Λ	416,920	7,004
WESCO International, Inc. ‡ Λ	238,740	6,618
Water Utilities - 1.2%
Aqua America, Inc. Λ	309,385	5,133
Total Common Stocks (cost $339,612)		391,139

SECURITIES LENDING COLLATERAL - 23.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	98,921,501	98,922
Total Securities Lending Collateral (cost $98,922)

	Principal
REPURCHASE AGREEMENT - 4.7%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $19,488 on 02/01/2010. Collateralized by a U.S. Government Obligation, a zero coupon, due 07/01/2010, and with a value of $19,880.	$19,488	19,488
Total Repurchase Agreement (cost $19,488)

Total Investment Securities (cost $458,022) #		509,549
Other Assets and Liabilities - Net		(94,651)

Net Assets		$414,898

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $96,336.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $458,022. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $65,658 and $14,131, respectively. Net unrealized appreciation for tax purposes is $51,527.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$52,940	$—	$—	$52,940
Equities - Energy	20,306	—	—	20,306
Equities - Financials	110,633	—	—	110,633
Equities - Health Care	34,206	—	—	34,206
Equities - Industrials	92,621	—	—	92,621
Equities - Information Technology	18,877	—	—	18,877
Equities - Materials	45,274	—	—	45,274
Equities - Utilities	16,282	—	—	16,282
Cash & Cash Equivalent - Repurchase Agreement	—	19,488	—	19,488
Cash & Cash Equivalent - Securities Lending Collateral	98,922	—	—	98,922
Total	$490,061	$19,488	$—	$509,549

The notes are an integral part of this report.

2

Transamerica Third Avenue Value

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 86.9%
Austria - 0.5%
Andritz AG	35,000	$1,969
Bermuda - 2.3%
Montpelier Re Holdings, Ltd. Λ	325,711	5,501
Nabors Industries, Ltd. ‡	196,865	4,390
Canada - 12.3%
Brookfield Asset Management, Inc. - Class A	864,586	17,370
Canfor Corp. ‡	739,723	5,050
Cenovus Energy, Inc.	327,000	7,570
E-L Financial Corp., Ltd. §	5,786	2,330
EnCana Corp.	327,000	10,003
Power Corp. of Canada	147,564	3,873
Viterra, Inc. -Class Common Recei ‡	732,150	6,525
France - 0.6%
Sanofi-Aventis SA	32,950	2,449
Germany - 1.3%
Lanxess AG	148,000	5,640
Guernsey, Channel Islands - 0.5%
Resolution, Ltd. ‡	1,630,000	2,082
Hong Kong - 16.9%
Cheung Kong Holdings, Ltd.	1,479,153	17,537
Chong Hing Bank, Ltd.	440,190	794
Hang Lung Group, Ltd.	928,692	4,187
Hang Lung Properties, Ltd.	1,703,749	5,914
Henderson Land Development Co., Ltd.	3,474,538	22,197
Hutchison Whampoa, Ltd.	2,095,888	14,334
Wharf Holdings, Ltd.	1,507,141	7,561
Japan - 12.2%
Mitsui Fudosan Co., Ltd. Λ	949,462	16,146
Sapporo Holdings, Ltd. Λ	534,000	2,822
Tokio Marine Holdings, Inc.	470,080	12,707
Toyota Industries Corp. Λ	705,107	20,794
Korea, Republic of - 4.6%
POSCO ADR Λ	174,261	19,683
Sweden - 3.4%
Investor AB - Class A	841,546	14,579
United Kingdom - 0.3%
Derwent London PLC REIT	70,050	1,467
United States - 32.0%
Alamo Group, Inc.	188,983	3,392
Alexander & Baldwin, Inc.	118,770	3,795
Applied Materials, Inc.	493,961	6,016
AVX Corp.	861,145	10,230
Bank of New York Mellon Corp.	560,052	16,291
Bristow Group, Inc. ‡ Λ	173,630	6,199
Capital Southwest Corp.	19,256	1,568
Cimarex Energy Co. Λ	476,128	23,429
Cross Country Healthcare, Inc. ‡	211,206	1,914
Electro Scientific Industries, Inc. ‡	196,486	2,203
Electronics for Imaging, Inc. ‡ Λ	177,436	2,057
Forest City Enterprises, Inc. - Class A ‡ Λ	679,836	7,689
Intel Corp.	355,961	6,906
Investment Technology Group, Inc. ‡	399,815	8,196
KeyCorp	200,000	1,436
Leucadia National Corp. ‡	50,000	1,117
Lexmark International, Inc. - Class A ‡	66,205	1,707
MDC Holdings, Inc. Λ	53,363	1,793
Pharmaceutical Product Development, Inc. Λ	300,710	7,025
St. Joe Co. ‡	370,892	9,643
Sycamore Networks, Inc. ‡	150,818	2,924
Tejon Ranch Co. ‡ Λ	76,574	2,344
Tellabs, Inc. ‡	941,479	6,054
Westwood Holdings Group, Inc.	111,753	4,040
Total Common Stocks (cost $453,801)		$373,442

	Principal
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 7.0%
United States - 7.0%
U.S. Treasury Bill
0.06% ▲, 04/08/2010	$30,000	29,992
Total Short-Term U.S. Government Obligation (cost $29,992)

	Shares
SECURITIES LENDING COLLATERAL - 4.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	17,321,648	17,322
Total Securities Lending Collateral (cost $17,322)

	Principal
REPURCHASE AGREEMENT - 6.0%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $25,713 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $26,227.	$25,713	25,713
Total Repurchase Agreement (cost $25,713)

Total Investment Securities (cost $526,828) #		446,469
Other Assets and Liabilities - Net		(16,934)

Net Assets		$429,535

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Real Estate Management & Development	24.7%	$110,588
Oil, Gas & Consumable Fuels	9.1	41,002
Capital Markets	6.7	30,095
Insurance	5.4	24,411
Auto Components	4.8	20,794
Metals & Mining	4.4	19,683
Diversified Financial Services	4.1	17,778
Industrial Conglomerates	3.2	14,334
Semiconductors & Semiconductor Equipment	2.9	12,922
Electronic Equipment & Instruments	2.8	12,433

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Energy Equipment & Services	2.4%	$10,589
Communications Equipment	2.0	8,978
Life Sciences Tools & Services	1.6	7,025
Food Products	1.5	6,525
Chemicals	1.3	5,640
Machinery	1.2	5,361
Paper & Forest Products	1.1	5,050
Marine	0.9	3,795
Computers & Peripherals	0.8	3,764
Beverages	0.6	2,822
Pharmaceuticals	0.5	2,449
Commercial Banks	0.5	2,230
Health Care Providers & Services	0.4	1,914
Household Durables	0.4	1,793
Real Estate Investment Trusts	0.3	1,467
Investment Securities, at Value	83.6	373,442
Short-Term Investments	16.4	73,027
Total Investments	100.0%	$446,469

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $16,787.
‡	Non-income producing security.
§	Illiquid. These securities aggregated $2,330, or 0.54%, of the fund’s net assets.
▲	Rate shown reflects yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $526,828. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,394 and $99,753, respectively. Net unrealized depreciation for tax purposes is $80,359.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$22,587	$—	$—	$22,587
Equities - Consumer Staples	9,347	—	—	9,347
Equities - Energy	51,592	—	—	51,592
Equities - Financials	186,568	—	—	186,568
Equities - Health Care	11,387	—	—	11,387
Equities - Industrials	23,491	—	—	23,491
Equities - Information Technology	38,097	—	—	38,097
Equities - Materials	30,373	—	—	30,373
Fixed Income - Short-Term U.S. Government Obligation	—	29,992	—	29,992
Cash & Cash Equivalent - Repurchase Agreement	—	25,713	—	25,713
Cash & Cash Equivalent - Securities Lending Collateral	17,322	—	—	17,322
Total	$390,764	$55,705	$—	$446,469

The notes are an integral part of this report.

2

Transamerica Thornburg International Value

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Australia - 2.1%
BHP Billiton, Ltd.	354,292	$12,349
Brazil - 4.4%
BM&FBOVESPA SA	1,160,000	7,834
Empresa Brasileira de Aeronautica SA ADR ‡	176,327	3,743
Natura Cosmeticos SA ‡	320,500	5,771
Petroleo Brasileiro SA ADR	215,865	8,758
Canada - 4.4%
Canadian National Railway Co.	207,289	10,337
Canadian Natural Resources, Ltd.	143,507	9,160
Potash Corp. of Saskatchewan, Inc.	67,965	6,752
Thomson Reuters Corp.	9,100	304
Cayman Islands - 0.4%
Baidu, Inc. ADR ‡	6,180	2,544
China - 5.0%
China Merchants Bank Co., Ltd. - Class H	4,400,540	10,225
Industrial & Commercial Bank of China - Class H	19,510,200	14,323
Sinopharm Group Co. - Class H ‡	1,364,000	5,148
Denmark - 3.4%
Novo Nordisk A/S - Class B	193,422	13,165
Vestas Wind Systems A/S ‡	138,165	7,356
France - 8.9%
Air Liquide SA	79,024	8,436
AXA SA	458,131	9,528
BNP Paribas	150,805	10,904
Lafarge SA	135,846	10,150
LVMH Moet Hennessy Louis Vuitton SA	132,990	14,581
Germany - 6.2%
Deutsche Bank AG	168,946	10,395
E.ON AG	116,995	4,325
Fresenius Medical Care AG & Co. KGaA	182,496	9,270
SAP AG	289,940	13,297
Greece - 1.4%
National Bank of Greece SA ‡	373,296	8,286
Guernsey, Channel Islands - 1.2%
Amdocs, Ltd. ‡	241,913	6,916
Hong Kong - 4.0%
China Mobile, Ltd.	29,000	276
CNOOC, Ltd.	7,759,792	11,094
Hong Kong Exchanges & Clearing, Ltd.	723,000	12,292
Ireland - 1.0%
Covidien PLC	123,915	6,265
Israel - 3.3%
Teva Pharmaceutical Industries, Ltd. ADR	348,538	19,769
Italy - 1.1%
Intesa Sanpaolo SpA ‡	1,663,918	6,408
Japan - 7.9%
Fanuc, Ltd.	82,126	7,879
Komatsu, Ltd.	749,112	15,104
Mitsubishi UFJ Financial Group, Inc.	2,077,400	10,771
Toyota Motor Corp.	340,755	13,175
Korea, Republic of - 1.0%
Hyundai Motor Co.	60,122	5,848
Mexico - 3.0%
America Movil SAB de CV - Series L ADR	169,889	7,416
Wal-Mart de Mexico SAB de CV - Series V	2,336,040	10,356
Netherlands - 2.0%
ING Groep NV ‡	628,100	5,978
Koninklijke KPN NV	372,900	6,199
Netherlands Antilles - 1.4%
Schlumberger, Ltd.	130,714	8,295
Spain - 1.8%
Telefonica SA	441,442	10,628
Sweden - 2.1%
Hennes & Mauritz AB - Class B	209,790	12,422
Switzerland - 7.5%
Julius Baer Group, Ltd.	139,655	4,642
Logitech International SA ‡	264,562	4,522
Nestle SA	269,346	12,824
Novartis AG	238,841	12,801
Roche Holding AG	59,029	9,934
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	605,700	6,154
Turkey - 1.1%
Turkcell Iletisim Hizmet AS	857,796	6,304
United Kingdom - 20.0%
ARM Holdings PLC	2,062,314	6,405
BP PLC	957,775	8,986
British American Tobacco PLC	393,429	13,021
British Sky Broadcasting Group PLC	975,324	8,318
Cairn Energy PLC ‡	611,180	3,175
Carnival PLC ‡	345,855	12,577
Kingfisher PLC	2,611,690	8,863
Pearson PLC	477,707	6,808
Reckitt Benckiser Group PLC	249,026	12,961
SABMiller PLC	339,798	9,294
Smith & Nephew PLC	633,958	6,415
Standard Chartered PLC	489,688	11,366
Tesco PLC	1,737,043	11,816
United States - 0.7%
Southern Copper Corp.	166,200	4,426
Total Common Stocks (cost $534,798)		575,644

	Principal
REPURCHASE AGREEMENT - 3.4%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $20,203 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $20,610.	$20,203	20,203
Total Repurchase Agreement (cost $20,203)

Total Investment Securities (cost $555,001) #		595,847
Other Assets and Liabilities - Net		1,819

Net Assets		$597,666

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Brazilian Real	(26,662)	05/04/2010	$(14,688)	$788
Euro	(9,645)	07/26/2010	(13,570)	208
Euro	(4,163)	07/26/2010	(5,774)	6
Mexican Peso	(236,904)	05/28/2010	(17,986)	126
Mexican Peso	24,865	05/28/2010	1,905	(30)
				$1,098

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	12.1%	$72,283
Pharmaceuticals	10.1	60,817
Oil, Gas & Consumable Fuels	6.9	41,173
Diversified Financial Services	4.4	26,104
Machinery	3.9	22,983
Food & Staples Retailing	3.8	22,172
Specialty Retail	3.6	21,285
Software	3.5	20,213
Automobiles	3.2	19,023
Diversified Telecommunication Services	2.8	16,827
Metals & Mining	2.8	16,775
Media	2.5	15,430
Chemicals	2.5	15,188
Capital Markets	2.5	15,037
Textiles, Apparel & Luxury Goods	2.4	14,581
Wireless Telecommunication Services	2.3	13,996
Tobacco	2.2	13,021
Household Products	2.2	12,961
Food Products	2.2	12,824
Health Care Equipment & Supplies	2.1	12,680
Hotels, Restaurants & Leisure	2.1	12,577
Semiconductors & Semiconductor Equipment	2.1	12,559
Road & Rail	1.8	10,337
Construction Materials	1.7	10,150
Insurance	1.6	9,528
Beverages	1.6	9,294
Health Care Providers & Services	1.6	9,270
Energy Equipment & Services	1.4	8,295
Electrical Equipment	1.2	7,356
Personal Products	1.0	5,771
Computers & Peripherals	0.8	4,522
Electric Utilities	0.7	4,325
Aerospace & Defense	0.6	3,743
Internet Software & Services	0.4	2,544
Investment Securities, at Value	96.6	575,644
Short-Term Investments	3.4	20,203
Total Investments	100.0%	$595,847

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
▲	Rate shown reflects yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $555,001. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $54,497 and $13,651, respectively. Net unrealized appreciation for tax purposes is $40,846.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report.

2

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$82,895	$—	$—	$82,895
Equities - Consumer Staples	76,043	—	—	76,043
Equities - Energy	49,467	—	—	49,467
Equities - Financials	122,952	—	—	122,952
Equities - Health Care	82,766	—	—	82,766
Equities - Industrials	44,420	—	—	44,420
Equities - Information Technology	39,840	—	—	39,840
Equities - Materials	42,113	—	—	42,113
Equities - Telecommunication Services	30,823	—	—	30,823
Equities - Utilities	4,325	—	—	4,325
Cash & Cash Equivalent - Repurchase Agreement	—	20,203	—	20,203
Total	$575,644	$20,203	$—	$595,847

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts - Appreciation	$—	$1,128	$—	$1,128
Forward Foreign Currency Contracts - Depreciation	—	(30)	—	(30)
Total	$—	$1,098	$—	$1,098

*	Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

3

Transamerica UBS Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 3.8%
General Dynamics Corp.	339,100	$22,669
Raytheon Co.	323,800	16,977
Air Freight & Logistics - 2.6%
FedEx Corp.	343,400	26,905
Airlines - 1.2%
Southwest Airlines Co. Λ	1,137,000	12,882
Auto Components - 1.2%
BorgWarner, Inc. ‡	341,800	11,994
Beverages - 1.2%
PepsiCo, Inc.	217,500	12,967
Capital Markets - 4.2%
Bank of New York Mellon Corp.	831,655	24,193
Morgan Stanley	724,200	19,394
Chemicals - 2.0%
E.I. du Pont de Nemours & Co.	653,200	21,301
Commercial Banks - 4.3%
City National Corp.	146,600	7,241
Wells Fargo & Co.	1,326,000	37,698
Computers & Peripherals - 3.4%
Hewlett-Packard Co.	447,800	21,078
Seagate Technology	845,900	14,152
Containers & Packaging - 1.3%
Ball Corp.	266,300	13,525
Diversified Financial Services - 7.7%
Bank of America Corp.	2,190,800	33,256
JPMorgan Chase & Co.	1,216,400	47,367
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	1,542,800	39,125
Electric Utilities - 7.2%
American Electric Power Co., Inc.	627,000	21,726
Exelon Corp.	515,500	23,517
FirstEnergy Corp.	339,300	14,800
Pepco Holdings, Inc. Λ	960,200	15,766
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	529,200	23,963
Noble Corp.	295,000	11,894
Food & Staples Retailing - 1.4%
Kroger Co.	673,000	14,422
Health Care Equipment & Supplies - 3.2%
Covidien PLC	662,600	33,501
Health Care Providers & Services - 2.5%
UnitedHealth Group, Inc.	773,700	25,532
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. ‡	557,100	18,568
Household Durables - 1.0%
Fortune Brands, Inc.	250,200	10,401
Household Products - 2.5%
Procter & Gamble Co. Λ	416,600	25,642
Independent Power Producers & Energy Traders - 0.4%
Dynegy, Inc. - Class A ‡ Λ	2,345,600	3,800
Insurance - 5.2%
ACE, Ltd. ‡	336,300	16,570
Aflac, Inc.	418,800	20,282
Principal Financial Group, Inc.	734,000	16,919
Machinery - 4.0%
Illinois Tool Works, Inc.	497,800	21,700
PACCAR, Inc.	530,900	19,128
Media - 5.3%
Comcast Corp. - Class A	1,656,000	26,213
Interpublic Group of Cos., Inc. ‡	1,998,900	12,913
Time Warner, Inc.	611,500	16,786
Multi-Utilities - 0.8%
MDU Resources Group, Inc.	366,900	8,079
Oil, Gas & Consumable Fuels - 15.0%
Chevron Corp.	475,700	34,307
Exxon Mobil Corp.	852,700	54,940
Hess Corp.	325,100	18,788
Marathon Oil Corp.	415,200	12,377
Peabody Energy Corp.	358,600	15,104
Ultra Petroleum Corp. ‡	433,900	19,933
Pharmaceuticals - 6.8%
Merck & Co., Inc.	709,800	27,100
Pfizer, Inc.	2,355,400	43,952
Road & Rail - 1.0%
Ryder System, Inc.	291,700	10,618
Specialty Retail - 1.2%
Lowe’s Cos., Inc.	593,100	12,841
Total Common Stocks (cost $1,048,136)		1,034,806

INVESTMENT COMPANY - 0.1%
Capital Markets - 0.1%
SPDR S&P 500 ETF Trust - Series 1 Λ	10,000	1,074
Total Investment Company (cost $821)

SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	18,393,282	18,393
Total Securities Lending Collateral (cost $18,393)

	Principal
REPURCHASE AGREEMENT - 0.4%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $3,988 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $4,072.	$3,988	3,988
Total Repurchase Agreement (cost $3,988)

Total Investment Securities (cost $1,071,338) #		1,058,261
Other Assets and Liabilities - Net		(17,367)

Net Assets		$1,040,894

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $17,908.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $1,071,338. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $65,073 and $78,150, respectively. Net unrealized depreciation for tax purposes is $13,077.

DEFINITION:

SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$109,717	$—	$—	$109,717
Equities - Consumer Staples	53,031	—	—	53,031
Equities - Energy	191,306	—	—	191,306
Equities - Financials	222,919	—	—	222,919
Equities - Health Care	130,085	—	—	130,085
Equities - Industrials	130,879	—	—	130,879
Equities - Information Technology	35,230	—	—	35,230
Equities - Materials	34,826	—	—	34,826
Equities - Telecommunication Services	39,125	—	—	39,125
Equities - Utilities	87,688	—	—	87,688
Investment Company - Financials	1,074	—	—	1,074
Cash & Cash Equivalent - Repurchase Agreement	—	3,988	—	3,988
Cash & Cash Equivalent - Securities Lending Collateral	18,393	—	—	18,393
Total	$1,054,273	$3,988	$—	$1,058,261

The notes are an integral part of this report.

2

Transamerica Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts in thousands)

(unaudited)

		Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 76.5%
Argentina - 3.4%
Republic of Argentina
0.39%, 08/03/2012 *	$32,267		$10,325
8.28%, 12/31/2033		3,722	2,540
Brazil - 9.6%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/2020 - 144A		2,970	2,908
6.37%, 06/16/2018 - 144A		2,020	2,091
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2017	BRL	16,979	7,770
Republic of Brazil
5.88%, 01/15/2019	$400		419
7.13%, 01/20/2037		970	1,078
8.00%, 01/15/2018		7,325	8,366
8.88%, 10/14/2019 - 04/15/2024		4,833	6,126
10.00%, 08/07/2011		3,200	3,614
10.50%, 07/14/2014		2,580	3,280
Bulgaria - 0.4%
Republic of Bulgaria
8.25%, 01/15/2015 Reg S		1,263	1,452
Colombia - 3.7%
Republic of Colombia
7.38%, 03/18/2019		6,020	6,727
11.75%, 02/25/2020		5,160	7,366
Cote d'Ivoire - 0.4%
Republic of Ivory Coast
4.00%, 03/31/2018 Џ		2,895	1,621
Croatia - 0.5%
Republic of Croatia
6.75%, 11/05/2019 - 144A		1,740	1,843
Dominican Republic - 0.2%
Republic of the Dominican Republic
9.04%, 01/23/2018 Reg S		743	814
Ecuador - 0.6%
Republic of Ecuador
9.38%, 12/15/2015 Reg S		2,360	2,218
Georgia - 0.4%
Republic of Georgia
7.50%, 04/15/2013		1,290	1,329
Ghana - 0.7%
Republic of Ghana
8.50%, 10/04/2017 - 144A		2,596	2,732
Indonesia - 4.3%
Republic of Indonesia
6.88%, 01/17/2018 - 144A		3,710	4,025
6.88%, 01/17/2018 Reg S		1,740	1,892
7.75%, 01/17/2038 - 144A		8,531	9,416
7.75%, 01/17/2038 Reg S		893	982
Korea, Republic of - 1.2%
Export-Import Bank of Korea
5.88%, 01/14/2015		2,990	3,211
Republic of Korea
5.75%, 04/16/2014		1,220	1,333
Lithuania - 0.5%
Republic of Lithuania
6.75%, 01/15/2015 - 144A		1,810	1,888
Mexico - 8.7%
United Mexican States
5.63%, 01/15/2017		2,020	2,121
5.95%, 03/19/2019		5,460	5,768
6.05%, 01/11/2040		2,750	2,647
6.75%, 09/27/2034		5,887	6,181
8.50%, 05/31/2029 - 11/18/2038	MXN	164,030	12,360
10.00%, 12/05/2024		42,910	3,788
Pakistan - 0.5%
Republic of Pakistan
6.88%, 06/01/2017 Reg S		$940	771
7.13%, 03/31/2016 - 144A		360	306
7.13%, 03/31/2016 Reg S		830	715
Panama - 2.2%
Republic of Panama
5.20%, 01/30/2020 Λ		3,420	3,402
7.13%, 01/29/2026		1,690	1,880
8.88%, 09/30/2027 Λ		1,694	2,160
9.38%, 04/01/2029		700	928
Peru - 4.1%
Republic of Peru
7.13%, 03/30/2019		1,890	2,129
7.35%, 07/21/2025		2,600	2,906
8.75%, 11/21/2033		8,351	10,563
Philippines - 4.4%
Republic of the Philippines
8.38%, 06/17/2019		1,841	2,216
8.88%, 03/17/2015		3,086	3,715
9.00%, 02/15/2013		7,000	8,155
9.50%, 02/02/2030		1,796	2,321
Qatar - 0.5%
State of Qatar
9.75%, 06/15/2030 Reg S		1,220	1,696
Russian Federation - 7.6%
Russian Federation
7.50%, 03/31/2030 Reg SЂ		18,494	20,807
12.75%, 06/24/2028 Reg S		4,470	7,689
South Africa - 0.2%
Republic of South Africa
6.88%, 05/27/2019		790	875
Sri Lanka - 0.5%
Republic of Sri Lanka
7.40%, 01/22/2015 - 144A		1,200	1,268
8.25%, 10/24/2012 Reg S		600	641
Turkey - 10.9%
Republic of Turkey
Zero Coupon, 05/11/2011	TRY	13,220	7,977
6.75%, 05/30/2040		$2,920	2,836
6.88%, 03/17/2036		6,054	6,009
7.00%, 09/26/2016		7,200	7,938
7.50%, 07/14/2017		2,724	3,078
11.00%, 01/14/2013 - 08/06/2014	TRY	7,672	6,299
11.88%, 01/15/2030		$1,951	3,087
16.00%, 03/07/2012	TRY	4,480	3,393
Ukraine - 1.6%
Republic of Ukraine
6.58%, 11/21/2016 Reg S		$2,636	2,188
6.75%, 11/14/2017 Reg S		2,430	2,017
7.65%, 06/11/2013 Reg S		2,146	1,996

The notes are an integral part of this report.

1

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Uruguay - 0.3%
Republic of Uruguay
8.00%, 11/18/2022	$953	$1,090
Venezuela - 9.1%
Republic of Venezuela
5.75%, 02/26/2016 Reg S	3,400	2,397
6.00%, 12/09/2020 Reg S	1,940	1,130
7.00%, 03/31/2038 Reg S	2,907	1,639
7.65%, 04/21/2025	4,700	2,914
9.00%, 05/07/2023 Reg S	3,440	2,425
9.25%, 09/15/2027	15,000	11,288
9.25%, 05/07/2028 Reg S	12,302	8,581
10.75%, 09/19/2013	4,180	3,804
Total Foreign Government Obligations (cost $266,132)		287,460

CORPORATE DEBT SECURITIES - 7.4%
Chile - 1.0%
Empresa Nacional del Petroleo
6.75%, 11/15/2012 - 144A	500	553
6.75%, 11/15/2012 Reg S	2,810	3,108
Luxembourg - 1.7%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/2017 - 144A	1,527	1,517
7.18%, 05/16/2013 Reg S	450	480
7.18%, 05/16/2013 - 144A	4,130	4,408
Mexico - 0.5%
Pemex Project Funding Master Trust
8.63%, 12/01/2023	1,750	2,048
Netherlands - 3.4%
Intergas Finance BV
6.38%, 05/14/2017 Reg S	900	887
Kazmunaigaz Finance Sub BV
9.13%, 07/02/2018 - 144A	9,600	11,003
Pindo Deli Finance BV - Class C
04/28/2025 Reg S * §	1,500	23
1.00%, 04/28/2025 - 144A * § Џ	9,415	141
2.25%, 04/28/2018 Reg S * § Џ	1,500	184
2.25%, 04/28/2015 Reg S * § Џ	297	42
2.25%, 04/28/2015 - 144A * § Џ	150	18
Tjiwi Kimia Finance BV - Class B
04/28/2027 - 144A * §	1,045	16
2.25%, 04/28/2015 - 144A * § Џ	2,148	219
2.25%, 04/28/2018 Reg S * § Џ	1,000	103
2.25%, 04/28/2015 Reg S * § Џ	988	131
4.94%, 04/28/2027 Reg S * §	1,500	23
Trinidad and Tobago - 0.8%
National Gas Co. of Trinidad & Tobago, Ltd.
6.05%, 01/15/2036 - 144A	2,406	2,201
6.05%, 01/15/2036 Reg S	1,000	910
Total Corporate Debt Securities (cost $33,249)		28,015

	Shares
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	3,279,460	3,279

Total Securities Lending Collateral (cost $3,279)

	Principal
REPURCHASE AGREEMENT - 13.9%
State Street Repurchase Agreement 0.01%▲, dated 01/29/2010, to be repurchased at $52,445 on 02/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $53,497.	$52,445	52,445
Total Repurchase Agreement (cost $52,445)

Total Investment Securities (cost $355,105) #		371,199
Other Assets and Liabilities - Net		4,889

Net Assets		$376,088

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Foreign Government Obligation	77.4%	$287,460
Oil, Gas & Consumable Fuels	4.5	16,712
Commercial Banks	1.7	6,405
Diversified Financial Services	0.8	3,111
Paper & Forest Products	0.2	900
Gas Utilities	0.2	887
Investment Securities, at Value	84.8	315,475
Short-Term Investments	15.2	55,724
Total Investments	100.0%	$371,199

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 01/31/2010.
Џ	In default.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $3,213.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
§	Illiquid. These securities aggregated $900, or 0.24%, of the fund's net assets.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $355,105. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,887 and $9,793, respectively. Net unrealized appreciation for tax purposes is $16,094.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2010, these securities aggregated $46,553, or 12.38%, of the fund's net assets.

BRL	Brazilian Real
MXN	Mexican Peso
OJSC	Open Joint Stock Company
TRY	Turkish New Lira

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Energy	$—	$16,712	$—	$16,712
Fixed Income - Financials	—	9,516	—	9,516
Fixed Income - Foreign Government Obligation	—	287,460	—	287,460
Fixed Income - Materials	—	—	900	900
Fixed Income - Utilities	—	887	—	887
Cash & Cash Equivalent - Repurchase Agreement	—	52,445	—	52,445
Cash & Cash Equivalent - Securities Lending Collateral	3,279	—	—	3,279
Total	$3,279	$367,020	$900	$371,199

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 10/31/2009	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 1/31/2010
Fixed Income - Materials	$831	$—	$9	$—	$60	$—	$900

The notes are an integral part of this report.

3

Transamerica Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Air Freight & Logistics - 4.0%
CH Robinson Worldwide, Inc.	87,281	$4,943
Expeditors International of Washington, Inc.	181,072	6,174
Automobiles - 0.6%
Better Place § ‡ Ə Δ	555,742	1,667
Capital Markets - 4.0%
Calamos Asset Management, Inc. - Class A Λ	155,726	2,017
Greenhill & Co., Inc.	66,745	5,193
T. Rowe Price Group, Inc.	79,811	3,960
Chemicals - 4.1%
Intrepid Potash, Inc. ‡ Λ	120,590	2,953
Nalco Holding Co.	214,323	5,055
Rockwood Holdings, Inc. ‡ Λ	152,598	3,343
Commercial Services & Supplies - 0.9%
Covanta Holding Corp. ‡ Λ	146,998	2,572
Communications Equipment - 1.2%
Palm, Inc. ‡ Λ	327,018	3,398
Computers & Peripherals - 2.8%
Teradata Corp. ‡	280,438	7,844
Construction Materials - 2.4%
Martin Marietta Materials, Inc. Λ	65,913	5,219
Texas Industries, Inc. Λ	41,254	1,400
Distributors - 3.9%
Li & Fung, Ltd.	2,364,000	10,840
Diversified Consumer Services - 2.9%
New Oriental Education & Technology Group ADR ‡ Λ	59,713	4,060
Strayer Education, Inc. Λ	19,910	4,137
Diversified Financial Services - 7.0%
IntercontinentalExchange, Inc. ‡	41,929	4,003
Leucadia National Corp. ‡	250,857	5,602
Moody’s Corp. Λ	68,075	1,878
MSCI, Inc. - Class A ‡	267,640	7,911
Health Care Equipment & Supplies - 3.6%
Gen-Probe, Inc. ‡	128,450	5,514
Intuitive Surgical, Inc. ‡	13,507	4,431
Hotels, Restaurants & Leisure - 7.5%
Ctrip.com International, Ltd. ADR ‡	304,026	9,512
Las Vegas Sands Corp. ‡ Λ	220,582	3,419
Wynn Resorts, Ltd. Λ	126,014	7,798
Household Durables - 2.6%
Gafisa SA ADR Λ	121,407	3,120
NVR, Inc. ‡ Λ	6,183	4,230
Internet & Catalog Retail - 4.6%
NetFlix, Inc. ‡ Λ	46,483	2,894
priceline.com, Inc. ‡	50,933	9,949
Internet Software & Services - 8.8%
Akamai Technologies, Inc. ‡ Λ	210,834	5,208
Alibaba.com, Ltd.	2,335,700	5,295
Baidu, Inc. ADR ‡	26,249	10,806
Equinix, Inc. ‡	33,942	3,266
IT Services - 1.9%
Redecard SA	373,805	5,225
Life Sciences Tools & Services - 4.9%
Illumina, Inc. ‡ Λ	218,085	8,002
Techne Corp.	87,695	5,755
Media - 2.2%
Discovery Communications, Inc. - Series C ‡	109,977	2,888
Groupe Aeroplan, Inc.	323,835	3,365
Multiline Retail - 1.1%
Sears Holdings Corp. ‡ Λ	32,232	3,007
Oil, Gas & Consumable Fuels - 6.9%
Petrohawk Energy Corp. ‡	86,071	1,922
Range Resources Corp.	151,919	6,988
Ultra Petroleum Corp. ‡	220,991	10,153
Personal Products - 1.7%
Mead Johnson Nutrition Co. - Class A	102,956	4,657
Pharmaceuticals - 1.5%
Allergan, Inc.	57,914	3,330
Ironwood Pharmaceuticals § ‡ Ə Δ	54,887	741
Professional Services - 8.2%
Corporate Executive Board Co.	93,304	2,159
IHS, Inc. - Class A ‡ Λ	73,465	3,779
Intertek Group PLC	311,491	6,025
Monster Worldwide, Inc. ‡ Λ	131,762	2,054
Verisk Analytics, Inc. - Class A ‡	303,422	8,533
Semiconductors & Semiconductor Equipment - 0.4%
NVIDIA Corp. ‡	79,197	1,219
Software - 5.1%
Autodesk, Inc. ‡	150,439	3,579
Rovi Corp. ‡	82,099	2,370
Salesforce.com, Inc. ‡	131,600	8,363
Trading Companies & Distributors - 1.5%
Fastenal Co. Λ	103,510	4,294
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA	37,607	2,682
Total Common Stocks (cost $251,879)		270,701

SECURITIES LENDING COLLATERAL - 16.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	45,697,198	45,697
Total Securities Lending Collateral (cost $45,697)

	Principal
REPURCHASE AGREEMENT - 3.5%
State Street Repurchase Agreement 0.01%▲, dated 01/29/2010, to be repurchased at $9,808 on 02/01/2010. Collateralized by U.S. Government Agency Obligations, 3.75% - 5.00%, due 07/01/2018 - 12/15/2023, and with a total value of $10,005.	$9,808	9,808
Total Repurchase Agreement (cost $9,808)

Total Investment Securities (cost $307,384) #		326,206
Other Assets and Liabilities - Net		(47,964)

Net Assets		$278,242

The notes are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

§	Illiquid. These securities aggregated $2,408, or 0.87%, of the fund’s net assets.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a Market Value of $2,408, or 0.87% of the fund’s net assets.
‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $44,653.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $307,384. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37,242 and $18,420, respectively. Net unrealized appreciation for tax purposes is $18,822.

Δ	Restricted Security. At 01/31/2010, the fund owned the respective securities (representing 0.87% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Shares	Cost	Market Value	Price ¥
Better Place	01/25/2010	555,742	$1,667	$1,667	$3.00
Ironwood Pharmaceuticals	09/11/2008	54,887	659	741	13.50

¥ Price is not in thousands.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$69,219	$1,667	$—	$70,886
Equities - Consumer Staples	4,657	—	—	4,657
Equities - Energy	19,063	—	—	19,063
Equities - Financials	30,564	—	—	30,564
Equities - Health Care	27,032	—	741	27,773
Equities - Industrials	40,533	—	—	40,533
Equities - Information Technology	56,573	—	—	56,573
Equities - Materials	17,970	—	—	17,970
Equities - Telecommunication Services	2,682	—	—	2,682
Cash & Cash Equivalent - Repurchase Agreement	—	9,808	—	9,808
Cash & Cash Equivalent - Securities Lending Collateral	45,697	—	—	45,697
Total	$313,990	$11,475	$741	$326,206

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 10/31/2009	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 1/31/2010
Equities - Health Care	$659	$—	$—	$—	$82	$—	$741

The notes are an integral part of this report.

2

Transamerica Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS - 2.3%
Biotechnology - 0.3%
Pacific Bioscience § ‡ Ə Δ	63,479	$444
Internet Software & Services - 0.5%
Twitter, Inc. § ‡ Ə Δ	41,309	660
IT Services - 0.6%
Ning, Inc. § ‡ Ə Δ	108,208	954
Pharmaceuticals - 0.9%
Microbia, Inc. § ‡ Ə Δ	96,357	1,301
Total Preferred Stocks (cost $2,480)		3,359

COMMON STOCKS - 93.1%
Automobiles - 0.6%
Better Place § ‡ Ə Δ	289,277	868
Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc. ‡ Λ	78,030	1,319
Capital Markets - 7.1%
Capital Southwest Corp.	4,418	360
GLG Partners, Inc. ‡ Λ	172,014	504
Greenhill & Co., Inc.	75,413	5,867
Riskmetrics Group, Inc. ‡ Λ	203,624	3,470
Chemicals - 2.7%
Intrepid Potash, Inc. ‡	63,527	1,556
Rockwood Holdings, Inc. ‡	105,618	2,314
Communications Equipment - 1.2%
Palm, Inc. ‡ Λ	171,759	1,785
Construction Materials - 3.7%
Eagle Materials, Inc. Λ	132,711	3,028
Texas Industries, Inc. Λ	71,982	2,443
Distributors - 0.5%
Integrated Distribution Services Group, Ltd.	466,000	784
Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group ADR ‡ Λ	23,790	1,618
Diversified Financial Services - 3.6%
Climate Exchange PLC ‡	20,843	204
MSCI, Inc. - Class A ‡	136,453	4,033
Pico Holdings, Inc. ‡ Λ	30,498	957
Diversified Telecommunication Services - 1.5%
Cogent Communications Group, Inc. ‡ Λ	192,581	2,103
Electric Utilities - 4.2%
Brookfield Infrastructure Partners, LP	241,885	3,870
Prime Infrastructure Group ‡ Λ	676,106	2,225
Health Care Equipment & Supplies - 2.0%
Gen-Probe, Inc. ‡	66,444	2,852
Health Care Technology - 2.8%
Athenahealth, Inc. ‡ Λ	104,167	4,098
Hotels, Restaurants & Leisure - 10.6%
Ambassadors Group, Inc.	99,517	1,128
BJ’s Restaurants, Inc. ‡ Λ	101,563	2,147
Ctrip.com International, Ltd. ADR ‡	58,332	1,825
Gaylord Entertainment Co. ‡ Λ	39,068	752
Mandarin Oriental International, Ltd. Λ	608,288	858
PF Chang’s China Bistro, Inc. ‡ Λ	132,221	5,103
Vail Resorts, Inc. ‡ Λ	100,952	3,401
Household Durables - 4.0%
Brookfield Incorporacoes SA	503,774	2,208
Gafisa SA ADR Λ	95,844	2,462
iRobot Corp. ‡ Λ	68,517	1,083
Insurance - 2.5%
Greenlight Capital Re, Ltd. - Class A ‡ Λ	151,797	3,666
Internet & Catalog Retail - 4.8%
Blue Nile, Inc. ‡ Λ	104,697	5,397
DeNA Co., Ltd. Λ	272	1,573
Internet Software & Services - 8.3%
comScore, Inc. ‡	52,171	708
GSI Commerce, Inc. ‡ Λ	102,075	2,323
Mercadolibre, Inc. ‡ Λ	61,422	2,336
Opentable, Inc. ‡ Λ	80,089	1,993
Rediff.com India, Ltd. ADR ‡	78,392	205
SINA Corp. ‡ Λ	34,393	1,244
VistaPrint NV ‡	57,361	3,213
IT Services - 2.7%
Forrester Research, Inc. ‡	111,640	3,024
Information Services Group, Inc. ‡ Λ	231,320	840
Leisure Equipment & Products - 0.9%
Universal Entertainment Corp. ‡ Λ	107,300	1,335
Life Sciences Tools & Services - 4.2%
Techne Corp.	91,453	6,001
Media - 1.4%
CKX, Inc. ‡ Λ	108,899	442
Interactive Data Corp.	48,278	1,382
Lakes Entertainment, Inc. ‡	61,344	153
Metals & Mining - 0.5%
Lynas Corp., Ltd. ‡	1,328,900	652
Oil, Gas & Consumable Fuels - 3.6%
Atlas Energy, Inc. Λ	77,806	2,353
Contango Oil & Gas Co. ‡	31,879	1,554
GMX Resources, Inc. ‡ Λ	125,841	1,333
Pharmaceuticals - 0.8%
Xenoport, Inc. ‡	62,697	1,159
Professional Services - 5.6%
Advisory Board Co. ‡	108,838	3,514
Corporate Executive Board Co.	40,895	946
Costar Group, Inc. ‡ Λ	93,478	3,775
Real Estate Management & Development - 0.4%
Consolidated-Tomoka Land Co. Λ	12,857	425
Market Leader, Inc. ‡	102,471	198
Semiconductors & Semiconductor Equipment - 2.0%
Tessera Technologies, Inc. ‡	165,118	2,835
Software - 3.0%
Blackboard, Inc. ‡	47,973	1,890
Longtop Financial Technologies, Ltd. ADR ‡	51,488	1,785
Netsuite, Inc. ‡ Λ	40,640	642
Specialty Retail - 1.8%
Citi Trends, Inc. ‡ Λ	83,825	2,609
Textiles, Apparel & Luxury Goods - 2.4%
Lululemon Athletica, Inc. ‡ Λ	121,488	3,431
Transportation Infrastructure - 1.7%
Grupo Aeroportuario del Pacifico SAB de CV ADR Λ	76,075	2,390
Total Common Stocks (cost $127,856)		134,551

The notes are an integral part of this report.

1

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	36,892,538	$36,893
Total Securities Lending Collateral (cost $36,893)

	Principal
REPURCHASE AGREEMENT - 5.3%
State Street Repurchase Agreement 0.01% ▲, dated 01/29/2010, to be repurchased at $7,725 on 02/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, and with a value of $7,884.	$7,725	7,725
Total Repurchase Agreement (cost $7,725)

Total Investment Securities (cost $174,954) #		182,528
Other Assets and Liabilities - Net		(37,876)

Net Assets		$144,652

NOTES TO SCHEDULE OF INVESTMENTS:

§	Illiquid. These securities aggregated $4,227, or 2.92%, of the fund’s net assets.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a Market Value of $4,227, or 2.92% of the fund’s net assets.
‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $35,921.
▲	Rate shown reflects the yield at 01/29/2010.
#

Aggregate cost for federal income tax purposes is $174,954. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,431 and $10,857, respectively. Net unrealized appreciation for tax purposes is $7,574.

Δ	Restricted Security. At 01/31/2010, the fund owned the respective securities (representing 2.92% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Shares	Cost	Market Value	Price ¥
Pacific Bioscience	07/11/2008	63,479	$444	$444	$7.00
Twitter, Inc.	09/24/2009	41,309	660	660	15.98
Ning, Inc.	03/19/2008	108,208	774	954	8.81
Microbia, Inc.	02/01/2007	96,357	602	1,301	13.50
Better Place	01/25/2010	289,277	868	868	3.00

¥ Price is not in thousands.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$39,691	$868	$—	$40,559
Equities - Energy	5,240	—	—	5,240
Equities - Financials	19,684	—	—	19,684
Equities - Health Care	15,429	—	1,745	17,174
Equities - Industrials	10,625	—	—	10,625
Equities - Information Technology	24,823	—	954	25,777
Equities - Materials	9,993	—	—	9,993
Equities - Telecommunication Services	2,103	—	660	2,763
Equities - Utilities	6,095	—	—	6,095
Cash & Cash Equivalent - Repurchase Agreement	—	7,725	—	7,725
Cash & Cash Equivalent - Securities Lending Collateral	36,893	—	—	36,893
Total	$170,576	$8,593	$3,359	$182,528

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 10/31/2009	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 1/31/2010
Equities - Health Care	$1,601	$—	$—	$—	$144	$—	$1,745
Equities - Information Technology	953	—	—	—	1	—	954
Equities - Telecommunication Services	660	—	—	—	—	—	660
Total	$3,214	$—	$—	$—	$145	$—	$3,359

The notes are an integral part of this report.

3

Transamerica WMC Emerging Markets

SCHEDULE OF INVESTMENTS

At January 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.7%
Mexico - 0.7%
Cemex SAB de CV - Class CPO	1,774,612	$1,631
Total Convertible Preferred Stock (cost $1,666)

PREFERRED STOCKS - 1.5%
Brazil - 1.5%
Cia Paranaense de Energia, 0.38% ▲	104,700	2,141
VIVO Participacoes SA, 2.73% ▲	39,800	1,129
Total Preferred Stocks (cost $2,756)		3,270

COMMON STOCKS - 89.8%
Bermuda - 4.5%
Aquarius Platinum, Ltd. ‡	241,787	1,441
Central European Media Enterprises, Ltd. - Class A ‡	79,300	2,261
Cosco Pacific, Ltd.	1,144,000	1,677
GOME Electrical Appliances Holdings, Ltd.‡	6,090,000	2,157
Shangri-La Asia, Ltd.	1,342,000	2,347
Brazil - 11.3%
Banco Bradesco SA ADR	47,360	784
BM&FBOVESPA SA	384,900	2,599
Cyrela Brazil Realty SA REIT	168,500	1,934
Itau Unibanco Holding SA ADR	207,130	3,969
Lojas Renner SA	109,300	2,086
Petroleo Brasileiro SA ADR	147,800	5,997
Tam SA ADR ‡	81,900	1,494
Vale SA - Class B ADR	228,200	5,886
Canada - 0.5%
Pacific Rubiales Energy Corp. ‡	78,800	1,052
SouthGobi Energy Resources, Ltd. ‡	2,600	38
Cayman Islands - 0.2%
Simcere Pharmaceutical Group ADR ‡	47,600	390
Chile - 0.8%
Enersis SA ADR	61,000	1,400
ENTEL Chile SA	19,172	277
China - 9.3%
Angang Steel Co., Ltd. - Class H	610,000	1,064
Beijing Capital International Airport Co., Ltd. ‡	1,110,000	630
China Construction Bank Corp. - Class H	3,302,000	2,544
China Life Insurance Co., Ltd. - Class H	885,000	3,955
China Merchants Bank Co., Ltd. - Class H	780,500	1,814
China Petroleum & Chemical Corp. ADR	18,900	1,468
China Shenhua Energy Co., Ltd. - Class H	633,500	2,694
China Shipping Development Co., Ltd. - Class H	1,958,000	3,087
Fantasia Holdings Group Co., Ltd. ‡	2,956,500	613
PetroChina Co., Ltd. ADR	16,800	1,873
Yanzhou Coal Mining Co., Ltd. - Class H	404,000	802
Egypt - 2.4%
Egyptian Financial Group-Hermes Holding	540,406	3,111
Orascom Construction Industries	45,410	2,189
Hong Kong - 2.1%
China Mobile, Ltd. ADR	56,400	2,648
Lenovo Group, Ltd.‡	2,796,000	1,937
Hungary - 1.6%
MOL Hungarian Oil and Gas NyRt ‡	18,798	1,753
Richter Gedeon	8,251	1,748
India - 9.2%
Bharat Heavy Electricals, Ltd.	13,208	688
Canara Bank	206,447	1,730
Crompton Greaves, Ltd.	132,902	1,238
Educomp Solutions, Ltd.	80,851	1,231
Grasim Industries, Ltd.	14,028	786
Indiabulls Real Estate, Ltd. ‡	394,527	1,500
Infrastructure Development Finance Co., Ltd.	613,987	2,036
Lanco Infratech, Ltd. § ‡	1,200,953	1,211
Mahindra & Mahindra, Ltd. GDR	52,772	1,187
Piramal Healthcare, Ltd.	290,160	2,300
Tata Consultancy Services, Ltd.	188,825	3,006
Tata Motors, Ltd. ‡	136,736	2,050
United Spirits, Ltd. GDR	101,328	1,352
Indonesia - 1.7%
Bank Mandiri Tbk	3,990,500	1,995
Indo Tambangraya Megah Tbk	533,000	1,790
Israel - 2.8%
Bezeq Israeli Telecommunication Corp., Ltd.	600,516	1,547
Teva Pharmaceutical Industries, Ltd. ADR	81,400	4,617
Korea, Republic of - 9.4%
Dong-A Pharmaceutical Co., Ltd. ‡	13,837	1,382
Doosan Infracore Co., Ltd. ‡	107,820	1,624
Hanmi Pharm Co., Ltd. ‡	13,288	1,321
KT Corp.	52,540	2,252
LG Electronics, Inc.	29,313	2,751
POSCO ADR	18,170	2,052
Samsung Card Co.	43,154	1,902
Samsung Electronics Co., Ltd.	9,530	6,432
Shinhan Financial Group Co., Ltd.	31,260	1,103
Malaysia - 1.0%
Genting Bhd	1,113,700	2,302
Mexico - 3.5%
America Movil SAB de CV - Series L ADR	97,490	4,255
Cemex SAB de CV ADR ‡	30,600	281
Desarrolladora Homex SAB de CV ADR ‡	24,300	745
Grupo Mexico SAB de CV - Series B	378,900	769
Wal-Mart de Mexico SAB de CV - Series V	381,800	1,693
Netherlands - 0.8%
X5 Retail Group NV GDR ‡	57,395	1,848
Peru - 1.0%
Cia de Minas Buenaventura SA ADR	69,290	2,181
Poland - 0.7%
Bank Pekao SA‡	27,267	1,596
Russian Federation - 5.7%
Gazprom OAO ADR	269,378	6,629
Lukoil OAO ADR	23,456	1,302
MMC Norilsk Nickel ADR ‡	55,951	870
Rosneft Oil Co. GDR ‡	210,268	1,638
Uralkali GDR ‡	102,288	2,200
South Africa - 6.5%
Adcock Ingram Holdings, Ltd.	191,281	1,346
AngloGold Ashanti, Ltd. ADR	34,700	1,238
Aspen Pharmacare Holdings, Ltd. ‡	153,944	1,361
Barloworld, Ltd.	432,310	2,563
Foschini, Ltd.	104,616	771
Impala Platinum Holdings, Ltd.	72,695	1,883
Imperial Holdings, Ltd.	183,697	1,931
Naspers, Ltd. - Class N	14,506	514
Sasol, Ltd.	73,098	2,752
Taiwan - 9.3%
Acer, Inc.	857,000	2,406
Chinatrust Financial Holding Co., Ltd.	2,963,273	1,623
Delta Electronics, Inc.	559,000	1,698
Hon Hai Precision Industry Co., Ltd.	1,320,050	5,558
Hon Hai Precision Industry Co., Ltd. GDR	5,482	51
Synnex Technology International Corp.	761,000	1,567
Taiwan Semiconductor Manufacturing Co., Ltd.	2,689,354	5,177
Yuanta Financial Holding Co., Ltd.	3,711,000	2,370

The notes are an integral part of this report.

1

	Shares	Value
Thailand - 2.7%
IRPC PCL	14,072,400	$1,848
Kasikornbank PCL ‡	1,064,500	2,822
PTT Chemical PCL	505,500	1,291
Turkey - 1.8%
Ford Otomotiv Sanayi AS	223,638	1,583
Hurriyet Gazetecilik AS ‡	966,556	1,221
Turkiye Is Bankasi - Class C	262,800	1,168
United Kingdom - 0.6%
Hikma Pharmaceuticals PLC	149,256	1,306
United States - 0.4%
Central European Distribution Corp. ‡	24,350	780
Total Common Stocks (cost $176,723)		197,939

INVESTMENT COMPANY - 4.3%
United States - 4.3%
Vanguard Emerging Markets	250,600	9,593
Total Investment Company (cost $10,363)

WARRANT - 0.0%*
India - 0.0%*
Lanco Infratech, Ltd. ‡
Expiration: 01/25/2013
Exercise Price: $0.00	57,528	58
Total Warrant (cost $48)

	Principal
REPURCHASE AGREEMENT - 9.3%
State Street Repurchase Agreement 0.01%▲, dated 01/29/2010, to be repurchased at $20,586 on 02/01/2010. Collateralized by U.S. Government Agency Obligations, 3.37% - 4.00%, due 07/01/2034 - 12/25/2038, and with a total value of $20,998.	$20,586	20,586
Total Repurchase Agreement (cost $20,586)

Total Investment Securities (cost $212,142) #		233,077
Other Assets and Liabilities - Net		(12,293)

Net Assets		$220,784

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Hungarian Forint	(9,339)	02/04/2010	$(41)	$(7)
Hungarian Forint	127,450	02/04/2010	656	(5)
Hungarian Forint	(99,942)	02/04/2010	(398)	(113)
Hungarian Forint	(18,169)	02/04/2010	(90)	(3)
Hungarian Forint	(254,987)	01/20/2011	(1,257)	1
Hungarian Forint	(78,329)	01/20/2011	(387)	1
Mexican Peso	(8,107)	02/26/2010	(495)	(123)
Mexican Peso	(1,763)	02/26/2010	(130)	(5)
Mexican Peso	(692)	02/26/2010	(48)	(5)
Mexican Peso	10,562	02/26/2010	804	2
				$(257)

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY :
Oil, Gas & Consumable Fuels	13.7%	$31,636
Commercial Banks	9.0	21,148
Metals & Mining	7.6	17,384
Pharmaceuticals	6.8	15,771
Semiconductors & Semiconductor Equipment	4.9	11,609
Emerging Market - Equity	4.1	9,593
Electronic Equipment & Instruments	3.9	8,874
Wireless Telecommunication Services	3.6	8,032
Capital Markets	2.4	5,481
Household Durables	2.2	5,430
Hotels, Restaurants & Leisure	2.0	4,649
Diversified Financial Services	2.0	4,635
Computers & Peripherals	1.8	4,343
Diversified Telecommunication Services	1.8	4,076
Media	1.7	3,996
Insurance	1.7	3,955
Machinery	1.6	3,674
Electric Utilities	1.5	3,541
Food & Staples Retailing	1.5	3,541
Chemicals	1.5	3,491
Construction & Engineering	1.4	3,458
Marine	1.4	3,087
IT Services	1.3	3,006
Specialty Retail	1.2	2,928
Automobiles	1.2	2,770
Construction Materials	1.1	2,698
Industrial Conglomerates	1.1	2,563
Transportation Infrastructure	1.0	2,307
Beverages	0.9	2,132
Real Estate Management & Development	0.9	2,113
Multiline Retail	0.9	2,086
Distributors	0.8	1,931
Electrical Equipment	0.8	1,926
Consumer Finance	0.8	1,902
Airlines	0.6	1,494
Diversified Consumer Services	0.5	1,231
Investment Securities, at Value	91.2	212,491
Short-Term Investments	8.8	20,586
Total Investments	100.0%	$233,077

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
▲	Rate shown reflects the yield at 01/29/2010.
§	Illiquid. This security aggregated $1,211, or 0.55%, of the fund’s net assets.
#

Aggregate cost for federal income tax purposes is $212,142. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,470 and $5,535, respectively. Net unrealized appreciation for tax purposes is $20,935.

*	Rounds to less than 0.01%.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report.

3

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$23,833	$—	$—	$23,833
Equities - Consumer Staples	5,673	—	—	5,673
Equities - Energy	31,635	—	—	31,635
Equities - Financials	39,235	—	—	39,235
Equities - Health Care	15,772	—	—	15,772
Equities - Industrials	19,639	58	—	19,697
Equities - Information Technology	27,831	—	—	27,831
Equities - Materials	23,573	—	—	23,573
Equities - Telecommunication Services	12,108	—	—	12,108
Equities - Utilities	3,541	—	—	3,541
Investment Company - Financials	9,593	—	—	9,593
Cash & Cash Equivalent - Repurchase Agreement	—	20,586	—	20,586
Total	$212,433	$20,644	$—	$233,077

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts - Appreciation	$—	$4	$—	$4
Forward Foreign Currency Contracts - Depreciation	—	(261)	—	(261)
Total	$—	$(257)	$—	$(257)

*  Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

4

Notes to Schedules of Investments

At January 31, 2010

(unaudited)

Security valuations: The Transamerica Funds (“Funds”) value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting Principles generally accepted in the United States of America (“GAAP”), establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stock):  Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are categorized in Level 1.  Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADRs”), financial futures, Exchange Traded Funds (“ETFs”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreement, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

1

Notes to Schedules of Investments (continued)

At January 31, 2010

(unaudited)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to-be-announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and generally are categorized in Level 1 of the fair value hierarchy. Option Contracts and derivative instruments are carried at unrealized appreciation/ depreciation, including forward contracts, swap contracts, and future contracts. These are generally categorized as a Level 2 in the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled by taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case for interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and generally are categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

The hierarchy classification of inputs used to value the Funds’ investments, at January 31, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are included at the end of each Fund’s Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. Income, expenses, purchases and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates on the respective dates of such transactions. The Funds combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at January 31, 2010 are listed in the Schedules of Investments.

Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

2

Notes to Schedules of Investments (continued)

At January 31, 2010

(unaudited)

Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The underlying face amounts of open futures contracts at January 31, 2010 are listed in the Schedules of Investments.

Loan participations/assignments: The Funds may purchase participations/assignments in commercial loans. Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Funds have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at January 31, 2010.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. The Funds write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest.

The underlying face amounts of open option and swaption contracts at January 31, 2010 are listed in the Schedules of Investments.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds’ custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the Investment Company Act of 1940, as amended. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees).

The value of loaned securities and related collateral outstanding at January 31, 2010 are shown in the Schedules of Investments.

Short sales: The Funds may from time to time sell securities short.  In the event that the sub-advisers anticipate that the price of securities will decline, they may sell the securities short and borrow the same securities from a broker or other institution to complete the sale. The Funds will incur a profit or a loss, depending upon whether the market price of the securities decreases or increases between the date of the short sale and the date on which the Funds must replace the borrowed securities. All short sales will be fully collateralized.

Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations.

3

Notes to Schedules of Investments (continued)

At January 31, 2010

(unaudited)

Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Swap agreements: The Funds may invest in Swap agreements. Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

The Funds sell credit default swaps which expose it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Funds enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Total return swap agreements: The Funds are subject to equity and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counter party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The aggregate fair value of the total return swaps are disclosed in the Schedules of Investments. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by TAM’s Valuation Committee, under the supervison of the Funds’ Board of Trustees. Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive payments from or make payments to the counterparty.

4

Notes to Schedules of Investments (continued)

At January 31, 2010

(unaudited)

TBA purchase commitments: To be announced (“TBA”) purchase commitments are entered to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Treasury Inflation-Protected Securities (“TIPS”): The Funds invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid.  Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at January 31, 2010 are listed in the Schedules of Investments.

5

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date: March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	March 26, 2010

By:	/s/ Robert A. DeVault, Jr.
Principal Financial Officer
Date:	March 26, 2010